UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08932

Artisan Funds, Inc.

(Exact name of registrant as specified in charter)

875 East Wisconsin Avenue, Suite 800

Milwaukee, WI 53202

(Address of principal executive offices) (Zip Code)

Janet D. Olsen	Alyssa Albertelli
Artisan Funds, Inc.	Ropes & Gray LLP
875 East Wisconsin Avenue, Suite 800	One Metro Center
Milwaukee, Wisconsin 53202	700 12th Street, N.W., Suite 900
Washington, D.C. 20005-3948

(Name and address of agents for service)

Registrant’s telephone number, including area code: (414) 390-6100

Date of fiscal year end: 9/30/10

Date of reporting period: 9/30/10

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Shareholders.

ANNUAL

REPORT

September 30, 2010

ARTISAN GLOBAL EQUITY FUND

ARTISAN GLOBAL VALUE FUND

ARTISAN INTERNATIONAL FUND

ARTISAN INTERNATIONAL SMALL CAP FUND

ARTISAN INTERNATIONAL VALUE FUND

ARTISAN MID CAP FUND

ARTISAN MID CAP VALUE FUND

ARTISAN OPPORTUNISTIC GROWTH FUND

ARTISAN OPPORTUNISTIC VALUE FUND

ARTISAN SMALL CAP FUND

ARTISAN SMALL CAP VALUE FUND

ARTISAN FUNDS, INC.

INVESTOR SHARES

ARTISAN FUNDS

P.O. BOX 8412

BOSTON, MA 02266-8412

This report and the audited financial statements contained herein are provided for the general information of the shareholders of Artisan Funds. Before investing, investors should consider carefully each Fund’s investment objective, risks and charges and expenses. For a prospectus, which contains that information and more information about each Fund, please call 800.344.1770 or visit our website at www.artisanfunds.com. Read it carefully before you invest or send money.

Company discussions are for illustration only and are not intended as recommendations of individual stocks. The discussions present information about the companies believed to be accurate, and the views of the portfolio managers, as of September 30, 2010. That information and those views may change, and the Funds disclaim any obligation to advise shareholders of any such changes. Artisan Emerging Markets Fund, Artisan International Fund, Artisan International Value Fund and Artisan Mid Cap Fund offer other classes of shares. Reports on each of the other classes are available under separate cover.

Artisan Funds offered through Artisan Distributors LLC, member FINRA.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
2	Artisan Global Equity Fund
4	Artisan Global Value Fund
6	Artisan International Fund
8	Artisan International Small Cap Fund
10	Artisan International Value Fund
12	Artisan Mid Cap Fund
14	Artisan Mid Cap Value Fund
16	Artisan Opportunistic Growth Fund
18	Artisan Opportunistic Value Fund
20	Artisan Small Cap Fund
22	Artisan Small Cap Value Fund

SCHEDULES OF INVESTMENTS
24	Artisan Global Equity Fund
27	Artisan Global Value Fund
29	Artisan International Fund
32	Artisan International Small Cap Fund
35	Artisan International Value Fund
38	Artisan Mid Cap Fund
41	Artisan Mid Cap Value Fund
44	Artisan Opportunistic Growth Fund
46	Artisan Opportunistic Value Fund
48	Artisan Small Cap Fund
51	Artisan Small Cap Value Fund

54	STATEMENTS OF ASSETS AND LIABILITIES

60	STATEMENTS OF OPERATIONS

66	STATEMENTS OF CHANGES IN NET ASSETS

72	FINANCIAL HIGHLIGHTS

83	NOTES TO FINANCIAL STATEMENTS

102	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

104	SHAREHOLDER EXPENSE EXAMPLE

107	NOTES ON MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE AND PORTFOLIO HOLDINGS’ CLASSIFICATION

109	PROXY VOTING POLICIES AND PROCEDURES

110	INFORMATION ABOUT PORTFOLIO SECURITIES

111	DIRECTORS AND OFFICERS

ARTISAN GLOBAL EQUITY FUND (ARTHX)

INVESTMENT PROCESS HIGHLIGHTS

Artisan Global Equity Fund employs a fundamental stock selection process focused on identifying long-term growth opportunities. The investment team’s thematic approach identifies catalysts for change and develops investment themes with the objective of capitalizing on them globally.

Themes. Changing demographics, developing technology, privatization of economic resources, outsourcing and infrastructure are among the long-term catalysts for change that currently form the basis for our investment themes. The team incorporates these catalysts along with sector and regional fundamentals into a long-term global framework for investment analysis and decision-making.

Sustainable Growth. The team applies a fundamental approach to identifying the long-term, sustainable growth characteristics of potential investments. The team seeks high quality companies that are well managed, have a dominant or improving market position and competitive advantages compared to industry and regional peers.

Valuation. The team assesses the relationship between its estimate of a company’s sustainable growth prospects and its stock price. The team utilizes multiple valuation metrics to establish price targets.

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (3/29/2010 to 9/30/2010)

TOTAL RETURNS (as of 9/30/2010)

Fund / Index	Since Inception(1)
Artisan Global Equity Fund	2.30%
MSCI ACWISM (All Country World Index)	0.57

(1)	For the period from commencement of operations (March 29, 2010) through September 30, 2010; not annualized.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. The Fund’s return may vary greatly over short periods, and current performance may be materially lower or higher than the performance data quoted. The Fund’s investments in initial public offerings (IPOs) made a material contribution to the Fund’s performance. IPO investments are not an integral component of the Fund’s investment process and may not be available in the future. For current to most recent month-end performance information, visit www.artisanfunds.com or call 800.344.1770. The graph and table above does not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The performance shown does not reflect the deduction of a 2% redemption fee on shares held by an investor for 90 days or less and, if reflected, the fee would reduce the performance quoted. The Fund’s performance information reflects Artisan Partners’ contractual agreement to limit the Fund’s expenses to no more than 1.50%, which may be terminated at any time, has been in effect since the Fund’s inception and has had a material impact on the Fund’s performance, which would have been lower in its absence. See page 108 for a description of the index.

INVESTING ENVIRONMENT

Spurred by a stream of see-sawing macro news, investor sentiment ran back and forth during the period from the Fund’s inception on March 29, 2010 through September 30, 2010. Towards the end of the period, concerns over European sovereign debt issues abated, results from the European bank stress tests were generally positive and improved economic data from the U.S. and China was published, driving the MSCI All Country World IndexSM out of negative territory to end up 0.57%. There were wide variances within the Index during this period with regional returns ranging from 8.88% for emerging markets to -1.57% in the Americas, and sector returns from 10.27% for telecom to -3.20% for financials.

PERFORMANCE DISCUSSION

The Fund returned 2.30% for the period from its inception through September 30, 2010. Our relative outperformance was driven by our holdings in the consumer discretionary, financials and consumer staples sectors, which generated many of the portfolio’s top contributors. One of our standout performers was Chinese restaurant chain operator Country Style Cooking Restaurant Chain Co., Ltd. The company went public in September 2010 and we participated in the IPO. Due to the quick run-up in share price, we sold our position shortly after our purchase. Other top contributors included Brazilian commercial bank Banco Daycoval SA and Swiss packaged food company Nestle SA. On a regional basis, our emerging markets names were our greatest source of absolute and relative strength, with the strongest contribution from China and Brazil. Our European holdings, especially those in France and the United Kingdom, also fared better than those in the Index.

On the downside, our holdings in the energy and telecom sectors lagged those in the Index and detracted from relative results. Weakness in our Japanese and United States holdings also weighed on our results. Detractors from relative performance were Hong Kong life-style products holding company Esprit Holdings Limited, Israeli pharmaceutical company Teva Pharmaceutical Industries Limited and Japanese oil and natural gas holding company INPEX CORPORATION. With the exception of INPEX CORPORATION, these positions were all sold during the period.

SECTOR DIVERSIFICATION

Sector	9/30/10
Consumer Discretionary	14.0%
Consumer Staples	15.3
Energy	3.9
Financials	20.9
Healthcare	8.4
Industrials	9.7
Information Technology	21.0
Materials	7.4
Other assets less liabilities	(0.6)
Total	100.0%

As a percentage of total net assets.

REGION ALLOCATION

Region	9/30/10
Europe	40.4%
Americas	28.5
Emerging Markets	21.4
Pacific Basin	10.3

As a percentage of total net assets.

FUND CHANGES

We attempt to identify companies with attractive growth rates, trading at reasonable valuations, with exposure to the long-term themes we have identified. Some of our purchases during the period included French power distribution and automation systems manufacturer Schneider Electric SA, Indian housing finance provider Housing Development Finance Corporation Ltd. and Hong Kong-based resorts and casino operator Sands China Ltd. Sales during the period included Companhia de Bebidas das Americas (AmBev), Covidien plc and Nitori Co., Ltd.

ARTISAN GLOBAL VALUE FUND (ARTGX)

INVESTMENT PROCESS HIGHLIGHTS

Artisan Global Value Fund employs a bottom-up investment process to construct a diversified portfolio of securities of undervalued U.S. and non-U.S. companies. The Fund’s investment process is focused on identifying what the investment team considers to be high quality, undervalued businesses that offer the potential for superior risk/reward outcomes. The team’s in-depth research process focuses on four key investment characteristics:

Undervaluation. Determining the intrinsic value of the business is the heart of the team’s research process. The team believes that intrinsic value represents the amount that a buyer would pay to own a company’s future cash flows. The team seeks to invest at a significant discount to the team’s estimate of the intrinsic value of a business.

Business quality. The team seeks to invest in companies with histories of generating strong free cash flow, improving returns on capital and strong competitive positions in their industries.

Financial strength. The team believes that investing in companies with strong balance sheets helps to reduce the potential for capital risk and provides company management the ability to build value when attractive opportunities are available.

Shareholder-oriented management. The team’s research process attempts to identify management teams with a history of building value for shareholders.

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (12/10/2007 to 9/30/2010)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2010)

Fund / Index	1-Year	Since Inception
Artisan Global Value Fund	10.98%	-1.21%
MSCI ACWISM (All Country World Index)	8.42	-8.39

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance information, visit www.artisanfunds.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The performance shown does not reflect the deduction of a 2% redemption fee on shares held by an investor for 90 days or less and, if reflected, the fee would reduce the performance quoted. The Fund’s performance information reflects Artisan Partners’ contractual agreement to limit the Fund’s expenses to no more than 1.50%, which has been in effect since the Fund’s inception and has had a material impact on the Fund’s performance, which would have been lower in its absence. See page 108 for a description of the index.

INVESTING ENVIRONMENT

Investors see-sawed between the fear of a double-dip recession and the hope for economic recovery during the year ended September 30, 2010, but global equities, as measured by the MSCI All Country World IndexSM, ultimately posted a gain. By the end of the fiscal year, concerns related to the European debt crisis had eased, the results of the EU bank stress tests had been published and many companies had reported an improvement in earnings results.

SECTOR DIVERSIFICATION

Sector	9/30/09	9/30/10
Consumer Discretionary	21.5%	16.8%
Consumer Staples	14.2	11.5
Energy	2.3	2.2
Financials	22.6	26.8
Healthcare	9.3	8.6
Industrials	14.5	17.9
Information Technology	9.1	10.1
Materials	2.4	1.0
Other assets less liabilities	4.1	5.1
Total	100.0%	100.0%

As a percentage of total net assets.

PERFORMANCE DISCUSSION

During the twelve-month period ended September 30, 2010, Artisan Global Value Fund gained 10.98%, outperforming the MSCI All Country World IndexSM, which increased 8.42% over the same period.

Performance of the following stocks had a positive impact on the portfolio during the year: Experian PLC, a U.K. credit information firm; American Express Company, a credit card company; Compass Group PLC, a contract caterer; Tyco Electronics Ltd., an electronic components manufacturer; and Panalpina Welttransport Holding AG, a Swiss logistics provider.

Notable detractors included: Pargesa Holding SA, a Swiss holding company; Home Retail Group plc, a U.K. home and general merchandise retailer; Lockheed Martin Corporation, a defense contractor; The Bank of New York Mellon Corporation, a custodian of financial assets; and Apollo Group, Inc., a for-profit education company.

REGION ALLOCATION

Region	9/30/09	9/30/10
Americas	43.0%	51.7%
Europe	45.2	37.9
Pacific Basin	6.4	5.3
Emerging Markets	1.3	—

As a percentage of total net assets.

FUND CHANGES

We remained focused on the intersection of balance sheet strength, business quality and valuation during the past year. We added several new U.S. stocks to the portfolio, including previously mentioned Lockheed Martin Corporation, MasterCard Incorporated, a payment solutions company; Becton, Dickinson and Company, a maker of medical products; and Accenture plc, a management and technology consulting firm. Another addition to the portfolio during the period was BAE Systems plc, a U.K. defense firm. Our sales included: Covidien plc, Dell Inc., Societe Television Francaise 1 and Wolters Kluwer NV. We also bought and sold previously mentioned Apollo Group, Inc. and Sysco Corporation during the period.

ARTISAN INTERNATIONAL FUND (ARTIX)

INVESTMENT PROCESS HIGHLIGHTS

Artisan International Fund employs a fundamental stock selection process focused on identifying long-term growth opportunities.

Themes. The investment team’s thematic approach identifies catalysts for change and develops investment themes with the objective of capitalizing on them globally. Changing demographics, developing technology, privatization of economic resources, outsourcing and infrastructure are among the long-term catalysts for change that currently form the basis for the team’s investment themes. The team incorporates these catalysts along with sector and regional fundamentals into a long-term global framework for investment analysis and decision-making.

Sustainable Growth. The team applies a fundamental approach to identifying the long term, sustainable growth characteristics of potential investments. The team seeks high quality companies that are well managed, have a dominant or improving market position and competitive advantages compared to industry and regional peers.

Valuation. The team assesses the relationship between its estimate of a company’s sustainable growth prospects and the company’s stock price. The team uses multiple valuation metrics to establish price targets.

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (12/28/1995 to 9/30/2010)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2010)

Fund / Index	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan International Fund	3.27%	-8.78%	3.20%	2.44%	9.83%
MSCI EAFE® Growth Index	8.41	-8.37	2.78	1.14	2.90
MSCI EAFE® Index	3.27	-9.51	1.97	2.56	4.32

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance information, visit www.artisanfunds.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The performance shown does not reflect the deduction of a 2% redemption fee on shares held by an investor for 90 days or less and, if reflected, the fee would reduce the performance quoted. See page 108 for a description of each index.

INVESTING ENVIRONMENT

The MSCI EAFE® Index was up 3.27% during the one-year period ended September 30, 2010. Month-by-month returns were evidence of continued volatility in international markets. Through much of the period, market sentiment was impacted by concerns about the sovereign debt issues within the EU, a possible economic slowdown in China and weakness in the euro. However, the generally positive results of the European bank stress tests and improved economic data from the U.S. and China helped boost investor sentiment in the final months of the fiscal year, which drove full period performance meaningfully higher. There was a wide margin between the best and worst performing market sectors in the MSCI EAFE® Index. The consumer staples, materials, consumer discretionary and industrials sectors each posted gains in excess of 10% during the period, while financials and utilities stocks fell more than 7%.

SECTOR DIVERSIFICATION

Sector	9/30/09	9/30/10
Consumer Discretionary	12.1%	19.2%
Consumer Staples	14.2	15.4
Energy	4.5	—
Financials	30.7	24.4
Healthcare	10.1	5.3
Industrials	11.2	16.4
Information Technology	6.4	9.3
Materials	6.6	6.6
Telecommunication Services	1.6	1.3
Utilities	1.5	0.4
Other assets less liabilities	1.1	1.7
Total	100.0%	100.0%

As a percentage of total net assets.

PERFORMANCE DISCUSSION

The Fund ended the period with a return of 3.27%, performing in line with the MSCI EAFE® Index, but trailing the MSCI EAFE® Growth Index. Relative to the MSCI EAFE® Index, we benefited from the outperformance of our stocks in the consumer discretionary, financials and technology sectors. Our exposure to emerging markets was beneficial as our Chinese holdings meaningfully outpaced the overall market. We also benefited from our underweight exposure to Japan, which was among the worst performing countries in the Index.

Multinational food company Nestle SA, Internet search engine operator Baidu, Inc., rail and freight services provider Canadian Pacific Railway Limited, gases and engineering company Linde AG and auto manufacturer Daimler AG were among our best performers during the period. On the downside, several of our European financial holdings were among our biggest decliners over the past year. Included in that group were ING Groep N.V. (Netherlands) and Intesa Sanpaolo (Italy), as well as three positions that we sold during the period, Societe Generale (France), The Governor and Company of the Bank of Ireland (Ireland) and Credit Suisse Group AG (Switzerland).

REGION ALLOCATION

Region	9/30/09	9/30/10
Europe	68.7%	60.9%
Pacific Basin	9.5	20.2
Emerging Markets	13.9	11.0
Americas	6.8	6.2

As a percentage of total net assets.

FUND CHANGES

We attempt to identify companies with attractive growth rates, trading at reasonable valuations, with exposure to the long-term themes we have identified. We added the following stocks to our portfolio during the period: communications services provider WPP plc, Hong Kong property developer Sun Hung Kai Properties Limited, Japanese telecommunications services provider SOFTBANK Corp, Swiss temporary staffing firm Adecco SA, Swiss watch and jewelry manufacturer Swatch Group AG and Amadeus IT Holding SA, a Spanish computer reservation systems provider for the travel industry. Sales during the period included Accor S.A., ICICI Bank Limited, Novartis AG, Petroleo Brasileiro S.A., Smith & Nephew PLC and Taiwan Semiconductor Manufacturing Company Ltd.

ARTISAN INTERNATIONAL SMALL CAP FUND (ARTJX)

INVESTMENT PROCESS HIGHLIGHTS

Artisan International Small Cap Fund employs a fundamental stock selection process focused on identifying long-term growth opportunities among small non-U.S. companies.

Themes. The investment team’s thematic approach identifies catalysts for change and develops investment themes with the objective of capitalizing on them globally. Changing demographics, developing technology, privatization of economic resources, outsourcing and infrastructure are among the long-term catalysts for change that currently form the basis for the team’s investment themes. The team incorporates these catalysts along with sector and regional fundamentals into a long-term global framework for investment analysis and decision-making.

Sustainable Growth. The team applies a fundamental approach to identifying the long term, sustainable growth characteristics of potential investments. The team seeks high quality companies that are well managed, have a dominant or improving market position and competitive advantages compared to industry and regional peers.

Valuation. The team assesses the relationship between its estimate of a company’s sustainable growth prospects and the company’s stock price. The team uses multiple valuation metrics to establish price targets.

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (12/21/2001 to 9/30/2010)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2010)

Fund / Index	1-Year	3-Year	5-Year	Since Inception
Artisan International Small Cap Fund	12.60%	-5.80%	7.79%	15.43%
MSCI EAFE® Small Cap Index	8.04	-6.86	2.07	11.39
MSCI EAFE® Index	3.27	-9.51	1.97	6.42

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance information, visit www.artisanfunds.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The performance shown does not reflect the deduction of a 2% redemption fee on shares held by an investor for 90 days or less and, if reflected, the fee would reduce the performance quoted. See page 108 for a description of each index.

INVESTING ENVIRONMENT

International markets were volatile over the one-year period ended September 30, 2010, as investors tried to digest a swell of see-sawing macro news. Towards the end of the period, concerns over European sovereign debt issues abated and improved economic data from the U.S. and China was published. International small-cap stocks fared better in this environment than their large-cap counterparts and the MSCI EAFE® Small Cap Index ended the period up 8.04%. Each sector in the MSCI EAFE® Small Cap Index posted a gain with telecom and materials emerging as sector leaders with double digit returns. Gains for the financials sector were modest, due in part to declines in European banks.

SECTOR DIVERSIFICATION

Sector	9/30/09	9/30/10
Consumer Discretionary	21.8%	33.1%
Consumer Staples	20.7	15.6
Financials	17.2	6.5
Healthcare	8.4	4.4
Industrials	16.8	22.5
Information Technology	8.8	8.9
Materials	3.5	4.0
Utilities	—	4.2
Other assets less liabilities	2.8	0.8
Total	100.0%	100.0%

As a percentage of total net assets.

PERFORMANCE DISCUSSION

The Fund ended the period with a return of 12.60%, outpacing the MSCI EAFE® Small Cap Index and MSCI EAFE® Index (which gained 3.27%). Our outperformance relative to the MSCI EAFE® Small Cap Index stemmed mainly from our holdings in the consumer staples, industrials and financials sectors, which generated many of the portfolio’s top contributors. These included Turkish beverage bottler Coca-Cola Icecek AS, Hong Kong-based Industrial and Commercial Bank of China (Asia) Limited, Chinese personal hygiene product company Hengan International Group Company Limited and Swiss elevator company Schindler Holding AG. Regionally, relative to the Index, we benefited from our Pacific Basin holdings, especially in Hong Kong and Japan, which outpaced those in the Index and our emerging markets names, led by Turkey, China and Egypt, were positive.

On the downside, our consumer discretionary names, particularly those in the United Kingdom, hindered absolute and relative results and our European names in general also underperformed those in the MSCI EAFE® Small Cap Index. Among the detractors were British food manufacturer Premier Foods PLC, German home improvement retailer Praktiker Bau-und Heimwerkermaerkte Holding AG, Swiss dental implant company Nobel Biocare Holding AG and U.K. internet gaming company 888 Holdings PLC. With the exception of Premier Foods PLC, these positions were all sold during the period.

REGION ALLOCATION

Region	9/30/09	9/30/10
Europe	61.4%	58.4%
Emerging Markets	23.3	25.1
Pacific Basin	10.2	12.8
Americas	2.3	2.9

As a percentage of total net assets.

FUND CHANGES

Our process entails looking for secular growth companies within our preferred long-term themes at reasonable valuations. Some of our purchases during the period included British media holding company Aegis Group plc, Dutch technical services provider Imtech NV, Irish packaging manufacturer Smurfit Kappa Group PLC, and market research companies GfK SE, which is based in Germany, and Ipsos, which is based in France. Sales during the period included SSL International plc, bwin Interactive Entertainment AG, Cafe De Coral Holdings Limited, AsiaInfo-Linkage, Inc. and CP ALL PCL.

ARTISAN INTERNATIONAL VALUE FUND (ARTKX)

INVESTMENT PROCESS HIGHLIGHTS

Artisan International Value Fund employs a bottom-up investment process to construct a diversified portfolio of stocks of undervalued non-U.S. companies. The Fund’s investment process is focused on identifying what the investment team believes are high quality, undervalued businesses that offer the potential for superior risk/reward outcomes. The team’s in-depth research process focuses on four key investment characteristics:

Undervaluation. Determining the intrinsic value of the business is the heart of the team’s research process. The team believes that intrinsic value represents the amount that a buyer would pay to own a company’s future cash flows. The team seeks to invest at a significant discount to its estimate of the intrinsic value of a business.

Business quality. The team seeks to invest in companies with histories of generating strong free cash flow, improving returns on capital and strong competitive positions in their industries.

Financial strength. The team believes that investing in companies with strong balance sheets helps to reduce the potential for capital risk and provides company management the ability to build value when attractive opportunities are available.

Shareholder-oriented management. The team’s research process attempts to identify management teams with a history of building value for shareholders.

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (9/23/2002 to 9/30/2010)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2010)

Fund / Index	1-Year	3-Year	5-Year	Since Inception
Artisan International Value Fund	10.39%	-0.91%	6.68%	15.72%
MSCI EAFE® Value Index	-1.67	-10.72	1.09	10.47
MSCI EAFE® Index	3.27	-9.51	1.97	9.95

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance information, visit www.artisanfunds.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The performance shown does not reflect the deduction of a 2% redemption fee on shares held by an investor for 90 days or less and, if reflected, the fee would reduce the performance quoted. See page 108 for a description of each index.

INVESTING ENVIRONMENT

Investors see-sawed between the fear of a double-dip recession and the hope for economic recovery during the year ended September 30, 2010, but international equities, as measured by the MSCI EAFE® Index, ultimately posted a gain. By the end of the fiscal year, concerns related to the European debt crisis had eased, the results of the EU bank stress tests had been published and many companies had reported an improvement in earnings results.

SECTOR DIVERSIFICATION

Sector	9/30/09	9/30/10
Consumer Discretionary	23.4%	22.7%
Consumer Staples	10.0	9.2
Energy	4.7	4.5
Financials	17.9	21.1
Healthcare	8.8	7.3
Industrials	14.6	18.1
Information Technology	6.1	7.7
Materials	3.2	3.2
Telecommunication Services	1.4	—
Other assets less liabilities	9.9	6.2
Total	100.0%	100.0%

As a percentage of total net assets.

PERFORMANCE DISCUSSION

During the twelve-month period ended September 30, 2010, the Fund gained 10.39%, outperforming the MSCI EAFE® and MSCI EAFE® Value Indices.

Performance of the following stocks had a positive impact on the portfolio during the year: Experian PLC, a U.K. credit information firm; Compass Group PLC, a contract caterer; Panalpina Welttransport Holding AG, a Swiss logistics provider; Tyco Electronics Ltd., an electronic components manufacturer; and Givaudan SA, a flavor and fragrance maker.

Notable detractors included: Pargesa Holding SA, a Swiss holding company; SANKYO CO., LTD., a Japanese pachinko machine manufacturer; Daiwa Securities Group Inc., a Japanese financial services firm; Qinetiq Group PLC, a defense technology contractor; and Home Retail Group plc, a U.K. home and general merchandise retailer.

REGION ALLOCATION

Region	9/30/09	9/30/10
Europe	64.2%	63.8%
Americas	13.0	18.5
Pacific Basin	10.2	11.1
Emerging Markets	2.7	0.4

As a percentage of total net assets.

FUND CHANGES

We remained focused on the intersection of balance sheet strength, business quality and valuation during the past year. Some of the more recent additions to the portfolio were Carlsberg A/S, an international brewer; BAE Systems plc, a U.K. defense firm; and HeidelbergCement AG, a German producer of aggregates and cement. We exited our position in ARA Asset Management Limited during the period.

ARTISAN MID CAP FUND (ARTMX)

INVESTMENT PROCESS HIGHLIGHTS

Artisan Mid Cap Fund employs a bottom-up investment process to construct a diversified portfolio of primarily U.S. mid-cap growth companies. The Fund’s investment process focuses on two distinct areas – security selection and capital allocation.

The Fund’s investment team attempts to identify companies that possess franchise characteristics that are selling at attractive valuations and benefiting from an accelerating profit cycle.

Franchise characteristics. These are characteristics that the team believes help to protect a company’s stream of cash flow from the effects of competition. The team looks for companies with at least two of the following characteristics: low cost production capability, possession of a proprietary asset, dominant market share or a defensible brand name.

Attractive valuations. Through its own fundamental research, the team estimates the amount a buyer would pay to buy the entire company (the company’s “intrinsic value” or “private market value”) and considers whether to purchase a stock if it sells at a discount to that estimate.

Accelerating profit cycle. The team tries to invest in companies that are well positioned for long-term growth, at an early enough stage in their profit cycle to benefit from the increased cash flows produced by the profit cycle.

Based on the investment team’s fundamental analysis of a company’s profit cycle, portfolio holdings develop through three stages. GardenSM investments are small positions in the early part of their profit cycle that will warrant a more sizeable allocation once their profit cycle accelerates. CropSM investments are positions that are being increased to a full weight because they are moving through the strongest part of their profit cycle. HarvestSM investments are positions that are being reduced as they near the team’s estimate of full valuation or their profit cycle begins to decelerate.

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (6/27/1997 to 9/30/2010)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2010)

Fund / Index	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan Mid Cap Fund	21.71%	-1.12%	6.16%	3.48%	13.51%
Russell Midcap® Growth Index	18.27	-3.90	2.86	-0.88	5.67
Russell Midcap® Index	17.54	-4.16	2.60	4.86	7.72

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance information, visit www.artisanfunds.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. See page 108 for a description of each index.

INVESTING ENVIRONMENT

During the fiscal year ended September 30, 2010, strong earnings reports and evidence that economic and business conditions were steadily improving lifted mid-cap stocks higher. The Russell Midcap® Index gained 17.54% in the period. Growth stocks were slightly favored versus value stocks in the mid-cap market segment as the Russell Midcap® Growth Index advanced 18.27%, while the Russell Midcap® Value Index returned 16.93%. Within the Russell Midcap® Growth Index, most sectors earned double-digit percentage gains. Among the strongest performing sectors were telecommunication services, consumer discretionary and technology, each rising more than 20%. The energy and utilities sectors were the only groups to finish with losses.

SECTOR DIVERSIFICATION

Sector	9/30/09	9/30/10
Consumer Discretionary	16.0%	20.7%
Consumer Staples	3.0	—
Energy	2.1	5.0
Financials	6.5	7.4
Healthcare	17.8	12.4
Industrials	13.2	18.7
Information Technology	34.7	33.5
Materials	2.4	—
Exchange Traded Funds	0.7	—
Other assets less liabilities	3.6	2.3
Total	100.0%	100.0%

As a percentage of total net assets.

PERFORMANCE DISCUSSION

The Fund returned 21.71% in the period, outperforming the Russell Midcap® and Russell Midcap® Growth indices. The technology, energy and industrials sectors were key sources of strength for the Fund. In the technology sector, returns were led by ARM Holdings PLC, a developer and licenser of microprocessors, Citrix Systems, Inc., a provider of application delivery software and MercadoLibre, Inc., a Latin American e-commerce company, among others. Top contributors in the energy and industrials sectors included energy services and equipment provider Smith International, Inc., Cummins Inc., a manufacturer of diesel engines, and Precision Castparts Corp., a producer of complex metal components.

Our holdings in the health care and financials sectors were sources of weakness compared to the benchmark. Our underperformers in the health care sector included NuVasive, Inc., a medical device company, and athenahealth, Inc., a clinical billing software provider. Our results in the financials sector suffered from our lack of Real Estate Investment Trusts (REITS) relative to the Russell Midcap® Growth Index and a negative return by derivatives exchange operator CME Group Inc.

FUND CHANGES

The most notable changes to the portfolio during the period were increased exposures to the industrials and consumer discretionary sectors and a reduced weighting in the health care sector. In the industrials sector, we added to our position in transportation and logistics services provider C.H. Robinson Worldwide, Inc. and purchased engine manufacturer Cummins Inc. and electrical products manufacturer Cooper Industries plc. In the consumer discretionary sector, we added to our position in air compressor manufacturer BorgWarner Inc. and purchased apparel company Polo Ralph Lauren Corporation and casino and resort operator Wynn Resorts, Limited. Other purchases included medical equipment manufacturer Edwards Lifesciences Corporation, electronic commerce business operator GSI Commerce, Inc. and auto systems and components manufacturer Gardner Denver, Inc.

Our reduced weighting in the health care sector was due in part to the sale of C.R. Bard, Inc. and a reduced position in Cerner Corporation. In addition to these sales, our new purchases were funded in part by the sales of Smith International, Inc., Hansen Natural Corporation, Analog Devices, Inc., NVIDIA Corporation, and Agrium Inc., among others.

ARTISAN MID CAP VALUE FUND (ARTQX)

INVESTMENT PROCESS HIGHLIGHTS

Artisan Mid Cap Value Fund employs a bottom-up investment process to construct a diversified portfolio of stocks of medium-sized U.S. companies that the investment team believes are undervalued, in solid financial condition and have attractive business economics. The team believes companies with these characteristics are less likely to experience eroding values over the long term.

Attractive valuation. The team values a business using what it believes are reasonable expectations for the long-term earnings power and capitalization rates of that business. This results in a range of values for the company that the team believes would be reasonable. The team generally will purchase a security if the stock price falls below or toward the lower end of that range.

Sound financial condition. The team favors companies with an acceptable level of debt and positive cash flow. At a minimum, the team tries to avoid companies that have so much debt that management may be unable to make decisions that would be in the best interests of the companies’ shareholders.

Attractive business economics. The team favors cash-producing businesses that it believes are capable of earning acceptable returns on capital over the company’s business cycle.

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (3/28/2001 to 9/30/2010)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2010)

Fund / Index	1-Year	3-Year	5-Year	Since Inception
Artisan Mid Cap Value Fund	12.35%	0.01%	4.18%	10.19%
Russell Midcap® Value Index	16.93	-4.78	1.97	7.77
Russell Midcap® Index	17.54	-4.16	2.60	6.86

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance information, visit www.artisanfunds.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. See page 108 for a description of each index.

INVESTING ENVIRONMENT

The Russell Midcap® and Russell Midcap® Value indices gained 17.54% and 16.93%, respectively, during the twelve-month period ended September 30, 2010. Over the last year, economic uncertainties and market volatility have run high, with sector leaders and laggards alternating frequently. For the period as a whole, the telecom sector was up the strongest, returning more than 30%. The traditionally cyclical sectors, including consumer discretionary, technology and industrials, also posted strong gains, while the more traditionally defensive sectors, including utilities and consumer staples, trailed.

SECTOR DIVERSIFICATION

Sector	9/30/09	9/30/10
Consumer Discretionary	12.3%	7.9%
Consumer Staples	6.9	6.0
Energy	10.3	8.4
Financials	13.9	18.1
Healthcare	6.8	4.2
Industrials	22.9	20.6
Information Technology	16.4	22.9
Utilities	3.1	8.6
Other assets less liabilities	7.4	3.3
Total	100.0%	100.0%

As a percentage of total net assets.

PERFORMANCE DISCUSSION

With a return of 12.35%, the Fund participated in the up market during the period but fell short of the Russell Midcap® Value and Russell Midcap® Indices. Our top contributors for the year were a broad group, coming from the following sectors: energy (oil and gas exploration and production company Cimarex Energy Co.); technology (human resources specialist Hewitt Associates, Inc.); consumer discretionary (fast food chain Burger King Holdings, Inc. and toy company Mattel, Inc.); industrials (light fixtures company Acuity Brands, Inc. and electrical and electronic products manufacturer Hubbell Inc.); and financials (property and casualty insurers Arch Capital Group Ltd. and Alleghany Corporation). Relative to the Russell Midcap® Value Index, we benefited from positive stock selection in health care, led by drug distributor Cardinal Health, Inc., which we sold during the period, and managed care services provider CIGNA Corporation. Our underweight position in the energy sector and within the financial sector, our lack of investment in banks and minimal exposure to diversified financials, also helped relative returns.

Our underperformance relative to the Russell Midcap® Value Index over the last year was largely due to weaknesses among our industrials and consumer discretionary holdings. Within the industrials sector, uniform rental company Cintas Corporation, aerospace and defense company L-3 Communications Holdings, Inc., commercial information provider The Dun & Bradstreet Corporation, and engineering and construction company Jacobs Engineering Group Inc. were among our biggest relative detractors. Tax preparer H&R Block, Inc. accounted for the majority of our underperformance in the consumer discretionary sector. Our overweight position in the relatively weak technology sector and our lack of investment in the strong materials and telecom sectors also weighed on relative returns.

FUND CHANGES

We seek companies that reflect the three characteristics of our investment process: attractive valuation, sound financial condition and attractive business economics. During the period, we initiated a number of new positions, including semiconductor equipment supplier Applied Materials, Inc., professional services company Towers Watson & Co., electronic production equipment provider SYNOPSYS, INC., and oil and gas exploration and production companies Southwestern Energy Company and Range Resources Corporation.

These purchases were partially funded with the sales of EOG Resources, Inc., PPL Corporation, Robert Half International Inc., GATX Corporation and BorgWarner Inc., among others.

ARTISAN OPPORTUNISTIC GROWTH FUND (ARTRX)

INVESTMENT PROCESS HIGHLIGHTS

Artisan Opportunistic Growth Fund employs a bottom-up investment process to construct a diversified portfolio of growth companies across a broad capitalization range. The Fund’s investment process focuses on two distinct areas – security selection and capital allocation.

The Fund’s investment team attempts to identify companies that possess franchise characteristics that are selling at attractive valuations and benefiting from an accelerating profit cycle.

Franchise characteristics. These are characteristics that the team believes help to protect a company’s stream of cash flow from the effects of competition. The team looks for companies with at least two of the following characteristics: low cost production capability, possession of a proprietary asset, dominant market share or a defensible brand name.

Attractive valuations. Through its own fundamental research, the team estimates the amount a buyer would pay to buy the entire company (the company’s “intrinsic value” or “private market value”) and considers whether to purchase a stock if it sells at a discount to that estimate.

Accelerating profit cycle. The team tries to invest in companies that are well positioned for long-term growth, at an early enough stage in their profit cycle to benefit from the increased cash flows produced by the profit cycle.

Based on the investment team’s fundamental analysis of a company’s profit cycle, portfolio holdings develop through three stages. GardenSM investments are small positions in the early part of their profit cycle that will warrant a more sizeable allocation once their profit cycle accelerates. CropSM investments are positions that are being increased to a full weight because they are moving through the strongest part of their profit cycle. HarvestSM investments are positions that are being reduced as they near the team’s estimate of full valuation or their profit cycle begins to decelerate.

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (9/22/2008 to 9/30/2010)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2010)

Fund / Index	1-Year	Since Inception
Artisan Opportunistic Growth Fund	20.24%	4.78%
Russell 1000® Growth Index	12.65	2.89
Russell 1000® Index	10.75	0.06

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. The Fund’s return may vary greatly over short periods, and current performance may be materially lower or higher than the performance data quoted. For current to most recent month-end performance information, visit www.artisanfunds.com or call 800.344.1770. The table above does not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The Fund’s performance information reflects Artisan Partners’ contractual agreement to limit the Fund’s expenses to no more than 1.50%, which has been in effect since the Fund’s inception and has had a material impact on the Fund’s performance, which would have been lower in its absence. See page 108 for a description of each index.

INVESTING ENVIRONMENT

During the fiscal year ended September 30, 2010, strong earnings reports and evidence that economic and business conditions were steadily improving presented a positive environment for stocks. The Russell 1000® Index gained 10.75% during the period. Growth stocks were favored versus value stocks as the Russell 1000® Growth Index advanced 12.65%, while its value counterpart returned 8.90%. Within the Russell 1000® Index, most sectors had positive returns. The consumer discretionary, industrials and telecommunication services sectors were leaders, each rising more than 19%. The financials and energy sectors were laggards, finishing with returns of approximately -1% and +5%, respectively.

SECTOR DIVERSIFICATION

Sector	9/30/09	9/30/10
Consumer Discretionary	15.1%	14.5%
Energy	4.3	2.2
Financials	7.8	3.3
Healthcare	12.6	9.8
Industrials	10.9	22.5
Information Technology	41.8	42.1
Materials	1.4	—
Other assets less liabilities	6.1	5.6
Total	100.0%	100.0%

As a percentage of total net assets.

PERFORMANCE DISCUSSION

For the one-year period ended September 30, 2010, the Fund returned 20.24%, outpacing the Russell 1000® and Russell 1000® Growth Indices. Our top contributors were ARM Holdings PLC, a developer and licenser of microprocessors, Citrix Systems, Inc., a provider of application delivery software, Cummins Inc., a manufacturer of diesel and natural gas engines, consumer electronics company Apple Inc. and Localiza Rent a Car SA, Brazil’s largest rental car company.

The Fund’s largest detractors were MEMC Electronic Materials, Inc., a manufacturer of silicon wafers for the semiconductor industry and silicon to the solar industry, wind-turbine maker Gamesa Corporacion Tecnologica, S.A., graphics chip maker NVIDIA Corporation, department store operator Kohl’s Corporation, and derivatives exchange operator CME Group Inc.

REGION ALLOCATION

Region	9/30/09	9/30/10
Americas	79.8%	72.3%
Emerging Markets	1.9	9.6
Europe	12.2	8.5
Pacific Basin	—	4.0

As a percentage of total net assets.

FUND CHANGES

We attempt to identify companies that possess franchise characteristics that are selling at attractive valuations and benefiting from an accelerating profit cycle. During the twelve-month period ended September 30, 2010, the number of holdings decreased from 39 to 36. Our list of purchases included engine manufacturer Cummins Inc., transportation and logistics services provider C.H. Robinson Worldwide, Inc., GPS technology products manufacturer Trimble Navigation Limited, metal components manufacturer Precision Castparts Corp., and car rental company Localiza Rent a Car SA.

These purchases were partially funded with sales of Kohl’s Corporation, eBay Inc., Johnson Controls, Inc., Community Health Systems, Inc. and NVIDIA Corporation, among others.

ARTISAN OPPORTUNISTIC VALUE FUND (ARTLX)

INVESTMENT PROCESS HIGHLIGHTS

Artisan Opportunistic Value Fund employs a bottom-up investment process to construct a diversified portfolio of stocks that the team believes are undervalued, in solid financial condition with attractive business economics. The team believes companies with these characteristics are less likely to experience eroding values over the long term.

Attractive valuation. The team values a business using what it believes are reasonable expectations for the long-term earnings power and capitalization rates of that business. This results in a range of values for the company that the team believes would be reasonable. The team generally will purchase a security if the stock price falls below or toward the lower end of that range.

Sound financial condition. The team favors companies with an acceptable level of debt and positive cash flow. At a minimum, the team tries to avoid companies that have so much debt that management may be unable to make decisions that would be in the best interest of the companies’ shareholders.

Attractive business economics. The team favors cash-producing businesses that it believes are capable of earning acceptable returns on capital over the company’s business cycle.

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (3/27/2006 to 9/30/2010)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2010)

Fund / Index	1-Year	3-Year	Since Inception
Artisan Opportunistic Value Fund	10.19%	-6.59%	0.15%
Russell 1000® Value Index	8.90	-9.39	-2.20
Russell 1000® Index	10.75	-6.79	-0.56

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance information, visit www.artisanfunds.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. See page 108 for a description of each index.

INVESTING ENVIRONMENT

The Russell 1000® and Russell 1000® Value indices gained 10.75% and 8.90%, respectively, during the twelve-month period ended September 30, 2010. Over the last year, economic uncertainties and market volatility have run high, with sector leaders and laggards alternating frequently. For the period as a whole, there were wide variances in the Russell 1000® sector returns ranging from 24% in consumer discretionary to -0.8% in the financials sector.

SECTOR DIVERSIFICATION

Sector	9/30/09	9/30/10
Consumer Discretionary	12.6%	—%
Consumer Staples	14.2	4.6
Energy	5.8	12.8
Financials	18.9	23.5
Healthcare	10.8	14.5
Industrials	8.3	8.2
Information Technology	26.5	34.0
Other assets less liabilities	2.9	2.4
Total	100.0%	100.0%

As a percentage of total net assets.

PERFORMANCE DISCUSSION

With a return of 10.19%, the Fund participated in the up market, outpacing the Russell 1000® Value Index, but falling just short of the Russell 1000® Index.

Relative to the Russell 1000® Index our financials holdings were our biggest source of strength, driven by the outperformance of our insurance companies. Holding company Berkshire Hathaway Inc., property and casualty insurers Arch Capital Group Ltd., Alleghany Corporation, The Chubb Corporation, The Progressive Corporation and The Allstate Corporation, and title insurer Fidelity National Financial, Inc. all contributed strongly to returns. Our minimal investment in the diversified financials industry was another positive relative factor within the financials sector. We also benefited from positive stock selection in the consumer staples and health care sectors. Within these two sectors, top contributors included retailer Wal-Mart Stores, Inc., food manufacturers Nestle SA and Kraft Foods Inc., managed care services provider CIGNA Corporation, biopharmaceutical company Pfizer Inc. and orthopedic company Stryker Corporation, which we sold during the period.

Our relative underperformance over the last year was largely due to weaknesses among our industrials and technology holdings. Within the industrials sector, aerospace and defense companies Lockheed Martin Corporation and Raytheon Company were our weakest performers. Personal computer maker Hewlett-Packard Company, software developer Microsoft Corporation, technology distributor Ingram Micro Inc. and mobile phone maker Nokia Corporation, which we sold during the period, were our biggest relative detractors in the technology sector. Our underweight position in the strong consumer discretionary sector also weighed on relative returns.

REGION ALLOCATION

Region	9/30/09	9/30/10
Americas	89.4%	97.6%
Europe	7.7	—

As a percentage of total net assets.

FUND CHANGES

We seek companies that reflect the three characteristics of our investment process: attractive valuation, sound financial condition and attractive business economics. During the period, we initiated a number of new positions, including global financial services company The Bank of New York Mellon Corporation, engineering and construction company Jacobs Engineering Group Inc., online marketplace and payments company eBay Inc. and natural gas producer Chesapeake Energy Corporation.

We sold a number of consumer companies over the last year, including consumer staples companies The Kroger Co., Philip Morris International Inc., Nestle and Kraft, and consumer discretionary companies McDonald’s Corporation, Comcast Corporation, Omnicom Group Inc. and Mohawk Industries, Inc. Other sales included ACE Limited, Corning Incorporated and Alleghany.

ARTISAN SMALL CAP FUND (ARTSX)

INVESTMENT PROCESS HIGHLIGHTS

Artisan Small Cap Fund employs a bottom-up investment process to construct a diversified portfolio of primarily U.S. small-cap growth companies. The Fund’s investment process focuses on two distinct areas – security selection and capital allocation.

The Fund’s investment team attempts to identify companies that possess franchise characteristics that are selling at attractive valuations and benefiting from an accelerating profit cycle.

Franchise characteristics. These are characteristics that the team believes help to protect a company’s stream of cash flow from the effects of competition. The team looks for companies with at least two of the following characteristics: low cost production capability, possession of a proprietary asset, dominant market share or a defensible brand name.

Attractive valuations. Through its own fundamental research, the team estimates the amount a buyer would pay to buy the entire company (the company’s “intrinsic value” or “private market value”) and considers whether to purchase a stock if it sells at a discount to that estimate.

Accelerating profit cycle. The team tries to invest in companies that are well positioned for long-term growth, at an early enough stage in their profit cycle to benefit from the increased cash flows produced by the profit cycle.

Based on the investment team’s fundamental analysis of a company’s profit cycle, portfolio holdings develop through three stages. GardenSM investments are small positions in the early part of their profit cycle that will warrant a more sizeable allocation once their profit cycle accelerates. CropSM investments are positions that are being increased to a full weight because they are moving through the strongest part of their profit cycle. HarvestSM investments are positions that are being reduced as they near the team’s estimate of full valuation or their profit cycle begins to decelerate.

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (3/28/1995 to 9/30/2010)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2010)

Fund / Index	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan Small Cap Fund	11.80%	-6.94%	-1.22%	2.89%	6.40%
Russell 2000® Growth Index	14.79	-3.75	2.35	-0.13	5.10
Russell 2000® Index	13.35	-4.29	1.60	4.00	7.78

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance information, visit www.artisanfunds.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. See page 108 for a description of each index.

INVESTING ENVIRONMENT

During the fiscal year ended September 30, 2010, strong earnings reports and evidence that economic and business conditions were steadily improving lifted small-cap stocks higher. The Russell 2000® Index gained 13.35% in the period. Growth stocks were preferred over value stocks in the small-cap market cap segment as the Russell 2000® Growth Index climbed 14.79%, while the Russell 2000® Value Index returned 11.84%. Within the Russell 2000® Growth Index, most sectors had positive returns. The consumer, technology and materials sectors were the leaders, each rising more than 20%. The utilities and telecommunications services sectors were weaker, returning approximately -5% and +3%, respectively.

SECTOR DIVERSIFICATION

Sector	9/30/09	9/30/10
Consumer Discretionary	10.1%	13.8%
Consumer Staples	3.7	1.4
Energy	7.4	4.7
Financials	7.4	9.7
Healthcare	14.8	13.4
Industrials	20.6	19.5
Information Technology	28.9	33.4
Materials	1.3	—
Utilities	1.4	1.5
Other assets less liabilities	4.4	2.6
Total	100.0%	100.0%

As a percentage of total net assets.

PERFORMANCE DISCUSSION

The Fund took part in the strong market, gaining 11.80% in the period, but underperformed the Russell 2000® Index and Russell 2000® Growth indices. Compared with the Russell 2000® Growth Index, the Fund benefited from positive stock selection in the industrials, consumer discretionary and utilities sectors. Our top contributors to return in these sectors were independent electricity transmission company ITC Holdings Corp., solid waste services company Waste Connections, Inc., advanced composites maker Hexcel Corporation, specialty retailer PETsMART, Inc. and automotive maintenance and repair services provider Monro Muffler Brake, Inc. Other leading performers included, business development company Ares Capital Corporation, data integration software provider Informatica Corporation, and digital entertainment solutions provider Rovi Corporation.

The information technology sector was an area of relative weakness. Detracting from our performance in this sector were Euronet Worldwide, Inc., an electronic payments provider, Tessera Technologies, Inc., a provider of miniaturization technologies for the electronics industry, and Vistaprint N.V., an internet-based provider of short-run print services. Other detractors were natural gas producer Comstock Resources, Inc., biopharmaceutical company AMAG Pharmaceuticals, Inc. and Investment Technology Group, Inc., a provider of securities trading tools and software.

FUND CHANGES

The biggest sector-level shifts in the portfolio during the period were increased positions in the technology and consumer discretionary sectors and decreased exposures to the energy and consumer staples sectors. In the consumer discretionary sector, we added to our positions in auto replacement parts distributor LKQ Corporation and auto repair retail store operator Monro Muffler Brake, Inc. In the technology sector, we increased our position in network developer Atheros Communications, Inc. and purchased electronic learning software provider Blackboard Inc. and computer connectivity services provider LogMeIn, Inc.

In the energy sector, our reduced weighting was due in part to the sales of Atwood Oceanics, Inc. and Carrizo Oil & Gas, Inc. Our consumer staples weighting decreased due in part to sales of Bare Escentuals, Inc. and Flowers Foods, Inc.

ARTISAN SMALL CAP VALUE FUND (ARTVX)

INVESTMENT PROCESS HIGHLIGHTS

Artisan Small Cap Value Fund employs a bottom-up investment process to construct a diversified portfolio of small-cap U.S. companies that the team believes are undervalued, in solid financial condition and have attractive business economics. The team believes companies with these characteristics are less likely to experience eroding values over the long term.

Attractive valuation. The team values a business using what it believes are reasonable expectations for the long-term earnings power and capitalization rates of that business. This results in a range of values for the company that the team believes would be reasonable. The team generally will purchase a security if the stock price falls below or toward the lower end of that range.

Sound financial condition. The team favors companies with an acceptable level of debt and positive cash flow. At a minimum, the team tries to avoid companies that have so much debt that management may be unable to make decisions that would be in the best interest of the companies’ shareholders.

Attractive business economics. The team favors cash-producing businesses that it believes are capable of earning acceptable returns on capital over the company’s business cycle.

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (9/29/1997 to 9/30/2010)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2010)

Fund / Index	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan Small Cap Value Fund	9.64%	1.25%	4.44%	10.80%	10.09%
Russell 2000® Value Index	11.84	-4.99	0.73	7.72	6.44
Russell 2000® Index	13.35	-4.29	1.60	4.00	4.49

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance information, visit www.artisanfunds.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. See pages 108 and 109 for a description of each index.

INVESTING ENVIRONMENT

The Russell 2000® and Russell 2000® Value indices gained 13.35% and 11.84%, respectively, during the twelve-month period ended September 30, 2010. Over the last year, economic uncertainties and market volatility have run high, with sector leaders and laggards alternating frequently. For the period as a whole, the strongest gainers in the Russell 2000® Index were more traditionally cyclical sectors, including materials, consumer discretionary and technology, while the biggest laggards were more traditionally defensive sectors, including telecom and health care.

SECTOR DIVERSIFICATION

Sector	9/30/09	9/30/10
Consumer Discretionary	5.8%	6.4%
Consumer Staples	2.6	2.3
Energy	7.8	12.0
Financials	8.6	7.8
Healthcare	5.6	2.6
Industrials	22.8	21.7
Information Technology	24.9	29.8
Materials	4.7	3.9
Utilities	9.1	10.1
Other assets less liabilities	8.1	3.4
Total	100.0%	100.0%

As a percentage of total net assets.

PERFORMANCE DISCUSSION

With a return of 9.64%, the Fund participated in the up market but fell short of the Russell 2000® Value and Russell 2000® Indices. Our technology holdings were our biggest source of strength relative to the Russell 2000® Value Index. Printer vendor Lexmark International, Inc. and software companies Manhattan Associates, Inc., Lawson Software, Inc., MicroStrategy Incorporated and Progress Software Corporation were our top contributors in the sector. Relative to the Russell 2000® Value Index, we also benefited from the outperformance of our consumer staples and utilities holdings and within the financial sector, from strong stock selection within the insurance industry and our lack of investment in banks. Top contributors within these sectors included supermarket chain operator Ruddick Corporation, utilities IDACORP, Inc., Cleco Corporation, and El Paso Electric Company, and insurance companies Zenith National Insurance Corp. and Platinum Underwriters Holdings, Ltd.

Our underperformance over the last year relative to the Russell 2000® Value Index was largely due to weaknesses among our industrials and energy holdings. Within the industrials sector, education company School Specialty, Inc., contact center outsourcing services provider Sykes Enterprises, Incorporated and heavy civil construction company Granite Construction Incorporated were our weakest performers. Oil and natural gas exploration and production company Comstock Resources, Inc., marine contractor Cal Dive International, Inc. and contract drilling services provider Seahawk Drilling, Inc. were our biggest detractors in the energy sector. Our materials, health care and consumer discretionary stocks also underperformed those in the Russell 2000® Value Index. H.B. Fuller Company, AMN Healthcare Services, Inc., Cross Country Healthcare, Inc. and International Speedway Corporation were among our weaker performers in those sectors.

FUND CHANGES

During the period, we repurchased ManTech International Corporation and Atwood Oceanics, Inc., two names that we sold in 2009. Other purchases included fuel products and services provider World Fuel Services Corporation, hotel investment company Pebblebrook Hotel Trust, marine shipping company Tidewater Inc. and oilfield services and equipment provider Gulfmark Offshore, Inc.

Two of our holdings received takeout offers during the period: Zenith National Insurance Corp. by Fairfax Financial Holdings Limited and National Dentex Corporation by GDC Holdings, Inc. We received cash for our shares in Zenith and exited our position in National Dentex. Other sales during the period included El Paso Electric Company, Olin Corporation, International Speedway Corporation and OM Group, Inc.

ARTISAN GLOBAL EQUITY FUND

Schedule of Investments – September 30, 2010

	Shares Held	Value

COMMON AND PREFERRED STOCKS - 100.6%

AUSTRALIA - 1.0%
Foster’s Group Limited	18,489	$109,546

BELGIUM - 2.1%
Anheuser-Busch InBev NV	1,771	104,178
Umicore	2,567	110,968

		215,146
BRAZIL - 2.4%
Banco Daycoval SA, Preferred(1)	25,100	165,256
Itau Unibanco Holding SA, Preferred(1)	3,400	81,323

		246,579
CANADA - 0.9%
Canadian National Railway Company	1,505	96,247

CHINA - 9.8%
Agricultural Bank of China, H Shares(2)	290,000	150,628
Ajisen China Holdings Limited	50,000	78,233
Anta Sports Products Limited	44,000	102,531
Camelot Information Systems, Inc. (DR)(2)	4,545	79,856
ChinaCache International Holdings Ltd. (DR)(2)(3)	21,428	297,849
Dongfeng Motor Group Company Limited, H Shares	52,000	106,562
Huabao International Holdings Limited	35,100	55,101
REXLot Holdings Limited	550,000	52,456
Want Want China Holdings Limited	109,000	101,290

		1,024,506
CZECH REPUBLIC - 1.0%
Komercni Banka a.s.	500	109,060

DENMARK - 1.1%
Novo Nordisk A/S, Class B	1,164	115,510

EGYPT - 0.8%
Commercial International Bank Egypt SAE (DR)	11,187	85,133

FRANCE - 6.4%
Air Liquide SA	1,069	130,415
Christian Dior SA	1,318	172,274
Ipsos	1,753	80,058
Pernod Ricard SA	1,449	120,990
Schneider Electric SA	1,335	169,273

		673,010

	Shares Held	Value

GERMANY - 5.4%
Bayer AG	1,548	$107,942
Henkel AG & Co. KGaA, Preferred(1)	1,918	103,020
Linde AG	1,104	143,700
Symrise AG	3,954	109,881
Wirecard AG	7,670	104,457

		569,000
HONG KONG - 3.0%
Dairy Farm International Holdings Limited	7,100	53,960
Li & Fung Limited	22,700	128,292
Sands China Ltd.(2)	70,390	126,467

		308,719
INDIA - 1.6%
Housing Development Finance Corporation Ltd.	10,000	162,301

INDONESIA - 0.8%
PT Bank Rakyat Indonesia	72,500	81,232

JAPAN - 5.6%
CANON INC.	3,300	153,971
FANUC LTD.	800	101,869
INPEX CORPORATION	50	235,386
Shin-Etsu Chemical Co., Ltd.	2,000	97,389

		588,615
KOREA - 1.0%
Samsung Electronics Co., Ltd.	155	105,622

NETHERLANDS - 3.5%
Akzo Nobel N.V.	1,989	122,709
ASML Holding N.V.	3,744	111,829
Koninklijke Philips Electronics N.V.	4,168	130,999

		365,537
RUSSIA - 2.3%
Gazprom (DR)	8,177	171,635
X5 Retail Group N.V. (DR)(2)	1,748	69,920

		241,555
SINGAPORE - 0.7%
Oversea-Chinese Banking Corporation Limited	11,000	74,025

SPAIN - 1.6%
Amadeus IT Holding SA(2)	3,598	66,193
Industria de Diseno Textil, S.A.	1,316	104,539

		170,732
SWITZERLAND - 11.2%
ABB Limited(2)	5,911	124,578
Julius Baer Group Ltd.	2,811	102,325

	Shares Held	Value

SWITZERLAND (CONTINUED)
Nestle SA	6,304	$335,841
Roche Holding AG - Genussscheine(1)	868	118,542
Sonova Holding AG	637	77,790
Swatch Group AG - Bearer Shares	451	169,679
Synthes, Inc.	704	81,386
UBS AG(2)	9,712	164,856

		1,174,997
THAILAND - 0.7%
CP ALL PCL(3)	52,200	72,667

TURKEY - 1.0%
Turkiye Is Bankasi, C Shares	23,890	101,568

UNITED KINGDOM - 9.1%
Experian PLC	14,490	157,743
HSBC Holdings plc	21,675	219,618
IG Group Holdings PLC	10,353	80,862
Reed Elsevier PLC	11,059	93,464
Standard Chartered plc	3,278	94,028
Tesco plc	22,761	151,602
WPP plc	13,905	153,886

		951,203
UNITED STATES - 27.6%
Accenture plc, Class A	4,856	206,331
Allergan, Inc.	1,437	95,604
American Express Company	2,986	125,502
Apple Inc.(2)	337	95,624
The Bank of New York Mellon Corporation	5,305	138,620
CEVA, Inc.(2)	3,656	52,281
Church & Dwight Company, Inc.	1,482	96,241
Cisco Systems, Inc.(2)	11,671	255,595
CME Group Inc., Class A	468	121,891
Colgate-Palmolive Company	1,284	98,688
DENTSPLY International Inc	2,787	89,100
The Dun & Bradstreet Corporation	1,211	89,784
EMC Corporation(2)	4,682	95,091
Franklin Resources, Inc.	1,264	135,122
Google Inc., Class A(2)	291	153,005
Hewlett-Packard Company	2,462	103,576
Johnson & Johnson	1,622	100,499
Mead Johnson Nutrition Company	1,709	97,259
NIKE, Inc., Class B	1,216	97,450
Oracle Corporation	6,803	182,661
PepsiCo, Inc.	1,307	86,837
Thermo Fisher Scientific Inc.(2)	1,971	94,371
United Technologies Corporation	1,393	99,223
Verisk Analytics, Inc., Class A(2)	1,550	43,415
Visa Inc., Class A	1,851	137,455

		2,891,225

Total common and preferred stocks (Cost $10,035,218)		10,533,735

	Par Amount	Value

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 2.2%
Repurchase agreement with Fixed Income Clearing Corporation, 0.08%, dated 9/30/2010, due 10/1/2010, maturity value $233,001(4) (Cost $233,000)	$233,000	$233,000

Total investments - 102.8% (Cost $10,268,218)		10,766,735

Other assets less liabilities - (2.8%)		(298,202)

Total net assets - 100.0%(5)		$10,468,533

(1)	Non-voting shares.
(2)	Non-income producing security.
(3)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds, Inc. In total, securities valued at a fair value were $370,516 or 3.5% of total net assets.
(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	2.750%	5/31/2017	$239,906

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - September 30, 2010
	Value	Percentage of Total Net Assets
Consumer Discretionary	$1,465,891	14.0%
Consumer Staples	1,602,039	15.3
Energy	407,021	3.9
Financials	2,193,350	20.9
Healthcare	880,744	8.4
Industrials	1,013,131	9.7
Information Technology	2,201,396	21.0
Materials	770,163	7.4

Total common and preferred stocks	10,533,735	100.6
Short-term investments	233,000	2.2

Total investments	10,766,735	102.8
Other assets less liabilities	(298,202)	(2.8)

Total net assets	$10,468,533	100.0%

CURRENCY EXPOSURE - September 30, 2010
	Value	Percentage of Total Investments
Australian dollar	$109,546	1.0%
Brazilian real	246,579	2.3
British pound	951,203	8.8
Canadian dollar	96,247	0.9
Czech koruna	109,060	1.0
Danish krone	115,510	1.1
Euro	1,993,425	18.5
Hong Kong dollar	901,560	8.4
Indian rupee	162,301	1.5
Indonesian rupiah	81,232	0.7
Japanese yen	588,615	5.5
Korean won	105,622	1.0
Singapore dollar	74,025	0.7
Swiss franc	1,174,997	10.9
Thai baht	72,667	0.7
Turkish lira	101,568	0.9
U.S. dollar	3,882,578	36.1

Total investments	$10,766,735	100.0%

TOP TEN HOLDINGS - September 30, 2010
Company Name	Country	Percentage of Total Net Assets
Nestle SA	Switzerland	3.2%
ChinaCache International Holdings Ltd.	China	2.8
Cisco Systems, Inc.	United States	2.4
INPEX CORPORATION	Japan	2.2
HSBC Holdings plc	United Kingdom	2.1
Accenture plc	United States	2.0
Oracle Corporation	United States	1.7
Christian Dior SA	France	1.6
Gazprom	Russia	1.6
Swatch Group AG	Switzerland	1.6

Total		21.2%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

ARTISAN GLOBAL VALUE FUND

Schedule of Investments – September 30, 2010

	Shares Held	Value

COMMON STOCKS AND EQUITY-LINKED SECURITIES - 94.9%

BELGIUM - 0.5%
Groupe Bruxelles Lambert S.A.	2,133	$177,726

FRANCE - 6.4%
Publicis Groupe	19,838	942,219
Sodexo	14,405	934,751
Total SA	7,070	364,371

		2,241,341
HONG KONG - 1.5%
Guoco Group Limited	48,250	532,010

IRELAND - 1.5%
Ryanair Holdings PLC, Equity-Linked Security, 144A(1)(2)(3)(4)	95,448	509,418

JAPAN - 3.8%
Credit Saison Co., Ltd.	28,300	378,328
Daiwa Securities Group Inc.	66,596	268,841
Mitsubishi UFJ Financial Group, Inc.	64,600	301,023
SANKYO CO., LTD.	6,848	362,580

		1,310,772
SWITZERLAND - 9.8%
Adecco SA	12,686	662,928
Novartis AG	17,233	988,225
Panalpina Welttransport Holding AG(5)	7,344	807,156
Pargesa Holding SA	13,046	952,578

		3,410,887
UNITED KINGDOM - 19.7%
BAE Systems plc	78,728	423,335
Compass Group PLC	96,522	804,378
Diageo plc	58,475	1,006,767
Experian PLC	176,602	1,922,548
Home Retail Group plc	143,061	462,953
Lloyds Banking Group plc(5)	613,876	714,767
Royal Dutch Shell PLC, Class A	13,049	394,739
Unilever plc (DR)	38,059	1,107,517

		6,837,004
UNITED STATES - 51.7%
3M Company	6,245	541,504
Accenture plc, Class A	17,643	749,651
American Express Company	29,728	1,249,468
Arch Capital Group Ltd.(5)(6)	14,900	1,248,620
The Bank of New York Mellon Corporation	43,293	1,131,246

	Shares Held	Value

UNITED STATES (CONTINUED)
Becton, Dickinson and Company	10,533	$780,495
The Chubb Corporation	18,947	1,079,790
Cintas Corporation	27,721	763,714
Google Inc., Class A(5)	795	418,003
Johnson & Johnson	19,739	1,223,028
Lockheed Martin Corporation	8,142	580,362
Marsh & McLennan Companies, Inc.	52,293	1,261,307
MasterCard Incorporated, Class A	3,815	854,560
Microsoft Corporation	12,711	311,292
Mohawk Industries, Inc.(5)	16,948	903,328
The Procter & Gamble Company	12,502	749,745
The Sherwin-Williams Company	4,479	336,552
Signet Jewelers Ltd.(5)(6)	45,395	1,440,837
Tyco Electronics Ltd.	40,680	1,188,670
Wal-Mart Stores, Inc.	21,263	1,137,996

		17,950,168

Total common stocks and equity-linked securities (Cost $26,106,339)		32,969,326

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 5.6%
Repurchase agreement with Fixed Income Clearing Corporation, 0.08%, dated 9/30/10, due 10/1/10, maturity value $1,959,004(7) (Cost $1,959,000)	$1,959,000	1,959,000

Total investments - 100.5% (Cost $28,065,339)		34,928,326

Other assets less liabilities - (0.5%)		(174,517)

Total net assets - 100.0%(8)		$34,753,809

(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds, Inc. In total, securities valued at a fair value were $509,418 or 1.5% of total net assets.
(2)	Non-voting shares.
(3)

Security is an equity-linked participation certificate issued by HSBC Bank plc. As described in Note 2(h) in Notes to Financial Statements, equity-linked participation certificates are subject to counterparty risk with respect to the bank or broker-dealer that issues them.

(4)

Security is restricted. The shares of Ryanair Holdings PLC were acquired in a transaction under Rule 144A of the Securities Act of 1933, as amended. The shares of restricted securities may be resold in transactions exempt from registration to qualified institutional buyers.

Security	Acquisition Dates	Cost	Value	Percentage of Total Net Assets
Ryanair Holdings PLC	8/26/09 - 6/4/10	$415,345	$509,418	1.5%

(5)	Non-income producing security.
(6)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (6) in Notes to Financial Statements.
(7)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	2.750%	5/31/2017	$1,999,219

(8)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - September 30, 2010
	Value	Percentage of Total Net Assets
Consumer Discretionary	$5,851,046	16.8%
Consumer Staples	4,002,025	11.5
Energy	759,110	2.2
Financials	9,295,704	26.8
Healthcare	2,991,748	8.6
Industrials	6,210,965	17.9
Information Technology	3,522,176	10.1
Materials	336,552	1.0

Total common stocks	32,969,326	94.9
Short-term investments	1,959,000	5.6

Total investments	34,928,326	100.5
Other assets less liabilities	(174,517)	(0.5)

Total net assets	$34,753,809	100.0%

CURRENCY EXPOSURE - September 30, 2010
	Value	Percentage of Total Investments
British pound	$5,334,748	15.3%
Euro	3,323,224	9.5
Hong Kong dollar	532,010	1.5
Japanese yen	1,310,772	3.7
Swiss franc	3,410,887	9.8
U.S. dollar	21,016,685	60.2

Total investments	$34,928,326	100.0%

TOP TEN HOLDINGS - September 30, 2010
Company Name	Country	Percentage of Total Net Assets
Experian PLC	United Kingdom	5.5%
Signet Jewelers Ltd.	United States	4.1
Marsh & McLennan Companies, Inc.	United States	3.6
American Express Company	United States	3.6
Arch Capital Group Ltd.	United States	3.6
Johnson & Johnson	United States	3.5
Tyco Electronics Ltd.	United States	3.4
Wal-Mart Stores, Inc.	United States	3.3
The Bank of New York Mellon Corporation	United States	3.3
Unilever plc	United Kingdom	3.2

Total		37.1%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The Fund owns Pargesa Holding SA (Pargesa), which represents 2.7% of the Fund’s total net assets, and Groupe Bruxelles Lambert SA (GBL), which represents 0.5% of the Fund’s total net assets. Pargesa is the parent company of GBL. If aggregated, the Fund’s holdings of both securities would represent 3.2% of the Fund’s total net assets.

The accompanying notes are an integral part of the financial statements.

ARTISAN INTERNATIONAL FUND

Schedule of Investments – September 30, 2010

	Shares Held	Value

COMMON STOCKS - 98.3%

AUSTRALIA - 1.8%
Coca-Cola Amatil Limited	1,587,568	$18,382,870
Foster’s Group Limited	25,774,441	152,712,257

		171,095,127
BELGIUM - 1.3%
Anheuser-Busch InBev NV	2,159,104	127,007,676

CANADA - 2.7%
Canadian National Railway Company	743,902	47,624,606
Canadian Pacific Railway Limited	3,513,630	214,085,476

		261,710,082
CHINA - 9.6%
Baidu, Inc., Class A (DR)(1)	2,005,444	205,798,663
Beijing Enterprises Holdings Ltd.	7,010,353	49,965,204
China Construction Bank, H Shares	161,438,100	141,487,344
China Life Insurance Co., Limited, H Shares	29,132,407	114,894,817
China Merchants Holdings International Company Limited	12,922,265	46,966,738
China Overseas Land & Investment Limited	23,655,168	50,061,267
China Resources Land Limited	26,222,700	53,331,899
Ctrip.com International, Ltd. (DR)(1)	2,273,978	108,582,449
Huabao International Holdings Limited	80,561,405	126,466,927
Tencent Holdings Limited	1,242,300	27,139,312

		924,694,620
DENMARK - 1.2%
Danske Bank A/S(1)	4,937,395	119,126,802

FINLAND - 0.1%
Fortum Oyj	409,722	10,718,644

FRANCE - 10.0%
BNP Paribas	2,547,131	181,153,915
Compagnie de Saint-Gobain	1,951,549	86,810,477
Electricite de France	673,884	29,066,800
LVMH Moet Hennessy Louis Vuitton SA	146,623	21,507,502
Natixis(1)	15,617,384	89,419,695
Pernod Ricard SA	2,960,307	247,182,917
Unibail-Rodamco	722,110	160,115,374
Vinci SA	2,958,458	148,297,778

		963,554,458

	Shares Held	Value

GERMANY - 12.8%
Adidas AG	181,324	$11,224,898
BASF SE	220,364	13,895,524
Bayer AG	4,600,372	320,785,106
Daimler AG(1)	4,367,096	276,597,055
Deutsche Post AG	9,090,307	164,880,402
Linde AG	1,929,353	251,130,645
Muenchener Rueckversicherungs-Gesellschaft AG	908,787	125,872,663
Rhoen-Klinikum AG	1,121,218	24,738,785
Siemens AG	458,911	48,441,026

		1,237,566,104
HONG KONG - 12.5%
BOC Hong Kong (Holdings) Limited	19,494,912	61,684,411
Cheung Kong (Holdings) Limited	5,876,000	88,986,126
Henderson Land Development Company Limited	9,513,700	67,746,113
Hong Kong Exchanges & Clearing Limited	4,632,600	91,232,757
Hongkong Land Holdings Limited	1,971,600	12,243,636
Li & Fung Limited	25,690,899	145,194,961
New World Development Company Limited	7,059,206	14,193,291
NWS Holdings Limited	33,563,746	65,666,647
Sands China Ltd.(1)	172,079,625	309,168,237
Sino Land Company Limited	27,773,800	57,417,240
Sun Hung Kai Properties Limited	8,450,100	145,611,575
Wynn Macau Limited(1)	82,909,272	143,616,724

		1,202,761,718
INDIA - 0.8%
Housing Development Finance Corporation Ltd.	4,860,299	78,883,188

ISRAEL - 0.5%
Teva Pharmaceutical Industries Limited (DR)	889,258	46,908,359

ITALY - 1.6%
Intesa Sanpaolo	47,236,532	153,421,605

JAPAN - 4.1%
HONDA MOTOR CO., LTD.	3,019,400	107,169,169
MITSUI & CO., LTD.	7,191,000	106,986,368
Nitori Co., Ltd.	423,800	35,435,122
SOFTBANK Corp	3,954,700	129,375,727
SUZUKI MOTOR CORPORATION	711,686	14,970,300

		393,936,686

	Shares Held	Value

NETHERLANDS - 8.8%
Akzo Nobel N.V.	1,765,278	$108,906,872
ASML Holding N.V.	13,430,506	401,153,291
ING Groep N.V.(1)	18,731,372	194,325,526
TNT NV	5,227,772	140,468,476

		844,854,165
SINGAPORE - 1.8%
City Developments Limited	2,549,800	24,739,904
Genting Singapore PLC(1)	57,115,571	80,780,900
Oversea-Chinese Banking Corporation Limited	9,788,900	65,874,660

		171,395,464
SPAIN - 2.4%
Amadeus IT Holding SA(1)	5,418,884	99,691,550
Industria de Diseno Textil, S.A.	1,640,791	130,338,852

		230,030,402
SWEDEN - 1.1%
Sandvik AB	7,141,724	109,451,303

SWITZERLAND - 9.3%
Adecco SA	2,365,571	123,616,823
Holcim Ltd.	2,078,403	133,462,809
Nestle SA	6,830,464	363,888,252
Roche Holding AG	247,870	35,465,855
Swatch Group AG - Bearer Shares	289,387	108,875,361
UBS AG(1)	7,998,558	135,771,584

		901,080,684
TURKEY - 0.1%
Coca-Cola Icecek AS	738,938	9,041,653

UNITED KINGDOM - 12.3%
Diageo plc	2,365,625	40,729,102
Experian PLC	21,133,212	230,063,180
HSBC Holdings plc	12,709,650	128,778,001
Imperial Tobacco Group plc	4,538,871	135,258,182
Kingfisher PLC	52,640,977	193,668,597
Tesco plc	44,797,052	298,375,848
WPP plc	14,625,269	161,857,652

		1,188,730,562
UNITED STATES - 3.5%
Accenture plc, Class A	3,807,576	161,783,904
Covidien plc	2,097,345	84,292,296
Philip Morris International Inc.	1,700,105	95,239,882

		341,316,082

Total common stocks (Cost $7,914,876,919)		9,487,285,384

	Par Amount	Value

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 0.9%
Repurchase agreement with Fixed Income Clearing Corporation, 0.08%, dated 9/30/10, due 10/1/10, maturity value $80,771,179(2) (Cost $80,771,000)	$80,771,000	$80,771,000

Total investments - 99.2% (Cost $7,995,647,919)		9,568,056,384

Other assets less liabilities - 0.8%		80,612,525

Total net assets - 100.0%(3)		$9,648,668,909

(1)	Non-income producing security.
(2)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	2.375%	9/30/2014	$82,390,225

(3)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - September 30, 2010
	Value	Percentage of Total Net Assets
Consumer Discretionary	$1,848,987,779	19.2%
Consumer Staples	1,487,818,639	15.4
Financials	2,356,373,393	24.4
Healthcare	512,190,401	5.3
Industrials	1,583,324,504	16.4
Information Technology	895,566,720	9.3
Materials	633,862,777	6.6
Telecommunication Services	129,375,727	1.3
Utilities	39,785,444	0.4

Total common stocks	9,487,285,384	98.3
Short-term investments	80,771,000	0.9

Total investments	9,568,056,384	99.2
Other assets less liabilities	80,612,525	0.8

Total net assets	$9,648,668,909	100.0%

CURRENCY EXPOSURE - September 30, 2010
	Value	Percentage of Total Investments
Australian dollar	$171,095,127	1.8%
British pound	1,188,730,562	12.4
Danish krone	119,126,802	1.3
Euro	3,567,153,054	37.3
Hong Kong dollar	1,800,831,590	18.8
Indian rupee	78,883,188	0.8
Japanese yen	393,936,686	4.1
Singapore dollar	171,395,464	1.8
Swedish krona	109,451,303	1.1
Swiss franc	901,080,684	9.4
Turkish lira	9,041,653	0.1
U.S. dollar	1,057,330,271	11.1

Total investments	$9,568,056,384	100.0%

TOP TEN HOLDINGS - September 30, 2010
Company Name	Country	Percentage of Total Net Assets
ASML Holding N.V.	Netherlands	4.2%
Nestle SA	Switzerland	3.8
Bayer AG	Germany	3.3
Sands China Ltd.	Hong Kong	3.2
Tesco plc	United Kingdom	3.1
Daimler AG	Germany	2.9
Linde AG	Germany	2.6
Pernod Ricard SA	France	2.6
Experian PLC	United Kingdom	2.4
Canadian Pacific Railway Limited	Canada	2.2

Total		30.3%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

ARTISAN INTERNATIONAL SMALL CAP FUND

Schedule of Investments – September 30, 2010

	Shares Held	Value

COMMON STOCKS - 99.2%

AUSTRALIA - 2.2%
Domino’s Pizza Enterprises Limited	2,984,812	$17,280,964

AUSTRIA - 2.9%
Flughafen Wien AG	293,409	16,979,572
Wienerberger AG(1)	401,356	6,601,349

		23,580,921
BRAZIL - 0.5%
M Dias Branco SA	152,300	3,734,590

CANADA - 2.8%
Finning International Inc.	959,479	22,306,092

CHINA - 17.9%
AMVIG Holdings Ltd	2,672,000	2,142,049
Beijing Enterprises Water Group Limited(1)	52,800,000	17,897,498
Beijing Jingkelong Supermarket Chain Group Co Ltd., H Shares	4,703,000	5,752,331
China Everbright International Limited	22,969,700	11,486,552
China Gas Holdings Ltd.	28,678,000	15,486,937
Hengan International Group Company Limited	1,978,550	19,954,186
Hengdeli Holdings Limited	8,092,000	3,765,006
Intime Department Store Group Company Limited	15,451,800	21,309,119
Longtop Financial Technologies Limited (DR)(1)	20,555	808,839
New World Department Store China	12,418,000	12,787,954
REXLot Holdings Limited	155,875,000	14,866,572
Sany Heavy Equipment International Holdings Co Ltd.	943,400	1,665,786
Yingde Gases(1)	15,462,500	14,607,851

		142,530,680
EGYPT - 1.7%
Commercial International Bank Egypt SAE (DR)	1,790,125	13,622,851

FRANCE - 6.2%
Ipsos	266,264	12,159,980
Laurent-Perrier	100,884	11,277,472
Meetic	341,069	10,787,128
Remy Cointreau SA	224,462	15,117,826

		49,342,406

	Shares Held	Value

GERMANY - 15.8%
Gerresheimer AG(1)	631,940	$25,284,802
GfK SE	364,710	15,574,509
Sixt AG	406,075	14,949,479
Wacker Neuson SE(1)	1,368,870	18,773,091
Wirecard AG	3,761,699	51,230,092

		125,811,973
HONG KONG - 5.5%
Chow Sang Sang Holdings International Limited	3,324,800	7,747,589
Shangri-La Asia Limited	5,226,000	11,881,482
SJM Holdings Limited	17,912,000	20,431,018
VTech Holdings Limited	368,700	3,765,954

		43,826,043
IRELAND - 1.9%
Smurfit Kappa Group PLC(1)	1,518,711	15,258,725

ITALY - 5.7%
Bulgari S.p.A.	1,318,026	11,930,748
Davide Campari - Milano S.p.A.	4,725,480	28,264,328
Marr SpA	508,154	5,476,118

		45,671,194
NETHERLANDS - 2.0%
Imtech NV	503,525	15,983,537

RUSSIA - 1.0%
Globaltrans Investment PLC (DR)	312,379	4,713,799
Pharmstandard(1)(2)	44,220	3,336,157

		8,049,956
SINGAPORE - 5.1%
City Developments Limited	1,157,000	11,226,006
Mandarin Oriental International Limited	1,143,000	1,954,530
SIA Engineering Company	5,110,700	17,876,374
Tiger Airways Holdings Limited(1)	6,047,000	9,288,221

		40,345,131
SWITZERLAND - 5.8%
Bank Sarasin & Cie AG, B Shares	535,021	20,689,765
Schindler Holding AG, Participation Certificates(3)	184,573	19,797,481
Straumann Holding AG	27,054	6,037,696

		46,524,942
TURKEY - 4.0%
Coca-Cola Icecek AS	2,632,466	32,210,880

UNITED KINGDOM - 18.1%
Aegis Group plc	8,692,550	16,864,075

	Shares Held	Value

UNITED KINGDOM (CONTINUED)
Babcock International Group plc	2,136,661	$19,131,933
The Berkeley Group Holdings PLC(1)	640,546	8,311,487
Catlin Group Limited	1,143,031	6,113,973
Enterprise Inns plc(1)	8,909,189	15,003,111
Greene King PLC	2,173,040	14,023,181
Marston’s PLC	4,394,847	6,392,977
Mothercare plc	2,065,586	16,938,001
Persimmon plc(1)	1,198,231	7,517,908
Playtech Ltd.	584,874	3,987,498
Premier Foods PLC(1)	11,373,117	2,906,802
Punch Taverns plc(1)	14,746,831	20,432,225
Redrow plc(1)	3,439,275	6,694,014

		144,317,185
UNITED STATES - 0.1%
CEVA, Inc.(1)	37,946	542,628

Total common stocks (Cost $616,753,376)		790,940,698

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 0.0%(4)
Repurchase agreement with Fixed Income Clearing Corporation, 0.08%, dated 9/30/2010, due 10/1/2010, maturity value $176,000(5) (Cost $176,000)	$176,000	176,000

Total investments - 99.2% (Cost $616,929,376)		791,116,698

Other assets less liabilities - 0.8%		6,276,211

Total net assets - 100.0%(6)		$797,392,909

(1)	Non-income producing security.
(2)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds, Inc. In total, securities valued at a fair value were $3,336,157 or 0.4% of total net assets.

(3)	Non-voting shares.
(4)	Represents less than 0.1% of total net assets.
(5)	Collateralized by:

Issuer	Maturity	Value
U.S. Treasury Bill	12/30/2010	$179,910

(6)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - September 30, 2010
	Value	Percentage of Total Net Assets
Consumer Discretionary	$263,866,450	33.1%
Consumer Staples	124,694,533	15.6
Financials	51,652,595	6.5
Healthcare	34,658,655	4.4
Industrials	179,553,266	22.5
Information Technology	71,122,139	8.9
Materials	32,008,625	4.0
Utilities	33,384,435	4.2

Total common stocks	790,940,698	99.2
Short-term investments	176,000	0.0

Total investments	791,116,698	99.2
Other assets less liabilities	6,276,211	0.8

Total net assets	$797,392,909	100.0%

CURRENCY EXPOSURE - September 30, 2010
	Value	Percentage of Total Investments
Australian dollar	$17,280,964	2.2%
Brazilian real	3,734,590	0.5
British pound	144,317,185	18.2
Canadian dollar	22,306,092	2.8
Euro	275,648,756	34.8
Hong Kong dollar	185,547,884	23.5
Singapore dollar	38,390,601	4.8
Swiss franc	46,524,942	5.9
Turkish lira	32,210,880	4.1
U.S. dollar	25,154,804	3.2

Total investments	$791,116,698	100.0%

TOP TEN HOLDINGS - September 30, 2010
Company Name	Country	Percentage of Total Net Assets
Wirecard AG	Germany	6.4%
Coca-Cola Icecek AS	Turkey	4.0
Davide Campari - Milano S.p.A.	Italy	3.5
Gerresheimer AG	Germany	3.2
Finning International Inc.	Canada	2.8
Intime Department Store Group Company Limited	China	2.7
Bank Sarasin & Cie AG	Switzerland	2.6
Punch Taverns plc	United Kingdom	2.6
SJM Holdings Limited	Hong Kong	2.6
Hengan International Group Company Limited	China	2.5

Total		32.9%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

ARTISAN INTERNATIONAL VALUE FUND

Schedule of Investments – September 30, 2010

	Shares Held	Value

COMMON STOCKS AND EQUITY-LINKED SECURITIES - 93.8%

BELGIUM - 1.0%
Groupe Bruxelles Lambert S.A.	378,078	$31,502,162

DENMARK - 1.1%
Carlsberg A/S, Class B	358,048	37,332,143

FRANCE - 10.5%
Gemalto NV	908,088	37,268,523
Publicis Groupe	2,267,426	107,692,851
Societe Television Francaise 1	2,045,796	31,849,604
Sodexo	1,453,712	94,332,411
Total SA	1,564,357	80,623,328

		351,766,717
GERMANY - 0.9%
HeidelbergCement AG	614,486	29,612,633

HONG KONG - 3.0%
Guoco Group Limited	9,114,800	100,500,866

IRELAND - 2.2%
Ryanair Holdings PLC, Equity-Linked Security, 144A(1)(2)(3)(4)	13,794,291	73,621,855

JAPAN - 8.1%
Credit Saison Co., Ltd.	4,081,359	54,561,531
Daiwa Securities Group Inc.	10,154,431	40,992,372
MEITEC CORPORATION(5)	620,901	11,535,906
Mitsubishi UFJ Financial Group, Inc.	8,915,500	41,544,436
Mitsubishi UFJ Financial Group, Inc.(4)	3,654,200	17,027,836
SANKYO CO., LTD.	1,268,838	67,180,929
SEINO HOLDINGS CO., LTD.	1,949,800	11,795,029
Unihair Co., Ltd.	1,956,400	25,872,851

		270,510,890
KOREA - 0.4%
Lotte Chilsung Beverage Co., Ltd.	21,747	14,685,543

	Shares Held	Value

NETHERLANDS - 0.7%
Wolters Kluwer NV	1,103,968	$23,176,765

SWITZERLAND - 17.2%
Adecco SA	1,992,367	104,114,431
Givaudan SA	74,815	76,440,503
Nestle SA	1,046,604	55,757,105
Novartis AG	2,024,202	116,077,731
Panalpina Welttransport Holding AG(5)	989,552	108,758,577
Pargesa Holding SA	1,383,506	101,019,239
Tamedia AG	135,772	13,126,078

		575,293,664
UNITED KINGDOM - 30.2%
BAE Systems plc	6,198,793	33,332,079
Brit Insurance Holdings PLC(5)	2,014,412	32,435,496
Carpetright PLC	2,192,260	26,930,672
Compass Group PLC	13,770,309	114,756,541
Diageo plc	5,355,735	92,209,997
Experian PLC	17,587,491	191,463,281
Home Retail Group plc	10,461,309	33,853,348
Lancashire Holdings Ltd	4,353,427	37,955,317
Lloyds Banking Group plc(5)	65,655,153	76,445,619
Qinetiq Group PLC(6)	41,112,031	69,620,328
Reed Elsevier PLC	11,969,116	101,156,251
Royal Dutch Shell PLC, Class A	2,328,244	70,430,602
Savills Plc(6)	8,553,847	40,849,189
Unilever plc (DR)	2,740,408	79,745,873
Vitec Group PLC	625,988	4,956,156

		1,006,140,749
UNITED STATES - 18.5%
Accenture plc, Class A	2,141,356	90,986,217
Arch Capital Group Ltd.(5)(6)	1,543,774	129,368,261
Covidien plc	3,173,210	127,531,310
Signet Jewelers Ltd.(5)(6)	4,397,187	139,566,715
Tyco Electronics Ltd.	4,462,063	130,381,481

		617,833,984

Total common stocks and equity-linked securities (Cost $2,678,700,358)		3,131,977,971

	Par Amount	Value

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 6.4%
Repurchase agreement with Fixed Income Clearing Corporation, 0.08%, dated 9/30/10, due 10/1/10, maturity value $211,731,471(7) (Cost $211,731,000)	$211,731,000	$211,731,000

Total investments - 100.2% (Cost $2,890,431,358)		3,343,708,971

Other assets less liabilities - (0.2%)		(5,994,889)

Total net assets - 100.0%(8)		$3,337,714,082

(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds, Inc. In total, securities valued at a fair value were $73,621,855 or 2.2% of total net assets.

(2)	Non-voting shares.
(3)

Security is an equity-linked participation certificate issued by HSBC Bank plc. As described in Note 2(h) in Notes to Financial Statements, equity-linked participation certificates are subject to counterparty risk with respect to the bank or broker-dealer that issues them.

(4)

Security is restricted. The shares of Ryanair Holdings PLC were acquired in a transaction under Rule 144A of the Securities Act of 1933, as amended. The shares of restricted securities may be resold in transactions exempt from registration to qualified institutional buyers. The shares of Mitsubishi UFG Financial Group, Inc., were acquired in a private placement. Additionally, the shares of the Mitsubishi UFJ Financial Group, Inc. are freely tradeable outside the United States, where the Fund expects to trade them.

Security	Acquisition Dates	Cost	Value	Percentage of Total Net Assets
Ryanair Holdings PLC	9/17/08- 8/3/10	$55,058,070	$73,621,855	2.2%
Mitsubishi UFJ Financial Group, Inc.	12/14/2009	17,639,402	17,027,836	0.5

			$90,649,691	2.7%

(5)	Non-income producing security.
(6)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (6) in Notes to Financial Statements.
(7)	Collateralized by:

Issuer	Maturity	Value
U.S. Treasury Bill	3/31/2011	$215,968,815

(8)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - September 30, 2010
	Value	Percentage of Total Net Assets
Consumer Discretionary	$758,578,321	22.7%
Consumer Staples	305,603,512	9.2
Energy	151,053,930	4.5
Financials	704,202,324	21.1
Healthcare	243,609,041	7.3
Industrials	604,241,486	18.1
Information Technology	258,636,221	7.7
Materials	106,053,136	3.2

Total common stocks	3,131,977,971	93.8
Short-term investments	211,731,000	6.4

Total investments	3,343,708,971	100.2
Other assets less liabilities	(5,994,889)	(0.2)

Total net assets	$3,337,714,082	100.0%

CURRENCY EXPOSURE - September 30, 2010
	Value	Percentage of Total Investments
British pound	$855,964,274	25.6%
Danish krone	37,332,143	1.1
Euro	580,110,734	17.4
Hong Kong dollar	100,500,866	3.0
Japanese yen	270,510,890	8.1
Korean won	14,685,543	0.4
Swiss franc	575,293,664	17.2
U.S. dollar	909,310,857	27.2

Total investments	$3,343,708,971	100.0%

TOP TEN HOLDINGS - September 30, 2010
Company Name	Country	Percentage of Total Net Assets
Experian PLC	United Kingdom	5.7%
Signet Jewelers Ltd.	United States	4.2
Tyco Electronics Ltd.	United States	3.9
Arch Capital Group Ltd.	United States	3.9
Covidien plc	United States	3.8
Novartis AG	Switzerland	3.5
Compass Group PLC	United Kingdom	3.4
Panalpina Welttransport Holding AG	Switzerland	3.3
Publicis Groupe	France	3.2
Adecco SA	Switzerland	3.1

Total		38.0%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The Fund owns Pargesa Holding SA (Pargesa), which represents 3.0% of the Fund’s total net assets, and Groupe Bruxelles Lambert SA (GBL), which represents 1.0% of the Fund’s total net assets. Pargesa is the parent company of GBL. If aggregated, the Fund’s holdings of both securities would represent 4.0% of the Fund’s total net assets and would be one of the Fund’s top ten holdings.

The accompanying notes are an integral part of the financial statements.

ARTISAN MID CAP FUND

Schedule of Investments – September 30, 2010

	Shares Held	Value

COMMON STOCKS - 97.7%

CONSUMER DISCRETIONARY - 20.7%
Auto Components - 2.4%
BorgWarner Inc.(1)	2,196,399	$115,574,515

Automobiles - 0.2%
Tesla Motors, Inc.(1)	371,700	7,530,642

Distributors - 1.5%
LKQ Corporation(1)	3,522,901	73,276,341

Hotels, Restaurants & Leisure - 7.0%
Chipotle Mexican Grill, Inc., Class A(1)	356,100	61,249,200
Ctrip.com International, Ltd. (DR)(1)(2)	2,027,200	96,798,800
Home Inns & Hotels Management, Inc. (DR)(1)(2)	745,700	36,867,408
Starbucks Corporation	316,183	8,087,961
Starwood Hotels & Resorts Worldwide, Inc.	1,599,022	84,028,606
Wynn Resorts, Limited	652,200	56,591,394

		343,623,369
Household Durables - 1.6%
Garmin Ltd.	1,009,200	30,629,220
Harman International Industries, Incorporated(1)	1,344,500	44,919,745

		75,548,965
Internet & Catalog Retail - 0.5%
Netflix, Inc.(1)	144,000	23,351,040

Multiline Retail - 0.7%
Kohl’s Corporation(1)	636,864	33,549,996

Specialty Retail - 1.1%
Dick’s Sporting Goods, Inc., Class A(1)	1,233,500	34,587,340
O’Reilly Automotive, Inc.(1)	311,400	16,566,480

		51,153,820
Textiles, Apparel & Luxury Goods - 5.7%
Coach, Inc.	2,346,100	100,788,456

	Shares Held	Value

CONSUMER DISCRETIONARY (CONTINUED)
Textiles, Apparel & Luxury Goods (Continued)
Fossil, Inc.(1)	637,300	$34,280,367
lululemon athletica inc.(1)	1,032,300	46,164,456
Polo Ralph Lauren Corporation, Class A	1,074,600	96,563,556

		277,796,835
ENERGY - 5.0%
Energy Equipment & Services - 5.0%
Cameron International Corporation(1)	2,281,400	98,008,944
Core Laboratories N.V.	394,300	34,714,172
Dresser-Rand Group Inc.(1)	1,414,796	52,191,824
Helmerich & Payne, Inc.	1,495,700	60,516,022

		245,430,962
FINANCIALS - 7.4%
Capital Markets - 1.8%
Ares Capital Corporation	2,822,500	44,172,125
Greenhill & Co., Inc.	574,286	45,552,366

		89,724,491
Commercial Banks - 2.8%
FirstMerit Corporation	3,834,600	70,249,872
HDFC BANK LIMITED (DR)(2)	360,048	66,382,050

		136,631,922
Diversified Financial Services - 2.5%
CME Group Inc., Class A	270,841	70,540,539
MSCI Inc.(1)	1,527,100	50,714,991

		121,255,530
Real Estate Management & Development - 0.3%
E-House China Holdings Ltd. (DR)(2)	738,300	13,931,721

HEALTHCARE - 12.4%
Biotechnology - 0.6%
Human Genome Sciences, Inc.(1)	686,200	20,441,898
Vertex Pharmaceuticals Incorporated(1)	292,500	10,111,725

		30,553,623
Health Care Equipment & Supplies - 2.5%
Edwards Lifesciences Corporation(1)	1,397,200	93,682,260

	Shares Held	Value

HEALTHCARE (CONTINUED)
Health Care Equipment & Supplies (Continued)
Intuitive Surgical, Inc.(1)	56,112	$15,921,219
Masimo Corporation	530,200	14,479,762

		124,083,241
Health Care Providers & Services - 0.5%
Community Health Systems, Inc.(1)	817,800	25,327,266

Health Care Technology - 4.7%
athenahealth, Inc.(1)(3)	1,680,000	55,473,600
Cerner Corporation(1)	2,080,100	174,707,599

		230,181,199
Life Sciences Tools & Services - 1.0%
Illumina, Inc.(1)	994,296	48,919,363

Pharmaceuticals - 3.1%
Allergan, Inc.	2,259,061	150,295,328

INDUSTRIALS - 18.7%
Aerospace & Defense - 3.0%
Precision Castparts Corp.	1,157,120	147,359,232

Air Freight & Logistics - 3.9%
C.H. Robinson Worldwide, Inc.	1,727,202	120,765,964
Expeditors International of Washington, Inc.	1,525,727	70,534,359

		191,300,323
Electrical Equipment - 3.8%
Cooper Industries plc	1,619,000	79,217,670
Roper Industries, Inc.	1,646,354	107,309,354

		186,527,024
Machinery - 4.7%
Cummins Inc.	1,594,300	144,411,694
Gardner Denver, Inc.	1,328,600	71,319,248
PACCAR Inc	245,806	11,835,559

		227,566,501
Professional Services - 2.4%
IHS Inc.(1)	1,243,300	84,544,400
Verisk Analytics, Inc., Class A(1)	1,114,300	31,211,543

		115,755,943
Road & Rail - 0.9%
J.B. Hunt Transport Services, Inc.	1,307,126	45,357,272

	Shares Held	Value

INFORMATION TECHNOLOGY - 33.5%
Communications Equipment - 2.0%
Juniper Networks, Inc.(1)	3,212,727	$97,506,265

Computers & Peripherals - 1.5%
NetApp, Inc.(1)	1,462,775	72,831,567

Electronic Equipment & Instruments - 5.4%
Agilent Technologies, Inc.(1)	3,972,900	132,575,673
Trimble Navigation Limited(1)	3,674,599	128,757,949

		261,333,622
Internet Software & Services - 3.4%
GSI Commerce, Inc.(1)(3)	3,010,400	74,356,880
MercadoLibre, Inc.(1)	1,283,000	92,606,940

		166,963,820
IT Services - 0.9%
Cognizant Technology Solutions Corporation, Class A(1)	702,100	45,264,387

Semiconductors & Semiconductor Equipment - 6.9%
ARM Holdings PLC (DR)(2)	4,334,100	81,307,716
Broadcom Corporation, Class A	2,717,219	96,162,380
Cree, Inc.(1)	1,189,811	64,594,839
First Solar, Inc.(1)	282,900	41,685,315
MEMC Electronic Materials, Inc.(1)	2,509,298	29,910,832
Varian Semiconductor Equipment Associates, Inc.(1)	794,200	22,857,076

		336,518,158
Software - 13.4%
ANSYS, Inc.(1)	1,804,300	76,231,675
Autodesk, Inc.(1)	550,537	17,600,668
Blackboard Inc.(1)	1,408,500	50,762,340
Citrix Systems, Inc.(1)	2,297,160	156,758,198
Concur Technologies, Inc.(1)	694,300	34,326,192
Red Hat, Inc.(1)	1,790,488	73,410,008
Rovi Corporation(1)	1,399,400	70,543,754
salesforce.com, inc.(1)	681,435	76,184,433
VanceInfo Technologies Inc. (DR)(1)(2)	321,900	10,410,246
VMware, Inc., Class A(1)	1,023,102	86,902,284

		653,129,798

Total common stocks (Cost $3,278,227,767)		4,765,154,081

	Par Amount	Value

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 1.5%
Repurchase agreement with Fixed Income Clearing Corporation, 0.08%, dated 9/30/2010, due 10/1/2010, maturity value $72,959,163(4) (Cost $72,959,000)	$72,959,000	$72,959,000

Total investments - 99.2% (Cost $3,351,186,767)		4,838,113,081

Other assets less liabilities - 0.8%		39,568,300

Total net assets - 100.0%(5)		$4,877,681,381

(1)	Non-income producing security.
(2)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for information on how a particular country is assigned.

Security	Country	Trading Currency
ARM Holdings PLC (DR)	United Kingdom	U.S. dollar
Ctrip.com International, Ltd. (DR)	China	U.S. dollar
E-House China Holdings Ltd. (DR)	China	U.S. dollar
HDFC BANK LIMITED (DR)	India	U.S. dollar
Home Inns & Hotels Management, Inc. (DR)	China	U.S. dollar
VanceInfo Technologies Inc. (DR)	China	U.S. dollar

(3)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (6) in Notes to Financial Statements.
(4)	Collateralized by:

Issuer	Maturity	Value
U.S. Treasury Bill	12/30/2010	$74,422,770

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

TOP TEN HOLDINGS - September 30, 2010
Company Name	Country	Percentage of Total Net Assets
Cerner Corporation	United States	3.6%
Citrix Systems, Inc.	United States	3.2
Allergan, Inc.	United States	3.1
Precision Castparts Corp.	United States	3.0
Cummins Inc.	United States	3.0
Agilent Technologies, Inc.	United States	2.7
Trimble Navigation Limited	United States	2.6
C.H. Robinson Worldwide, Inc.	United States	2.5
BorgWarner Inc.	United States	2.4
Roper Industries, Inc.	United States	2.2

Total		28.3%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

ARTISAN MID CAP VALUE FUND

Schedule of Investments – September 30, 2010

	Shares Held	Value

COMMON STOCKS - 96.7%

CONSUMER DISCRETIONARY - 7.9%
Diversified Consumer Services - 1.7%
H&R Block, Inc.	7,463,100	$96,647,145

Hotels, Restaurants & Leisure - 1.0%
Burger King Holdings, Inc.	2,365,200	56,480,976

Household Durables - 1.4%
Mohawk Industries, Inc.(1)	1,537,600	81,954,080

Leisure Equipment & Products - 1.6%
Mattel, Inc.	3,919,900	91,960,854

Media - 2.2%
Omnicom Group Inc.	3,177,400	125,443,752

CONSUMER STAPLES - 6.0%
Food & Staples Retailing - 3.3%
The Kroger Co.	5,745,100	124,438,866
Sysco Corporation	2,225,100	63,459,852

		187,898,718
Food Products - 2.7%
Campbell Soup Company	2,260,500	80,812,875
H.J. Heinz Company	1,532,000	72,570,840

		153,383,715
ENERGY - 8.4%
Energy Equipment & Services - 3.8%
Nabors Industries Ltd.(1)	6,573,500	118,717,410
Pride International, Inc.(1)	3,460,500	101,842,515

		220,559,925
Oil, Gas & Consumable Fuels - 4.6%
Cimarex Energy Co.	1,715,590	113,537,746
Range Resources Corporation	1,930,600	73,613,778
Southwestern Energy Company(1)	2,227,000	74,470,880

		261,622,404

	Shares Held	Value

FINANCIALS - 18.1%
Insurance - 16.6%
Alleghany Corporation(1)(2)	560,601	$169,878,921
Allied World Assurance Company Holdings, Ltd	1,977,000	111,878,430
The Allstate Corporation	3,862,300	121,855,565
Aon Corporation	1,441,700	56,384,887
Arch Capital Group Ltd.(1)(2)	1,667,173	139,709,097
Brown & Brown, Inc.	1,162,000	23,460,780
Fidelity National Financial, Inc.	8,198,981	128,805,992
The Progressive Corporation	5,422,300	113,163,401
W. R. Berkley Corporation	3,238,300	87,660,781

		952,797,854
Real Estate Investment Trusts (REITS) - 1.5%
Annaly Capital Management, Inc.	4,938,800	86,922,880

HEALTHCARE - 4.2%
Health Care Equipment & Supplies - 1.8%
Stryker Corporation	2,023,300	101,266,165

Health Care Providers & Services - 2.4%
CIGNA Corporation	3,103,250	111,034,285
Quest Diagnostics Incorporated	490,300	24,745,441

		135,779,726
INDUSTRIALS - 20.6%
Aerospace & Defense - 3.7%
L-3 Communications Holdings, Inc.	1,835,100	132,622,677
Rockwell Collins, Inc.	1,387,853	80,842,437

		213,465,114
Commercial Services & Supplies - 2.1%
Cintas Corporation	4,348,000	119,787,400

Construction & Engineering - 3.1%
Fluor Corporation	1,223,500	60,599,955
Jacobs Engineering Group Inc.(1)	3,047,900	117,953,730

		178,553,685
Electrical Equipment - 3.7%
Acuity Brands, Inc.(2)	1,816,815	80,375,896

	Shares Held	Value

INDUSTRIALS (CONTINUED)
Electrical Equipment (Continued)
Hubbell Inc., Class B	2,635,900	$133,771,925

		214,147,821
Professional Services - 6.8%
The Dun & Bradstreet Corporation	777,700	57,658,678
Equifax Inc.	3,987,700	124,416,240
Manpower Inc.	1,708,000	89,157,600
Towers Watson & Co., Class A	2,386,800	117,382,824

		388,615,342
Road & Rail - 1.2%
Ryder System, Inc.	1,642,000	70,228,340

INFORMATION TECHNOLOGY - 22.9%
Electronic Equipment & Instruments - 6.7%
Arrow Electronics, Inc.(1)(2)	4,584,000	122,530,320
Avnet, Inc.(1)	4,657,810	125,807,448
Ingram Micro Inc.(1)(2)	8,219,600	138,582,456

		386,920,224
IT Services - 8.3%
Hewitt Associates, Inc.(1)	2,369,000	119,468,670
SAIC, Inc.(1)	6,724,100	107,451,118
Total System Services, Inc.	7,488,000	114,117,120
The Western Union Company	7,846,700	138,651,189

		479,688,097
Semiconductors & Semiconductor Equipment - 6.0%
Analog Devices, Inc.	4,063,100	127,500,078
Applied Materials, Inc.	10,464,000	122,219,520
National Semiconductor Corporation	7,306,800	93,307,836

		343,027,434
Software - 1.9%
SYNOPSYS, INC.(1)	4,411,000	109,260,470

UTILITIES - 8.6%
Electrical Utilities - 1.2%
Westar Energy, Inc.	2,894,100	70,124,043

Multi-Utilities - 5.5%
OGE Energy Corp.	2,627,500	104,758,425
SCANA Corporation	2,506,800	101,074,176
Xcel Energy Inc.	4,759,800	109,332,606

		315,165,207

	Shares Held	Value

UTILITIES (CONTINUED)
Water Utilities - 1.9%
American Water Works Company, Inc.	4,766,100	$110,907,147

Total common stocks (Cost $4,991,627,430)		5,552,608,518

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 2.7%
Repurchase agreement with Fixed Income Clearing Corporation, 0.08%, dated 9/30/10, due 10/1/10, maturity value $153,605,341(3) (Cost $153,605,000)	$153,605,000	153,605,000

Total investments - 99.4% (Cost $5,145,232,430)		5,706,213,518

Other assets less liabilities - 0.6%		33,413,588

Total net assets - 100.0%(4)		$5,739,627,106

(1)	Non-income producing security.
(2)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (6) in Notes to Financial Statements.
(3)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	2.750%	5/31/2017	$156,680,106

(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

TOP TEN HOLDINGS - September 30, 2010
Company Name	Country	Percentage of Total Net Assets
Alleghany Corporation	United States	3.0%
Arch Capital Group Ltd.	United States	2.4
The Western Union Company	United States	2.4
Ingram Micro Inc.	United States	2.4
Hubbell Inc.	United States	2.3
L-3 Communications Holdings, Inc.	United States	2.3
Fidelity National Financial, Inc.	United States	2.2
Analog Devices, Inc.	United States	2.2
Avnet, Inc.	United States	2.2
Omnicom Group Inc.	United States	2.2

Total		23.6%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

ARTISAN OPPORTUNISTIC GROWTH FUND

Schedule of Investments – September 30, 2010

	Shares Held	Value

COMMON STOCKS - 94.4%

CONSUMER DISCRETIONARY - 14.5%
Auto Components - 2.0%
BorgWarner Inc.(1)	27,700	$1,457,574

Distributors - 2.0%
Li & Fung Limited(2)	251,500	1,421,380

Hotels, Restaurants & Leisure - 6.0%
Ctrip.com International, Ltd. (DR)(1)(2)	28,500	1,360,875
Starbucks Corporation	60,052	1,536,130
Wynn Macau Limited(1)(2)	857,000	1,484,509

		4,381,514
Textiles, Apparel & Luxury Goods - 4.5%
Compagnie Financiere Richemont SA(2)	34,400	1,656,199
Polo Ralph Lauren Corporation, Class A	18,200	1,635,452

		3,291,651
ENERGY - 2.2%
Energy Equipment & Services - 2.2%
National Oilwell Varco, Inc.	25,100	1,116,197
Schlumberger Limited	7,200	443,592

		1,559,789
FINANCIALS - 3.3%
Commercial Banks - 2.4%
HDFC BANK LIMITED (DR)(2)	9,525	1,756,124

Diversified Financial Services - 0.9%
JPMorgan Chase & Co.	16,675	634,817

HEALTHCARE - 9.8%
Health Care Equipment & Supplies - 2.1%
Edwards Lifesciences Corporation(1)	22,400	1,501,920

Health Care Technology - 3.3%
Cerner Corporation(1)	28,779	2,417,148

Pharmaceuticals - 4.4%
Allergan, Inc.	47,475	3,158,512

INDUSTRIALS - 22.5%
Aerospace & Defense - 3.6%
Precision Castparts Corp.	20,325	2,588,389

	Shares Held	Value

INDUSTRIALS (CONTINUED)
Air Freight & Logistics - 3.7%
C.H. Robinson Worldwide, Inc.	38,100	$2,663,952

Electrical Equipment - 3.4%
ABB Limited (DR)(2)	60,300	1,273,536
Emerson Electric Co.	23,100	1,216,446

		2,489,982
Machinery - 7.1%
Cummins Inc.	32,100	2,907,618
Hexagon AB(2)	33,800	725,108
Weg S.A.(2)	137,000	1,497,931

		5,130,657
Professional Services - 1.5%
IHS Inc.(1)	16,200	1,101,600

Road & Rail - 2.7%
Localiza Rent a Car SA(2)	117,400	1,974,013

Trading Companies & Distributors - 0.5%
Mills Estruturas e Servicos de Engenharia SA(1)(2)	36,200	359,647

INFORMATION TECHNOLOGY - 42.1%
Communications Equipment - 2.3%
Juniper Networks, Inc.(1)	54,900	1,666,215

Computers & Peripherals - 9.7%
Apple Inc.(1)	11,975	3,397,906
EMC Corporation(1)	177,800	3,611,118

		7,009,024
Electronic Equipment & Instruments - 7.5%
Agilent Technologies, Inc.(1)	83,900	2,799,743
Trimble Navigation Limited(1)	75,600	2,649,024

		5,448,767
Internet Software & Services - 5.9%
Google Inc., Class A(1)	8,070	4,243,125

IT Services - 1.6%
Visa Inc., Class A	16,046	1,191,576

	Shares Held	Value

INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment - 7.0%
ARM Holdings PLC(2)	411,700	$2,536,512
Broadcom Corporation, Class A	44,125	1,561,584
First Solar, Inc.(1)	6,800	1,001,980

		5,100,076
Software - 8.1%
Citrix Systems, Inc.(1)	61,000	4,162,640
Rovi Corporation(1)	34,300	1,729,063

		5,891,703
Total common stocks (Cost $51,492,361)		68,439,155

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 6.2%
Repurchase agreement with Fixed Income Clearing Corporation, 0.08%, dated 9/30/10, due 10/1/10, maturity value $4,486,010(3) (Cost $4,486,000)	$4,486,000	4,486,000

Total investments - 100.6% (Cost $55,978,361)		72,925,155

Other assets less liabilities - (0.6%)		(467,421)

Total net assets - 100.0%(4)		$72,457,734

(1)	Non-income producing security.
(2)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for information on how a particular country is assigned.

Security	Country	Trading Currency
ABB Limited (DR)	Switzerland	U.S. dollar
ARM Holdings PLC	United Kingdom	British pound
Compagnie Financiere Richemont SA	Switzerland	Swiss franc
Ctrip.com International, Ltd. (DR)	China	U.S. dollar
HDFC BANK LIMITED (DR)	India	U.S. dollar
Hexagon AB	Sweden	Swedish krona
Li & Fung Limited	Hong Kong	Hong Kong dollar
Localiza Rent a Car SA	Brazil	Brazilian real
Mills Estruturas e Servicos de Engenharia SA	Brazil	Brazilian real
Weg S.A.	Brazil	Brazilian real
Wynn Macau Limited	Hong Kong	Hong Kong dollar

(3)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	2.375%	9/30/2014	$4,578,700

(4)Percentages	for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

CURRENCY EXPOSURE - September 30, 2010
	Value	Percentage of Total Investments
Brazilian real	$3,831,591	5.2%
British pound	2,536,512	3.5
Hong Kong dollar	2,905,889	4.0
Swedish krona	725,108	1.0
Swiss franc	1,656,199	2.3
U.S. dollar	61,269,856	84.0

Total investments	$72,925,155	100.0%

TOP TEN HOLDINGS - September 30, 2010
Company Name	Country	Percentage of Total Net Assets
Google Inc.	United States	5.9%
Citrix Systems, Inc.	United States	5.7
EMC Corporation	United States	5.0
Apple Inc.	United States	4.7
Allergan, Inc.	United States	4.4
Cummins Inc.	United States	4.0
Agilent Technologies, Inc.	United States	3.9
C.H. Robinson Worldwide, Inc.	United States	3.7
Trimble Navigation Limited	United States	3.7
Precision Castparts Corp.	United States	3.6

Total		44.6%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

ARTISAN OPPORTUNISTIC VALUE FUND

Schedule of Investments – September 30, 2010

	Shares Held	Value

COMMON STOCKS - 97.6%

CONSUMER STAPLES - 4.6%
Food & Staples Retailing - 4.6%
Wal-Mart Stores, Inc.	230,600	$12,341,712

ENERGY - 12.8%
Energy Equipment & Services - 2.1%
Nabors Industries Ltd.(1)	306,400	5,533,584

Oil, Gas & Consumable Fuels - 10.7%
Apache Corporation	104,800	10,245,248
Chesapeake Energy Corporation	239,500	5,424,675
Exxon Mobil Corporation	207,200	12,802,888

		28,472,811
FINANCIALS - 23.5%
Capital Markets - 3.5%
The Bank of New York Mellon Corporation	357,200	9,333,636

Insurance - 17.9%
The Allstate Corporation	182,250	5,749,988
Arch Capital Group Ltd.(1)(2)	139,500	11,690,100
Berkshire Hathaway Inc., Class B(1)	82,600	6,829,368
The Chubb Corporation	204,000	11,625,960
Fidelity National Financial, Inc.	337,800	5,306,838
The Progressive Corporation	307,200	6,411,264

		47,613,518
Real Estate Investment Trusts (REITS) - 2.1%
Annaly Capital Management, Inc.	324,200	5,705,920

HEALTHCARE - 14.5%
Health Care Equipment & Supplies - 4.2%
Baxter International Inc.	232,200	11,078,262

Health Care Providers & Services - 2.3%
CIGNA Corporation	169,300	6,057,554

Pharmaceuticals - 8.0%
Johnson & Johnson	172,500	10,688,100
Pfizer Inc.	620,800	10,659,136

		21,347,236

	Shares Held	Value

INDUSTRIALS - 8.2%
Aerospace & Defense - 6.1%
Lockheed Martin Corporation	132,200	$9,423,216
Raytheon Company	150,000	6,856,500

		16,279,716
Construction & Engineering - 2.1%
Jacobs Engineering Group Inc.(1)	142,700	5,522,490

INFORMATION TECHNOLOGY - 34.0%
Computers & Peripherals - 4.2%
Hewlett-Packard Company	263,600	11,089,652

Electronic Equipment & Instruments - 3.4%
Ingram Micro Inc.(1)(2)	540,200	9,107,772

Internet Software & Services - 2.1%
eBay Inc.(1)	225,800	5,509,520

IT Services - 13.9%
Accenture plc, Class A	270,900	11,510,541
International Business Machines Corporation	91,900	12,327,466
Total System Services, Inc.	389,400	5,934,456
The Western Union Company	415,200	7,336,584

		37,109,047
Semiconductors & Semiconductor Equipment - 5.9%
Applied Materials, Inc.	689,400	8,052,192
Texas Instruments Incorporated	281,400	7,637,196

		15,689,388
Software - 4.5%
Microsoft Corporation	492,600	12,063,774

Total common stocks (Cost $241,022,680)		259,855,592

	Par Amount	Value
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 1.8%
Repurchase agreement with Fixed Income Clearing Corporation, 0.08%, dated 9/30/10, due 10/1/10, maturity value $4,840,011(3) (Cost $4,840,000)	$4,840,000	$4,840,000

Total investments - 99.4% (Cost $245,862,680)		264,695,592

Other assets less liabilities - 0.6%		1,677,377

Total net assets - 100.0%(4)		$266,372,969

(1)	Non-income producing security.
(2)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (6) in Notes to Financial Statements.
(3)	Collateralized by:

Issuer	Maturity	Value
U.S. Treasury Bill	3/31/2011	$4,940,055

(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

TOP TEN HOLDINGS - September 30, 2010
Company Name	Country	Percentage of Total Net Assets
Exxon Mobil Corporation	United States	4.8%
Wal-Mart Stores, Inc.	United States	4.6
International Business Machines Corporation	United States	4.6
Microsoft Corporation	United States	4.5
Arch Capital Group Ltd.	United States	4.4
The Chubb Corporation	United States	4.4
Accenture plc	United States	4.3
Hewlett-Packard Company	United States	4.2
Baxter International Inc.	United States	4.2
Johnson & Johnson	United States	4.0

Total		44.0%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

ARTISAN SMALL CAP FUND

Schedule of Investments – September 30, 2010

	Shares Held	Value

COMMON STOCKS - 97.4%

CONSUMER DISCRETIONARY - 13.8%
Automobiles - 0.2%
Tesla Motors, Inc.(1)	27,400	$555,124

Distributors - 3.2%
LKQ Corporation(1)	497,000	10,337,600

Diversified Consumer Services - 0.6%
K12 Inc.(1)	63,000	1,828,890

Hotels, Restaurants & Leisure - 0.9%
Home Inns & Hotels Management, Inc. (DR)(1)(2)	57,500	2,842,800

Household Durables - 0.7%
Harman International Industries, Incorporated(1)	72,700	2,428,907

Internet & Catalog Retail - 0.2%
MakeMyTrip Limited(1)(2)	14,500	561,295

Specialty Retail - 5.4%
The Gymboree Corporation(1)	62,900	2,612,866
Hibbett Sports, Inc.(1)	138,150	3,446,843
Monro Muffler Brake, Inc.	157,300	7,253,103
Ulta Salon, Cosmetics & Fragrance, Inc.(1)	146,700	4,283,640

		17,596,452
Textiles, Apparel & Luxury Goods - 2.6%
Iconix Brand Group, Inc.(1)	317,300	5,552,750
lululemon athletica inc.(1)	66,100	2,955,992

		8,508,742
CONSUMER STAPLES - 1.4%
Food Products - 1.4%
TreeHouse Foods, Inc.(1)	95,300	4,393,330

ENERGY - 4.7%
Energy Equipment & Services - 3.7%
Core Laboratories N.V.	77,800	6,849,512
Dril-Quip, Inc.(1)	82,200	5,105,442

		11,954,954

	Shares Held	Value

ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels - 1.0%
Comstock Resources, Inc.(1)	138,600	$3,117,114

FINANCIALS - 9.7%
Capital Markets - 4.6%
Ares Capital Corporation	745,561	11,668,030
Greenhill & Co., Inc.	40,000	3,172,800

		14,840,830
Commercial Banks - 3.0%
FirstMerit Corporation	320,000	5,862,400
MB Financial, Inc.	243,800	3,954,436

		9,816,836
Consumer Finance - 0.3%
Green Dot Corporation, Class A(1)	19,100	925,968

Insurance - 1.5%
Reinsurance Group of America, Incorporated	102,500	4,949,725

Real Estate Management & Development - 0.3%
E-House China Holdings Ltd. (DR)(2)	43,500	820,845

HEALTHCARE - 13.4%
Biotechnology - 1.5%
Cepheid(1)	257,500	4,817,825

Health Care Equipment & Supplies - 4.2%
Conceptus, Inc.(1)	115,600	1,589,500
DexCom Inc.(1)	96,300	1,273,086
HeartWare International, Inc.(1)	15,900	1,093,284
Masimo Corporation	285,100	7,786,081
NxStage Medical, Inc.(1)	92,800	1,772,480

		13,514,431
Health Care Providers & Services - 4.9%
Catalyst Health Solutions Inc(1)	95,300	3,355,513
Clarient, Inc.(1)	590,900	1,997,242
Health Management Associates, Inc.(1)	99,700	763,702
HMS Holdings Corp.(1)	98,000	5,776,120
PSS World Medical, Inc.(1)	177,500	3,794,950

		15,687,527

	Shares Held	Value

HEALTHCARE (CONTINUED)
Health Care Technology - 2.8%
athenahealth, Inc.(1)(3)	210,300	$6,944,106
Quality Systems, Inc.	31,200	2,068,872

		9,012,978
INDUSTRIALS - 19.5%
Aerospace & Defense - 5.0%
AAR CORP.(1)	164,200	3,063,972
Hexcel Corporation(1)	422,500	7,516,275
MOOG INC., Class A(1)	157,400	5,589,274

		16,169,521
Commercial Services & Supplies - 3.0%
EnerNOC, Inc.(1)	45,100	1,416,591
Waste Connections, Inc.(1)	207,225	8,218,543

		9,635,134
Electrical Equipment - 4.1%
Acuity Brands, Inc.	94,000	4,158,560
Harbin Electric, Inc(1)	177,000	3,166,530
Regal-Beloit Corporation	98,100	5,757,489

		13,082,579
Machinery - 6.0%
IDEX Corporation	232,200	8,245,422
The Middleby Corporation(1)	57,000	3,613,230
Robbins & Myers, Inc.	279,500	7,485,010

		19,343,662
Road & Rail - 1.4%
Old Dominion Freight Line, Inc.(1)	184,150	4,681,093

INFORMATION TECHNOLOGY - 33.4%
Communications Equipment - 1.0%
Riverbed Technology, Inc.(1)	71,200	3,245,296

Computers & Peripherals - 0.3%
Stratasys, Inc.(1)	40,700	1,128,204

Electronic Equipment & Instruments - 1.6%
Brightpoint, Inc.(1)	517,200	3,615,228
Elster Group SE (DR)(1)(2)	113,300	1,563,540

		5,178,768
Internet Software & Services - 5.9%
Constant Contact, Inc.(1)	79,500	1,703,685
GSI Commerce, Inc.(1)(3)	356,200	8,798,140
LogMeIn, Inc.(1)	127,700	4,594,646
MercadoLibre, Inc.(1)	43,000	3,103,740
OpenTable, Inc.(1)	13,700	932,696

		19,132,907

	Shares Held	Value

INFORMATION TECHNOLOGY (CONTINUED)
IT Services - 0.9%
Euronet Worldwide, Inc.(1)	154,480	$2,779,095

Semiconductors & Semiconductor Equipment - 5.7%
Atheros Communications, Inc.(1)	256,400	6,756,140
Microsemi Corporation(1)	275,100	4,717,965
Nanometrics Incorporated(1)	195,100	2,936,255
Varian Semiconductor Equipment Associates, Inc.(1)	139,900	4,026,322

		18,436,682
Software - 18.0%
ANSYS, Inc.(1)	127,700	5,395,325
Blackboard Inc.(1)	131,500	4,739,260
CommVault Systems, Inc.(1)	372,600	9,698,778
Concur Technologies, Inc.(1)	117,800	5,824,032
Informatica Corporation(1)	276,700	10,628,047
NetSuite Inc.(1)	92,200	2,173,154
Quest Software, Inc.(1)	162,200	3,988,498
RealD Inc.(1)	99,200	1,834,208
Rovi Corporation(1)	207,100	10,439,911
SuccessFactors, Inc.(1)	105,700	2,654,127
VanceInfo Technologies Inc. (DR)(1)(2)	21,600	698,544

		58,073,884
UTILITIES - 1.5%
Electrical Utilities - 1.5%
ITC Holdings Corp.	79,300	4,936,425

Total common stocks (Cost $218,250,687)		314,335,423

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 4.2%
Repurchase agreement with Fixed Income Clearing Corporation, 0.08%, dated 9/30/10, due 10/1/10, maturity value $13,499,030(4) (Cost $13,499,000)	$13,499,000	13,499,000

Total investments - 101.6% (Cost $231,749,687)		327,834,423

Other assets less liabilities - (1.6%)		(5,104,835)

Total net assets - 100.0%(5)		$322,729,588

(1)	Non-income producing security.
(2)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for information on how a particular country is assigned.

Security	Country	Trading Currency
E-House China Holdings Ltd. (DR)	China	U.S. dollar
Elster Group SE (DR)	Germany	U.S. dollar
Home Inns & Hotels Management, Inc. (DR)	China	U.S. dollar
MakeMyTrip Limited	India	U.S. dollar
VanceInfo Technologies Inc. (DR)	China	U.S. dollar

(3)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (6) in Notes to Financial Statements.
(4)	Collateralized by:

Issuer	Maturity	Value
U.S. Treasury Bill	3/31/2011	$13,771,215

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

TOP TEN HOLDINGS - September 30, 2010
Company Name	Country	Percentage of Total Net Assets
Ares Capital Corporation	United States	3.6%
Informatica Corporation	United States	3.3
Rovi Corporation	United States	3.2
LKQ Corporation	United States	3.2
CommVault Systems, Inc.	United States	3.0
GSI Commerce, Inc.	United States	2.7
IDEX Corporation	United States	2.6
Waste Connections, Inc.	United States	2.5
Masimo Corporation	United States	2.4
Hexcel Corporation	United States	2.3

Total		28.8%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

ARTISAN SMALL CAP VALUE FUND

Schedule of Investments – September 30, 2010

	Shares Held	Value

COMMON STOCKS - 96.6%

CONSUMER DISCRETIONARY - 6.4%
Diversified Consumer Services - 1.8%
Coinstar, Inc.(1)	215,900	$9,281,541
Matthews International Corporation	1,106,713	39,133,372

		48,414,913
Hotels, Restaurants & Leisure - 1.2%
Jack in the Box Inc.(1)	1,479,708	31,724,940

Media - 1.6%
Meredith Corporation	1,185,855	39,500,830
World Wrestling Entertainment, Inc., Class A	280,020	3,895,078

		43,395,908
Specialty Retail - 1.8%
Rent-A-Center, Inc.	2,144,162	47,986,346

CONSUMER STAPLES - 2.3%
Food & Staples Retailing - 1.0%
Ruddick Corporation	755,705	26,207,849

Food Products - 0.0%(2)
Cal-Maine Foods, Inc.	50,500	1,463,490

Tobacco - 1.3%
Universal Corporation	868,486	34,817,604

ENERGY - 12.0%
Energy Equipment & Services - 6.9%
Atwood Oceanics, Inc.(1)	763,825	23,258,471
Cal Dive International, Inc.(1)	3,807,279	20,825,816
GulfMark Offshore, Inc.(1)	451,500	13,870,080
Parker Drilling Company(1)	4,899,747	21,313,899
Patterson-UTI Energy, Inc.	2,827,931	48,301,062
Seahawk Drilling, Inc.(1)	306,402	2,592,161
Superior Energy Services, Inc.(1)	1,439,925	38,431,598
Tidewater Inc.	360,900	16,171,929

		184,765,016

	Shares Held	Value

ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels - 5.1%
Comstock Resources, Inc.(1)	1,504,890	$33,844,976
Forest Oil Corporation(1)	1,469,990	43,658,703
Holly Corporation	1,044,876	30,040,185
Penn Virginia Corporation	694,800	11,144,592
World Fuel Services Corporation	727,700	18,927,477

		137,615,933
FINANCIALS - 7.8%
Consumer Finance - 0.3%
The Student Loan Corporation	232,375	6,901,538

Diversified Financial Services - 1.2%
PICO Holdings, Inc.(1)	1,105,390	33,006,945

Insurance - 5.7%
Allied World Assurance Company Holdings, Ltd	453,655	25,672,336
Alterra Capital Holdings Limited	895,175	17,831,886
Aspen Insurance Holdings Limited	474,325	14,362,561
Assured Guaranty Ltd.	1,121,920	19,196,051
Endurance Specialty Holdings Ltd.	633,423	25,210,235
Platinum Underwriters Holdings, Ltd.	818,900	35,638,528
Stewart Information Services Corporation	804,807	9,110,415
Willis Group Holdings Limited	199,279	6,141,779

		153,163,791
Real Estate Investment Trusts (REITS) - 0.6%
Pebblebrook Hotel Trust(1)	904,794	16,295,340

HEALTHCARE - 2.6%
Biotechnology - 0.5%
Enzon Pharmaceuticals, Inc.(1)	1,175,800	13,227,750

Health Care Equipment & Supplies - 1.3%
CONMED Corporation(1)(3)	1,574,059	35,274,662

Health Care Providers & Services - 0.8%
AMN Healthcare Services, Inc.(1)(3)	1,772,616	9,111,246
Cross Country Healthcare, Inc.(1)(3)	1,693,026	12,172,857

		21,284,103

	Shares Held	Value

INDUSTRIALS - 21.7%
Aerospace & Defense - 1.4%
Spirit AeroSystems Holdings, Inc., Class A(1)	1,212,879	$24,172,679
Teledyne Technologies Incorporated(1)	338,672	13,485,919

		37,658,598
Building Products - 1.1%
Quanex Building Products Corporation	1,659,226	28,654,833

Commercial Services & Supplies - 1.3%
Sykes Enterprises, Incorporated(1)(3)	2,548,994	34,615,339

Construction & Engineering - 4.5%
Comfort Systems USA, Inc.(3)	2,815,126	30,206,302
EMCOR Group, Inc.(1)	1,857,162	45,667,614
Granite Construction Incorporated	1,420,662	32,305,854
Orion Marine Group, Inc.(1)	1,059,900	13,153,359

		121,333,129
Electrical Equipment - 2.5%
Acuity Brands, Inc.(3)	552,899	24,460,252
Woodward Governor Company	1,334,833	43,275,286

		67,735,538
Machinery - 3.4%
Astec Industries, Inc.(1)	1,066,281	30,420,997
IDEX Corporation	828,462	29,418,686
Kaydon Corporation	150,700	5,214,220
Mueller Industries, Inc.	968,924	25,666,797

		90,720,700
Marine - 1.1%
Kirby Corporation(1)	758,402	30,381,584

Professional Services - 5.1%
CRA International, Inc.(1)(3)	625,800	11,295,690
FTI Consulting, Inc.(1)	1,028,265	35,670,513
Hudson Highland Group, Inc.(1)	586,277	2,016,793
School Specialty, Inc.(1)(3)	1,769,253	23,017,982
Towers Watson & Co., Class A	902,287	44,374,475
TrueBlue, Inc.(1)	1,592,588	21,738,826

		138,114,279
Road & Rail - 1.3%
Arkansas Best Corporation	119,425	2,893,668
Ryder System, Inc.	723,064	30,925,447

		33,819,115

	Shares Held	Value

INFORMATION TECHNOLOGY - 29.8%
Computers & Peripherals - 3.8%
Diebold, Incorporated	1,260,566	$39,190,997
Imation Corp.(1)	460,089	4,292,630
Intermec, Inc.(1)	2,653,419	32,530,917
Lexmark International, Inc., Class A(1)	591,887	26,409,998

		102,424,542
Electronic Equipment & Instruments - 5.1%
Anixter International Inc.(1)	608,099	32,831,265
Arrow Electronics, Inc.(1)(3)	1,504,847	40,224,560
Benchmark Electronics, Inc.(1)	1,343,101	22,026,856
Orbotech, Ltd.(1)(3)(4)	2,447,487	24,425,920
RadiSys Corporation(1)(3)	1,878,597	17,696,384

		137,204,985
Internet Software & Services - 1.7%
EarthLink, Inc.	2,064,840	18,769,396
Monster Worldwide, Inc.(1)	2,159,356	27,985,254

		46,754,650
IT Services - 4.2%
CACI International Inc(1)	845,350	38,260,541
ManTech International Corporation, Class A(1)	638,168	25,271,453
MAXIMUS, Inc.	302,441	18,624,317
SRA International, Inc., Class A(1)	1,630,653	32,156,477

		114,312,788
Semiconductors & Semiconductor Equipment - 5.3%
Actel Corporation(1)(3)	2,060,954	32,872,216
LTX Corporation(1)	4,848,788	10,133,967
Rudolph Technologies, Inc.(1)(3)	2,819,378	23,429,031
Ultra Clean Holdings, Inc.(1)(3)	1,558,796	13,436,822
Ultratech, Inc.(1)(3)	1,944,953	33,258,696
Varian Semiconductor Equipment Associates, Inc.(1)	1,051,846	30,272,128

		143,402,860
Software - 9.7%
Fair Isaac Corporation	1,063,966	26,237,402
Jack Henry and Associates, Inc.	855,520	21,815,760
Lawson Software, Inc.(1)	6,278,769	53,181,173
Manhattan Associates, Inc.(1)(3)	1,564,924	45,930,519
MicroStrategy Incorporated, Class A(1)	580,771	50,300,576
Progress Software Corporation(1)	1,058,149	35,024,732
Websense, Inc.(1)	1,619,237	28,725,264

		261,215,426

	Shares Held	Value

MATERIALS - 3.9%
Chemicals - 3.6%
H.B. Fuller Company	2,153,533	$42,790,701
Minerals Technologies Inc.	200,600	11,819,352
Sensient Technologies Corporation	1,408,515	42,945,622

		97,555,675
Construction Materials - 0.3%
Eagle Materials Inc.	361,419	8,565,630

UTILITIES - 10.1%
Electrical Utilities - 7.4%
ALLETE, Inc.	1,196,187	43,577,092
Cleco Corporation	1,664,071	49,289,783
The Empire District Electric Company	1,021,091	20,574,984
IDACORP, Inc.	997,597	35,833,684
Portland General Electric Company	2,449,880	49,683,566

		198,959,109
Gas Utilities - 0.5%
Northwest Natural Gas Company	270,440	12,832,378

Multi-Utilities - 2.2%
NorthWestern Corporation	1,359,648	38,749,968
Vectren Corporation	746,916	19,322,717

		58,072,685

Total common stocks (Cost $2,425,617,472)		2,599,879,971

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 3.1%
Repurchase agreement with Fixed Income Clearing Corporation, 0.08%, dated 9/30/10, due 10/1/10, maturity value $82,149,183(5) (Cost $82,149,000)	$82,149,000	82,149,000

Total investments - 99.7% (Cost $2,507,766,472)		2,682,028,971

Other assets less liabilities - 0.3%		8,387,090

Total net assets - 100.0%(6)		$2,690,416,061

(1)	Non-income producing security.
(2)	Represents less than 0.1% of total net assets.
(3)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (6) in Notes to Financial Statements.
(4)	The Fund considers the company to be from Israel. See the Fund’s Statement of Additional Information for information on how a particular country is assigned. The security trades in U.S. dollars.
(5)	Collateralized by:

Issuer	Maturity	Value
U.S. Treasury Bill	12/30/2010	$83,793,083

(6)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

TOP TEN HOLDINGS - September 30, 2010
Company Name	Country	Percentage of Total Net Assets
Lawson Software, Inc.	United States	2.0%
MicroStrategy Incorporated	United States	1.9
Portland General Electric Company	United States	1.8
Cleco Corporation	United States	1.8
Patterson-UTI Energy, Inc.	United States	1.8
Rent-A-Center, Inc.	United States	1.8
Manhattan Associates, Inc.	United States	1.7
EMCOR Group, Inc.	United States	1.7
Towers Watson & Co.	United States	1.6
Forest Oil Corporation	United States	1.6

Total		17.7%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Statements of Assets and Liabilities – September 30, 2010

	GLOBAL EQUITY	GLOBAL VALUE
ASSETS:
Investments in securities, unaffiliated, at value	$10,533,735	$30,279,869
Investments in securities, affiliated, at value	-	2,689,457
Short-term investments (repurchase agreements), at value	233,000	1,959,000

Total investments	10,766,735	34,928,326
Cash	303	220
Foreign currency	1	11
Net unrealized gain on foreign currency forward contracts	72	126
Receivable from investments sold	441,018	101,358
Receivable from fund shares sold	50	70,200
Dividends and interest receivable	20,984	125,999
Receivable from Adviser	101,271	142,560
Other assets	30	453

Total assets	11,330,464	35,369,253

LIABILITIES:
Payable for investments purchased	682,048	-
Payable for fund shares redeemed	-	2,357
Payable for operating expenses	124,656	298,722
Payable for foreign taxes	8,328	1,035
Payable for advisory fees	46,869	312,877
Payable for deferred directors’ compensation	30	453

Total liabilities	861,931	615,444

Total net assets	$10,468,533	$34,753,809

NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$10,186,026	$28,963,281
Net unrealized appreciation on investments and foreign currency related transactions	491,323	6,869,158
Accumulated undistributed net investment income (loss)	79,812	(203,893)
Accumulated net realized losses on investments and foreign currency related transactions	(288,628)	(874,737)

	$10,468,533	$34,753,809

SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$10,468,533	$34,753,809
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	1,022,939	3,709,899
Net asset value, offering price and redemption price per share
Investor Shares	$10.23	$9.37
Cost of securities of unaffiliated issuers held	$10,268,218	$26,599,442
Cost of securities of affiliated issuers held	$-	$1,465,897
Cost of foreign currency	$1	$10

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Statements of Assets and Liabilities – September 30, 2010 (Continued)

	INTERNATIONAL	INTERNATIONAL SMALL CAP
ASSETS:
Investments in securities, unaffiliated, at value	$9,487,285,384	$790,940,698
Short-term investments (repurchase agreements), at value	80,771,000	176,000

Total investments	9,568,056,384	791,116,698
Cash	442	884
Foreign currency	8,117,560	71
Net unrealized gain on foreign currency forward contracts	-	19,564
Receivable from investments sold	213,838,570	10,313,480
Receivable from fund shares sold	8,919,748	431,528
Dividends and interest receivable	23,380,840	1,841,431
Other assets	387,748	26,161

Total assets	9,822,701,292	803,749,817

LIABILITIES:
Net unrealized loss on foreign currency forward contracts	74,687	-
Payable for investments purchased	150,950,202	5,417,832
Payable for fund shares redeemed	18,521,434	612,229
Payable for operating expenses	3,620,542	259,133
Payable for foreign taxes	477,769	41,553
Payable for deferred directors’ compensation	387,749	26,161

Total liabilities	174,032,383	6,356,908

Total net assets	$9,648,668,909	$797,392,909

NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$10,895,515,212	$743,848,964
Net unrealized appreciation on investments and foreign currency related transactions	1,573,003,925	174,228,583
Accumulated undistributed net investment income	87,458,496	402,933
Accumulated net realized losses on investments and foreign currency related transactions	(2,907,308,724)	(121,087,571)

	$9,648,668,909	$797,392,909

SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$7,294,721,306	$797,392,909
Institutional Shares	$2,353,947,603
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	354,679,511	42,792,373
Institutional Shares	113,615,105
Net asset value, offering price and redemption price per share
Investor Shares	$20.57	$18.63
Institutional Shares	$20.72
Cost of securities of unaffiliated issuers held	$7,995,647,919	$616,929,376
Cost of securities of affiliated issuers held	$-	$-
Cost of foreign currency	$8,127,140	$70

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Statements of Assets and Liabilities – September 30, 2010 (Continued)

	INTERNATIONAL VALUE	MID CAP
ASSETS:
Investments in securities, unaffiliated, at value	$2,752,573,478	$4,635,323,601
Investments in securities, affiliated, at value	379,404,493	129,830,480
Short-term investments (repurchase agreements), at value	211,731,000	72,959,000

Total investments	3,343,708,971	4,838,113,081
Cash	764	117
Foreign currency	82	-
Net unrealized gain on foreign currency forward contracts	29,350	-
Receivable from investments sold	16,314,603	52,146,010
Receivable from fund shares sold	6,997,020	14,263,771
Dividends and interest receivable	17,083,118	1,908,211
Other assets	50,749	148,523

Total assets	3,384,184,657	4,906,579,713

LIABILITIES:
Payable for investments purchased	43,902,305	21,235,328
Payable for fund shares redeemed	1,344,146	5,526,170
Payable for operating expenses	991,088	1,988,311
Payable for foreign taxes	182,287	-
Payable for deferred directors’ compensation	50,749	148,523

Total liabilities	46,470,575	28,898,332

Total net assets	$3,337,714,082	$4,877,681,381

NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$3,047,143,978	$4,089,179,032
Net unrealized appreciation on investments and foreign currency related transactions	454,053,309	1,486,926,314
Accumulated undistributed net investment income (loss)	7,327,414	(133,356)
Accumulated net realized losses on investments and foreign currency related transactions	(170,810,619)	(698,290,609)

	$3,337,714,082	$4,877,681,381

SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$2,688,155,740	$4,375,235,417
Institutional Shares	$649,558,342	$502,445,964
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	108,652,534	148,061,107
Institutional Shares	26,229,090	16,474,552
Net asset value, offering price and redemption price per share
Investor Shares	$24.74	$29.55
Institutional Shares	$24.76	$30.50
Cost of securities of unaffiliated issuers held	$2,573,858,081	$3,211,813,761
Cost of securities of affiliated issuers held	$316,573,277	$139,373,006
Cost of foreign currency	$82	$-

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Statements of Assets and Liabilities – September 30, 2010 (Continued)

	MID CAP VALUE	OPPORTUNISTIC GROWTH
ASSETS:
Investments in securities, unaffiliated, at value	$4,901,531,828	$68,439,155
Investments in securities, affiliated, at value	651,076,690	-
Short-term investments (repurchase agreements), at value	153,605,000	4,486,000

Total investments	5,706,213,518	72,925,155
Cash	411	121
Foreign currency	-	98
Net unrealized gain on foreign currency forward contracts	-	522
Receivable from investments sold	19,276,155	936,249
Receivable from fund shares sold	7,886,727	92,687
Dividends and interest receivable	14,007,275	41,798
Receivable from Adviser	-	22,834
Other assets	115,906	403

Total assets	5,747,499,992	74,019,867

LIABILITIES:
Payable for investments purchased	-	656,440
Payable for fund shares redeemed	5,708,679	-
Payable for operating expenses	2,048,301	375,238
Payable for foreign taxes	-	671
Payable for advisory fees	-	529,381
Payable for deferred directors’ compensation	115,906	403

Total liabilities	7,872,886	1,562,133

Total net assets	$5,739,627,106	$72,457,734

NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$5,158,779,047	$55,007,093
Net unrealized appreciation on investments and foreign currency related transactions	560,981,088	16,946,188
Accumulated undistributed net investment income (loss)	31,568,986	(898)
Accumulated undistributed net realized gains (losses) on investments and foreign currency related transactions	(11,702,015)	505,351

	$5,739,627,106	$72,457,734

SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$5,739,627,106	$72,457,734
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	304,392,822	6,590,891
Net asset value, offering price and redemption price per share
Investor Shares	$18.86	$10.99
Cost of securities of unaffiliated issuers held	$4,558,179,038	$55,978,361
Cost of securities of affiliated issuers held	$587,053,392	$-
Cost of foreign currency	$-	$95

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Statements of Assets and Liabilities – September 30, 2010 (Continued)

	OPPORTUNISTIC VALUE	SMALL CAP
ASSETS:
Investments in securities, unaffiliated, at value	$239,057,720	$298,593,177
Investments in securities, affiliated, at value	20,797,872	15,742,246
Short-term investments (repurchase agreements), at value	4,840,000	13,499,000

Total investments	264,695,592	327,834,423
Cash	197	584
Receivable from investments sold	235,778	305,386
Receivable from fund shares sold	1,225,956	507,757
Dividends and interest receivable	487,692	26,067
Other assets	5,475	22,682

Total assets	266,650,690	328,696,899

LIABILITIES:
Payable for investments purchased	-	2,208,981
Payable for fund shares redeemed	90,288	3,448,867
Payable for operating expenses	181,958	286,781
Payable for deferred directors’ compensation	5,475	22,682

Total liabilities	277,721	5,967,311

Total net assets	$266,372,969	$322,729,588

NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$340,078,148	$461,587,316
Net unrealized appreciation on investments and foreign currency related transactions	18,832,912	96,084,736
Accumulated undistributed net investment income (loss)	1,405,109	(21,031)
Accumulated net realized losses on investments and foreign currency related transactions	(93,943,200)	(234,921,433)

	$266,372,969	$322,729,588

SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$266,372,969	$322,729,588
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	29,887,851	22,415,359
Net asset value, offering price and redemption price per share
Investor Shares	$8.91	$14.40
Cost of securities of unaffiliated issuers held	$228,092,942	$218,871,574
Cost of securities of affiliated issuers held	$17,769,738	$12,878,113

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Statements of Assets and Liabilities – September 30, 2010 (Continued)

SMALL CAP VALUE
ASSETS:
Investments in securities, unaffiliated, at value	$2,188,451,493
Investments in securities, affiliated, at value	411,428,478
Short-term investments (repurchase agreements), at value	82,149,000

Total investments	2,682,028,971
Cash	690
Receivable from investments sold	18,443,081
Receivable from fund shares sold	4,590,597
Dividends and interest receivable	1,217,575
Other assets	63,233

Total assets	2,706,344,147

LIABILITIES:
Payable for investments purchased	12,896,856
Payable for fund shares redeemed	1,791,922
Payable for operating expenses	1,176,075
Payable for deferred directors’ compensation	63,233

Total liabilities	15,928,086

Total net assets	$2,690,416,061

NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$2,588,096,845
Net unrealized appreciation on investments and foreign currency related transactions	174,262,499
Accumulated undistributed net investment income	2,769,072
Accumulated net realized losses on investments and foreign currency related transactions	(74,712,355)

$2,690,416,061

SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$2,690,416,061
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	181,127,791
Net asset value, offering price and redemption price per share
Investor Shares	$14.85
Cost of securities of unaffiliated issuers held	$2,043,725,449
Cost of securities of affiliated issuers held	$464,041,023

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Statements of Operations – For the Year Ended September 30, 2010

	GLOBAL EQUITY(1)	GLOBAL VALUE
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(2)	$102,625	$691,673
Interest	21	281

Total investment income	102,646	691,954

EXPENSES:
Advisory fees	46,869	312,877
Transfer agent fees
Investor Shares	26,209	145,886
Shareholder communications
Investor Shares	5,646	16,624
Custodian fees	7,408	11,251
Accounting fees	12,629	49,885
Professional fees	33,821	37,901
Registration fees
Investor Shares	35,122	26,888
Directors’ fees	3,000	6,000
Other operating expenses	871	4,565

Total operating expenses	171,575	611,877
Less amounts waived or paid by the Adviser	(101,271)	(142,560)

Net Expenses	70,304	469,317

Net investment income	32,342	222,637

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments(2)	(228,291)	1,683,349
Foreign currency related transactions	(12,867)	(4,914)

	(241,158)	1,678,435
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments	498,517	1,326,050
Foreign currency related transactions	(7,194)	5,612

	491,323	1,331,662

Net gain on investments and foreign currency related transactions	250,165	3,010,097

Net increase in net assets resulting from operations	$282,507	$3,232,734

(1)	For the period from commencement of operations (March 29, 2010) through September 30, 2010.

(2)	Fund	Net of foreign taxes withheld on dividends, unaffiliated issuers	Including net realized gain on investments from affiliated issuers
	Global Equity	$8,637	$-
	Global Value	27,206	13,068

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Statements of Operations – For the Year Ended September 30, 2010 (Continued)

	INTERNATIONAL	INTERNATIONAL SMALL CAP
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(1)	$205,689,397	$12,151,039
Interest	45,600	5,350

Total investment income	205,734,997	12,156,389

EXPENSES:
Advisory fees	91,920,483	9,247,955
Transfer agent fees
Investor Shares	17,082,043	1,108,848
Institutional Shares	23,645
Shareholder communications
Investor Shares	1,050,582	73,325
Institutional Shares	33,619
Custodian fees	3,415,333	398,519
Accounting fees	70,444	50,719
Professional fees	419,469	79,949
Registration fees
Investor Shares	444,624	76,656
Institutional Shares	20,166
Directors’ fees	378,332	27,399
Other operating expenses	339,987	26,936

Total operating expenses	115,198,727	11,090,306

Net investment income	90,536,270	1,066,083

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	(67,630,198)	12,981,799
Foreign currency related transactions	(3,039,027)	(639,009)

	(70,669,225)	12,342,790
Net increase in unrealized appreciation or depreciation on:
Investments	224,421,663	70,056,884
Foreign currency related transactions	1,804,497	265,210

	226,226,160	70,322,094

Net gain on investments and foreign currency related transactions	155,556,935	82,664,884

Net increase in net assets resulting from operations	$246,093,205	$83,730,967

(1)	Fund	Net of foreign taxes withheld on dividends, unaffiliated issuers
	International	$20,165,822
	International Small Cap	846,620

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Statements of Operations – For the Year Ended September 30, 2010 (Continued)

	INTERNATIONAL VALUE	MID CAP
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(1)	$66,887,917	$20,297,288
Dividends, from affiliated issuers	940,974	-
Interest	31,956	19,545

Total investment income	67,860,847	20,316,833

EXPENSES:
Advisory fees	25,166,097	41,580,590
Transfer agent fees
Investor Shares	4,374,277	10,192,089
Institutional Shares	20,036	19,856
Shareholder communications
Investor Shares	354,333	572,785
Institutional Shares	14,109	14,602
Custodian fees	653,595	127,404
Accounting fees	68,582	56,999
Professional fees	147,480	191,341
Registration fees
Investor Shares	189,166	104,880
Institutional Shares	59,953	18,512
Directors’ fees	93,949	163,325
Other operating expenses	74,409	139,487

Total operating expenses	31,215,986	53,181,870

Net investment income (loss)	36,644,861	(32,865,037)

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments(1)	(19,658,432)	94,003,462
Foreign currency related transactions	(904,711)	-

	(20,563,143)	94,003,462
Net increase in unrealized appreciation or depreciation on:
Investments	263,314,758	818,286,600
Foreign currency related transactions	715,584	-

	264,030,342	818,286,600

Net gain on investments and foreign currency related transactions	243,467,199	912,290,062

Net increase in net assets resulting from operations	$280,112,060	$879,425,025

(1)	Fund	Net of foreign taxes withheld on dividends, unaffiliated issuers	Including net realized loss on investments from affiliated issuers
	International Value	$4,094,930	$(3,031,860)
	Mid Cap	54,543	(1,744,945)

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Statements of Operations – For the Year Ended September 30, 2010 (Continued)

	MID CAP VALUE	OPPORTUNISTIC GROWTH
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(1)	$92,838,908	$345,788
Dividends, from affiliated issuers	4,812,858	-
Interest	38,032	656

Total investment income	97,689,798	346,444

EXPENSES:
Advisory fees	50,479,589	529,381
Transfer agent fees
Investor Shares	12,773,114	227,014
Shareholder communications
Investor Shares	1,145,020	17,908
Custodian fees	96,497	15,592
Accounting fees	38,862	44,120
Professional fees	268,663	27,556
Registration fees
Investor Shares	235,385	32,693
Directors’ fees	196,282	6,000
Other operating expenses	156,310	4,870

Total operating expenses	65,389,722	905,134
Less amounts waived or paid by the Adviser	-	(22,834)

Net Expenses	65,389,722	882,300

Net investment income (loss)	32,300,076	(535,856)

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments(1)	405,319,693	2,089,255
Foreign currency related transactions	-	(74,747)

	405,319,693	2,014,508
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments	164,926,367	9,554,952
Foreign currency related transactions	-	(812)

	164,926,367	9,554,140

Net gain on investments and foreign currency related transactions	570,246,060	11,568,648

Net increase in net assets resulting from operations	$602,546,136	$11,032,792

(1)	Fund	Net of foreign taxes withheld on dividends, unaffiliated issuers	Including net realized loss on investments from affiliated issuers
	Mid Cap Value	$-	$(2,041,010)
	Opportunistic Growth	6,676	-

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Statements of Operations – For the Year Ended September 30, 2010 (Continued)

	OPPORTUNISTIC VALUE	SMALL CAP
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(1)	$4,928,660	$2,324,774
Interest	927	2,128

Total investment income	4,929,587	2,326,902

EXPENSES:
Advisory fees	2,080,029	3,680,603
Transfer agent fees
Investor Shares	625,411	810,696
Shareholder communications
Investor Shares	58,679	125,010
Custodian fees	10,321	25,450
Accounting fees	38,442	39,405
Professional fees	42,806	55,893
Registration fees
Investor Shares	57,345	40,011
Directors’ fees	8,333	14,294
Other operating expenses	11,958	18,466

Total operating expenses	2,933,324	4,809,828

Net investment income (loss)	1,996,263	(2,482,926)

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain on:
Investments(1)	9,334,770	59,720,387
Foreign currency related transactions	3,274	-

	9,338,044	59,720,387
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments	8,009,731	(18,182,975)

Net gain on investments and foreign currency related transactions	17,347,775	41,537,412

Net increase in net assets resulting from operations	$19,344,038	$39,054,486

(1)	Fund	Net of foreign taxes withheld on dividends, unaffiliated issuers	Including net realized loss on investments from affiliated issuers
	Opportunistic Value	$-	$(56,085)
	Small Cap	14,837	(239,456)

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Statements of Operations – For the Year Ended September 30, 2010 (Continued)

SMALL CAP VALUE
INVESTMENT INCOME:
Dividends, from unaffiliated issuers	$30,030,013
Dividends, from affiliated issuers	2,313,323
Interest	17,285

Total investment income	32,360,621

EXPENSES:
Advisory fees	23,082,762
Transfer agent fees
Investor Shares	5,453,455
Shareholder communications
Investor Shares	508,791
Custodian fees	55,962
Accounting fees	40,112
Professional fees	119,296
Registration fees
Investor Shares	119,260
Directors’ fees	88,856
Other operating expenses	114,617

Total operating expenses	29,583,111

Net investment income	2,777,510

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS:
Net realized gain on:
Investments(1)	77,884,279
Net increase in unrealized appreciation or depreciation on:
Investments	141,087,265

Net gain on investments	218,971,544

Net increase in net assets resulting from operations	$221,749,054

(1)	Fund	Including net realized loss on investments from affiliated issuers
	Small Cap Value	$(40,773,990)

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Statements of Changes in Net Assets

	GLOBAL EQUITY	GLOBAL VALUE
	Period Ended 9/30/2010(1)	Year Ended 9/30/2010	Year Ended 9/30/2009
OPERATIONS:
Net investment income	$32,342	$222,637	$206,576
Net realized gain (loss) on:
Investments	(228,291)	1,683,349	(2,211,339)
Foreign currency related transactions	(12,867)	(4,914)	(1,249)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments	498,517	1,326,050	6,796,447
Foreign currency related transactions	(7,194)	5,612	976

Net increase in net assets resulting from operations	282,507	3,232,734	4,791,411

DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares	-	(689,211)	(120,537)
Net realized gains on investment transactions:
Investor Shares	-	-	-

Total distributions paid to shareholders	-	(689,211)	(120,537)

FUND SHARE ACTIVITIES:
Net increase in net assets resulting from fund share activities	10,186,026	3,592,721	14,381,195

Total increase in net assets	10,468,533	6,136,244	19,052,069

Net assets, beginning of period	-	28,617,565	9,565,496

Net assets, end of period	$10,468,533	$34,753,809	$28,617,565

Accumulated undistributed net investment income (loss)	$79,812	$(203,893)	$181,509

(1)	For the period from commencement of operations (March 29, 2010) through September 30, 2010.

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Statements of Changes in Net Assets (Continued)

	INTERNATIONAL		INTERNATIONAL SMALL CAP
	Year Ended 9/30/2010	Year Ended 9/30/2009	Year Ended 9/30/2010	Year Ended 9/30/2009
OPERATIONS:
Net investment income	$90,536,270	$132,762,575	$1,066,083	$5,108,638
Net realized gain (loss) on:
Investments	(67,630,198)	(2,628,919,339)	12,981,799	(134,000,418)
Foreign currency related transactions	(3,039,027)	(2,414,432)	(639,009)	(142,407)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments	224,421,663	2,629,216,166	70,056,884	209,865,674
Foreign currency related transactions	1,804,497	613,814	265,210	(180,609)

Net increase in net assets resulting from operations	246,093,205	131,258,784	83,730,967	80,650,878

DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares	(94,522,015)	(73,117,872)	(4,971,337)	(6,726,029)
Institutional Shares	(34,565,734)	(37,487,951)
Net realized gains on investment transactions:
Investor Shares	-	(274,728,222)	-	(8,348,645)
Institutional Shares	-	(101,344,058)

Total distributions paid to shareholders	(129,087,749)	(486,678,103)	(4,971,337)	(15,074,674)

FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	(1,096,191,271)	(820,456,337)	22,830,547	(102,179,473)

Total increase (decrease) in net assets	(979,185,815)	(1,175,875,656)	101,590,177	(36,603,269)

Net assets, beginning of period	10,627,854,724	11,803,730,380	695,802,732	732,406,001

Net assets, end of period	$9,648,668,909	$10,627,854,724	$797,392,909	$695,802,732

Accumulated undistributed net investment income	$87,458,496	$129,049,002	$402,933	$4,947,196

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Statements of Changes in Net Assets (Continued)

	INTERNATIONAL VALUE		MID CAP
	Year Ended 9/30/2010	Year Ended 9/30/2009	Year Ended 9/30/2010	Year Ended 9/30/2009
OPERATIONS:
Net investment income (loss)	$36,644,861	$11,511,387	$(32,865,037)	$(17,497,526)
Net realized gain (loss) on:
Investments	(19,658,432)	(139,186,395)	94,003,462	(769,509,214)
Foreign currency related transactions	(904,711)	9,770,470	-	-
Net increase in unrealized appreciation or depreciation on:
Investments	263,314,758	299,492,429	818,286,600	792,263,717
Foreign currency related transactions	715,584	548,147	-	-

Net increase in net assets resulting from operations	280,112,060	182,136,038	879,425,025	5,256,977

DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares	(34,819,928)	(10,176,045)	-	-
Institutional Shares	(7,409,299)	(2,362,145)	-	-
Net realized gains on investment transactions:
Investor Shares	-	-	-	(40,893,720)
Institutional Shares	-	-	-	(5,219,106)

Total distributions paid to shareholders	(42,229,227)	(12,538,190)	-	(46,112,826)

FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	1,080,085,597	634,624,462	(144,809,327)	(85,588,305)

Total increase (decrease) in net assets	1,317,968,430	804,222,310	734,615,698	(126,444,154)

Net assets, beginning of period	2,019,745,652	1,215,523,342	4,143,065,683	4,269,509,837

Net assets, end of period	$3,337,714,082	$2,019,745,652	$4,877,681,381	$4,143,065,683

Accumulated undistributed net investment income (loss)	$7,327,414	$13,816,491	$(133,356)	$(104,290)

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Statements of Changes in Net Assets (Continued)

	MID CAP VALUE		OPPORTUNISTIC GROWTH
	Year Ended 9/30/2010	Year Ended 9/30/2009	Year Ended 9/30/2010	Year Ended 9/30/2009
OPERATIONS:
Net investment income (loss)	$32,300,076	$19,063,713	$(535,856)	$(109,264)
Net realized gain (loss) on:
Investments	405,319,693	(409,231,827)	2,089,255	(835,142)
Foreign currency related transactions	-	-	(74,747)	447
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments	164,926,367	623,062,782	9,554,952	7,779,098
Foreign currency related transactions	-	-	(812)	195

Net increase in net assets resulting from operations	602,546,136	232,894,668	11,032,792	6,835,334

DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares	(19,093,720)	(4,661,179)	-	-
Net realized gains on investment transactions:
Investor Shares	-	(23,963,286)	-	-

Total distributions paid to shareholders	(19,093,720)	(28,624,465)	-	-

FUND SHARE ACTIVITIES:
Net increase in net assets resulting from fund share activities	528,218,264	1,192,224,172	15,867,902	33,056,223

Total increase in net assets	1,111,670,680	1,396,494,375	26,900,694	39,891,557

Net assets, beginning of period	4,627,956,426	3,231,462,051	45,557,040	5,665,483

Net assets, end of period	$5,739,627,106	$4,627,956,426	$72,457,734	$45,557,040

Accumulated undistributed net investment income (loss)	$31,568,986	$19,012,157	$(898)	$(374)

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Statements of Changes in Net Assets (Continued)

	OPPORTUNISTIC VALUE		SMALL CAP
	Year Ended 9/30/2010	Year Ended 9/30/2009	Year Ended 9/30/2010	Year Ended 9/30/2009
OPERATIONS:
Net investment income (loss)	$1,996,263	$1,304,526	$(2,482,926)	$(1,674,671)
Net realized gain (loss) on:
Investments	9,334,770	(68,445,898)	59,720,387	(203,855,722)
Foreign currency related transactions	3,274	11,020	-	-
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments	8,009,731	44,443,949	(18,182,975)	151,823,713
Foreign currency related transactions	-	-	-	-

Net increase (decrease) in net assets resulting from operations	19,344,038	(22,686,403)	39,054,486	(53,706,680)

DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares	(840,245)	(2,058,250)	-	-
Net realized gains on investment transactions:
Investor Shares	-	-	-	-
Tax Return of Capital:
Investor Shares	-	-	-	(665,408)

Total distributions paid to shareholders	(840,245)	(2,058,250)	-	(665,408)

FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	66,759,201	(24,429,047)	(153,320,610)	(95,759,005)

Total increase (decrease) in net assets	85,262,994	(49,173,700)	(114,266,124)	(150,131,093)

Net assets, beginning of period	181,109,975	230,283,675	436,995,712	587,126,805

Net assets, end of period	$266,372,969	$181,109,975	$322,729,588	$436,995,712

Accumulated undistributed net investment income (loss)	$1,405,109	$338,264	$(21,031)	$(18,488)

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Statements of Changes in Net Assets (Continued)

	SMALL CAP VALUE
	Year Ended 9/30/2010	Year Ended 9/30/2009
OPERATIONS:
Net investment income	$2,777,510	$2,997,650
Net realized gain (loss) on:
Investments	77,884,279	(141,698,056)
Foreign currency related transactions	-	(1,342)
Net increase in unrealized appreciation or depreciation on:
Investments	141,087,265	158,604,198

Net increase in net assets resulting from operations	221,749,054	19,902,450

DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares	(2,598,102)	-
Net realized gains on investment transactions:
Investor Shares	-	(41,873,575)

Total distributions paid to shareholders	(2,598,102)	(41,873,575)

FUND SHARE ACTIVITIES:
Net increase in net assets resulting from fund share activities	314,769,811	276,386,431

Total increase in net assets	533,920,763	254,415,306

Net assets, beginning of period	2,156,495,298	1,902,079,992

Net assets, end of period	$2,690,416,061	$2,156,495,298

Accumulated undistributed net investment income	$2,769,072	$2,542,709

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Financial Highlights – For a share outstanding throughout each period

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of a Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

ARTISAN GLOBAL EQUITY FUND
Investor Shares
Period Ended
9/30/2010(5)

Net Asset Value Beginning of Period	$10.00
Net Investment Income(1)	0.03
Net Realized and Unrealized Gain on Investments	0.20

Total Income from Investment Operations	0.23

Dividends from Net Investment Income	-
Distributions from Net Realized Gains	-

Total Distributions	-

Net Asset Value End of Period	$10.23

Total Return(2)	2.30%
Net Assets End of Period (millions)	$10.5
Ratio of Expenses to Average Net Assets(3)(4)	1.50%
Ratio of Net Investment Income to Average Net Assets(3)(4)	0.69%
Portfolio Turnover Rate(2)	60.81%

(1)	Computed based on average shares outstanding.
(2)	Periods less than twelve months (where applicable) are not annualized.
(3)	Periods less than twelve months (where applicable) are annualized.
(4)

The ratios of expenses to average net assets and net investment income (loss) to average net assets exclude expenses waived or paid by the Adviser. Absent expenses waived or paid by the Adviser, the ratios of expenses to average net assets and net investment income (loss) to average net assets would have been as follows:

Period Ended	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets
9/30/2010	3.66%	(1.47)%

(5)	For the period from commencement of operations (March 29, 2010) through September 30, 2010.

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Financial Highlights – For a share outstanding throughout each period (Continued)

	ARTISAN GLOBAL VALUE FUND
	Investor Shares
	Year or Period Ended
	9/30/2010	9/30/2009	9/30/2008(5)

Net Asset Value Beginning of Period	$8.64	$8.32	$10.00
Net Investment Income(1)	0.06	0.08	0.10
Net Realized and Unrealized Gain (Loss) on Investments	0.87	0.29	(1.78)

Total Income (Loss) from Investment Operations	0.93	0.37	(1.68)

Dividends from Net Investment Income	(0.20)	(0.05)	-
Distributions from Net Realized Gains	-	-	-

Total Distributions	(0.20)	(0.05)	-

Net Asset Value End of Period	$9.37	$8.64	$8.32

Total Return(2)	10.98%	4.65%	(16.80)%
Net Assets End of Period (millions)	$34.8	$28.6	$9.6
Ratio of Expenses to Average Net Assets(3)(4)	1.50%	1.50%	1.44%
Ratio of Net Investment Income to Average Net Assets(3)(4)	0.71%	1.11%	1.39%
Portfolio Turnover Rate(2)	34.52%	56.57%	42.27%

(1)	Computed based on average shares outstanding.
(2)	Periods less than twelve months (where applicable) are not annualized.
(3)	Periods less than twelve months (where applicable) are annualized.
(4)

The ratios of expenses to average net assets and net investment income (loss) to average net assets exclude expenses waived or paid by the Adviser or the board of directors. Absent expenses waived or paid by the Adviser or the board of directors, the ratios of expenses to average net assets and net investment income (loss) to average net assets would have been as follows:

Year or Period Ended	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets
9/30/2010	1.96%	0.26%
9/30/2009	2.16%	0.45%
9/30/2008	3.53%	(0.70)%

(5)	For the period from commencement of operations (December 10, 2007) through September 30, 2008.

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Financial Highlights – For a share outstanding throughout each period (Continued)

	ARTISAN INTERNATIONAL FUND
	Investor Shares
	Year Ended
	9/30/2010	9/30/2009	9/30/2008	9/30/2007	9/30/2006

Net Asset Value Beginning of Period	$20.16	$20.34	$33.75	$28.75	$24.40
Net Investment Income(1)	0.17	0.23	0.36	0.31	0.18
Net Realized and Unrealized Gain (Loss) on Investments	0.49	0.48	(9.10)	7.45	4.58

Total Income (Loss) from Investment Operations	0.66	0.71	(8.74)	7.76	4.76

Dividends from Net Investment Income	(0.25)	(0.19)	(0.20)	(0.43)	(0.41)
Distributions from Net Realized Gains	-	(0.70)	(4.47)	(2.33)	-

Total Distributions	(0.25)	(0.89)	(4.67)	(2.76)	(0.41)

Net Asset Value End of Period	$20.57	$20.16	$20.34	$33.75	$28.75

Total Return	3.27%	5.00%	(29.99)%	28.69%	19.84%
Net Assets End of Period (millions)	$7,294.7	$7,715.1	$8,760.0	$12,810.0	$9,801.9
Ratio of Expenses to Average Net Assets	1.23%	1.22%	1.22%	1.21%	1.20%
Ratio of Net Investment Income to Average Net Assets	0.86%	1.47%	1.28%	1.01%	0.66%
Portfolio Turnover Rate	70.51%	82.38%	54.42%	66.30%	57.80%

(1)	Computed based on average shares outstanding.

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Financial Highlights – For a share outstanding throughout each period (Continued)

	ARTISAN INTERNATIONAL SMALL CAP FUND
	Investor Shares
	Year Ended
	9/30/2010	9/30/2009	9/30/2008	9/30/2007	9/30/2006

Net Asset Value Beginning of Period	$16.66	$14.28	$26.96	$22.77	$20.86
Net Investment Income(1)	0.02	0.12	0.21	0.11	0.09
Net Realized and Unrealized Gain (Loss) on Investments	2.07	2.62	(9.26)	8.54	3.90

Total Income (Loss) from Investment Operations	2.09	2.74	(9.05)	8.65	3.99

Dividends from Net Investment Income	(0.12)	(0.16)	(0.20)	(0.70)	(0.20)
Distributions from Net Realized Gains	-	(0.20)	(3.43)	(3.76)	(1.88)

Total Distributions	(0.12)	(0.36)	(3.63)	(4.46)	(2.08)

Net Asset Value End of Period	$18.63	$16.66	$14.28	$26.96	$22.77

Total Return	12.60%	20.59%	(38.44)%	43.10%	21.63%
Net Assets End of Period (millions)	$797.4	$695.8	$732.4	$1,356.0	$939.8
Ratio of Expenses to Average Net Assets	1.50%	1.50%	1.51%	1.52%	1.53%
Ratio of Net Investment Income to Average Net Assets	0.14%	0.99%	0.96%	0.45%	0.41%
Portfolio Turnover Rate	73.90%	58.42%	42.80%	49.85%	62.21%

(1)	Computed based on average shares outstanding.

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Financial Highlights – For a share outstanding throughout each period (Continued)

	ARTISAN INTERNATIONAL VALUE FUND
	Investor Shares
	Year Ended
	9/30/2010	9/30/2009	9/30/2008	9/30/2007	9/30/2006

Net Asset Value Beginning of Period	$22.83	$21.20	$28.49	$26.71	$22.38
Net Investment Income(1)	0.31	0.17	0.45	0.38	0.53
Net Realized and Unrealized Gain (Loss) on Investments	2.02	1.67	(5.56)	3.12	4.87

Total Income (Loss) from Investment Operations	2.33	1.84	(5.11)	3.50	5.40

Dividends from Net Investment Income	(0.42)	(0.21)	(0.51)	(0.44)	(0.47)
Distributions from Net Realized Gains	-	-	(1.67)	(1.28)	(0.60)

Total Distributions	(0.42)	(0.21)	(2.18)	(1.72)	(1.07)

Net Asset Value End of Period	$24.74	$22.83	$21.20	$28.49	$26.71

Total Return	10.39%	8.95%	(19.10)%	13.28%	25.38%
Net Assets End of Period (millions)	$2,688.2	$1,739.5	$1,029.4	$1,594.7	$1,312.6
Ratio of Expenses to Average Net Assets	1.21%	1.25%	1.23%	1.23%	1.25%
Ratio of Net Investment Income to Average Net Assets	1.34%	0.95%	1.83%	1.34%	2.18%
Portfolio Turnover Rate	21.02%	55.49%	44.72%	45.60%	42.52%

(1)	Computed based on average shares outstanding.

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Financial Highlights – For a share outstanding throughout each period (Continued)

	ARTISAN MID CAP FUND
	Investor Shares
	Year Ended
	9/30/2010	9/30/2009	9/30/2008	9/30/2007	9/30/2006

Net Asset Value Beginning of Period	$24.28	$24.08	$37.06	$31.77	$30.84
Net Investment Loss(1)	(0.20)	(0.11)	(0.22)	(0.24)	(0.17)
Net Realized and Unrealized Gain (Loss) on Investments	5.47	0.59	(6.86)	9.00	2.43

Total Income (Loss) from Investment Operations	5.27	0.48	(7.08)	8.76	2.26

Dividends from Net Investment Income	-	-	-	-	-
Distributions from Net Realized Gains	-	(0.28)	(5.90)	(3.47)	(1.33)

Total Distributions	-	(0.28)	(5.90)	(3.47)	(1.33)

Net Asset Value End of Period	$29.55	$24.28	$24.08	$37.06	$31.77

Total Return	21.71%	2.47%	(22.47)%	29.83%	7.42%
Net Assets End of Period (millions)	$4,375.2	$3,688.6	$3,732.3	$5,319.3	$4,571.9
Ratio of Expenses to Average Net Assets	1.23%	1.23%	1.24%	1.22%	1.18%
Ratio of Net Investment Loss to Average Net Assets	(0.77)%	(0.57)%	(0.75)%	(0.73)%	(0.55)%
Portfolio Turnover Rate	63.46%	68.39%	79.76%	71.04%	73.59%

(1)	Computed based on average shares outstanding.

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Financial Highlights – For a share outstanding throughout each period (Continued)

	ARTISAN MID CAP VALUE FUND
	Investor Shares
	Year Ended
	9/30/2010	9/30/2009	9/30/2008	9/30/2007	9/30/2006

Net Asset Value Beginning of Period	$16.85	$17.01	$21.70	$19.87	$19.60
Net Investment Income(1)	0.11	0.08	0.03	0.09	0.06
Net Realized and Unrealized Gain (Loss) on Investments	1.97	(0.10)	(2.31)	2.98	1.04

Total Income (Loss) from Investment Operations	2.08	(0.02)	(2.28)	3.07	1.10

Dividends from Net Investment Income	(0.07)	(0.02)	(0.08)	(0.06)	(0.01)
Distributions from Net Realized Gains	-	(0.12)	(2.33)	(1.18)	(0.82)

Total Distributions	(0.07)	(0.14)	(2.41)	(1.24)	(0.83)

Net Asset Value End of Period	$18.86	$16.85	$17.01	$21.70	$19.87

Total Return	12.35%	0.21%	(11.16)%	15.88%	5.87%
Net Assets End of Period (millions)	$5,739.6	$4,628.0	$3,231.5	$3,420.7	$2,643.3
Ratio of Expenses to Average Net Assets	1.21%	1.21%	1.21%	1.20%	1.20%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.60%	0.62%	0.18%	0.41%	0.33%
Portfolio Turnover Rate	37.71%	53.84%	69.77%	53.62%	47.73%

(1)	Computed based on average shares outstanding.

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Financial Highlights – For a share outstanding throughout each period (Continued)

	ARTISAN OPPORTUNISTIC GROWTH FUND
	Investor Shares
	Year or Period Ended
	9/30/2010	9/30/2009	9/30/2008(5)

Net Asset Value Beginning of Period	$9.14	9.32	10.00
Net Investment Loss(1)	(0.09)	(0.05)	- (6)
Net Realized and Unrealized Gain (Loss) on Investments	1.94	(0.13)	(0.68)

Total Income (Loss) from Investment Operations	1.85	(0.18)	(0.68)

Dividends from Net Investment Income	-	-	-
Distributions from Net Realized Gains	-	-	-

Total Distributions	-	-	-

Net Asset Value End of Period	$10.99	$9.14	$9.32

Total Return(2)	20.24%	(1.93)%	(6.80)%
Net Assets End of Period (millions)	$72.5	$45.6	$5.7
Ratio of Expenses to Average Net Assets(3)(4)	1.50%	1.47%	1.50%
Ratio of Net Investment Loss to Average Net Assets(3)(4)	(0.91)%	(0.59)%	(0.69)%
Portfolio Turnover Rate(2)	79.99%	101.01%	3.05%

(1)	Computed based on average shares outstanding.
(2)	Periods less than twelve months (where applicable) are not annualized.
(3)	Periods less than twelve months (where applicable) are annualized.
(4)

The ratios of expenses to average net assets and net investment income (loss) to average net assets exclude expenses waived or paid by the Adviser or the board of directors. Absent expenses waived or paid by the Adviser or the board of directors, the ratios of expenses to average net assets and net investment income (loss) to average net assets would have been as follows:

Year or Period Ended	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Loss to Average Net Assets
9/30/2010	1.54%	(0.95)%
9/30/2009	2.24%	(1.36)%
9/30/2008	48.41%	(47.60)%

(5)	For the period from commencement of operations (September 22, 2008) through September 30, 2008.
(6)	Amount is between $0.005 and $(0.005) per share.

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Financial Highlights – For a share outstanding throughout each period (Continued)

	ARTISAN OPPORTUNISTIC VALUE FUND
	Investor Shares
	Year or Period Ended
	9/30/2010	9/30/2009	9/30/2008	9/30/2007	9/30/2006(5)

Net Asset Value Beginning of Period	$8.12	$8.58	$12.22	$10.41	$10.00
Net Investment Income(1)	0.07	0.06	0.08	0.20	0.03
Net Realized and Unrealized Gain (Loss) on Investments	0.76	(0.44)	(2.70)	1.73	0.38

Total Income (Loss) from Investment Operations	0.83	(0.38)	(2.62)	1.93	0.41

Dividends from Net Investment Income	(0.04)	(0.08)	(0.14)	(0.03)	-
Distributions from Net Realized Gains	-	-	(0.88)	(0.09)	-

Total Distributions	(0.04)	(0.08)	(1.02)	(0.12)	-

Net Asset Value End of Period	$8.91	$8.12	$8.58	$12.22	$10.41

Total Return(2)	10.19%	(4.10)%	(22.88)%	18.65%	4.10%
Net Assets End of Period (millions)	$266.4	$181.1	$230.3	$278.7	$75.0
Ratio of Expenses to Average Net Assets(3)(4)	1.27%	1.32%	1.23%	1.24%	1.49%
Ratio of Net Investment Income to Average Net Assets(3)(4)	0.86%	0.84%	0.77%	1.71%	0.55%
Portfolio Turnover Rate(2)	70.69%	85.44%	99.24%	50.79%	34.07%

(1)	Computed based on average shares outstanding.
(2)	Periods less than twelve months (where applicable) are not annualized.
(3)	Periods less than twelve months (where applicable) are annualized.
(4)

The ratios of expenses to average net assets and net investment income (loss) to average net assets exclude expenses waived or paid by the Adviser or the board of directors. Absent expenses waived or paid by the Adviser or the board of directors, the ratios of expenses to average net assets and net investment income (loss) to average net assets would have been as follows:

Year or Period Ended	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets
9/30/2006	1.64%	0.39%

(5)	For the period from commencement of operations (March 27, 2006) through September 30, 2006.

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Financial Highlights – For a share outstanding throughout each period (Continued)

	ARTISAN SMALL CAP FUND
	Investor Shares
	Year Ended
	9/30/2010	9/30/2009	9/30/2008	9/30/2007	9/30/2006

Net Asset Value Beginning of Period	$12.88	$13.13	$19.89	$17.51	$17.95
Net Investment Loss(1)	(0.09)	(0.05)	(0.09)	(0.13)	(0.13)
Net Realized and Unrealized Gain (Loss) on Investments	1.61	(0.18)	(4.82)	2.87	0.26

Total Income (Loss) from Investment Operations	1.52	(0.23)	(4.91)	2.74	0.13

Dividends from Net Investment Income	-	-	-	-	-
Distributions from Net Realized Gains	-	-	(1.85)	(0.36)	(0.57)
Distributions from Tax Return of Capital	-	(0.02)	-	-	-

Total Distributions	-	(0.02)	(1.85)	(0.36)	(0.57)

Net Asset Value End of Period	$14.40	$12.88	$13.13	$19.89	$17.51

Total Return	11.80%	(1.73)%	(26.64)%	15.84%	0.74%
Net Assets End of Period (millions)	$322.7	$437.0	$587.1	$1,151.5	$1,263.8
Ratio of Expenses to Average Net Assets	1.31%	1.26%	1.22%	1.18%	1.15%
Ratio of Net Investment Loss to Average Net Assets	(0.67)%	(0.47)%	(0.58)%	(0.70)%	(0.70)%
Portfolio Turnover Rate	62.67%	80.51%	96.90%	74.32%	101.98%

(1)	Computed based on average shares outstanding.

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Financial Highlights – For a share outstanding throughout each period (Continued)

	ARTISAN SMALL CAP VALUE FUND
	Investor Shares
	Year Ended
	9/30/2010	9/30/2009	9/30/2008	9/30/2007	9/30/2006

Net Asset Value Beginning of Period	$13.56	$13.93	$18.13	$19.17	$19.51
Net Investment Income (Loss)(1)	0.02	0.02	(0.02)	(0.01)	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	1.29	(0.07)	(1.09)	1.44	2.00

Total Income (Loss) from Investment Operations	1.31	(0.05)	(1.11)	1.43	1.98

Dividends from Net Investment Income	(0.02)	-	-	-	-
Distributions from Net Realized Gains	-	(0.32)	(3.09)	(2.47)	(2.32)

Total Distributions	(0.02)	(0.32)	(3.09)	(2.47)	(2.32)

Net Asset Value End of Period	$14.85	$13.56	$13.93	$18.13	$19.17

Total Return	9.64%	0.46%	(5.77)%	7.48%	11.40%
Net Assets End of Period (millions)	$2,690.4	$2,156.5	$1,902.1	$2,151.2	$2,039.5
Ratio of Expenses to Average Net Assets	1.22%	1.22%	1.20%	1.19%	1.17%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.11%	0.20%	(0.16)%	(0.03)%	(0.09)%
Portfolio Turnover Rate	37.14%	63.05%	75.49%	72.38%	58.88%

(1)	Computed based on average shares outstanding.

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Notes to Financial Statements – September 30, 2010

(1)	Organization:

Artisan Funds, Inc. (“Artisan Funds”) was incorporated on January 5, 1995, as a Wisconsin corporation and is registered under the Investment Company Act of 1940, as amended. Artisan Funds is a series comprised of twelve open-end, diversified mutual funds. The following funds (each a “Fund” and collectively the “Funds”) are covered by this report:

Fund Name	Inception Date
Artisan Global Equity Fund (“Global Equity Fund” or “Global Equity”)	March 29, 2010
Artisan Global Value Fund (“Global Value Fund” or “Global Value”)	December 10, 2007
Artisan International Fund (“International Fund” or “International”)	December 28, 1995
Artisan International Small Cap Fund (“International Small Cap Fund” or “International Small Cap”)	December 21, 2001
Artisan International Value Fund (“International Value Fund” or “International Value”)	September 23, 2002
Artisan Mid Cap Fund (“Mid Cap Fund” or “Mid Cap”)	June 27, 1997
Artisan Mid Cap Value Fund (“Mid Cap Value Fund” or “Mid Cap Value”)	March 28, 2001
Artisan Opportunistic Growth Fund (“Opportunistic Growth Fund” or “Opportunistic Growth”)	September 22, 2008
Artisan Opportunistic Value Fund (“Opportunistic Value Fund” or “Opportunistic Value”)	March 27, 2006
Artisan Small Cap Fund (“Small Cap Fund” or “Small Cap”)	March 28, 1995
Artisan Small Cap Value Fund (“Small Cap Value Fund” or “Small Cap Value”)	September 29, 1997

Each Fund’s investment objective is to seek long-term capital growth. Each Fund has offered shares of capital stock of the class designated Investor Shares since the commencement of its operations. International Fund, International Value Fund and Mid Cap Fund began offering Institutional Shares on July 1, 1997, October 1, 2006 and July 1, 2000, respectively. Institutional Shares are sold to institutional investors meeting certain minimum investment requirements.

Each class of shares has equal rights with respect to portfolio assets and voting privileges. Each class has exclusive voting rights with respect to any matters involving only that class.

Income, expenses not specific to a particular class and realized and unrealized gains and losses were allocated daily to each class of shares based upon the relative net asset value of outstanding shares. Expenses attributable to a particular class of shares, such as transfer agency fees, shareholder communication expenses and registration fees, were allocated directly to that class.

Each Fund is managed by Artisan Partners Limited Partnership (the “Adviser”). The Adviser is wholly owned by Artisan Partners Holdings LP (“Artisan Holdings”). Artisan Global Equity Fund is subadvised by Artisan Partners UK LLP (“Artisan UK”). A wholly-owned subsidiary of Artisan Holdings is the founding member of Artisan UK.

Artisan Emerging Markets Fund, also a series of Artisan Funds, Inc., commenced operations on June 26, 2006 and has offered Institutional Shares since inception. It began offering Advisor Shares on June 2, 2008. The financial statements of both classes of Artisan Emerging Markets Fund are presented in separate reports.

NOTES TO FINANCIAL STATEMENTS

(2)	Summary of significant accounting policies:

The following is a summary of significant accounting policies of the Funds in effect during the period covered by the financial statements, which were in accordance with United States generally accepted accounting principles.

(a)	Security valuation – The net asset value (“NAV”) of the shares of each class of each Fund was determined as of the close of regular session trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m., Eastern Time) each day the NYSE was open for regular session trading. The NAV of each class of shares was determined by dividing the value of each Fund’s securities and other assets attributed to that class, less its liabilities attributed to that class, by the number of outstanding shares of that class of that Fund.

In determining NAV, each equity security traded on a securities exchange, including over-the-counter securities, was valued at the closing price as of the time of valuation on the exchange or market designated by the Fund’s accounting agent or pricing vendor as the principal exchange (the “principal exchange”). The closing price provided by the pricing vendor for a principal exchange may differ and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Absent closing price information from the principal exchange as of the time of valuation, the security was valued using the closing price on another exchange on which the security traded (if such price is made available by the pricing vendor) or the most recent bid quotation on the principal exchange or, if not available, another exchange or in the over-the-counter market, except that securities listed on the London Stock Exchange were valued at the mean of the most recent bid and asked quotations as of the time of valuation. Short-term investments, other than repurchase agreements, maturing within sixty days from the valuation date were valued at amortized cost, which approximates market value.

Securities for which prices were not readily available were valued by Artisan Funds’ valuation committee (the “valuation committee”) at a fair value determined in good faith under procedures established by and under the general supervision of Artisan Funds’ board of directors (the “board of directors”). A price was considered to be not readily available if, among other things, the valuation committee believed that the price determined as described in the preceding paragraph did not reflect a fair value of the security.

Global Equity Fund, Global Value Fund, International Fund, International Small Cap Fund and International Value Fund generally invested a significant portion, and perhaps as much as substantially all, of their total assets in securities principally traded in markets outside the U.S. Opportunistic Growth Fund and Opportunistic Value Fund had the ability to invest, and did invest, in securities principally traded outside the U.S. The foreign markets in which the Funds invested were sometimes open on days when the NYSE was not open and the Funds did not calculate their NAVs, and sometimes were not open on days when the Funds did calculate their NAVs. Even on days on which both the foreign market and the NYSE were open, several hours may have passed between the time when trading in the foreign market closed and the time as of which the Funds calculate their NAVs. That was generally the case for markets in

NOTES TO FINANCIAL STATEMENTS

Europe, Asia, Australia and other far eastern markets; the regular closing time of foreign markets in North and South America was generally the same as the closing time of the NYSE and the time as of which the Funds calculated their NAVs.

The valuation committee concluded that a price determined under the Funds’ valuation procedures was not readily available if, among other things, the valuation committee believed that the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded but before the time for determination of NAV (“subsequent event”). A subsequent event might include a company-specific development (for example, announcement of a merger that is made after the close of the foreign market), a development that might affect an entire market or region (for example, imposition of foreign exchange controls by a foreign government), a potentially global development (such as a terrorist attack that may be expected to have an impact on investor expectations worldwide) or a significant change in one or more U.S. securities indexes. Artisan Funds monitored for subsequent events using several tools. An indication by any of those tools of a potential material change in the value of securities resulted in either a meeting of the valuation committee, which considered whether a subsequent event had occurred and whether local market closing prices continued to represent fair values for potentially affected non-U.S. securities, and/or a valuation based on information provided by a third party research service. This third party research service was used to assist in determining estimates of fair values for foreign securities. That service utilized statistical data based on historical performance of securities, markets and other data in developing factors used to estimate a fair value.

Estimates of fair values utilized by the Funds as described above may differ from the value realized on the subsequent sale of those securities and from quoted or published prices for those securities. The differences may have been material to the NAV of the applicable Fund or to the information presented.

Foreign stocks as an asset class may underperform U.S. stocks, and foreign stocks may be more volatile than U.S. stocks. Risks relating to investment in foreign securities (including, but not limited to, depository receipts and participation certificates) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices and political instability.

(b)

Fair Value Measurements – Under generally accepted accounting principles for fair value measurement, accounting standards clarify the definition of fair value for financial reporting, establish a framework for measuring fair value and require additional disclosures about the use of fair value measurements. In accordance with this standard, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. The standard establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the

NOTES TO FINANCIAL STATEMENTS

assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The three-tier hierarchy of inputs is summarized in three broad levels:

•	Level 1 – quoted prices in active markets for identical investments
•

Level 2 – other significant observable inputs (including but not limited to quoted prices for similar securities, interest rates, credit risks, etc. In circumstances where securities trading primarily outside the U.S. whose value the Fund adjusted as result of significant market movements following the close of local trading are classified as level 2.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining a fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities.

The following table summarizes each Fund’s investments by major security type, based on the inputs used to determine their fair values as of September 30, 2010:

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Global Equity
Equity Securities(1)
Americas	$2,987,472	$-	$-	$2,987,472
Emerging Markets	1,859,707	370,516	-	2,230,223
Europe	4,235,135	-	-	4,235,135
Pacific Basin	1,080,905	-	-	1,080,905
Repurchase Agreements	-	233,000	-	233,000
Total	$10,163,219	$603,516	$-	$10,766,735
Global Value
Equity and Equity-Linked Securities(1)
Americas	$17,950,168	$-	$-	$17,950,168
Europe	12,666,958	509,418	-	13,176,376
Pacific Basin	1,842,782	-	-	1,842,782
Repurchase Agreements	-	1,959,000	-	1,959,000
Total	$32,459,908	$2,468,418	$-	$34,928,326
International
Equity Securities(1)
Americas	$603,026,164	$-	$-	$603,026,164
Emerging Markets	1,012,619,461	-	-	1,012,619,461

NOTES TO FINANCIAL STATEMENTS

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
International (continued)
Europe	46,908,359	-	-	46,908,359
Middle East	5,885,542,405	-	-	5,885,542,405
Pacific Basin	1,939,188,995	-	-	1,939,188,995
Repurchase Agreements	-	80,771,000	-	80,771,000
Total	$9,487,285,384	$80,771,000	$-	$9,568,056,384
International Small Cap
Equity Securities(1)
Americas	$22,848,720	$-	$-	$22,848,720
Emerging Markets	196,812,800	3,336,157	-	200,148,957
Europe	466,490,883	-	-	466,490,883
Pacific Basin	101,452,138	-	-	101,452,138
Repurchase Agreements	-	176,000	-	176,000
Total	$787,604,541	$3,512,157	$-	$791,116,698
International Value
Equity and Equity-Linked Securities(1)
Americas	$617,833,984	$-	$-	$617,833,984
Emerging Markets	14,685,543	-	-	14,685,543
Europe	2,054,824,833	73,621,855	-	2,128,446,688
Pacific Basin	371,011,756	-	-	371,011,756
Repurchase Agreements	-	211,731,000	-	211,731,000
Total	$3,058,356,116	$285,352,855	$-	$3,343,708,971
Mid Cap
Equity Securities(1)	$4,765,154,081	$-	$-	$4,765,154,081
Repurchase Agreements	-	72,959,000	-	72,959,000
Total	$4,765,154,081	$72,959,000	$-	$4,838,113,081
Mid Cap Value
Equity Securities(1)	$5,552,608,518	$-	$-	$5,552,608,518
Repurchase Agreements	-	153,605,000	-	153,605,000
Total	$5,552,608,518	$153,605,000	$-	$5,706,213,518
Opportunistic Growth Fund
Equity Securities(1)	$68,439,155	$-	$-	$68,439,155
Repurchase Agreements	-	4,486,000	-	4,486,000
Total	$68,439,155	$4,486,000	$-	$72,925,155
Opportunistic Value Fund
Equity Securities(1)	$259,855,592	$-	$-	$259,855,592
Repurchase Agreements	-	4,840,000	-	4,840,000
Total	$259,855,592	$4,840,000	$-	$264,695,592

NOTES TO FINANCIAL STATEMENTS

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Small Cap Fund
Equity Securities(1)	$314,335,423	$-	$-	$314,335,423
Repurchase Agreements	-	13,499,000	-	13,499,000
Total	$314,335,423	$13,499,000	$-	$327,834,423
Small Cap Value Fund
Equity Securities(1)	$2,599,879,971	$-	$-	$2,599,879,971
Repurchase Agreements	-	82,149,000	-	82,149,000
Total	$2,599,879,971	$82,149,000	$-	$2,682,028,971

(1)See Fund’s Schedule of Investments for sector or country classifications.

As of September 30, 2010, there were no significant transfers between Level 1, Level 2 and Level 3 securities.

(c)	Taxes – No provision was made for federal income taxes or excise taxes since each Fund intends to (i) comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and (ii) distribute to its shareholders substantially all of its taxable income as well as net realized gains from the sale of investment securities. The Funds may utilize earnings and profits distributed to shareholders on redemptions of Fund shares as part of the dividends paid deduction.

The Funds have analyzed the tax positions taken on federal income tax returns for all open tax years (fiscal years 2007 through 2010) and have concluded that as of September 30, 2010, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

The Funds may be subject to taxes on realized gains from the sale of investment securities imposed by certain countries in which the Funds invest. The foreign tax expense, if any, was recorded on an accrual basis and is included in “Net realized gain (loss) on investments” on the accompanying Statement of Operations. The amount of foreign tax owed is included in “Payable for foreign taxes” on the accompanying Statements of Assets and Liabilities.

(d)	Portfolio transactions – In determining a Fund’s NAV, security transactions and shareholder transactions were accounted for no later than one business day after trade date, in accordance with applicable regulations. However, for financial reporting purposes, security transactions and shareholder transactions were recorded on trade date in accordance with United States generally accepted accounting principles. Net realized gains and losses on securities were computed on specific security lot identification.

(e)

Foreign currency translation – Values of foreign investments, open foreign currency forward contracts, payables for capital gains taxes and cash denominated in foreign currencies were translated into U.S. dollars using a spot market rate of exchange as of the time of determination of each Fund’s NAV on the day of valuation. Payables and

NOTES TO FINANCIAL STATEMENTS

receivables for securities transactions, dividend and reclaim receivables and other receivables and payables denominated in a foreign currency were translated into U.S. dollars using a spot market rate of exchange as of 12:00 p.m. (Eastern Time) on the day of valuation. Purchases and sales of investments and dividend and interest income were translated into U.S. dollars using a spot market rate of exchange as of 12:00 p.m. (Eastern Time) on the date of such transactions. The portion of security gains or losses resulting from changes in foreign exchange rates was included with net realized and unrealized gain or loss from investments, as appropriate, for both financial reporting and tax purposes.

The Funds may enter into foreign currency forward contracts to hedge the foreign currency exposure on open payables and receivables. These foreign currency forward contracts, or spot contracts, generally settle within two business days. The Funds also may enter into foreign currency forward contracts to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities, although they generally do not do so. Foreign currency forward contracts were recorded at market value and any related realized and unrealized gains and losses were reported as foreign currency related transactions for financial reporting purposes. For tax purposes, these foreign exchange gains and losses were treated as ordinary income or loss. The Funds could be exposed to loss if the counterparties fail to perform under these contracts. For the period ended September 30, 2010, the Funds entered only into spot contracts.

Other foreign currency related transaction gains and losses may result from currency gains and losses realized from the difference between the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. The net increase (decrease) in unrealized appreciation or depreciation on foreign currency related transactions arose from changes in the values of assets and liabilities, other than investments in securities, resulting from changes in foreign exchange rates.

(f)	Repurchase agreements – Each Fund may enter into repurchase agreements with institutions that the Adviser determined were creditworthy pursuant to criteria adopted by the board of directors. Repurchase agreements were recorded at cost plus accrued interest and were collateralized in an amount greater than or equal to the repurchase price plus accrued interest. Collateral (in the form of U.S. government securities) was held by the Funds’ custodian and in the event of default on the obligation of the counterparty to repurchase, the Funds had the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the proceeds from any sale of such collateral were less than the repurchase price, the Fund would have suffered a loss.

(g)	Depositary receipts – Each of the Funds may invest in depositary receipts. Depositary receipts are typically issued by a financial institution (a “depositary”), evidencing ownership interests in a security issued by an issuer and deposited with the depositary.

(h)

Equity-linked participation certificates – Global Equity Fund, Global Value Fund, International Fund, International Small Cap Fund, International Value Fund, Opportunistic Growth Fund, and Opportunistic Value Fund may invest in equity-linked participation certificates. Equity-linked participation certificates are derivative securities which are designed to provide synthetic exposure to one or more underlying securities.

NOTES TO FINANCIAL STATEMENTS

An investment in an equity-linked participation certificate typically entitles the holder to a return equal to the market return of the underlying security or securities, subject to the credit risk of the issuing financial institution.

(i)	Transfer agent and authorized agent fees – Each Fund paid fees to, and reimbursed expenses of, the Funds’ transfer agent. In addition, the Funds have authorized certain financial services companies, broker-dealers, banks or other authorized agents, and in some cases, other organizations designated by an authorized agent (with their designees, collectively “authorized agents”) to accept purchase, exchange and redemption orders for Investor Shares on the Funds’ behalf. Many authorized agents charged a fee for accounting and shareholder services that the agent provided to Fund shareholders on the Fund’s behalf. Those services typically included recordkeeping, transaction processing for shareholders’ accounts and other services. The fee was either based on the number of accounts to which the intermediary provided such services, or was a percentage (as of September 30, 2010 up to 0.40% annually) of the average value of Fund shares held in such accounts. Each Fund paid a portion of such fees, which are intended to compensate the authorized agent for its provision of services of the type that would be provided by the Funds’ transfer agent or other service providers if the shares were registered on the books of the Funds’ transfer agent. The balance of the fees incurred was paid by the Adviser. The Funds’ expenses incurred for services provided by authorized agents were included in “Transfer agent fees” in the Statements of Operations. The table below shows the fees and expenses to the Funds’ transfer agent and the fees to authorized agents incurred by each class of each Fund during the year ended September 30, 2010:

	Year Ended 9/30/10
Fund	Fees and Expenses to Transfer Agent	Fees to Authorized Agents	Total
Global Equity - Investor Shares(1)	$16,683	$9,346	$26,209
Global Value - Investor Shares	65,595	80,291	145,886
International - Investor Shares	612,172	16,469,871	$17,082,043
International - Institutional Shares	23,645	-	23,645
International Small Cap - Investor Shares	83,463	1,025,385	1,108,848
International Value - Investor Shares	307,476	4,066,801	4,374,277
International Value - Institutional Shares	20,036	-	20,036
Mid Cap - Investor Shares	154,015	10,038,074	10,192,089
Mid Cap - Institutional Shares	19,856	-	19,856
Mid Cap Value - Investor Shares	507,703	12,265,411	12,773,114
Opportunistic Growth - Investor Shares	65,190	161,824	227,014
Opportunistic Value - Investor Shares	82,797	542,614	625,411
Small Cap - Investor Shares	110,115	700,581	810,696
Small Cap Value - Investor Shares	114,181	5,339,274	5,453,455

(1)For the period from commencement of operations (March 29, 2010) through September 30, 2010.

NOTES TO FINANCIAL STATEMENTS

(j)	Commission recapture – Each of the Funds had the ability to direct portfolio trades to various brokers that have agreed to rebate a portion of the commissions generated. Such cash rebates were made directly to the applicable Fund and were included in net realized gain or loss on investments in the Statements of Operations year ended September 30, 2010 as follows:

Global Equity(1)	$-
Global Value	154
International	-
International Small Cap	765
International Value	23,640
Mid Cap	268,329
Mid Cap Value	331,972
Opportunistic Growth	6,577
Opportunistic Value	28,061
Small Cap	44,143
Small Cap Value	174,411

(1)For the period from commencement of operations (March 29, 2010) through September 30, 2010.

(k)	Use of estimates – The preparation of financial statements in conformity with United States generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(l)	Indemnifications – In the normal course of business, the Funds have entered into contracts in which the Funds agree to indemnify the other party or parties against various potential costs or liabilities. The Funds’ maximum exposure under these arrangements is unknown. No claim had been made for indemnification pursuant to any such agreement of the Funds.

(m)	Other – Dividend income less foreign taxes withheld, if any, was generally recorded on the ex-dividend date. In some cases, the information was not available to the Fund on the ex-dividend date. In such cases, which may have included private placements and foreign securities, dividends were recorded as soon after the ex-dividend date as reliable information became available to the Funds. Non-cash dividends included in dividend income, if any, were generally recorded at the fair market value of securities received. Interest income was reported on the accrual basis. Distributions to shareholders were recorded on the ex-dividend date. Expenses attributable to Artisan Funds were generally allocated to each Fund based on net assets. However, other expense allocation methodologies were used, depending on the nature of the expense item. Expenses attributable to a particular Fund or class were allocated directly to that Fund or class.

The character of income and net realized gains and losses may differ in some instances for financial statement and tax purposes and may result in reclassification of permanent differences among certain capital accounts to more appropriately conform financial accounting to tax characterizations of dividend and capital gain distributions.

Global Equity Fund, Global Value Fund, International Fund, International Small Cap Fund and International Value Fund generally imposed a 2% redemption fee on shares held 90 days or less. Those redemption fees were recorded as a reduction in the cost of

NOTES TO FINANCIAL STATEMENTS

shares redeemed and had the primary effect of increasing paid-in capital. Each Fund reserved the right to waive or reduce the 2% redemption fee on shares held 90 days or less at its discretion when the Fund believed such waiver was in the best interests of the Fund, including but not limited to when it determined that imposition of the redemption fee was not necessary to protect the Fund from the effects of short-term trading. The Funds waived the fee on redemption of shares held by certain authorized agents or other Fund intermediaries and otherwise in accordance with the Funds’ prospectus.

(3)	Transactions with affiliates:

The Adviser, with which the officers and a director of Artisan Funds were affiliated, provided investment advisory and administrative services to the Funds. In exchange for those services, International Value Fund, Mid Cap Fund, Mid Cap Value Fund, Small Cap Fund, and Small Cap Value Fund paid a monthly management fee to the Adviser as follows:

Average Daily Net Assets	Annual Rate
Less than $500 million	1.000%
$500 million to $750 million	0.975
$750 million to $1 billion	0.950
Greater than $1 billion	0.925

Global Equity Fund and Global Value Fund paid a monthly management fee to the Adviser as follows:

Average Daily Net Assets	Annual Rate
Less than $1 billion	1.000%
$1 billion to $4 billion	0.975
$4 billion to $8 billion	0.950
$8 billion to $12 billion	0.925
Greater than $12 billion	0.900

International Fund paid a monthly management fee to the Adviser as follows:

Average Daily Net Assets	Annual Rate
Less than $500 million	1.000%
$500 million to $750 million	0.975
$750 million to $1 billion	0.950
$1 billion to $12 billion	0.925
Greater than $12 billion	0.900

International Small Cap Fund paid a monthly management fee to the Adviser at an annual rate of 1.250% of average daily net assets.

Opportunistic Growth Fund and Opportunistic Value Fund paid a monthly management fee to the Adviser as follows:

Average Daily Net Assets	Annual Rate
Less than $1 billion	0.900%
$1 billion to $4 billion	0.875
$4 billion to $8 billion	0.850
$8 billion to $12 billion	0.825
Greater than $12 billion	0.800

NOTES TO FINANCIAL STATEMENTS

The Adviser has contractually agreed to waive its management fee, and to the extent that fee waiver is insufficient, to reimburse Global Equity Fund, Global Value Fund, and Opportunistic Growth Fund for any ordinary operating expenses in an amount sufficient to cause the Fund’s ordinary operating expenses, including the management fee, to be not more than 1.50% of average daily net assets, annually. This contract continues through February 1, 2011, at which time the Adviser will determine whether to renew, revise or discontinue it. For the year ended September 30, 2010, the Adviser paid operating expenses on behalf of Global Equity Fund, Global Value Fund, and Opportunistic Growth Fund. Each of Global Equity Fund, Global Value Fund, and Opportunistic Growth Fund reimbursed the Adviser annually for operating expenses paid on its behalf up to 1.50% of average daily net assets, annually. The amount of operating expenses owed to the Adviser as of September 30, 2010, is included in payable for advisory fees and payable for operating expenses on the Statements of Assets and Liabilities for Global Equity Fund, Global Value Fund, and Opportunistic Growth Fund.

The officers and director of Artisan Funds who are affiliated with the Adviser receive no compensation from the Funds.

Prior to April 1, 2010, each director who was not an affiliated person of the Adviser received an annual retainer of $170,000, payable quarterly, as well as reimbursement of expenses related to his duties as a director of Artisan Funds. The amount of the annual retainer increases by $10,000 with each new series of Artisan Funds. In addition, the non-interested chair of the board of directors received an annual retainer of $60,000, payable quarterly, and each chair of a board committee who was a non-interested director received an annual retainer of $30,000, payable quarterly. Effective April 1, 2010, each director who was not an affiliated person of the Adviser received an annual retainer of $180,000, payable quarterly, due to the commencement of operations of Global Equity Fund. The other additional annual retainer fees were unchanged. These fees were generally allocated to each of the Artisan Funds based on net assets, subject to a minimum allocation of $1,500 to each Fund per quarter.

Artisan Funds has adopted a deferred compensation plan for directors who are not affiliated persons of the Adviser that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Funds. For purposes of determining the amount owed to the directors under the plan, deferred amounts were invested in shares of the Artisan Funds as selected by the individual directors. Each Fund purchased shares of the Artisan Funds selected for deferral by the director in amounts equal to his investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets were included as a component of “Other assets” on the Statement of Assets and Liabilities. Deferral of directors’ fees under the plan did not affect the net assets of the Funds, and did not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the plan.

Shares of Artisan Funds were offered for sale by Artisan Distributors LLC (“Distributors”). Distributors is wholly owned by Artisan Holdings. All distribution expenses relating to the Funds were paid by the Adviser.

(4)	Line of credit arrangement:

Artisan Funds is party to a line of credit agreement with State Street Bank and Trust Company (“SSB”), which expires in August 2011, under which each Fund may borrow up to

NOTES TO FINANCIAL STATEMENTS

$75 million, provided that such borrowing does not exceed the least of (a) 33 1/3% of its adjusted net assets, with adjusted net assets being total assets less total liabilities (excluding indebtedness for borrowed money), after giving effect to the loan (b) the maximum amount the Fund may borrow under applicable law (c) the limitations included in the Funds’ prospectus, or (d) any limitations on borrowings in any agreement with any governmental authority or regulator; provided that the aggregate borrowings by all Artisan Funds may not exceed $100 million. For the period October 1, 2009 to August 17, 2010, Artisan Funds paid an up-front fee of 0.05% and a commitment fee at the annual rate of 0.10% on the unused portion of the line of credit and interest was charged on any borrowings at the current Federal Funds rate plus 1.25%. Effective August 18, 2010, Artisan Funds paid a commitment fee at the annual rate of 0.125% on the unused portion of the line of credit and interest was charged on any borrowings at the current Federal Funds rate plus 1.25%. For the periods October 1, 2009 to August 17, 2010, and August 18, 2010 to August 17, 2011, SSB agreed to waive 0.05% and 0.025%, respectively, of the commitment fee by reducing the Funds’ custody expenses. The use of the line of credit was generally restricted to temporary borrowing for extraordinary or emergency purposes. During the year ended September 30, 2010, there were no borrowings under the line of credit for Global Equity Fund, Global Value Fund, International Fund, International Small Cap Fund, International Value Fund, Mid Cap Fund, Mid Cap Value Fund, Opportunistic Growth Fund, Opportunistic Value Fund, or Small Cap Value Fund. During the year ended September 30, 2010, Small Cap Fund paid interest of $1,555 on maximum borrowings of $6,680,325.

(5)	Investment transactions:

The cost of securities purchased and the proceeds from the sale of securities (excluding short-term securities) for the year ended September 30, 2010 were as follows:

Fund	Security Purchases	Security Sales
Global Equity(1)	$15,757,648	$5,494,141
Global Value	12,730,207	10,210,887
International	6,697,169,972	7,872,882,679
International Small Cap	556,469,012	526,454,926
International Value	1,582,440,844	514,114,228
Mid Cap	2,696,786,786	2,838,159,286
Mid Cap Value	2,660,054,141	1,910,590,972
Opportunistic Growth	57,626,399	43,639,616
Opportunistic Value	223,930,774	157,287,152
Small Cap	218,788,615	362,595,010
Small Cap Value	1,298,425,889	850,682,011

(1)	For the period from commencement of operations (March 29, 2010) through September 30, 2010.

(6)	Transactions in securities of affiliates:

The table below shows information about securities of the Funds’ “affiliates” (as defined below) that were held by the Funds, purchased or sold by the Funds, or from which dividends were received by the Funds during the year ended September 30, 2010. The Funds identify a company as an affiliate for the purpose of this report if one or more of the

NOTES TO FINANCIAL STATEMENTS

Funds owned, in the aggregate, voting securities that it believed represented 5% or more of that company’s outstanding voting securities (as defined by the Investment Company Act of 1940) during the year ended September 30, 2010.

		As of 9/30/09			Net Realized Gain (Loss)		As of 9/30/10
Fund	Security	Share Balance	Purchase Cost	Sales Cost		Dividend Income(1)	Share Balance	Value

Global Value
	Arch Capital Group Ltd.(2)(3)	13,901	$107,689	$34,134	$(25)	$-	14,900	$1,248,620
	Signet Jewelers Ltd.(2)(3)	46,757	224,356	261,300	13,093	-	45,395	1,440,837
	Total(4)		$332,045	$295,434	$13,068	$-		$2,689,457
International Value
	Arch Capital Group Ltd.(2)(3)	1,276,234	$21,458,377	$2,666,744	$70,505	$-	1,543,774	$129,368,261
	Qinetiq Group PLC(2)	-	79,873,167	-	-	-	41,112,031	69,620,328
	Savills Plc(2)	4,373,849	20,245,734	-	-	940,974	8,553,847	40,849,189
	Signet Jewelers Ltd.(2)(3)	3,212,986	46,640,171	16,605,638	(3,102,365)	-	4,397,187	139,566,715
	Total(4)		$168,217,449	$19,272,382	$(3,031,860)	$940,974		$379,404,493
Mid Cap
	athenahealth, Inc.(2)(3)	833,900	$38,205,101	$4,266,376	$(1,759,800)	$-	1,680,000	$55,473,600
	GSI Commerce, Inc.(2)(3)	-	72,762,598	168,160	14,855	-	3,010,400	74,356,880
	Total(4)		$110,967,699	$4,434,536	$(1,744,945)	$-		$129,830,480
Mid Cap Value
	Acuity Brands, Inc.	2,418,315	$10,981,976	$37,438,658	$1,189,957	$1,152,783	1,816,815	$80,375,896
	Alleghany Corporation(3)	475,576	21,523,264	187	(31)	-	560,601	169,878,921
	Allied World Assurance Company Holdings, Ltd(2)(5)	1,691,300	13,779,854	643,116	109,231	1,533,360	1,977,000	111,878,430
	Arch Capital Group Ltd.(2)(3)	1,414,873	17,874,848	-	-	-	1,667,173	139,709,097
	Arrow Electronics, Inc.(2)(3)	3,315,200	33,993,046	-	-	-	4,584,000	122,530,320
	Ingram Micro Inc.(2)(3)	6,496,000	30,088,117	-	-	-	8,219,600	138,582,456
	Ryder System, Inc.(2)(5)	1,844,300	12,542,848	25,786,799	(3,340,167)	2,126,715	1,642,000	70,228,340
	Total(4)		$140,783,953	$63,868,760	$(2,041,010)	$4,812,858		$651,076,690
Opportunistic Value
	Arch Capital Group Ltd.(2)(3)	69,700	$5,310,678	$308,037	$2,189	$-	139,500	$11,690,100
	Ingram Micro Inc.(2)(3)	360,500	3,530,687	483,426	(58,274)	-	540,200	9,107,772
	Total(4)		$8,841,365	$791,463	$(56,085)	$-		$20,797,872
Small Cap
	Astec Industries, Inc.(2)(3)(5)	140,900	$-	$3,705,424	$(176,209)	$-	-	$-
	athenahealth, Inc.(2)(3)	110,800	5,867,989	2,367,193	(343,800)	-	210,300	6,944,106
	GSI Commerce, Inc.(2)(3)	297,500	4,111,291	2,875,513	280,553	-	356,200	8,798,140
	Total(4)		$9,979,280	$8,948,130	$(239,456)	$-		$15,742,246
Small Cap Value
	Actel Corporation(2)(3)	1,305,900	$9,582,035	$91,605	$32,415	$-	2,060,954	$32,872,216
	Acuity Brands, Inc.	897,200	2,210,415	17,616,127	(180,752)	392,886	552,899	24,460,252

See notes on page 96.

NOTES TO FINANCIAL STATEMENTS

		As of 9/30/09			Net Realized Gain (Loss)		As of 9/30/10
Fund	Security	Share Balance	Purchase Cost	Sales Cost		Dividend Income(1)	Share Balance	Value

Small Cap Value
	Allied World Assurance Company Holdings, Ltd(2)(5)	366,900	$4,271,228	$175,953	$20,933	$331,231	453,655	$25,672,336
	AMN Healthcare Services, Inc.(3)	2,231,300	1,860,982	14,902,583	(11,194,608)	-	1,772,616	9,111,246
	Arrow Electronics, Inc.(2)(3)	1,053,500	12,869,556	1,983,528	340,769	-	1,504,847	40,224,560
	Astec Industries, Inc.(2)(3)(5)	668,100	14,585,425	5,606,343	399,460	-	1,066,281	30,420,997
	Comfort Systems USA, Inc.(2)	1,700,600	12,764,817	113,317	18,366	507,746	2,815,126	30,206,302
	CONMED Corporation(2)(3)	1,066,900	10,799,180	94,419	31,560	-	1,574,059	35,274,662
	CRA International, Inc.(2)(3)	-	14,683,010	622,765	46,070	-	625,800	11,295,690
	Cross Country Healthcare, Inc.(3)	2,147,700	1,839,395	11,333,153	(5,448,541)	-	1,693,026	12,172,857
	Diamond Management & Technology Consultants, Inc.(5)	1,658,000	-	12,615,402	1,055,878	176,187	-	-
	Hudson Highland Group, Inc.(2)(3)(5)	1,220,200	910,520	9,138,257	(5,979,282)	-	586,277	2,016,793
	Manhattan Associates, Inc.(3)	1,503,300	4,668,082	3,085,257	511,719	-	1,564,924	45,930,519
	Medical Staffing Network Holdings, Inc.(5)	1,577,900	-	9,485,791	(9,445,231)	-	-	-
	Orbotech, Ltd.(3)	2,243,779	3,151,911	2,401,743	(1,280,675)	-	2,447,487	24,425,920
	Quanex Building Products Corporation(5)	2,030,475	5,665,503	11,743,698	289,015	217,754	1,659,226	28,654,833
	RadiSys Corporation(3)	1,294,500	5,107,127	42,481	27,086	-	1,878,597	17,696,384
	Rudolph Technologies, Inc.(3)	1,922,600	7,131,074	53,919	30,716	-	2,819,378	23,429,031
	Ryder System, Inc.(2)(5)	482,500	12,135,420	2,707,483	1,616,830	629,430	723,064	30,925,447
	School Specialty, Inc.(2)(3)	851,600	20,061,742	113,751	44,619	-	1,769,253	23,017,982
	Seahawk Drilling, Inc.(2)(3)(5)	366,100	10,335,430	12,309,708	(7,970,298)	-	306,402	2,592,161
	Stewart Information Services Corporation(5)	1,120,678	475,652	7,074,894	(3,425,715)	58,089	804,807	9,110,415
	Sykes Enterprises, Incorporated(2)(3)	445,300	44,453,307	1,578,129	494,684	-	2,548,994	34,615,339
	Ultra Clean Holdings, Inc.(3)	1,455,900	2,341,999	3,132,131	(844,353)	-	1,558,796	13,436,822
	Ultratech, Inc.(3)	1,434,300	7,339,441	78,760	35,345	-	1,944,953	33,258,696
	Total(4)		$209,243,251	$128,101,197	$(40,773,990)	$2,313,323		$411,428,478

(1)	Net of foreign taxes withheld, if any.
(2)	Issuer was not an affiliate as of September 30, 2009.
(3)	Non-income producing security.
(4)	Total value as of September 30, 2010 is presented for only those issuers that were affiliates as of September 30, 2010.
(5)	Issuer was no longer an affiliate as of September 30, 2010.

NOTES TO FINANCIAL STATEMENTS

(7)	Information for Federal income tax purposes:

For Federal income tax purposes, the cost of investments, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation on investments as of September 30, 2010 was as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation on Investments
Global Equity	$10,311,748	$721,804	$(266,817)	$454,987
Global Value	28,827,887	6,708,466	(608,027)	6,100,439
International	8,089,479,822	1,622,956,374	(144,379,812)	1,478,576,562
International Small Cap	619,633,762	192,891,312	(21,408,376)	171,482,936
International Value	2,950,936,105	456,652,869	(63,880,003)	392,772,866
Mid Cap	3,367,326,547	1,517,099,379	(46,312,845)	1,470,786,534
Mid Cap Value	5,183,338,762	684,546,486	(161,671,730)	522,874,756
Opportunistic Growth	56,110,977	16,815,837	(1,659)	16,814,178
Opportunistic Value	252,512,977	17,381,145	(5,198,530)	12,182,615
Small Cap	243,836,106	90,442,215	(6,443,898)	83,998,317
Small Cap Value	2,524,643,410	362,235,563	(204,850,002)	157,385,561

The difference between cost of investments for financial reporting and cost of investments for Federal income tax purposes was due primarily to timing differences in recognizing certain gains and losses on security transactions (e.g., wash sale loss deferrals and passive foreign investment company transactions).

The tax characterization of ordinary income dividends and long-term capital gain distributions paid during the year ended September 30, 2010 and the year ended September 30, 2009 were as follows:

	Year Ended 9/30/10		Year Ended 9/30/09
Fund	Ordinary Income Dividends	Long-Term Capital Gain Distributions	Ordinary Income Dividends	Long-Term Capital Gain Distributions	Tax Return of Capital Distributions
Global Equity(1)	$-	$-
Global Value	689,211	-	$120,537	$-	$-
International	129,087,749	-	168,596,974	318,081,129	-
International Small Cap	4,971,337	-	8,262,565	6,812,109	-
International Value	42,229,227	-	12,538,190	-	-
Mid Cap	-	-	-	46,112,826	-
Mid Cap Value	19,093,720	-	4,665,242	23,959,223	-
Opportunistic Growth	-	-	-	-	-
Opportunistic Value	840,245	-	2,058,250	-	-
Small Cap	-	-	-	-	665,408
Small Cap Value	2,598,102	-	19,312	41,854,263	-

(1)	For the period from commencement of operations (March 29, 2010) through September 30, 2010.

NOTES TO FINANCIAL STATEMENTS

Ordinary income dividends and long-term capital gain distributions were determined in accordance with income tax regulations that impose treatment that is different from the treatment that would result from the application of U.S. generally accepted accounting principles for such items as net short-term gains, wash sale loss deferrals, passive foreign investment company transactions, foreign currency transactions, net investment losses and post-October losses. Gains on redemptions-in-kind for International Fund of $123,107,002 and Small Cap Value Fund of $2,870,281 were included in net realized gain (loss) on investments in the Statement of Operations for the period ended September 30, 2010, and were not recognized for Federal income tax purposes.

Additional tax information as of and for the year ended September 30, 2010 follows:

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Post-October Losses
Global Equity	$106,929	$-	$272,115
Global Value	158,684	-	-
International	87,734,055	-	186,125,712
International Small Cap	456,066	-	-
International Value	31,175,089	-	14,002,705
Mid Cap	-	-	46,910,687
Mid Cap Value	58,074,721	-	-
Opportunistic Growth	223,789	414,177	-
Opportunistic Value	1,409,938	-	3,836,582
Small Cap	-	-	-
Small Cap Value	2,825,081	-	-

As of September 30, 2010, the Funds had capital loss carryovers as follows:

	Expiring 2017	Expiring 2018	Total
Global Equity		$-	$-
Global Value	$237,042	235,208	472,250
International	846,687,411	1,780,663,697	2,627,351,108
International Small Cap	42,384,176	75,999,009	118,383,185
International Value	21,273,231	98,466,874	119,740,105
Mid Cap	133,629,309	501,610,833	635,240,142
Mid Cap Value	-	-	-
Opportunistic Growth	-	-	-
Opportunistic Value	35,503,974	47,952,348	83,456,322
Small Cap	89,964,498	132,870,516	222,835,014
Small Cap Value	22,928,816	34,906,601	57,835,417

For the year ended September 30, 2010, Mid Cap Value Fund and Opportunistic Growth Fund used $63,364,689 and $199,888 of capital loss carryovers, respectively.

NOTES TO FINANCIAL STATEMENTS

(8)	Fund share activities:

Capital share transactions for the Funds were as follows:

	GLOBAL EQUITY	GLOBAL VALUE	INTERNATIONAL		INTERNATIONAL SMALL CAP
Year ended September 30, 2010	Investor Shares(1)	Investor Shares	Investor Shares	Institutional Shares	Investor Shares
Proceeds from shares issued	$10,366,799	$8,652,979	$1,714,558,253	$254,936,522	$231,472,763
Net asset value of shares issued in reinvestment of dividends and distributions	-	681,070	85,906,490	32,932,785	4,715,018
Cost of shares redeemed(2)	(180,773)	(5,741,328)	(2,313,012,514)	(871,512,807)	(213,357,234)

Net increase (decrease) from fund share transactions	$10,186,026	$3,592,721	$(512,547,771)	$(583,643,500)	$22,830,547

Shares sold	1,042,184	969,513	87,169,342	12,936,483	13,620,398
Shares issued in reinvestment of dividends and distributions	-	78,194	4,233,932	1,614,352	280,489
Shares redeemed	(19,245)	(650,835)	(119,470,363)	(44,484,274)	(12,880,474)

Net increase (decrease) in capital shares	1,022,939	396,872	(28,067,089)	(29,933,439)	1,020,413

		GLOBAL VALUE	INTERNATIONAL		INTERNATIONAL SMALL CAP
Year ended September 30, 2009		Investor Shares	Investor Shares	Institutional Shares	Investor Shares
Proceeds from shares issued		$19,624,420	$1,592,516,571	$172,950,986	$176,434,127
Net asset value of shares issued in reinvestment of dividends and distributions		119,040	331,783,610	136,080,351	14,306,941
Cost of shares redeemed(2)		(5,362,265)	(2,620,368,565)	(433,419,290)	(292,920,541)

Net increase (decrease) from fund share transactions		$14,381,195	$(696,068,384)	$(124,387,953)	$(102,179,473)

Shares sold		2,913,263	102,961,075	11,471,176	14,930,821
Shares issued in reinvestment of dividends and distributions		17,454	22,089,455	9,017,916	1,308,961
Shares redeemed		(767,349)	(173,003,712)	(25,335,842)	(25,771,244)

Net increase (decrease) in capital shares		2,163,368	(47,953,182)	(4,846,750)	(9,531,462)

(1)	For the period from commencement of operations (March 29, 2010) through September 30, 2010.
(2)	Net of redemption fees of:

Fund	9/30/2010	9/30/2009
Global Equity - Investor Shares	$190
Global Value - Investor Shares	5,596	$9,174
International - Investor Shares	527,683	940,168
International - Institutional Shares	167,725	357,772
International Small Cap - Investor Shares	37,834	84,469

NOTES TO FINANCIAL STATEMENTS

	INTERNATIONAL VALUE		MID CAP		MID CAP VALUE
Year ended September 30, 2010	Investor Shares	Institutional Shares	Investor Shares	Institutional Shares	Investor Shares
Proceeds from shares issued	$1,211,662,210	$330,197,912	$744,135,004	$19,299,101	$1,697,861,880
Net asset value of shares issued in reinvestment of dividends and distributions	31,364,232	5,318,821	-	-	17,787,983
Cost of shares redeemed(1)	(483,111,162)	(15,346,416)	(842,511,453)	(65,731,979)	(1,187,431,599)

Net increase (decrease) from fund share transactions	$759,915,280	$320,170,317	$(98,376,449)	$(46,432,878)	$528,218,264

Shares sold	52,013,751	14,377,757	28,632,435	694,723	95,065,167
Shares issued in reinvestment of dividends and distributions	1,378,042	233,794	-	-	1,003,270
Shares redeemed	(20,943,757)	(655,580)	(32,462,368)	(2,402,397)	(66,387,040)

Net increase (decrease) in capital shares	32,448,036	13,955,971	(3,829,933)	(1,707,674)	29,681,397

	INTERNATIONAL VALUE		MID CAP		MID CAP VALUE
Year ended September 30, 2009	Investor Shares	Institutional Shares	Investor Shares	Institutional Shares	Investor Shares
Proceeds from shares issued	$998,478,418	$89,768,173	$736,881,835	$40,963,051	$2,001,278,772
Net asset value of shares issued in reinvestment of dividends and distributions	9,494,289	1,837,654	40,618,187	5,181,307	27,732,642
Cost of shares redeemed(1)	(442,674,211)	(22,279,861)	(787,631,410)	(121,601,275)	(836,787,242)

Net increase (decrease) from fund share transactions	$565,298,496	$69,325,966	$(10,131,388)	$(75,456,917)	$1,192,224,172

Shares sold	52,470,821	4,662,123	38,015,250	2,178,933	146,741,963
Shares issued in reinvestment of dividends and distributions	527,754	102,319	2,392,119	297,093	2,180,239
Shares redeemed	(25,344,403)	(1,262,697)	(43,513,929)	(6,036,669)	(64,200,797)

Net increase (decrease) in capital shares	27,654,172	3,501,745	(3,106,560)	(3,560,643)	84,721,405

(1)	Net of redemption fees of:

Fund	9/30/2010	9/30/2009
International Value - Investor Shares	$323,433	$604,391
International Value - Institutional Shares	70,638	107,009

NOTES TO FINANCIAL STATEMENTS

	OPPORTUNISTIC GROWTH	OPPORTUNISTIC VALUE	SMALL CAP	SMALL CAP VALUE
Year ended September 30, 2010	Investor Shares	Investor Shares	Investor Shares	Investor Shares
Proceeds from shares issued	$30,912,669	$130,447,358	$78,065,645	$862,413,646
Net asset value of shares issued in reinvestment of dividends and distributions	-	811,247	-	2,473,612
Cost of shares redeemed	(15,044,767)	(64,499,404)	(231,386,255)	(550,117,447)

Net increase (decrease) from fund share transactions	$15,867,902	$66,759,201	$(153,320,610)	$314,769,811

Shares sold	3,195,776	15,026,128	5,784,828	59,983,122
Shares issued in reinvestment of dividends and distributions	-	94,772	-	176,813
Shares redeemed	(1,589,013)	(7,544,347)	(17,293,770)	(38,107,726)

Net increase (decrease) in capital shares	1,606,763	7,576,553	(11,508,942)	22,052,209

	OPPORTUNISTIC GROWTH	OPPORTUNISTIC VALUE	SMALL CAP	SMALL CAP VALUE
Year ended September 30, 2009	Investor Shares	Investor Shares	Investor Shares	Investor Shares
Proceeds from shares issued	$36,443,180	$77,642,687	$127,203,222	$663,675,871
Net asset value of shares issued in reinvestment of dividends and distributions	-	2,040,180	591,391	41,643,045
Cost of shares redeemed	(3,386,957)	(104,111,914)	(223,553,618)	(428,932,485)

Net increase (decrease) from fund share transactions	$33,056,223	$(24,429,047)	$(95,759,005)	$276,386,431

Shares sold	4,790,702	11,576,435	12,593,776	60,531,651
Shares issued in reinvestment of dividends and distributions	-	322,303	63,659	4,189,441
Shares redeemed	(414,267)	(16,422,436)	(23,451,871)	(42,194,212)

Net increase (decrease) in capital shares	4,376,435	(4,523,698)	(10,794,436)	22,526,880

(9)	Subsequent Events:

The Funds have evaluated subsequent events through the date of issuance of the Funds’ financial statements and have determined there is no impact to the Funds’ financial statements.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders of Artisan Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Artisan Global Equity Fund, Artisan Global Value Fund, Artisan International Fund, Artisan International Small Cap Fund, Artisan International Value Fund, Artisan Mid Cap Fund, Artisan Mid Cap Value Fund, Artisan Opportunistic Growth Fund, Artisan Opportunistic Value Fund, Artisan Small Cap Fund, and Artisan Small Cap Value Fund (eleven of the twelve portfolios constituting Artisan Funds, Inc.) (the “Funds”) as of September 30, 2010, and the related statements of operations, statements of changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2010, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Artisan Global Equity Fund, Artisan Global Value Fund, Artisan International Fund, Artisan International Small Cap Fund, Artisan International Value Fund, Artisan Mid Cap Fund, Artisan Mid Cap Value Fund, Artisan Opportunistic Growth Fund, Artisan Opportunistic Value Fund, Artisan Small Cap Fund, and Artisan Small Cap Value Fund of Artisan Funds, Inc. at September 30, 2010, and the results of their operations, changes in their net assets, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Chicago, Illinois

November 19, 2010

NOTES TO FINANCIAL STATEMENTS

Other Federal tax information (unaudited):

The Internal Revenue Code requires that shareholders be notified within 60 days of the Funds’ fiscal year-end of certain information regarding long-term capital gains, qualified dividend income and the dividends received deduction for corporate shareholders. This data is informational only. Every year in January, shareholders are sent a Form 1099-DIV which provides the federal tax status of dividends and distributions received during the calendar year. Shareholders are advised to consult their own tax advisor with respect to the specific tax consequences of investment in the Funds.

Each Fund hereby designates the following amounts as (i) long-term capital gain distributions for purposes of the dividends paid deduction (including earnings and profits distributed to shareholders on redemption of Fund shares), (ii) the amount of ordinary dividends paid during the fiscal year ended September 30, 2010 that are considered qualified dividend income as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003, and (iii) the amount of ordinary dividends paid during the fiscal year ended September 30, 2010 that are eligible for the dividends received deduction available to certain corporate shareholders.

Fund	Long-Term Capital Gains	Qualified Dividend Income	Dividends Received Deduction
Global Equity	$-	-%	-%
Global Value	-	63.38	23.44
International	-	100.00	4.85
International Small Cap	-	100.00	-
International Value	-	54.47	-
Mid Cap	-	-	-
Mid Cap Value	-	100.00	100.00
Opportunistic Growth	110,610	-	-
Opportunistic Value	-	100.00	100.00
Small Cap	-	-	-
Small Cap Value	-	100.00	100.00

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of Artisan Funds, you may incur transaction costs, including redemption fees, and you will incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2010 to September 30, 2010.

Actual Expenses

The first line under the name of each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the name of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line below each Fund’s name in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio for the six months ended September 30, 2010 and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/2010	Ending Account Value 9/30/2010	Expenses Paid During Period 4/1/2010-9/30/2010(1)
Artisan Global Equity Fund - Investor Shares
Actual	$1,000.00	$1,026.10	$7.62
Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	$7.59
Artisan Global Value Fund - Investor Shares
Actual	$1,000.00	$1,013.00	$7.57
Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	$7.59
Artisan International Fund - Investor Shares
Actual	$1,000.00	$1,021.40	$6.23
Hypothetical (5% return before expenses)	$1,000.00	$1,018.90	$6.23

See notes on page 106.

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

	Beginning Account Value 4/1/2010	Ending Account Value 9/30/2010	Expenses Paid During Period 4/1/2010-9/30/2010(1)
Artisan International Small Cap Fund - Investor Shares
Actual	$1,000.00	$1,092.70	$7.87
Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	$7.59
Artisan International Value Fund - Investor Shares
Actual	$1,000.00	$1,028.30	$6.15
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$6.12
Artisan Mid Cap Fund - Investor Shares
Actual	$1,000.00	$1,086.00	$6.43
Hypothetical (5% return before expenses)	$1,000.00	$1,018.90	$6.23
Artisan Mid Cap Value Fund - Investor Shares
Actual	$1,000.00	$1,016.70	$6.12
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$6.12
Artisan Opportunistic Growth Fund - Investor Shares
Actual	$1,000.00	$1,083.80	$7.84
Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	$7.59
Artisan Opportunistic Value Fund - Investor Shares
Actual	$1,000.00	$980.20	$6.30
Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	$6.43
Artisan Small Cap Fund - Investor Shares
Actual	$1,000.00	$1,026.40	$6.65
Hypothetical (5% return before expenses)	$1,000.00	$1,018.50	$6.63
Artisan Small Cap Value Fund - Investor Shares
Actual	$1,000.00	$979.60	$6.05
Hypothetical (5% return before expenses)	$1,000.00	$1,018 95	$6.17

(1)

Expenses are equal to the Fund’s ratio of expenses to average net assets for the six-month period ended September 30, 2010 (shown below), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

See notes on page 106.

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

Fund	Annualized Ratio of Expenses to Average Net Assets for the Six-Month Period Ended September 30, 2010
Artisan Global Equity Fund - Investor Shares(a)(b)	1.50%
Artisan Global Value Fund - Investor Shares(b)	1.50%
Artisan International Fund - Investor Shares	1.23%
Artisan International Small Cap Fund - Investor Shares	1.50%
Artisan International Value Fund - Investor Shares	1.21%
Artisan Mid Cap Fund - Investor Shares	1.23%
Artisan Mid Cap Value Fund - Investor Shares	1.21%
Artisan Opportunistic Growth Fund - Investor Shares(b)	1.50%
Artisan Opportunistic Value Fund - Investor Shares	1.27%
Artisan Small Cap Fund - Investor Shares	1.31%
Artisan Small Cap Value Fund - Investor Shares	1.22%

(a)For the period from commencement of operations (March 29, 2010) through September 30, 2010.

(b)The annualized ratio of expenses to average net assets excludes expenses waived or paid by the Adviser.

NOTES ON MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE AND PORTFOLIO HOLDINGS’ CLASSIFICATION

The discussions of each Fund included in this report include statistical information about the portfolios of each of the Funds. Except as otherwise noted, that information is as of September 30, 2010. That information will vary with changes in a Fund’s portfolio investments. The performance information for each Fund relative to its benchmark index discussed in this report was prepared by the Adviser using information reported by FactSet Databases (“FactSet”). For the purposes of assigning portfolio securities to a particular country, the Adviser considers an issuer to be from a particular country as designated by its securities information vendors. The Adviser currently uses MSCI Inc. as its primary source and FactSet as a secondary source for this information. In the event (i) the Adviser’s securities information vendors do not assign a security to a particular country or if the published classification appears to be erroneous, or (ii) its primary vendor does not assign a security to a particular country and the secondary vendor has assigned a security to a particular country by using a methodology that is not the same as the methodology the primary vendor uses to assign a country, the Adviser assigns the security to a country using the primary vendor’s published criteria (to the extent available) or the Adviser’s own judgment. The primary information vendor’s criteria include the identity of the jurisdiction of the issuer’s incorporation, the main equity trading market for the issuer’s securities, the geographical distribution of the issuer’s operations and the location of the issuer’s headquarters. Country designations may change over time.
For the purposes of assigning portfolio securities to a particular sector and industry, the Adviser assigns securities in accordance with the sector and industry classifications of the Global Industry Classification Standard (GICS®) developed by MSCI Inc. and Standard & Poor’s (to the extent available) as a primary source and FactSet (to the extent available) as a secondary source for this information. In the event the Adviser’s securities information vendors do not classify a security to a particular sector or industry or if the published classification appears to be erroneous, the Adviser classifies the security according to its own judgment, using other securities information vendors, the company description and other publicly available information about the company’s peer group. Sector and industry classifications may change over time.

The names of portfolio securities reflected in this report are as reported by the Funds’ data providers, may not represent the legal name of the entity and, in some cases, are translations of non-English names.

Definition of Portfolio Statistic

Market Capitalization is the aggregate value of all of a company’s outstanding equity securities.

Descriptions of Indices

Each Fund’s performance is compared in this report to changes in one or more indices, including in all cases a broad-based index of changes in prices of securities in the markets in which the Fund invests. All of the indices are unmanaged and their returns include reinvested dividends. Unlike the Funds’ returns, the returns of each index do not include the payment of sales commissions or other expenses that would be incurred in the purchase or sale of the securities included in that index. An investment cannot be made directly in an index. Fair value pricing is not employed by market indices.

NOTES ON MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE AND PORTFOLIO HOLDINGS’ CLASSIFICATION

The indices to which the Funds are compared are:

Artisan Global Equity and Artisan Global Value Funds – Morgan Stanley Capital International All Country World IndexSM (MSCI ACWISM) is a market-weighted index of global developed and emerging markets.

Artisan International, Artisan International Small Cap and Artisan International Value Funds – Morgan Stanley Capital International EAFE® Index (MSCI EAFE®) is a market-weighted index of companies in developed markets, excluding the U.S. and Canada. MSCI EAFE®’s average annual return since inception of the International Fund is based upon a starting date of December 31, 1995.

Artisan International Fund – Morgan Stanley Capital International EAFE® Growth Index (MSCI EAFE® Growth) is a market-weighted index of companies in developed markets, excluding the U.S. and Canada, that exhibits growth investment style characteristics according to MSCI’s methodology. MSCI EAFE® Growth’s average annual return since inception of the International Fund is based upon a starting date of December 31, 1995.

Artisan International Small Cap Fund – Morgan Stanley Capital International EAFE® Small Cap Index (MSCI EAFE® Small Cap) is a market-weighted index of small companies in developed markets, excluding the U.S. and Canada.

Artisan International Value Fund – Morgan Stanley Capital International EAFE® Value Index (MSCI EAFE® Value) is a market-weighted index of companies in developed markets, excluding the U.S. and Canada, that exhibits value investment style characteristics according to MSCI’s methodology.

Artisan Mid Cap and Artisan Mid Cap Value Funds – Russell Midcap® Index is a market-weighted index of about 800 medium-sized U.S. companies.

Artisan Mid Cap Fund – Russell Midcap® Growth Index is a market-weighted index of those medium-sized companies included in the Russell Midcap® Index with higher price-to-book and higher forecasted growth values.

Artisan Mid Cap Value Fund – Russell Midcap® Value Index is a market-weighted index of those medium-sized companies included in the Russell Midcap® Index with lower price-to-book ratios and lower forecasted growth values.

Artisan Opportunistic Growth and Artisan Opportunistic Value Funds – Russell 1000® Index is a market-weighted index of about 1,000 large U.S. companies.

Artisan Opportunistic Growth Fund – Russell 1000® Growth Index is a market-weighted index of those companies included in the Russell 1000® Index with higher price-to-book ratios and higher forecasted growth values.

Artisan Opportunistic Value Fund – Russell 1000® Value Index is a market-weighted index of those large companies included in the Russell 1000® Index with lower price-to-book ratios and lower forecasted growth values.

Artisan Small Cap and Artisan Small Cap Value Funds – Russell 2000® Index is a market-weighted index of about 2,000 small U.S. companies.

Artisan Small Cap Fund – Russell 2000® Growth Index is a market-weighted index of those small companies included in the Russell 2000® Index with higher price-to-book ratios and higher forecasted growth values.

NOTES ON MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE AND PORTFOLIO HOLDINGS’ CLASSIFICATION

Artisan Small Cap Value Fund – Russell 2000® Value Index is a market-weighted index of those small companies included in the Russell 2000® Index with lower price-to-book ratios and lower forecasted growth values.

Trademarks

Trademarks and copyrights relating to the indices and products of portfolio companies mentioned in this report are owned by their respective owners. Except as otherwise indicated, the trademarks, including names, logos, slogans and service marks appearing in this report are the property of the Adviser and may not be copied, reproduced, published or in any way used without written permission.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by Artisan Partners Limited Partnership. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

The MSCI information may only be used by the reader, may not be reproduced or redisseminated in any form and may not be used to create any financial instruments or products or any indices. The MSCI information is provided on an “as is” basis and the reader of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall MSCI Parties have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages.

Russell Investment Group is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. The presentation may contain confidential information and unauthorized use, disclosure, copying, dissemination or redistribution is strictly prohibited. This is a presentation of Artisan Funds, Inc. Russell Investment Group is not responsible for the formatting or configuration of this material or for any inaccuracy in Artisan Funds’ presentation thereof.

PROXY VOTING POLICIES AND PROCEDURES

You may obtain a description of Artisan Funds’ proxy voting policies and procedures, without charge, upon request by calling 800.344.1770. That information also is included in Artisan Funds’ statements of additional information, which are available without charge, on the Funds’ website at www.artisanfunds.com and on the Securities and Exchange Commission’s website at www.sec.gov.

PROXY VOTING POLICIES AND PROCEDURES

Information relating to how each Artisan Fund voted proxies relating to portfolio securities held during the twelve-month period ended June 30 is available without charge, on the Funds’ website at www.artisanfunds.com and on the Securities and Exchange Commission’s website at www.sec.gov.

INFORMATION ABOUT PORTFOLIO SECURITIES

Artisan Funds files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the quarters ending December 31 and June 30 (the first and third quarters of the Funds’ fiscal year) on Form N-Q. The Funds’ Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. You also may review and copy those documents by visiting the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at 800.SEC.0330.

DIRECTORS AND OFFICERS

The board of directors has overall responsibility for the conduct of the affairs of Artisan Funds. Each director serves an indefinite term of unlimited duration until the next annual meeting of shareholders and until the election and qualification of his or her successor. The board of directors may fill any vacancy on the board provided that after such appointment at least two-thirds of the directors have been elected by the shareholders. The shareholders may remove a director by a vote of a majority of the outstanding shares of the Funds at any meeting of shareholders called for the purpose of removing such director.

The board of directors elects the officers of Artisan Funds. Each officer serves until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed or disqualified. The board of directors may remove any officer with or without cause at any time.

The names and ages of the directors and officers as of November 17, 2010, the position each holds with the Funds, the date each was first elected to office, their principal business occupations and other directorships they have held during at least the last five years are shown below. Each director oversees all twelve series of Artisan Funds.

Name and Age at 11/17/10	Position(s) Held with Artisan Funds	Date First Elected or Appointed to Office	Principal Occupation(s) during at least the Past 5 Years	Other Public Company or Registered Investment Company Directorships Held
Directors who are not “interested persons” of Artisan Funds:
David A. Erne – 67	Director and Independent Chair of the Board of Directors	Director since 3/27/95; Independent Chair since 2/4/05	Of counsel to the law firm Reinhart Boerner Van Deuren s.c., Milwaukee, WI.	Trustee, Northwestern Mutual Life Insurance Company (individual life insurance, disability insurance and annuity company).
Thomas R. Hefty – 63	Director	3/27/95	Retired; from January 2007 to February 2008, President, Kern Family Foundation (private, grant-making organization); until December 2006, of counsel to the law firm Reinhart Boerner Van Deuren s.c., Milwaukee, WI; until December 2006, Adjunct Professor, Department of Business and Economics, Ripon College; until December 2002, Chairman of the Board and Chief Executive Officer of Cobalt Corporation (provider of managed care and specialty business services).	None.
Jeffrey A. Joerres – 50	Director	8/9/01	Chairman of the Board, President and Chief Executive Officer of Manpower Inc. (non-governmental employment service organization).	Director, Johnson Controls, Inc. (manufacturer of automotive systems and building controls).

DIRECTORS AND OFFICERS

Name and Age at 11/17/10	Position(s) Held with Artisan Funds	Date First Elected or Appointed to Office	Principal Occupation(s) during at least the Past 5 Years	Other Public Company or Registered Investment Company Directorships Held
Patrick S. Pittard – 64	Director	8/9/01	Distinguished Executive in Residence (teaching position), University of Georgia; until October 2001, Chairman of the Board, President and Chief Executive Officer of Heidrick & Struggles International, Inc. (executive search firm).	Director, Lincoln National Corporation (insurance and investment management company); former Director, Cbeyond, Inc. (telecommunications company, formerly Cbeyond Communications, Inc.).
Howard B. Witt – 70	Director	3/27/95	Retired; until December 2004, Chairman of the Board, President and Chief Executive Officer of Littelfuse, Inc. (manufacturer of advanced circuit protection devices).	Former Director, Franklin Electric Co., Inc. (manufacturer of electric motors).
Director who is an “interested person” of Artisan Funds:
Andrew A. Ziegler – 53*	Director	1/5/95	Managing Director of Artisan Partners; until February 2010, President and Chief Executive Officer of Artisan Funds.	None.
Officers:
Eric R. Colson – 40	President and Chief Executive Officer	2/9/10	Managing Director and Chief Executive Officer of Artisan Partners since January 2010; prior thereto, Managing Director and Chief Operating Officer – Investment Operations of Artisan Partners.	None.
Lawrence A. Totsky – 51	Chief Financial Officer and Treasurer	1/22/98	Managing Director and Senior Vice President of Artisan Partners; Vice President, Chief Financial Officer and Treasurer of Artisan Distributors LLC.	None.
Janet D. Olsen – 54	General Counsel and Secretary	1/18/01	Managing Director and General Counsel of Artisan Partners; Vice President and Secretary of Artisan Distributors LLC.	None.
Brooke J. Billick – 56	Chief Compliance Officer	8/19/04	Chief Compliance Officer and Associate Counsel of Artisan Partners; Chief Compliance Officer of Artisan Distributors LLC.	None.
Carlene M. Ziegler – 54	Vice President	3/27/95	Managing Director of Artisan Partners; until April 2008, Portfolio Co-Manager of Artisan small-cap growth strategy, including Artisan Small Cap Fund; until February 2005, Director of Artisan Funds.	None.

DIRECTORS AND OFFICERS

Name and Age at 11/17/10	Position(s) Held with Artisan Funds	Date First Elected or Appointed to Office	Principal Occupation(s) during at least the Past 5 Years	Other Public Company or Registered Investment Company Directorships Held
Michael C. Roos – 52	Vice President	12/19/03	Managing Director of Artisan Partners; Vice President of Artisan Distributors LLC.	None.
Gregory K. Ramirez – 40	Assistant Secretary and Assistant Treasurer	1/22/98	Managing Director and Chief Accounting Officer of Artisan Partners; Assistant Treasurer of Artisan Distributors LLC.	None.
Sarah A. Johnson – 38	Assistant Secretary	2/5/03	Managing Director and Associate Counsel of Artisan Partners.	None.

*	Mr. Ziegler is an “interested person” of Artisan Funds, as defined in the Investment Company Act of 1940, because he is a Managing Director of Artisan Partners and an officer of Artisan Investments GP LLC (the general partner of Artisan Partners). Mr. Ziegler and Carlene M. Ziegler (who are married to each other) control Artisan Partners.

The business address of the officers and director affiliated with Artisan Partners is 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202. The addresses of the other directors are: Mr. Joerres – 100 Manpower Place, Milwaukee, Wisconsin 53212; and Mr. Erne, Mr. Hefty, Mr. Pittard and Mr. Witt – c/o Artisan Funds, 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202.

Artisan Funds’ statement of additional information (SAI) contains further information about the directors. Please call 800.344.1770 or visit our website at www.artisanfunds.com for a free copy of the SAI.

ARTISAN FUNDS P.O. BOX 8412 BOSTON, MA 02266-8412 800.344.1770 WWW.ARTISANFUNDS.COM

ANNUAL

REPORT

SEPTEMBER 30, 2010

ARTISAN EMERGING MARKETS FUND

ARTISAN INTERNATIONAL FUND

ARTISAN INTERNATIONAL VALUE FUND

ARTISAN MID CAP FUND

ARTISAN FUNDS, INC.

INSTITUTIONAL SHARES

2	MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
2	Artisan Emerging Markets Fund
4	Artisan International Fund
6	Artisan International Value Fund
8	Artisan Mid Cap Fund

10	SCHEDULES OF INVESTMENTS
10	Artisan Emerging Markets Fund
13	Artisan International Fund
16	Artisan International Value Fund
19	Artisan Mid Cap Fund

22	STATEMENTS OF ASSETS AND LIABILITIES

24	STATEMENTS OF OPERATIONS

26	STATEMENTS OF CHANGES IN NET ASSETS

28	FINANCIAL HIGHLIGHTS

32	NOTES TO FINANCIAL STATEMENTS

45	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

47	SHAREHOLDER EXPENSE EXAMPLE

49	NOTES ON MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE AND PORTFOLIO HOLDINGS’ CLASSIFICATION

51	PROXY VOTING POLICIES AND PROCEDURES

51	INFORMATION ABOUT PORTFOLIO SECURITIES

52	DIRECTORS AND OFFICERS

ARTISAN FUNDS

P.O. BOX 8412

BOSTON, MA 02266-8412

This report and the audited financial statements contained herein are provided for the general information of the shareholders of the Institutional Shares of Artisan Emerging Markets Fund, Artisan International Fund, Artisan International Value Fund and Artisan Mid Cap Fund. Before investing, investors should consider carefully each Fund’s investment objective, risks and charges and expenses. For more complete information on any Fund, including fees and expenses, please call 800.399.1770 for a free prospectus. Read it carefully before you invest or send money.

Company discussions are for illustration only and are not intended as recommendations of individual stocks. The discussions present information about the companies believed to be accurate, and the views of the portfolio managers, as of September 30, 2010. That information and those views may change, and the Funds disclaim any obligation to advise shareholders of any such changes. Each of the Funds offer other classes of shares. A report on each of the other classes is available under separate cover.

Artisan Funds offered through Artisan Distributors LLC, member FINRA.

ARTISAN EMERGING MARKETS FUND

INSTITUTIONAL SHARES

INVESTMENT PROCESS HIGHLIGHTS

Artisan Emerging Markets Fund employs a fundamental research process to construct a diversified portfolio of emerging market companies. The team’s investment process is focused on identifying companies that are priced at a discount relative to the team’s estimate of their sustainable earnings.

•

Sustainable Earnings. The team believes that over the long term a stock’s price is directly related to the company’s ability to deliver sustainable earnings. The team determines a company’s sustainable earnings based upon financial and strategic analysis. The financial analysis of a company’s balance sheet, income statement, and statement of cash flows focuses on identifying historical drivers of return on equity. The strategic analysis examines a company’s competitive advantages and financial strength to assess sustainability.

•

Valuation. The team believes that investment opportunities develop when businesses with sustainable earnings are undervalued relative to peers and historical industry, country and regional valuations. The team values a business and develops a price target based on their assessment of the business’s sustainable earnings and cash flow expectations and the team’s risk analysis.

•

Risk Analysis. The team believes that a disciplined risk framework allows greater focus on fundamental stock selection. The team incorporates its assessment of company-specific and macroeconomic risks into its valuation analysis to develop a risk-adjusted target price. The risk-rating assessment includes a review of the currency, interest rate, monetary and fiscal policy and political risks to which a company is exposed.

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $1,000,000 INVESTMENT (6/26/2006 to 9/30/2010)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2010)

Fund / Index	1-Year	3-Year	Since Inception
Artisan Emerging Markets Funds – Institutional Shares	17.94%	-1.60%	12.24%
MSCI Emerging Markets IndexSM	20.22	-1.48	13.17

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance information call 800.399.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The performance shown does not reflect the deduction of a 2% redemption fee on shares held by an investor for 90 days or less and, if reflected, the fee would reduce the performance quoted. The Fund’s performance information reflects Artisan Partners’ contractual agreement to limit the Fund’s expenses to no more than 1.50%, which has been in effect since the Fund’s inception and has had a material impact on the Fund’s performance. Absent that expense waiver, the Fund’s performance would have been lower. See page 49 for a description of the index.

2

INVESTING ENVIRONMENT

The MSCI Emerging Markets IndexSM advanced 20.22% during the one-year period ended September 30, 2010. Though volatility was high throughout the year, emerging markets rallied in the latter part of the period after positive economic reports from China and a good outcome on the European bank stress tests eased investors’ concerns about a double-dip recession. From a regional perspective, the EMEA (Europe, Middle East & Africa) was the strongest performing region as stocks in South Africa and Russia posted gains of approximately 30% and 13%, respectively. Strong results in Latin America were driven by a 24% gain by Mexican stocks and a 16% advance for Brazilian equities. Asia also put up strong numbers. Stocks in India advanced 27%, while those in China, Korea and Taiwan advanced approximately 12-15%.

SECTOR DIVERSIFICATION

Sector	9/30/09	9/30/10
Consumer Discretionary	10.9%	8.3%
Consumer Staples	6.2	7.3
Energy	12.7	11.0
Financials	14.8	15.8
Healthcare	2.2	2.7
Industrials	10.8	9.5
Information Technology	12.9	12.5
Materials	11.3	14.8
Telecommunication Services	11.8	10.5
Utilities	2.6	3.0
Other assets less liabilities	3.8	4.6
Total	100.0%	100.0%

As a percentage of total net assets.

PERFORMANCE DISCUSSION

The Fund participated in the rally with a 17.94% return during the year, but fell short of the Index. We benefited from the strength of our holdings in China, Brazil, Russia, Indonesia, Turkey and Taiwan. Some of our top contributors in these countries were train-borne electrical systems provider Zhuzhou CSR Times Electric Co., Ltd., consumer products manufacturer Hypermarcas SA, rail freight transportation services provider Globaltrans Investment PLC, cement and building materials manufacturer PT Indocement Tunggal Prakarsa Tbk, investment and development bank Turkiye Sinai Kalkinma Bankasi A.S. and mobile handset manufacturer HTC Corporation.

On the downside, relative to the Index, we were negatively impacted by the underperformance of our holdings in Korea, South Africa and Kazakhstan. Our biggest decliners in Korea were educational programs provider MegaStudy Co., Ltd. and residential construction company Hyundai Development Company. In South Africa, our results were hindered by weakness in precious metals producer Gold Fields Limited and ship and transport provider Grindrod Limited. Our lone holding in Kazakhstan, oil and gas producer KazMunaiGas Exploration Production, was also among our biggest decliners.

REGION ALLOCATION

Region	9/30/09	9/30/10
Emerging Asia	41.9%	44.8%
Latin America	26.0	25.0
Europe, Middle East & Africa	24.1	23.9
Developed Markets	4.2	1.7

As a percentage of total net assets.

FUND CHANGES

We always strive to identify stocks that possess unique access to growth and competitive advantages that will allow those companies to sustain earnings growth over the long term. Some of our more recent additions to the portfolio during the period included: Indian financial services provider LIC Housing Finance Limited, Brazilian retail and commercial bank Banco do Brasil S.A., Indian electricity generator Reliance Infrastructure Ltd., Brazilian software developer Totvs SA and Russian building materials producer LSR Group O.J.S.C. Our purchases were funded in part by the sales of Compania Cervecerias Unidas S.A., Grindrod Limited, Itau Unibanco Holdings SA, Pearson Sistemas do Brasil SA and Tele Norte Leste Participacoes S.A.

3

ARTISAN INTERNATIONAL FUND

INSTITUTIONAL SHARES

INVESTMENT PROCESS HIGHLIGHTS

Artisan International Fund employs a fundamental stock selection process focused on identifying long-term growth opportunities.

Themes. The investment team’s thematic approach identifies catalysts for change and develops investment themes with the objective of capitalizing on them globally. Changing demographics, developing technology, privatization of economic resources, outsourcing and infrastructure are among the long-term catalysts for change that currently form the basis for the team’s investment themes. The team incorporates these catalysts along with sector and regional fundamentals into a long-term global framework for investment analysis and decision-making.

Sustainable Growth. The team applies a fundamental approach to identifying the long term, sustainable growth characteristics of potential investments. The team seeks high quality companies that are well managed, have a dominant or improving market position and competitive advantages compared to industry and regional peers.

Valuation. The team assesses the relationship between its estimate of a company’s sustainable growth prospects and the company’s stock price. The team uses multiple valuation metrics to establish price targets.

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $1,000,000 INVESTMENT (7/1/1997 to 9/30/2010)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2010)

Fund / Index	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan International Fund – Institutional Shares	3.54%	-8.56%	3.44%	2.66%	8.11%
MSCI EAFE® Growth Index	8.41	-8.37	2.78	1.14	2.18
MSCI EAFE® Index	3.27	-9.51	1.97	2.56	3.53

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance information, visit www.artisanfunds.com or call 800.399.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The performance shown does not reflect the deduction of a 2% redemption fee on shares held by an investor for 90 days or less and, if reflected, the fee would reduce the performance quoted. See page 50 for a description of each index.

4

INVESTING ENVIRONMENT

The MSCI EAFE® Index was up 3.27% during the one-year period ended September 30, 2010. Month-by-month returns were evidence of continued volatility in international markets. Through much of the period, market sentiment was impacted by concerns about the sovereign debt issues within the EU, a possible economic slowdown in China and weakness in the euro. However, the generally positive results of the European bank stress tests and improved economic data from the U.S. and China helped boost investor sentiment in the final months of the fiscal year, which drove full period performance meaningfully higher. There was a wide margin between the best and worst performing market sectors in the MSCI EAFE® Index. The consumer staples, materials, consumer discretionary and industrials sectors each posted gains in excess of 10% during the period, while financials and utilities stocks fell more than 7%.

SECTOR DIVERSIFICATION

Sector	9/30/09	9/30/10
Consumer Discretionary	12.1%	19.2%
Consumer Staples	14.2	15.4
Energy	4.5	—
Financials	30.7	24.4
Healthcare	10.1	5.3
Industrials	11.2	16.4
Information Technology	6.4	9.3
Materials	6.6	6.6
Telecommunication Services	1.6	1.3
Utilities	1.5	0.4
Other assets less liabilities	1.1	1.7
Total	100.0%	100.0%

As a percentage of total net assets.

PERFORMANCE DISCUSSION

The Fund ended the period with a return of 3.54%, slightly outperforming the MSCI EAFE® Index, but trailing the MSCI EAFE® Growth Index. Relative to the MSCI EAFE® Index, we benefited from the outperformance of our stocks in the consumer discretionary, financials and technology sectors. Our exposure to emerging markets was beneficial as our Chinese holdings meaningfully outpaced the overall market. We also benefited from our underweight exposure to Japan, which was among the worst performing countries in the Index.

Multinational food company Nestle SA, Internet search engine operator Baidu, Inc., rail and freight services provider Canadian Pacific Railway Limited, gases and engineering company Linde AG and auto manufacturer Daimler AG were among our best performers during the period. On the downside, several of our European financial holdings were among our biggest decliners over the past year. Included in that group were ING Groep N.V. (Netherlands) and Intesa Sanpaolo (Italy), as well as three positions that we sold during the period, Societe Generale (France), The Governor and Company of the Bank of Ireland (Ireland) and Credit Suisse Group AG (Switzerland).

REGION ALLOCATION

Region	9/30/09	9/30/10
Europe	68.7%	60.9%
Pacific Basin	9.5	20.2
Emerging Markets	13.9	11.0
Americas	6.8	6.2

As a percentage of total net assets.

FUND CHANGES

We attempt to identify companies with attractive growth rates, trading at reasonable valuations, with exposure to the long-term themes we have identified. We added the following stocks to our portfolio during the period: communications services provider WPP plc, Hong Kong property developer Sun Hung Kai Properties Limited, Japanese telecommunications services provider SOFTBANK Corp, Swiss temporary staffing firm Adecco SA, Swiss watch and jewelry manufacturer Swatch Group AG and Amadeus IT Holding SA, a Spanish computer reservation systems provider for the travel industry. Sales during the period included Accor S.A., ICICI Bank Limited, Novartis AG, Petroleo Brasileiro S.A., Smith & Nephew PLC and Taiwan Semiconductor Manufacturing Company Ltd.

5

ARTISAN INTERNATIONAL VALUE FUND

INSTITUTIONAL SHARES

INVESTMENT PROCESS HIGHLIGHTS

Artisan International Value Fund employs a bottom-up investment process to construct a diversified portfolio of stocks of undervalued non-U.S. companies. The Fund’s investment process is focused on identifying what the investment team believes are high quality, undervalued businesses that offer the potential for superior risk/reward outcomes. The team’s in-depth research process focuses on four key investment characteristics:

Undervaluation. Determining the intrinsic value of the business is the heart of the team’s research process. The team believes that intrinsic value represents the amount that a buyer would pay to own a company’s future cash flows. The team seeks to invest at a significant discount to its estimate of the intrinsic value of a business.

Business quality. The team seeks to invest in companies with histories of generating strong free cash flow, improving returns on capital and strong competitive positions in their industries.

Financial strength. The team believes that investing in companies with strong balance sheets helps to reduce the potential for capital risk and provides company management the ability to build value when attractive opportunities are available.

Shareholder-oriented management. The team’s research process attempts to identify management teams with a history of building value for shareholders.

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $1,000,000 INVESTMENT (10/1/2006 to 9/30/2010)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2010)

Fund / Index	1-Year	3-Year	Since Inception
Artisan International Value Fund – Institutional Shares	10.66%	-0.70%	2.67%
MSCI EAFE® Value Index	-1.67	-10.72	-3.48
MSCI EAFE® Index	3.27	-9.51	-1.93

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance information, visit www.artisanfunds.com or call 800.399.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The performance shown does not reflect the deduction of a 2% redemption fee on shares held by an investor for 90 days or less and, if reflected, the fee would reduce the performance quoted. See page 50 for a description of each index.

6

INVESTING ENVIRONMENT

Investors see-sawed between the fear of a double-dip recession and the hope for economic recovery during the year ended September 30, 2010, but international equities, as measured by the MSCI EAFE® Index, ultimately posted a gain. By the end of the fiscal year, concerns related to the European debt crisis had eased, the results of the EU bank stress tests had been published and many companies had reported an improvement in earnings results.

SECTOR DIVERSIFICATION

Sector	9/30/09	9/30/10
Consumer Discretionary	23.4%	22.7%
Consumer Staples	10.0	9.2
Energy	4.7	4.5
Financials	17.9	21.1
Healthcare	8.8	7.3
Industrials	14.6	18.1
Information Technology	6.1	7.7
Materials	3.2	3.2
Telecommunication Services	1.4	—
Other assets less liabilities	9.9	6.2
Total	100.0%	100.0%

As a percentage of total net assets.

PERFORMANCE DISCUSSION

During the twelve-month period ended September 30, 2010, the Fund gained 10.66%, outperforming the MSCI EAFE® and MSCI EAFE® Value Indices.

Performance of the following stocks had a positive impact on the portfolio during the year: Experian PLC, a U.K. credit information firm; Compass Group PLC, a contract caterer; Panalpina Welttransport Holding AG, a Swiss logistics provider; Tyco Electronics Ltd., an electronic components manufacturer; and Givaudan SA, a flavor and fragrance maker.

Notable detractors included: Pargesa Holding SA, a Swiss holding company; SANKYO CO., LTD., a Japanese pachinko machine manufacturer; Daiwa Securities Group Inc., a Japanese financial services firm; Qinetiq Group PLC, a defense technology contractor; and Home Retail Group plc, a U.K. home and general merchandise retailer.

REGION ALLOCATION

Region	9/30/09	9/30/10
Europe	64.2%	63.8%
Americas	13.0	18.5
Pacific Basin	10.2	11.1
Emerging Markets	2.7	0.4

As a percentage of total net assets.

FUND CHANGES

We remained focused on the intersection of balance sheet strength, business quality and valuation during the past year. Some of the more recent additions to the portfolio were Carlsberg A/S, an international brewer; BAE Systems plc, a U.K. defense firm; and HeidelbergCement AG, a German producer of aggregates and cement. We exited our position in ARA Asset Management Limited during the period.

7

ARTISAN MID CAP FUND

INSTITUTIONAL SHARES

INVESTMENT PROCESS HIGHLIGHTS

Artisan Mid Cap Fund employs a bottom-up investment process to construct a diversified portfolio of primarily U.S. mid-cap growth companies. The Fund’s investment process focuses on two distinct areas – security selection and capital allocation.

The Fund’s investment team attempts to identify companies that possess franchise characteristics that are selling at attractive valuations and benefiting from an accelerating profit cycle.

Franchise characteristics. These are characteristics that the team believes help to protect a company’s stream of cash flow from the effects of competition. The team looks for companies with at least two of the following characteristics: low cost production capability, possession of a proprietary asset, dominant market share or a defensible brand name.

Attractive valuations. Through its own fundamental research, the team estimates the amount a buyer would pay to buy the entire company (the company’s “intrinsic value” or “private market value”) and considers whether to purchase a stock if it sells at a discount to that estimate.

Accelerating profit cycle. The team tries to invest in companies that are well positioned for long-term growth, at an early enough stage in their profit cycle to benefit from the increased cash flows produced by the profit cycle.

Based on the investment team’s fundamental analysis of a company’s profit cycle, portfolio holdings develop through three stages. GardenSM investments are small positions in the early part of their profit cycle that will warrant a more sizeable allocation once their profit cycle accelerates. CropSM investments are positions that are being increased to a full weight because they are moving through the strongest part of their profit cycle. HarvestSM investments are positions that are being reduced as they near the team’s estimate of full valuation or their profit cycle begins to decelerate.

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $1,000,000 INVESTMENT (7/1/2000 to 9/30/2010)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2010)

Fund / Index	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan Mid Cap Fund – Institutional Shares	22.00%	-0.84%	6.44%	3.74%	4.72%
Russell Midcap® Growth Index	18.27	-3.90	2.86	-0.88	-0.62
Russell Midcap® Index	17.54	-4.16	2.60	4.86	5.41

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance information, visit www.artisanfunds.com or call 800.399.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. See page 50 for a description of each index.

8

INVESTING ENVIRONMENT

During the fiscal year ended September 30, 2010, strong earnings reports and evidence that economic and business conditions were steadily improving lifted mid-cap stocks higher. The Russell Midcap® Index gained 17.54% in the period. Growth stocks were slightly favored versus value stocks in the mid-cap market segment as the Russell Midcap® Growth Index advanced 18.27%, while the Russell Midcap® Value Index returned 16.93%. Within the Russell Midcap® Growth Index, most sectors earned double-digit percentage gains. Among the strongest performing sectors were telecommunication services, consumer discretionary and technology, each rising more than 20%. The energy and utilities sectors were the only groups to finish with losses.

SECTOR DIVERSIFICATION

Sector	9/30/09	9/30/10
Consumer Discretionary	16.0%	20.7%
Consumer Staples	3.0	—
Energy	2.1	5.0
Financials	6.5	7.4
Healthcare	17.8	12.4
Industrials	13.2	18.7
Information Technology	34.7	33.5
Materials	2.4	—
Exchange Traded Funds	0.7	—
Other assets less liabilities	3.6	2.3
Total	100.0%	100.0%

As a percentage of total net assets.

PERFORMANCE DISCUSSION

The Fund returned 22.00% in the period, outperforming the Russell Midcap® and Russell Midcap® Growth indices. The technology, energy and industrials sectors were key sources of strength for the Fund. In the technology sector, returns were led by ARM Holdings PLC, a developer and licenser of microprocessors, Citrix Systems, Inc., a provider of application delivery software and MercadoLibre, Inc., a Latin American e-commerce company, among others. Top contributors in the energy and industrials sectors included energy services and equipment provider Smith International, Inc., Cummins Inc., a manufacturer of diesel engines, and Precision Castparts Corp., a producer of complex metal components.

Our holdings in the health care and financials sectors were sources of weakness compared to the benchmark. Our underperformers in the health care sector included NuVasive, Inc., a medical device company, and athenahealth, Inc., a clinical billing software provider. Our results in the financials sector suffered from our lack of Real Estate Investment Trusts (REITS) and a negative return by derivatives exchange operator CME Group Inc.

FUND CHANGES

The most notable changes to the portfolio during the period were increased exposures to the industrials and consumer discretionary sectors and a reduced weighting in the health care sector. In the industrials sector, we added to our position in transportation and logistics services provider C.H. Robinson Worldwide, Inc. and purchased engine manufacturer Cummins Inc. and electrical products manufacturer Cooper Industries plc. In the consumer discretionary sector, we added to our position in air compressor manufacturer BorgWarner Inc. and purchased apparel company Polo Ralph Lauren Corporation and casino and resort operator Wynn Resorts, Limited. Other purchases included medical equipment manufacturer Edwards Lifesciences Corporation, electronic commerce business operator GSI Commerce, Inc. and auto systems and components manufacturer Gardner Denver, Inc.

Our reduced weighting in the health care sector was due in part to the sale of C.R. Bard, Inc. and a reduced position in Cerner Corporation. In addition to these sales, our new purchases were funded in part by the sales of Smith International, Inc., Hansen Natural Corporation, Analog Devices, Inc., NVIDIA Corporation, and Agrium Inc., among others.

9

ARTISAN EMERGING MARKETS FUND

Schedule of Investments – September 30, 2010

	Shares Held	Value

COMMON AND PREFERRED STOCKS - 95.4%

BRAZIL - 19.4%
Banco do Brasil S.A.	120,800	$2,293,915
Banco do Brasil S.A.(1)(5)	107,980	2,050,471
BM&F BOVESPA SA	918,100	7,677,964
Companhia de Bebidas das Americas, Preferred(2)	45,900	5,562,527
Companhia Energetica de Minas Gerais-CEMIG, Preferred(2)	230,571	3,740,647
Companhia Vale do Rio Doce	518,162	16,016,473
Empresa Brasileira de Aeronautica S.A.	495,900	3,461,335
Fleury SA	384,801	4,775,899
Hypermarcas SA(3)	407,500	6,331,664
Iguatemi Empresa de Shopping Centers SA	238,000	5,345,154
Julio Simoes Logistica SA(3)	180,400	875,345
Julio Simoes Logistica SA(1)(3)(5)	293,100	1,422,193
Petroleo Brasileiro S.A.	1,203,145	21,616,790
Randon SA Implementos e Participacoes, Preferred(2)	662,300	4,658,020
SLC Agricola SA	356,882	3,935,826
Tim Participacoes S.A., Preferred(2)	1,595,600	5,139,492
Totvs SA	46,400	3,562,270
Wilson Sons Limited (DR)	156,921	2,458,615

		100,924,600
CHILE - 0.8%
Empresa Nacional de Telecomunicaciones S.A.	266,110	4,321,915

CHINA - 12.3%
Airmedia Group, Inc. (DR)(3)	280,601	1,661,158
Ajisen China Holdings Limited	3,310,913	5,180,469
Chaoda Modern Agriculture (Holdings) Limited	6,228,536	5,161,781
China Dongxiang Group Company	8,178,000	4,722,019
China Mobile Limited	1,090,000	11,168,537
China Railway Construction Corporation, H Shares	2,005,000	2,697,848
GOME Electrical Appliances Holdings Limited(3)	18,895,587	5,723,094
Huabao International Holdings Limited	6,426,600	10,088,607
Mindray Medical International Limited, Class A (DR)	150,960	4,463,887
Tingyi (Cayman Islands) Holding Corporation	2,268,300	6,270,908
Zhuzhou CSR Times Electric Co., Ltd., H Shares	2,044,200	6,573,499

		63,711,807

	Shares Held	Value

CZECH REPUBLIC - 0.8%
CEZ	97,517	$4,366,477

EGYPT - 1.4%
Egyptian Financial Group-Hermes Holding	897,204	4,570,335
Orascom Construction Industries	66,667	2,925,362

		7,495,697
HUNGARY - 0.7%
MOL Hungarian Oil and Gas Nyrt., Class A(3)	34,535	3,629,195

INDIA - 6.2%
Cairn India Ltd.(3)	800,176	5,926,306
India Cements Limited	1,593,394	4,145,271
LIC Housing Finance Limited	140,552	4,501,042
Nagarjuna Construction Company Ltd.	1,047,588	3,660,205
Power Finance Corporation	718,285	5,491,639
Reliance Infrastructure Ltd.	159,569	3,785,480
Welspun Corporation Ltd.	812,167	4,861,977

		32,371,920
INDONESIA - 4.9%
Indofood CBP Sukses Makmur TBK PT(3)(4)(5)	1,961,500	1,185,691
PT Astra International Tbk	1,089,500	6,921,529
PT Bank Negara Indonesia Tbk	5,310,500	2,186,676
PT Bank Rakyat Indonesia	4,037,500	4,523,810
PT Gudang Garam Tbk	200,500	1,159,193
PT Indocement Tunggal Prakarsa Tbk	1,954,850	4,030,167
PT Telekomunikasi Indonesia Tbk	5,181,885	5,341,551

		25,348,617
ITALY - 0.5%
Tenaris S.A. (DR)	60,177	2,312,000

KAZAKSTAN - 0.7%
KazMunaiGas Exploration Production (DR)	205,624	3,633,376

KOREA - 7.6%
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	160,434	3,834,095
LG Electronics Inc.	25,493	2,148,544
MegaStudy Co., Ltd.	16,059	2,374,521
Samsung Electronics Co., Ltd.	29,203	19,899,786
Shinhan Financial Group Co., Ltd.	148,857	5,698,407
Shinsegae Co., Ltd.	10,701	5,640,255

		39,595,608

10

	Shares Held	Value

MEXICO - 4.8%
America Movil SAB de C.V., Series L	3,917,733	$10,470,791
Bolsa Mexicana de Valores SA	1,702,157	2,844,661
Grupo Financiero Banorte S.A.B. de C.V.	1,100,198	4,173,221
Grupo Televisa S.A.	991,266	3,760,811
Urbi, Desarrollos Urbanos, S.A.de C.V.(3)	1,848,281	3,870,615

		25,120,099
POLAND - 0.6%
Polski Koncern Naftowy Orlen S.A.(3)	237,797	3,272,229

RUSSIA - 6.2%
Eurasia Drilling Company Ltd. (DR)	84,076	1,954,767
Eurasia Drilling Company Ltd., 144A (DR)	26,670	620,078
Globaltrans Investment PLC (DR)	231,715	3,496,579
LSR Group O.J.S.C. (DR)(3)	391,870	3,330,895
LUKOIL (DR)	127,356	7,233,821
Magnit OAO	8,714	1,010,824
Magnitogorsk Iron & Steel Works (DR)	501,693	6,506,958
Mobile TeleSystems (DR)	281,601	5,978,389
Razguliay Group(3)(4)	1,323,641	1,921,651

		32,053,962
SOUTH AFRICA - 8.3%
ABSA Group Limited	271,821	5,225,640
African Bank Investments Limited	774,215	3,982,010
Barloworld Limited	390,125	2,619,397
Harmony Gold Mining Company Limited	384,846	4,306,587
Impala Platinum Holdings Limited	330,376	8,531,642
Life Healthcare Group Holdings Pte Ltd.	1,230,898	2,550,004
Mondi Limited	492,963	4,031,260
Mr. Price Group Limited	506,524	3,996,818
MTN Group Limited	442,015	7,990,228

		43,233,586
SWEDEN - 0.6%
Alliance Oil Co Ltd. (DR)(3)	247,968	3,333,047

TAIWAN - 10.9%
Acer Inc.	1,229,573	3,124,949
Cathay Financial Holding Co., Ltd.	2,308,356	3,528,128
Chinatrust Financial Holding Company Ltd.	5,332,299	3,362,396
E Ink Holdings Inc.(3)	3,390,000	6,575,677
Far Eastern Textile Ltd.	2,771,091	3,814,059
Hon Hai Precision Industry Co., Ltd.	1,978,656	7,441,771
HTC Corporation	340,620	7,730,089
MediaTek Incorporation	467,794	6,573,358
Taiwan Fertilizer Co., Ltd.	1,386,000	4,329,933
Taiwan Semiconductor Manufacturing Company Ltd.	4,990,647	9,904,138

		56,384,498

	Shares Held	Value

THAILAND - 2.9%
Bangkok Bank Public Company Limited (DR)	796,000	$4,091,466
Bumrungrad Hospital Public Company Limited (DR)	2,022,500	2,332,372
Glow Energy Pcl (DR)	2,477,800	3,490,147
Siam Commercial Bank Public Company Limited (DR)	1,443,500	4,922,644

		14,836,629
TURKEY - 4.7%
Cimsa Cimento Sanayi ve Ticaret A.S.	469,269	3,568,462
Ford Otomotiv Sanayi A.S.	351,476	3,012,894
Tekfen Holding A.S.	1,059,181	4,320,050
Tupras-Turkiye Petrol Rafinerileri A.S.	125,694	3,388,798
Turkcell Iletisim Hizmetleri AS	650,993	4,387,807
Turkiye Sinai Kalkinma Bankasi A.S.	3,400,251	5,711,942

		24,389,953
UNITED ARAB EMIRATES - 0.5%
Air Arabia	12,066,887	2,727,017

UNITED KINGDOM - 0.6%
Antofagasta plc	156,586	3,040,323

Total common and preferred stocks (Cost $430,211,937)		496,102,555

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 5.7%
Repurchase agreement with Fixed Income Clearing Corporation, 0.08%, dated 9/30/2010, due 10/1/2010, maturity value $29,535,066(6) (Cost $29,535,000)	$29,535,000	29,535,000

Total investments - 101.1% (Cost $459,746,937)		525,637,555

Other assets less liabilities - (1.1%)		(5,841,523)

Total net assets - 100.0%(7)		$519,796,032

(1)

Security is restricted. The shares of Banco do Brasil S.A. and Julio Simoes Logistica SA were acquired in a private placement. Additionally, the shares of Banco do Brasil S.A. and Julio Simoes Logistica SA are freely tradeable outside the United States, where the Fund expects to trade them.

11

Security	Acquisition Dates	Cost	Value	Percentage of Total Net Assets
Banco do Brasil S.A.	7/1/2010	$1,477,126	$2,050,471	0.4%
Julio Simoes Ligistica SA	4/20/2010	1,338,815	1,422,193	0.3

			$3,472,664	0.7%

(2)	Non-voting shares.
(3)	Non-income producing security.
(4)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds, Inc. In total, securities valued at a fair value were $3,107,342 or 0.6% of total net assets.

(5)

Security has been determined to be illiquid under procedures established by the board of directors of Artisan Funds, Inc. In total, the value of securities determined to be illiquid were $4,658,355 or 0.9% of total net assets.

(6)	Collateralized by:

Issuer	Maturity	Value
U.S. Treasury Bill	12/30/2010	$30,129,928

(7)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - September 30, 2010
	Value	Percentage of Total Net Assets
Consumer Discretionary	$43,372,472	8.3%
Consumer Staples	38,180,320	7.3
Energy	56,920,407	11.0
Financials	82,181,521	15.8
Healthcare	14,122,162	2.7
Industrials	49,543,619	9.5
Information Technology	64,812,038	12.5
Materials	76,788,555	14.8
Telecommunication Services	54,798,710	10.5
Utilities	15,382,751	3.0

Total common and preferred stocks	496,102,555	95.4
Short-term investments	29,535,000	5.7

Total investments	525,637,555	101.1
Other assets less liabilities	(5,841,523)	(1.1)

Total net assets	$519,796,032	100.0%

CURRENCY EXPOSURE - September 30, 2010
	Value	Percentage of Total Investments
Brazilian real	$100,924,600	19.2%
British pound	3,040,323	0.6
Chilean peso	4,321,915	0.8
Czech koruna	4,366,477	0.8
Egyptian pound	7,495,697	1.4
Hong Kong dollar	57,586,762	11.0
Hungarian forint	3,629,195	0.7
Indian rupee	32,371,920	6.2
Indonesian rupiah	25,348,617	4.8
Korean won	39,595,608	7.5
Mexican peso	25,120,099	4.8
Polish zloty	3,272,229	0.6
South African rand	43,233,586	8.2
Swedish krona	3,333,047	0.7
Taiwan dollar	56,384,498	10.7
Thai baht	14,836,629	2.8
Turkish lira	24,389,953	4.7
United Arab Emirates dirham	2,727,017	0.5
U.S. dollar	73,659,383	14.0

Total investments	$525,637,555	100.0%

TOP TEN HOLDINGS - September 30, 2010
Company Name	Country	Percentage of Total Net Assets
Petroleo Brasileiro S.A.	Brazil	4.2%
Samsung Electronics Co., Ltd.	Korea	3.8
Companhia Vale do Rio Doce	Brazil	3.1
China Mobile Limited	China	2.1
America Movil SAB de C.V.	Mexico	2.0
Huabao International Holdings Limited	China	1.9
Taiwan Semiconductor Manufacturing Company Ltd.	Taiwan	1.9
Impala Platinum Holdings Limited	South Africa	1.6
MTN Group Limited	South Africa	1.5
HTC Corporation	Taiwan	1.5

Total		23.6%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

12

ARTISAN INTERNATIONAL FUND

Schedule of Investments – September 30, 2010

	Shares Held	Value

COMMON STOCKS - 98.3%

AUSTRALIA - 1.8%
Coca-Cola Amatil Limited	1,587,568	$18,382,870
Foster’s Group Limited	25,774,441	152,712,257

		171,095,127
BELGIUM - 1.3%
Anheuser-Busch InBev NV	2,159,104	127,007,676

CANADA - 2.7%
Canadian National Railway Company	743,902	47,624,606
Canadian Pacific Railway Limited	3,513,630	214,085,476

		261,710,082
CHINA - 9.6%
Baidu, Inc., Class A (DR)(1)	2,005,444	205,798,663
Beijing Enterprises Holdings Ltd.	7,010,353	49,965,204
China Construction Bank, H Shares	161,438,100	141,487,344
China Life Insurance Co., Limited, H Shares	29,132,407	114,894,817
China Merchants Holdings International Company Limited	12,922,265	46,966,738
China Overseas Land & Investment Limited	23,655,168	50,061,267
China Resources Land Limited	26,222,700	53,331,899
Ctrip.com International, Ltd. (DR)(1)	2,273,978	108,582,449
Huabao International Holdings Limited	80,561,405	126,466,927
Tencent Holdings Limited	1,242,300	27,139,312

		924,694,620
DENMARK - 1.2%
Danske Bank A/S(1)	4,937,395	119,126,802

FINLAND - 0.1%
Fortum Oyj	409,722	10,718,644

FRANCE - 10.0%
BNP Paribas	2,547,131	181,153,915
Compagnie de Saint-Gobain	1,951,549	86,810,477
Electricite de France	673,884	29,066,800
LVMH Moet Hennessy Louis Vuitton SA	146,623	21,507,502
Natixis(1)	15,617,384	89,419,695
Pernod Ricard SA	2,960,307	247,182,917
Unibail-Rodamco	722,110	160,115,374
Vinci SA	2,958,458	148,297,778

		963,554,458

	Shares Held	Value

GERMANY - 12.8%
Adidas AG	181,324	$11,224,898
BASF SE	220,364	13,895,524
Bayer AG	4,600,372	320,785,106
Daimler AG(1)	4,367,096	276,597,055
Deutsche Post AG	9,090,307	164,880,402
Linde AG	1,929,353	251,130,645
Muenchener Rueckversicherungs-Gesellschaft AG	908,787	125,872,663
Rhoen-Klinikum AG	1,121,218	24,738,785
Siemens AG	458,911	48,441,026

		1,237,566,104
HONG KONG - 12.5%
BOC Hong Kong (Holdings) Limited	19,494,912	61,684,411
Cheung Kong (Holdings) Limited	5,876,000	88,986,126
Henderson Land Development Company Limited	9,513,700	67,746,113
Hong Kong Exchanges & Clearing Limited	4,632,600	91,232,757
Hongkong Land Holdings Limited	1,971,600	12,243,636
Li & Fung Limited	25,690,899	145,194,961
New World Development Company Limited	7,059,206	14,193,291
NWS Holdings Limited	33,563,746	65,666,647
Sands China Ltd.(1)	172,079,625	309,168,237
Sino Land Company Limited	27,773,800	57,417,240
Sun Hung Kai Properties Limited	8,450,100	145,611,575
Wynn Macau Limited(1)	82,909,272	143,616,724

		1,202,761,718
INDIA - 0.8%
Housing Development Finance Corporation Ltd.	4,860,299	78,883,188

ISRAEL - 0.5%
Teva Pharmaceutical Industries Limited (DR)	889,258	46,908,359

ITALY - 1.6%
Intesa Sanpaolo	47,236,532	153,421,605

JAPAN - 4.1%
HONDA MOTOR CO., LTD.	3,019,400	107,169,169
MITSUI & CO., LTD.	7,191,000	106,986,368
Nitori Co., Ltd.	423,800	35,435,122
SOFTBANK Corp	3,954,700	129,375,727
SUZUKI MOTOR CORPORATION	711,686	14,970,300

		393,936,686

13

	Shares Held	Value

NETHERLANDS - 8.8%
Akzo Nobel N.V.	1,765,278	$108,906,872
ASML Holding N.V.	13,430,506	401,153,291
ING Groep N.V.(1)	18,731,372	194,325,526
TNT NV	5,227,772	140,468,476

		844,854,165
SINGAPORE - 1.8%
City Developments Limited	2,549,800	24,739,904
Genting Singapore PLC(1)	57,115,571	80,780,900
Oversea-Chinese Banking Corporation Limited	9,788,900	65,874,660

		171,395,464
SPAIN - 2.4%
Amadeus IT Holding SA(1)	5,418,884	99,691,550
Industria de Diseno Textil, S.A.	1,640,791	130,338,852

		230,030,402
SWEDEN - 1.1%
Sandvik AB	7,141,724	109,451,303

SWITZERLAND - 9.3%
Adecco SA	2,365,571	123,616,823
Holcim Ltd.	2,078,403	133,462,809
Nestle SA	6,830,464	363,888,252
Roche Holding AG	247,870	35,465,855
Swatch Group AG - Bearer Shares	289,387	108,875,361
UBS AG(1)	7,998,558	135,771,584

		901,080,684
TURKEY - 0.1%
Coca-Cola Icecek AS	738,938	9,041,653

UNITED KINGDOM - 12.3%
Diageo plc	2,365,625	40,729,102
Experian PLC	21,133,212	230,063,180
HSBC Holdings plc	12,709,650	128,778,001
Imperial Tobacco Group plc	4,538,871	135,258,182
Kingfisher PLC	52,640,977	193,668,597
Tesco plc	44,797,052	298,375,848
WPP plc	14,625,269	161,857,652

		1,188,730,562
UNITED STATES - 3.5%
Accenture plc, Class A	3,807,576	161,783,904
Covidien plc	2,097,345	84,292,296
Philip Morris International Inc.	1,700,105	95,239,882

		341,316,082

Total common stocks (Cost $7,914,876,919)		9,487,285,384

	Par Amount	Value

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 0.9%
Repurchase agreement with Fixed Income Clearing Corporation, 0.08%, dated 9/30/10, due 10/1/10, maturity value $80,771,179(2) (Cost $80,771,000)	$80,771,000	$80,771,000

Total investments - 99.2% (Cost $7,995,647,919)		9,568,056,384

Other assets less liabilities - 0.8%		80,612,525

Total net assets - 100.0%(3)		$9,648,668,909

(1)	Non-income producing security.
(2)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	2.375%	9/30/2014	$82,390,225

(3)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - September 30, 2010
	Value	Percentage of Total Net Assets
Consumer Discretionary	$1,848,987,779	19.2%
Consumer Staples	1,487,818,639	15.4
Financials	2,356,373,393	24.4
Healthcare	512,190,401	5.3
Industrials	1,583,324,504	16.4
Information Technology	895,566,720	9.3
Materials	633,862,777	6.6
Telecommunication Services	129,375,727	1.3
Utilities	39,785,444	0.4

Total common stocks	9,487,285,384	98.3
Short-term investments	80,771,000	0.9

Total investments	9,568,056,384	99.2
Other assets less liabilities	80,612,525	0.8

Total net assets	$9,648,668,909	100.0%

14

CURRENCY EXPOSURE - September 30, 2010
	Value	Percentage of Total Investments
Australian dollar	$171,095,127	1.8%
British pound	1,188,730,562	12.4
Danish krone	119,126,802	1.3
Euro	3,567,153,054	37.3
Hong Kong dollar	1,800,831,590	18.8
Indian rupee	78,883,188	0.8
Japanese yen	393,936,686	4.1
Singapore dollar	171,395,464	1.8
Swedish krona	109,451,303	1.1
Swiss franc	901,080,684	9.4
Turkish lira	9,041,653	0.1
U.S. dollar	1,057,330,271	11.1

Total investments	$9,568,056,384	100.0%

TOP TEN HOLDINGS - September 30, 2010
Company Name	Country	Percentage of Total Net Assets
ASML Holding N.V.	Netherlands	4.2%
Nestle SA	Switzerland	3.8
Bayer AG	Germany	3.3
Sands China Ltd.	Hong Kong	3.2
Tesco plc	United Kingdom	3.1
Daimler AG	Germany	2.9
Linde AG	Germany	2.6
Pernod Ricard SA	France	2.6
Experian PLC	United Kingdom	2.4
Canadian Pacific Railway Limited	Canada	2.2

Total		30.3%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

15

ARTISAN INTERNATIONAL VALUE FUND

Schedule of Investments – September 30, 2010

	Shares Held	Value

COMMON STOCKS AND EQUITY-LINKED SECURITIES - 93.8%

BELGIUM - 1.0%
Groupe Bruxelles Lambert S.A.	378,078	$31,502,162

DENMARK - 1.1%
Carlsberg A/S, Class B	358,048	37,332,143

FRANCE - 10.5%
Gemalto NV	908,088	37,268,523
Publicis Groupe	2,267,426	107,692,851
Societe Television Francaise 1	2,045,796	31,849,604
Sodexo	1,453,712	94,332,411
Total SA	1,564,357	80,623,328

		351,766,717
GERMANY - 0.9%
HeidelbergCement AG	614,486	29,612,633

HONG KONG - 3.0%
Guoco Group Limited	9,114,800	100,500,866

IRELAND - 2.2%
Ryanair Holdings PLC, Equity-Linked Security, 144A(1)(2)(3)(4)	13,794,291	73,621,855

JAPAN - 8.1%
Credit Saison Co., Ltd.	4,081,359	54,561,531
Daiwa Securities Group Inc.	10,154,431	40,992,372
MEITEC CORPORATION(5)	620,901	11,535,906
Mitsubishi UFJ Financial Group, Inc.	8,915,500	41,544,436
Mitsubishi UFJ Financial Group, Inc.(4)	3,654,200	17,027,836
SANKYO CO., LTD.	1,268,838	67,180,929
SEINO HOLDINGS CO., LTD.	1,949,800	11,795,029
Unihair Co., Ltd.	1,956,400	25,872,851

		270,510,890
KOREA - 0.4%
Lotte Chilsung Beverage Co., Ltd.	21,747	14,685,543

	Shares Held	Value

NETHERLANDS - 0.7%
Wolters Kluwer NV	1,103,968	$23,176,765

SWITZERLAND - 17.2%
Adecco SA	1,992,367	104,114,431
Givaudan SA	74,815	76,440,503
Nestle SA	1,046,604	55,757,105
Novartis AG	2,024,202	116,077,731
Panalpina Welttransport Holding AG(5)	989,552	108,758,577
Pargesa Holding SA	1,383,506	101,019,239
Tamedia AG	135,772	13,126,078

		575,293,664
UNITED KINGDOM - 30.2%
BAE Systems plc	6,198,793	33,332,079
Brit Insurance Holdings PLC(5)	2,014,412	32,435,496
Carpetright PLC	2,192,260	26,930,672
Compass Group PLC	13,770,309	114,756,541
Diageo plc	5,355,735	92,209,997
Experian PLC	17,587,491	191,463,281
Home Retail Group plc	10,461,309	33,853,348
Lancashire Holdings Ltd	4,353,427	37,955,317
Lloyds Banking Group plc(5)	65,655,153	76,445,619
Qinetiq Group PLC(6)	41,112,031	69,620,328
Reed Elsevier PLC	11,969,116	101,156,251
Royal Dutch Shell PLC, Class A	2,328,244	70,430,602
Savills Plc(6)	8,553,847	40,849,189
Unilever plc (DR)	2,740,408	79,745,873
Vitec Group PLC	625,988	4,956,156

		1,006,140,749
UNITED STATES - 18.5%
Accenture plc, Class A	2,141,356	90,986,217
Arch Capital Group Ltd.(5)(6)	1,543,774	129,368,261
Covidien plc	3,173,210	127,531,310
Signet Jewelers Ltd.(5)(6)	4,397,187	139,566,715
Tyco Electronics Ltd.	4,462,063	130,381,481

		617,833,984

Total common stocks and equity-linked securities (Cost $2,678,700,358)		3,131,977,971

16

	Par Amount	Value

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 6.4%
Repurchase agreement with Fixed Income Clearing Corporation, 0.08%, dated 9/30/10, due 10/1/10, maturity value $211,731,471(7) (Cost $211,731,000)	$211,731,000	$211,731,000

Total investments - 100.2% (Cost $2,890,431,358)		3,343,708,971

Other assets less liabilities - (0.2%)		(5,994,889)

Total net assets - 100.0%(8)		$3,337,714,082

(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds, Inc. In total, securities valued at a fair value were $73,621,855 or 2.2% of total net assets.

(2)	Non-voting shares.
(3)

Security is an equity-linked participation certificate issued by HSBC Bank plc. As described in Note 2(h) in Notes to Financial Statements, equity-linked participation certificates are subject to counterparty risk with respect to the bank or broker-dealer that issues them.

(4)

Security is restricted. The shares of Ryanair Holdings PLC were acquired in a transaction under Rule 144A of the Securities Act of 1933, as amended. The shares of restricted securities may be resold in transactions exempt from registration to qualified institutional buyers. The shares of Mitsubishi UFG Financial Group, Inc., were acquired in a private placement. Additionally, the shares of the Mitsubishi UFJ Financial Group, Inc. are freely tradeable outside the United States, where the Fund expects to trade them.

Security	Acquisition Dates	Cost	Value	Percentage of Total Net Assets
Ryanair Holdings PLC	9/17/08- 8/3/10	$55,058,070	$73,621,855	2.2%
Mitsubishi UFJ Financial Group, Inc.	12/14/2009	17,639,402	17,027,836	0.5

			$90,649,691	2.7%

(5)	Non-income producing security.
(6)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (6) in Notes to Financial Statements.
(7)	Collateralized by:

Issuer	Maturity	Value
U.S. Treasury Bill	3/31/2011	$215,968,815

(8)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - September 30, 2010
	Value	Percentage of Total Net Assets
Consumer Discretionary	$758,578,321	22.7%
Consumer Staples	305,603,512	9.2
Energy	151,053,930	4.5
Financials	704,202,324	21.1
Healthcare	243,609,041	7.3
Industrials	604,241,486	18.1
Information Technology	258,636,221	7.7
Materials	106,053,136	3.2

Total common stocks	3,131,977,971	93.8
Short-term investments	211,731,000	6.4

Total investments	3,343,708,971	100.2
Other assets less liabilities	(5,994,889)	(0.2)

Total net assets	$3,337,714,082	100.0%

CURRENCY EXPOSURE - September 30, 2010
	Value	Percentage of Total Investments
British pound	$855,964,274	25.6%
Danish krone	37,332,143	1.1
Euro	580,110,734	17.4
Hong Kong dollar	100,500,866	3.0
Japanese yen	270,510,890	8.1
Korean won	14,685,543	0.4
Swiss franc	575,293,664	17.2
U.S. dollar	909,310,857	27.2

Total investments	$3,343,708,971	100.0%

17

TOP TEN HOLDINGS - September 30, 2010
Company Name	Country	Percentage of Total Net Assets
Experian PLC	United Kingdom	5.7%
Signet Jewelers Ltd.	United States	4.2
Tyco Electronics Ltd.	United States	3.9
Arch Capital Group Ltd.	United States	3.9
Covidien plc	United States	3.8
Novartis AG	Switzerland	3.5
Compass Group PLC	United Kingdom	3.4
Panalpina Welttransport Holding AG	Switzerland	3.3
Publicis Groupe	France	3.2
Adecco SA	Switzerland	3.1

Total		38.0%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The Fund owns Pargesa Holding SA (Pargesa), which represents 3.0% of the Fund’s total net assets, and Groupe Bruxelles Lambert SA (GBL), which represents 1.0% of the Fund’s total net assets. Pargesa is the parent company of GBL. If aggregated, the Fund’s holdings of both securities would represent 4.0% of the Fund’s total net assets and would be one of the Fund’s top ten holdings.

The accompanying notes are an integral part of the financial statements.

18

ARTISAN MID CAP FUND

Schedule of Investments – September 30, 2010

	Shares Held	Value

COMMON STOCKS - 97.7%

CONSUMER DISCRETIONARY - 20.7%
Auto Components - 2.4%
BorgWarner Inc.(1)	2,196,399	$115,574,515

Automobiles - 0.2%
Tesla Motors, Inc.(1)	371,700	7,530,642

Distributors - 1.5%
LKQ Corporation(1)	3,522,901	73,276,341

Hotels, Restaurants & Leisure - 7.0%
Chipotle Mexican Grill, Inc., Class A(1)	356,100	61,249,200
Ctrip.com International, Ltd. (DR)(1)(2)	2,027,200	96,798,800
Home Inns & Hotels Management, Inc. (DR)(1)(2)	745,700	36,867,408
Starbucks Corporation	316,183	8,087,961
Starwood Hotels & Resorts Worldwide, Inc.	1,599,022	84,028,606
Wynn Resorts, Limited	652,200	56,591,394

		343,623,369
Household Durables - 1.6%
Garmin Ltd.	1,009,200	30,629,220
Harman International Industries, Incorporated(1)	1,344,500	44,919,745

		75,548,965
Internet & Catalog Retail - 0.5%
Netflix, Inc.(1)	144,000	23,351,040

Multiline Retail - 0.7%
Kohl’s Corporation(1)	636,864	33,549,996

Specialty Retail - 1.1%
Dick’s Sporting Goods, Inc., Class A(1)	1,233,500	34,587,340
O’Reilly Automotive, Inc.(1)	311,400	16,566,480

		51,153,820
Textiles, Apparel & Luxury Goods - 5.7%
Coach, Inc.	2,346,100	100,788,456

	Shares Held	Value

CONSUMER DISCRETIONARY (CONTINUED)
Textiles, Apparel & Luxury Goods (Continued)
Fossil, Inc.(1)	637,300	$34,280,367
lululemon athletica inc.(1)	1,032,300	46,164,456
Polo Ralph Lauren Corporation, Class A	1,074,600	96,563,556

		277,796,835
ENERGY - 5.0%
Energy Equipment & Services - 5.0%
Cameron International Corporation(1)	2,281,400	98,008,944
Core Laboratories N.V.	394,300	34,714,172
Dresser-Rand Group Inc.(1)	1,414,796	52,191,824
Helmerich & Payne, Inc.	1,495,700	60,516,022

		245,430,962
FINANCIALS - 7.4%
Capital Markets - 1.8%
Ares Capital Corporation	2,822,500	44,172,125
Greenhill & Co., Inc.	574,286	45,552,366

		89,724,491
Commercial Banks - 2.8%
FirstMerit Corporation	3,834,600	70,249,872
HDFC BANK LIMITED (DR)(2)	360,048	66,382,050

		136,631,922
Diversified Financial Services - 2.5%
CME Group Inc., Class A	270,841	70,540,539
MSCI Inc.(1)	1,527,100	50,714,991

		121,255,530
Real Estate Management & Development - 0.3%
E-House China Holdings Ltd. (DR)(2)	738,300	13,931,721

HEALTHCARE - 12.4%
Biotechnology - 0.6%
Human Genome Sciences, Inc.(1)	686,200	20,441,898
Vertex Pharmaceuticals Incorporated(1)	292,500	10,111,725

		30,553,623
Health Care Equipment & Supplies - 2.5%
Edwards Lifesciences Corporation(1)	1,397,200	93,682,260

19

	Shares Held	Value

HEALTHCARE (CONTINUED)
Health Care Equipment & Supplies (Continued)
Intuitive Surgical, Inc.(1)	56,112	$15,921,219
Masimo Corporation	530,200	14,479,762

		124,083,241
Health Care Providers & Services - 0.5%
Community Health Systems, Inc.(1)	817,800	25,327,266

Health Care Technology - 4.7%
athenahealth, Inc.(1)(3)	1,680,000	55,473,600
Cerner Corporation(1)	2,080,100	174,707,599

		230,181,199
Life Sciences Tools & Services - 1.0%
Illumina, Inc.(1)	994,296	48,919,363

Pharmaceuticals - 3.1%
Allergan, Inc.	2,259,061	150,295,328

INDUSTRIALS - 18.7%
Aerospace & Defense - 3.0%
Precision Castparts Corp.	1,157,120	147,359,232

Air Freight & Logistics - 3.9%
C.H. Robinson Worldwide, Inc.	1,727,202	120,765,964
Expeditors International of Washington, Inc.	1,525,727	70,534,359

		191,300,323
Electrical Equipment - 3.8%
Cooper Industries plc	1,619,000	79,217,670
Roper Industries, Inc.	1,646,354	107,309,354

		186,527,024
Machinery - 4.7%
Cummins Inc.	1,594,300	144,411,694
Gardner Denver, Inc.	1,328,600	71,319,248
PACCAR Inc	245,806	11,835,559

		227,566,501
Professional Services - 2.4%
IHS Inc.(1)	1,243,300	84,544,400
Verisk Analytics, Inc., Class A(1)	1,114,300	31,211,543

		115,755,943
Road & Rail - 0.9%
J.B. Hunt Transport Services, Inc.	1,307,126	45,357,272

	Shares Held	Value

INFORMATION TECHNOLOGY - 33.5%
Communications Equipment - 2.0%
Juniper Networks, Inc.(1)	3,212,727	$97,506,265

Computers & Peripherals - 1.5%
NetApp, Inc.(1)	1,462,775	72,831,567

Electronic Equipment & Instruments - 5.4%
Agilent Technologies, Inc.(1)	3,972,900	132,575,673
Trimble Navigation Limited(1)	3,674,599	128,757,949

		261,333,622
Internet Software & Services - 3.4%
GSI Commerce, Inc.(1)(3)	3,010,400	74,356,880
MercadoLibre, Inc.(1)	1,283,000	92,606,940

		166,963,820
IT Services - 0.9%
Cognizant Technology Solutions Corporation, Class A(1)	702,100	45,264,387

Semiconductors & Semiconductor Equipment - 6.9%
ARM Holdings PLC (DR)(2)	4,334,100	81,307,716
Broadcom Corporation, Class A	2,717,219	96,162,380
Cree, Inc.(1)	1,189,811	64,594,839
First Solar, Inc.(1)	282,900	41,685,315
MEMC Electronic Materials, Inc.(1)	2,509,298	29,910,832
Varian Semiconductor Equipment Associates, Inc.(1)	794,200	22,857,076

		336,518,158
Software - 13.4%
ANSYS, Inc.(1)	1,804,300	76,231,675
Autodesk, Inc.(1)	550,537	17,600,668
Blackboard Inc.(1)	1,408,500	50,762,340
Citrix Systems, Inc.(1)	2,297,160	156,758,198
Concur Technologies, Inc.(1)	694,300	34,326,192
Red Hat, Inc.(1)	1,790,488	73,410,008
Rovi Corporation(1)	1,399,400	70,543,754
salesforce.com, inc.(1)	681,435	76,184,433
VanceInfo Technologies Inc. (DR)(1)(2)	321,900	10,410,246
VMware, Inc., Class A(1)	1,023,102	86,902,284

		653,129,798

Total common stocks (Cost $3,278,227,767)		4,765,154,081

20

	Par Amount	Value

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 1.5%
Repurchase agreement with Fixed Income Clearing Corporation, 0.08%, dated 9/30/2010, due 10/1/2010, maturity value $72,959,163(4) (Cost $72,959,000)	$72,959,000	$72,959,000

Total investments - 99.2% (Cost $3,351,186,767)		4,838,113,081

Other assets less liabilities - 0.8%		39,568,300

Total net assets - 100.0%(5)		$4,877,681,381

(1)	Non-income producing security.
(2)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for information on how a particular country is assigned.

Security	Country	Trading Currency
ARM Holdings PLC (DR)	United Kingdom	U.S. dollar
Ctrip.com International, Ltd. (DR)	China	U.S. dollar
E-House China Holdings Ltd. (DR)	China	U.S. dollar
HDFC BANK LIMITED (DR)	India	U.S. dollar
Home Inns & Hotels Management, Inc. (DR)	China	U.S. dollar
VanceInfo Technologies Inc. (DR)	China	U.S. dollar

(3)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (6) in Notes to Financial Statements.
(4)	Collateralized by:

Issuer	Maturity	Value
U.S. Treasury Bill	12/30/2010	$74,422,770

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

TOP TEN HOLDINGS - September 30, 2010
Company Name	Country	Percentage of Total Net Assets
Cerner Corporation	United States	3.6%
Citrix Systems, Inc.	United States	3.2
Allergan, Inc.	United States	3.1
Precision Castparts Corp.	United States	3.0
Cummins Inc.	United States	3.0
Agilent Technologies, Inc.	United States	2.7
Trimble Navigation Limited	United States	2.6
C.H. Robinson Worldwide, Inc.	United States	2.5
BorgWarner Inc.	United States	2.4
Roper Industries, Inc.	United States	2.2

Total		28.3%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

21

ARTISAN FUNDS, INC.

Statements of Assets and Liabilities – September 30, 2010

	EMERGING MARKETS	INTERNATIONAL
ASSETS:
Investments in securities, unaffiliated, at value	$496,102,555	$9,487,285,384
Short-term investments (repurchase agreements), at value	29,535,000	80,771,000

Total investments	525,637,555	9,568,056,384
Cash	1,077	442
Foreign currency	1,014,884	8,117,560
Net unrealized gain on foreign currency forward contracts	24,130	-
Receivable from investments sold	3,626,933	213,838,570
Receivable from fund shares sold	10,134,916	8,919,748
Dividends and interest receivable	1,045,343	23,380,840
Receivable from Adviser	305,801	-
Other assets	3,019	387,748

Total assets	541,793,658	9,822,701,292

LIABILITIES:
Net unrealized loss on foreign currency forward contracts	-	74,687
Payable for investments purchased	20,174,626	150,950,202
Payable for fund shares redeemed	21,109	18,521,434
Payable for operating expenses	1,097,439	3,620,542
Payable for foreign taxes	701,433	477,769
Payable for deferred directors’ compensation	3,019	387,749

Total liabilities	21,997,626	174,032,383

Total net assets	$519,796,032	$9,648,668,909

NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$471,534,146	$10,895,515,212
Net unrealized appreciation on investments and foreign currency related transactions	65,325,941	1,573,003,925
Accumulated undistributed net investment income	2,512,194	87,458,496
Accumulated net realized losses on investments and foreign currency related transactions	(19,576,249)	(2,907,308,724)

	$519,796,032	$9,648,668,909

SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares		$7,294,721,306
Institutional Shares	$284,187,126	$2,353,947,603
Advisor Shares	$235,608,906
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares		354,679,511
Institutional Shares	18,663,364	113,615,105
Advisor Shares	15,460,732
Net asset value, offering price and redemption price per share
Investor Shares		$20.57
Institutional Shares	$15.23	$20.72
Advisor Shares	$15.24
Cost of securities of unaffiliated issuers held	$459,746,937	$7,995,647,919
Cost of foreign currency	$1,015,501	$8,127,140

The accompanying notes are an integral part of the financial statements.

22

ARTISAN FUNDS, INC.

Statements of Assets and Liabilities – September 30, 2010 (Continued)

	INTERNATIONAL VALUE	MID CAP
ASSETS:
Investments in securities, unaffiliated, at value	$2,752,573,478	$4,635,323,601
Investments in securities, affiliated, at value	379,404,493	129,830,480
Short-term investments (repurchase agreements), at value	211,731,000	72,959,000

Total investments	3,343,708,971	4,838,113,081
Cash	764	117
Foreign currency	82	-
Net unrealized gain on foreign currency forward contracts	29,350	-
Receivable from investments sold	16,314,603	52,146,010
Receivable from fund shares sold	6,997,020	14,263,771
Dividends and interest receivable	17,083,118	1,908,211
Other assets	50,749	148,523

Total assets	3,384,184,657	4,906,579,713

LIABILITIES:
Payable for investments purchased	43,902,305	21,235,328
Payable for fund shares redeemed	1,344,146	5,526,170
Payable for operating expenses	991,088	1,988,311
Payable for foreign taxes	182,287	-
Payable for deferred directors’ compensation	50,749	148,523

Total liabilities	46,470,575	28,898,332

Total net assets	$3,337,714,082	$4,877,681,381

NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$3,047,143,978	$4,089,179,032
Net unrealized appreciation on investments and foreign currency related transactions	454,053,309	1,486,926,314
Accumulated undistributed net investment income (loss)	7,327,414	(133,356)
Accumulated net realized losses on investments and foreign currency related transactions	(170,810,619)	(698,290,609)

	$3,337,714,082	$4,877,681,381

SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$2,688,155,740	$4,375,235,417
Institutional Shares	$649,558,342	$502,445,964
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	108,652,534	148,061,107
Institutional Shares	26,229,090	16,474,552
Net asset value, offering price and redemption price per share
Investor Shares	$24.74	$29.55
Institutional Shares	$24.76	$30.50
Cost of securities of unaffiliated issuers held	$2,573,858,081	$3,211,813,761
Cost of securities of affiliated issuers held	$316,573,277	$139,373,006
Cost of foreign currency	$82	$-

The accompanying notes are an integral part of the financial statements.

23

ARTISAN FUNDS, INC.

Statements of Operations – For the Year Ended September 30, 2010

	EMERGING MARKETS	INTERNATIONAL
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(1)	$7,525,540	$205,689,397
Interest	2,184	45,600

Total investment income	7,527,724	205,734,997

EXPENSES:
Advisory fees	2,968,220	91,920,483
Transfer agent fees
Investor Shares		17,082,043
Institutional Shares	19,796	23,645
Advisor Shares	430,625
Shareholder communications
Investor Shares		1,050,582
Institutional Shares	11,588	33,619
Advisor Shares	28,180
Custodian fees	405,451	3,415,333
Accounting fees	70,145	70,444
Professional fees	69,089	419,469
Registration fees
Investor Shares		444,624
Institutional Shares	62,268	20,166
Advisor Shares	172,160
Directors’ fees	9,229	378,332
Other operating expenses	11,814	339,987

Total operating expenses	4,258,565	115,198,727
Loss amounts waived or paid by the Adviser	(305,801)	-

Net Expenses	3,952,764	115,198,727

Net investment income	3,574,960	90,536,270

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	9,711,870	(67,630,198)
Foreign currency related transactions	(1,401,436)	(3,039,027)

	8,310,434	(70,669,225)
Net increase in unrealized appreciation or depreciation on:
Investments	43,790,024	224,421,663
Foreign currency related transactions	(483,849)	1,804,497

	43,306,175	226,226,160

Net gain on investments and foreign currency related transactions	51,616,609	155,556,935

Net increase in net assets resulting from operations	$55,191,569	$246,093,205

(1)	Fund	Net of foreign taxes withheld on dividends, unaffiliated issuers
	Emerging Markets	$781,363
	International	20,165,822

The accompanying notes are an integral part of the financial statements.

24

ARTISAN FUNDS, INC.

Statements of Operations – For the Year Ended September 30, 2010 (Continued)

	INTERNATIONAL VALUE	MID CAP
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(1)	$66,887,917	$20,297,288
Dividends, from affiliated issuers	940,974	-
Interest	31,956	19,545

Total investment income	67,860,847	20,316,833

EXPENSES:
Advisory fees	25,166,097	41,580,590
Transfer agent fees
Investor Shares	4,374,277	10,192,089
Institutional Shares	20,036	19,856
Shareholder communications
Investor Shares	354,333	572,785
Institutional Shares	14,109	14,602
Custodian fees	653,595	127,404
Accounting fees	68,582	56,999
Professional fees	147,480	191,341
Registration fees
Investor Shares	189,166	104,880
Institutional Shares	59,953	18,512
Directors’ fees	93,949	163,325
Other operating expenses	74,409	139,487

Total operating expenses	31,215,986	53,181,870

Net investment income (loss)	36,644,861	(32,865,037)

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments(1)	(19,658,432)	94,003,462
Foreign currency related transactions	(904,711)	-

	(20,563,143)	94,003,462
Net increase in unrealized appreciation or depreciation on:
Investments	263,314,758	818,286,600
Foreign currency related transactions	715,584	-

	264,030,342	818,286,600

Net gain on investments and foreign currency related transactions	243,467,199	912,290,062

Net increase in net assets resulting from operations	$280,112,060	$879,425,025

(1)	Fund	Net of foreign taxes withheld on dividends, unaffiliated issuers	Including net realized loss on investments from affiliated issuers
	International Value	$4,094,930	$(3,031,860)
	Mid Cap	54,543	(1,744,945)

The accompanying notes are an integral part of the financial statements.

25

ARTISAN FUNDS, INC.

Statements of Changes in Net Assets (Continued)

	EMERGING MARKETS		INTERNATIONAL
	Year Ended 9/30/2010	Year Ended 9/30/2009	Year Ended 9/30/2010	Year Ended 9/30/2009
OPERATIONS:
Net investment income	$3,574,960	$743,057	$90,536,270	$132,762,575
Net realized gain (loss) on:
Investments	9,711,870	(26,362,147)	(67,630,198)	(2,628,919,339)
Foreign currency related transactions	(1,401,436)	(230,806)	(3,039,027)	(2,414,432)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments	43,790,024	52,745,622	224,421,663	2,629,216,166
Foreign currency related transactions	(483,849)	20,169	1,804,497	613,814

Net increase in net assets resulting from operations	55,191,569	26,915,895	246,093,205	131,258,784

DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares			(94,522,015)	(73,117,872)
Institutional Shares	(988,454)	(747,694)	(34,565,734)	(37,487,951)
Advisor Shares	(508,663)	(51,612)
Net realized gains on investment transactions:
Investor Shares	-	-	-	(274,728,222)
Institutional Shares	-	(59,063)	-	(101,344,058)
Advisor Shares	-	(4,077)	-

Total distributions paid to shareholders	(1,497,117)	(862,446)	(129,087,749)	(486,678,103)

FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	311,692,460	55,346,259	(1,096,191,271)	(820,456,337)

Total increase (decrease) in net assets	365,386,912	81,399,708	(979,185,815)	(1,175,875,656)

Net assets, beginning of period	154,409,120	73,009,412	10,627,854,724	11,803,730,380

Net assets, end of period	$519,796,032	$154,409,120	$9,648,668,909	$10,627,854,724

Accumulated undistributed net investment income	$2,512,194	$716,697	$87,458,496	$129,049,002

The accompanying notes are an integral part of the financial statements.

26

ARTISAN FUNDS, INC.

Statements of Changes in Net Assets (Continued)

	INTERNATIONAL VALUE		MID CAP
	Year Ended 9/30/2010	Year Ended 9/30/2009	Year Ended 9/30/2010	Year Ended 9/30/2009
OPERATIONS:
Net investment income (loss)	$36,644,861	$11,511,387	$(32,865,037)	$(17,497,526)
Net realized gain (loss) on:
Investments	(19,658,432)	(139,186,395)	94,003,462	(769,509,214)
Foreign currency related transactions	(904,711)	9,770,470	-	-
Net increase in unrealized appreciation or depreciation on:
Investments	263,314,758	299,492,429	818,286,600	792,263,717
Foreign currency related transactions	715,584	548,147	-	-

Net increase in net assets resulting from operations	280,112,060	182,136,038	879,425,025	5,256,977

DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares	(34,819,928)	(10,176,045)	-	-
Institutional Shares	(7,409,299)	(2,362,145)	-	-
Net realized gains on investment transactions:
Investor Shares	-	-	-	(40,893,720)
Institutional Shares	-	-	-	(5,219,106)

Total distributions paid to shareholders	(42,229,227)	(12,538,190)	-	(46,112,826)

FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	1,080,085,597	634,624,462	(144,809,327)	(85,588,305)

Total increase (decrease) in net assets	1,317,968,430	804,222,310	734,615,698	(126,444,154)

Net assets, beginning of period	2,019,745,652	1,215,523,342	4,143,065,683	4,269,509,837

Net assets, end of period	$3,337,714,082	$2,019,745,652	$4,877,681,381	$4,143,065,683

Accumulated undistributed net investment income (loss)	$7,327,414	$13,816,491	$(133,356)	$(104,290)

The accompanying notes are an integral part of the financial statements.

27

ARTISAN FUNDS, INC.

Financial Highlights – For a share outstanding throughout each period

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years or, if shorter, the period of the Fund’s operations. Certain information reflects financial results for a single Fund share, The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

	ARTISAN EMERGING MARKETS FUND
	Institutional Shares
	Year or Period Ended
	9/30/2010	9/30/2009	9/30/2008	9/30/2007	9/30/2006(5)

Net Asset Value Beginning of Period	$13.02	$11.15	$16.71	$11.15	$10.00
Net Investment Income(1)	0.17	0.09	0.18	0.09	0.03
Net Realized and Unrealized Gain (Loss) on Investments	2.15	1.91	(5.41)	5.81	1.12

Total Income (Loss) from Investment Operations	2.32	2.00	(5.23)	5.90	1.15

Dividends from Net Investment Income	(0.11)	(0.12)	(0.01)	(0.03)	-
Distributions from Net Realized Gains	-	(0.01)	(0.32)	(0.31)	-

Total Distributions	(0.11)	(0.13)	(0.33)	(0.34)	-

Net Asset Value End of Period	$15.23	$13.02	$11.15	$16.71	$11.15

Total Return(2)	17.94%	18.66%	(31.91)%	53.99%	11.50%
Net Assets End of Period (millions)	$284.2	$104.0	$69.8	$18.4	$5.9
Ratio of Expenses to Average Net Assets(3)(4)	1.31%	1.50%	1.50%	1.44%	1.40%
Ratio of Net Investment Income to Average Net Assets(3)(4)	1.25%	1.02%	1.17%	0.67%	1.07%
Portfolio Turnover Rate(2)	25.89%	56.88%	42.24%	71.28%	24.26%

(1)	Computed based on average shares outstanding.
(2)	Periods less than twelve months (where applicable) are not annualized.
(3)	Periods less than twelve months (where applicable) are annualized.
(4)

The ratios of expenses to average net assets and net investment income (loss) to average net assets exclude expenses waived or paid by the Adviser or the board of directors. Absent expenses waived or paid by the Adviser or the board of directors, the ratios of expenses to average net assets and net investment income (loss) to average net assets would have been as follows:

Year or Period Ended	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets
9/30/2009	1.81%	0.71%
9/30/2008	1.51%	1.16%
9/30/2007	3.19%	(1.08)%
9/30/2006	7.58%	(5.11)%

(5)	For the period from commencement of operations (June 26, 2006) through September 30, 2006.

28

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Financial Highlights – For a share outstanding throughout each period (Continued)

	ARTISAN INTERNATIONAL FUND
	Institutional Shares
	Year Ended
	9/30/2010	9/30/2009	9/30/2008	9/30/2007	9/30/2006

Net Asset Value Beginning of Period	$20.29	$20.51	$33.99	$28.92	$24.54
Net Investment Income(1)	0.22	0.28	0.42	0.37	0.22
Net Realized and Unrealized Gain (Loss) on Investments	0.49	0.46	(9.16)	7.52	4.62

Total Income (Loss) from Investment Operations	0.71	0.74	(8.74)	7.89	4.84

Dividends from Net Investment Income	(0.28)	(0.26)	(0.27)	(0.49)	(0.46)
Distributions from Net Realized Gains	-	(0.70)	(4.47)	(2.33)	-

Total Distributions	(0.28)	(0.96)	(4.74)	(2.82)	(0.46)

Net Asset Value End of Period	$20.72	$20.29	$20.51	$33.99	$28.92

Total Return	3.54%	5.25%	(29.83)%	28.99%	20.07%
Net Assets End of Period (millions)	$2,353.9	$2,912.7	$3,043.8	$5,049.3	$4,116.0
Ratio of Expenses to Average Net Assets	0.98%	0.99%	0.98%	0.98%	1.00%
Ratio of Net Investment Income to Average Net Assets	1.10%	1.76%	1.50%	1.22%	0.82%
Portfolio Turnover Rate	70.51%	82.38%	54.42%	66.30%	57.80%

(1)	Computed based on average shares outstanding.

The accompanying notes are an integral part of the financial statements.

29

ARTISAN FUNDS, INC.

Financial Highlights – For a share outstanding throughout each period (Continued)

	ARTISAN INTERNATIONAL VALUE FUND
	Institutional Shares
	Year Ended
	9/30/2010	9/30/2009	9/30/2008	9/30/2007

Net Asset Value Beginning of Period	$22.83	$21.22	$28.53	$26.71
Net Investment Income(1)	0.36	0.21	0.52	0.41
Net Realized and Unrealized Gain (Loss) on Investments	2.02	1.66	(5.58)	3.14

Total Income (Loss) from Investment Operations	2.38	1.87	(5.06)	3.55

Dividends from Net Investment Income	(0.45)	(0.26)	(0.58)	(0.45)
Distributions from Net Realized Gains	-	-	(1.67)	(1.28)

Total Distributions	(0.45)	(0.26)	(2.25)	(1.73)

Net Asset Value End of Period	$24.76	$22.83	$21.22	$28.53

Total Return	10.66%	9.14%	(18.92)%	13.48%
Net Assets End of Period (millions)	$649.6	$280.2	$186.1	$218.9
Ratio of Expenses to Average Net Assets	1.01%	1.04%	1.03%	1.06%
Ratio of Net Investment Income to Average Net Assets	1.57%	1.17%	2.10%	1.47%
Portfolio Turnover Rate	21.02%	55.49%	44.72%	45.60%

(1)	Computed based on average shares outstanding.

The accompanying notes are an integral part of the financial statements.

30

ARTISAN FUNDS, INC.

Financial Highlights – For a share outstanding throughout each period (Continued)

	ARTISAN MID CAP FUND
	Institutional Shares
	Year Ended
	9/30/2010	9/30/2009	9/30/2008	9/30/2007	9/30/2006

Net Asset Value Beginning of Period	$25.00	$24.71	$37.78	$32.24	$31.21
Net Investment Loss(1)	(0.14)	(0.06)	(0.14)	(0.16)	(0.10)
Net Realized and Unrealized Gain (Loss) on Investments	5.64	0.63	(7.03)	9.17	2.46

Total Income (Loss) from Investment Operations	5.50	0.57	(7.17)	9.01	2.36

Dividends from Net Investment Income	-	-	-	-	-
Distributions from Net Realized Gains	-	(0.28)	(5.90)	(3.47)	(1.33)

Total Distributions	-	(0.28)	(5.90)	(3.47)	(1.33)

Net Asset Value End of Period	$30.50	$25.00	$24.71	$37.78	$32.24

Total Return	22.00%	2.77%	(22.23)%	30.17%	7.66%
Net Assets End of Period (millions)	$502.4	$454.5	$537.2	$785.4	$797.9
Ratio of Expenses to Average Net Assets	0.96%	0.97%	0.95%	0.95%	0.95%
Ratio of Net Investment Loss to Average Net Assets	(0.51)%	(0.32)%	(0.46)%	(0.47)%	(0.31)%
Portfolio Turnover Rate	63.46%	68.39%	79.76%	71.04%	73.59%

(1)	Computed based on average shares outstanding.

The accompanying notes are an integral part of the financial statements.

31

ARTISAN FUNDS, INC.

Notes to Financial Statements – September 30, 2010

(1)	Organization:

Artisan Funds, Inc. (“Artisan Funds”) was incorporated on January 5, 1995, as a Wisconsin corporation and is registered under the Investment Company Act of 1940, as amended. Artisan Funds is a series comprised of twelve open-end, diversified mutual funds. Artisan Emerging Markets Fund (“Emerging Markets Fund” or “Emerging Markets”), Artisan International Fund (“International Fund” or “International”), Artisan International Value Fund (“International Value Fund” or “International Value”) and Artisan Mid Cap Fund (“Mid Cap Fund” or “Mid Cap”), each a series of Artisan Funds (each a “Fund,” and collectively, the “Funds”), commenced operations on June 26, 2006, December 28, 1995, September 23, 2002 and June 27, 1997, respectively. Each Fund’s investment objective is to seek long-term capital growth.

Emerging Markets Fund offers shares of capital stock of two classes – Institutional Shares and Advisor Shares – and has offered Institutional Shares since the commencement of operations and began offering Advisor Shares on June 2, 2008. Advisor Shares are sold to employee benefit plans, clients of financial advisors, clients of sponsored programs and institutional or other investors. All investments and exchanges are subject to approval by the Fund. International Fund, International Value Fund and Mid Cap Fund offer shares of capital stock of two classes – Institutional Shares and Investor Shares – and have offered Investor Shares since the commencement of operations. International Fund, International Value Fund and Mid Cap Fund began offering Institutional Shares on July 1, 1997, October 1, 2006 and July 1, 2000, respectively. Institutional Shares are sold to institutional investors meeting certain minimum investment requirements.

Each class of shares has equal rights with respect to portfolio assets and voting privileges. Each class has exclusive voting rights with respect to any matters involving only that class.

Income, expenses not specific to a particular class and realized and unrealized gains and losses were allocated daily to each class of shares based upon the relative net asset value of outstanding shares. Expenses attributable to a particular class of shares, such as transfer agency fees, shareholder communication expenses and registration fees, were allocated directly to that class.

Each Fund is managed by Artisan Partners Limited Partnership (the “Adviser”). The Adviser is wholly owned by Artisan Partners Holdings LP (“Artisan Holdings”).

(2)	Summary of significant accounting policies:

The following is a summary of significant accounting policies of the Funds in effect during the period covered by the financial statements, which were in accordance with United States generally accepted accounting principles.

(a)

Security valuation – The net asset value (“NAV”) of the shares of each class of each Fund was determined as of the close of regular session trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m., Eastern Time) each day the NYSE was open for regular session trading. The NAV of each class of shares was determined by dividing the value of each Fund’s securities and other assets attributed to that class, less

32

NOTES TO FINANCIAL STATEMENTS

its liabilities attributed to that class, by the number of outstanding shares of that class of that Fund.

In determining NAV, each equity security traded on a securities exchange, including over-the-counter securities, was valued at the closing price as of the time of valuation on the exchange or market designated by the Fund’s accounting agent or pricing vendor as the principal exchange (the “principal exchange”). The closing price provided by the pricing vendor for a principal exchange may differ and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Absent closing price information from the principal exchange as of the time of valuation, the security was valued using the closing price on another exchange on which the security traded (if such price is made available by the pricing vendor) or the most recent bid quotation on the principal exchange or, if not available, another exchange or in the over-the-counter market, except that securities listed on the London Stock Exchange were valued at the mean of the most recent bid and asked quotations as of the time of valuation. Short-term investments, other than repurchase agreements, maturing within sixty days from the valuation date were valued at amortized cost, which approximates market value.

Securities for which prices were not readily available were valued by Artisan Funds’ valuation committee (the “valuation committee”) at a fair value determined in good faith under procedures established by and under the general supervision of Artisan Funds’ board of directors (the “board of directors”). A price was considered to be not readily available if, among other things, the valuation committee believed that the price determined as described in the preceding paragraph did not reflect a fair value of the security.

Emerging Markets Fund, International Fund, and International Value Fund generally invested a significant portion, and perhaps as much as substantially all, of their total assets in securities principally traded in markets outside the U.S. The foreign markets in which the Funds invested were sometimes open on days when the NYSE was not open and the Funds did not calculate their NAVs, and sometimes were not open on days when the Funds did calculate their NAVs. Even on days on which both the foreign market and the NYSE were open, several hours may have passed between the time when trading in the foreign market closed and the time as of which the Funds calculate their NAVs. That was generally the case for markets in Europe, Asia, Australia and other far eastern markets; the regular closing time of foreign markets in North and South America was generally the same as the closing time of the NYSE and the time as of which the Funds calculated their NAVs.

The valuation committee concluded that a price determined under the Funds’ valuation procedures was not readily available if, among other things, the valuation committee believed that the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded but before the time for determination of NAV (“subsequent event”). A subsequent event might include a company-specific development (for example, announcement of a merger that is made after the close of the foreign market), a development that might affect an entire market or region (for example, imposition of

33

NOTES TO FINANCIAL STATEMENTS

foreign exchange controls by a foreign government), a potentially global development (such as a terrorist attack that may be expected to have an impact on investor expectations worldwide) or a significant change in one or more U.S. securities indexes. Artisan Funds monitored for subsequent events using several tools. An indication by any of those tools of a potential material change in the value of securities resulted in either a meeting of the valuation committee, which considered whether a subsequent event had occurred and whether local market closing prices continued to represent fair values for potentially affected non-U.S. securities, and/or a valuation based on information provided by a third party research service. This third party research service was used to assist in determining estimates of fair values for foreign securities. That service utilized statistical data based on historical performance of securities, markets and other data in developing factors used to estimate a fair value.

Estimates of fair values utilized by the Funds as described above may differ from the value realized on the subsequent sale of those securities and from quoted or published prices for those securities. The differences may have been material to the NAV of the applicable Fund or to the information presented.

Foreign stocks as an asset class may underperform U.S. stocks, and foreign stocks may be more volatile than U.S. stocks. Risks relating to investment in foreign securities (including, but not limited to, depository receipts and participation certificates) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices and political instability.

(b)	Fair Value Measurements – Under generally accepted accounting principles for fair value measurement, accounting standards clarify the definition of fair value for financial reporting, establish a framework for measuring fair value and require additional disclosures about the use of fair value measurements. In accordance with this standard, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. The standard establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The three-tier hierarchy of inputs is summarized in three broad levels:

•	Level 1 – quoted prices in active markets for identical investments
•

Level 2 – other significant observable inputs (including but not limited to quoted prices for similar securities, interest rates, credit risks, etc. In circumstances where securities trading primarily outside the U.S. whose value the Fund adjusted as result of significant market movements following the close of local trading are classified as level 2.)

34

NOTES TO FINANCIAL STATEMENTS

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining a fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities.

The following table summarizes each Fund’s investments by major security type, based on the inputs used to determine their fair values as of September 30, 2010:

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerging Markets
Equity Securities(1)
Emerging Asia	$231,063,388	$1,185,691	$-	$232,249,079
Latin America	130,366,613	-	-	130,366,613
Emerging Europe, Middle East & Africa	122,879,842	1,921,651	-	124,801,493
Developed Markets	8,685,370	-	-	8,685,370
Repurchase Agreements	-	29,535,000	-	29,535,000
Total	$492,995,213	$32,642,342	$-	$525,637,555
International
Equity Securities(1)
Americas	$603,026,164	$-	$-	$603,026,164
Emerging Markets	1,012,619,461	-	-	1,012,619,461
Europe	46,908,359	-	-	46,908,359
Middle East	5,885,542,405	-	-	5,885,542,405
Pacific Basin	1,939,188,995	-	-	1,939,188,995
Repurchase Agreements	-	$80,771,000	-	$80,771,000
Total	$9,487,285,384	$80,771,000	$-	$9,568,056,384
International Value
Equity and Equity-Linked Securities(1)
Americas	$617,833,984	$-	$-	$617,833,984
Emerging Markets	14,685,543	-	-	14,685,543
Europe	2,054,824,833	73,621,855	-	2,128,446,688
Pacific Basin	371,011,756	-	-	371,011,756
Repurchase Agreements	-	211,731,000	-	211,731,000
Total	$3,058,356,116	$285,352,855	$-	$3,343,708,971
Mid Cap
Equity Securities(1)	$4,765,154,081	$-	$-	$4,765,154,081
Repurchase Agreements	-	72,959,000	-	72,959,000
Total	$4,765,154,081	$72,959,000	$-	$4,838,113,081

(1)See Fund’s Schedule of Investments for sector or country classifications.

35

NOTES TO FINANCIAL STATEMENTS

As of September 30, 2010, there were no significant transfers between Level 1, Level 2 and Level 3 securities.

(c)	Taxes – No provision was made for federal income taxes or excise taxes since each Fund intends to (i) comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and (ii) distribute to its shareholders substantially all of its taxable income as well as net realized gains from the sale of investment securities. The Funds may utilize earnings and profits distributed to shareholders on redemptions of Fund shares as part of the dividends paid deduction.

The Funds have analyzed the tax positions taken on federal income tax returns for all open tax years (fiscal years 2007 through 2010) and have concluded that as of September 30, 2010, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

The Funds may be subject to taxes on realized gains from the sale of investment securities imposed by certain countries in which the Funds invest. The foreign tax expense, if any, was recorded on an accrual basis and is included in “Net realized gain (loss) on investments” on the accompanying Statement of Operations. The amount of foreign tax owed is included in “Payable for foreign taxes” on the accompanying Statements of Assets and Liabilities.

(d)	Portfolio transactions – In determining a Fund’s NAV, security transactions and shareholder transactions were accounted for no later than one business day after trade date, in accordance with applicable regulations. However, for financial reporting purposes, security transactions and shareholder transactions were recorded on trade date in accordance with United States generally accepted accounting principles. Net realized gains and losses on securities were computed on specific security lot identification.

(e)	Foreign currency translation – Values of foreign investments, open foreign currency forward contracts, payables for capital gains taxes and cash denominated in foreign currencies were translated into U.S. dollars using a spot market rate of exchange as of the time of determination of each Fund’s NAV on the day of valuation. Payables and receivables for securities transactions, dividend and reclaim receivables and other receivables and payables denominated in a foreign currency were translated into U.S. dollars using a spot market rate of exchange as of 12:00 p.m. (Eastern Time) on the day of valuation. Purchases and sales of investments and dividend and interest income were translated into U.S. dollars using a spot market rate of exchange as of 12:00 p.m. (Eastern Time) on the date of such transactions. The portion of security gains or losses resulting from changes in foreign exchange rates was included with net realized and unrealized gain or loss from investments, as appropriate, for both financial reporting and tax purposes.

The Funds may enter into foreign currency forward contracts to hedge the foreign currency exposure on open payables and receivables. These foreign currency forward contracts, or spot contracts, generally settle within two business days. The Funds also may enter into foreign currency forward contracts to hedge against foreign currency exchange

36

NOTES TO FINANCIAL STATEMENTS

rate risks on its non-U.S. dollar denominated investment securities, although they generally do not do so. Foreign currency forward contracts were recorded at market value and any related realized and unrealized gains and losses were reported as foreign currency related transactions for financial reporting purposes. For tax purposes, these foreign exchange gains and losses were treated as ordinary income or loss. The Funds could be exposed to loss if the counterparties fail to perform under these contracts. For the period ended September 30, 2010, the Funds entered only into spot contracts.

Other foreign currency related transaction gains and losses may result from currency gains and losses realized from the difference between the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. The net increase (decrease) in unrealized appreciation or depreciation on foreign currency related transactions arose from changes in the values of assets and liabilities, other than investments in securities, resulting from changes in foreign exchange rates.

(f)	Repurchase agreements – Each Fund may enter into repurchase agreements with institutions that the Adviser determined were creditworthy pursuant to criteria adopted by the board of directors. Repurchase agreements were recorded at cost plus accrued interest and were collateralized in an amount greater than or equal to the repurchase price plus accrued interest. Collateral (in the form of U.S. government securities) was held by the Funds’ custodian and in the event of default on the obligation of the counterparty to repurchase, the Funds had the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the proceeds from any sale of such collateral were less than the repurchase price, the Fund would have suffered a loss.

(g)	Depositary receipts – Each of the Funds may invest in depositary receipts. Depositary receipts are typically issued by a financial institution (a “depositary”), evidencing ownership interests in a security issued by an issuer and deposited with the depositary.

(h)	Equity-linked participation certificates – Emerging Markets Fund, International Fund, and International Value Fund may invest in equity-linked participation certificates. Equity-linked participation certificates are derivative securities which are designed to provide synthetic exposure to one or more underlying securities. An investment in an equity-linked participation certificate typically entitles the holder to a return equal to the market return of the underlying security or securities, subject to the credit risk of the issuing financial institution.

(i)	Commission recapture – Each of the Funds had the ability to direct portfolio trades to various brokers that have agreed to rebate a portion of the commissions generated. Such cash rebates were made directly to the applicable Fund and were included in net realized gain or loss on investments in the Statements of Operations year ended September 30, 2010 as follows:

Emerging Markets	$-
International	-
International Value	23,640
Mid Cap	268,329

37

NOTES TO FINANCIAL STATEMENTS

(j)	Use of estimates – The preparation of financial statements in conformity with United States generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(k)	Indemnifications – In the normal course of business, the Funds have entered into contracts in which the Funds agree to indemnify the other party or parties against various potential costs or liabilities. The Funds’ maximum exposure under these arrangements is unknown. No claim had been made for indemnification pursuant to any such agreement of the Funds.

(l)	Other – Dividend income less foreign taxes withheld, if any, was generally recorded on the ex-dividend date. In some cases, the information was not available to the Fund on the ex-dividend date. In such cases, which may have included private placements and foreign securities, dividends were recorded as soon after the ex-dividend date as reliable information became available to the Funds. Non-cash dividends included in dividend income, if any, were generally recorded at the fair market value of securities received. Interest income was reported on the accrual basis. Distributions to shareholders were recorded on the ex-dividend date. Expenses attributable to Artisan Funds were generally allocated to each Fund based on net assets. However, other expense allocation methodologies were used, depending on the nature of the expense item. Expenses attributable to a particular Fund or class were allocated directly to that Fund or class.

The character of income and net realized gains and losses may differ in some instances for financial statement and tax purposes and may result in reclassification of permanent differences among certain capital accounts to more appropriately conform financial accounting to tax characterizations of dividend and capital gain distributions.

Emerging Markets Fund, International Fund, and International Value Fund generally imposed a 2% redemption fee on shares held 90 days or less. Those redemption fees were recorded as a reduction in the cost of shares redeemed and had the primary effect of increasing paid-in capital. Each Fund reserved the right to waive or reduce the 2% redemption fee on shares held 90 days or less at its discretion when the Fund believed such waiver was in the best interests of the Fund, including but not limited to when it determined that imposition of the redemption fee was not necessary to protect the Fund from the effects of short-term trading. The Funds waived the fee on redemption of shares held by certain authorized agents or other Fund intermediaries and otherwise in accordance with the Funds’ prospectus.

(3)	Transactions with affiliates:

The Adviser, with which the officers and a director of Artisan Funds were affiliated, provided investment advisory and administrative services to the Funds. In exchange for those services, each Fund pays a monthly management fee to the Adviser as follows:

Emerging Markets Fund

Average Daily Net Assets	Annual Rate
All	1.050%

38

NOTES TO FINANCIAL STATEMENTS

International Fund

Average Daily Net Assets	Annual Rate
Less than $500 million	1.000%
$500 million to $750 million	0.975
$750 million to $1 billion	0.950
$1 billion to $12 billion	0.925
Greater than $12 billion	0.900

International Value Fund and Mid Cap Fund

Average Daily Net Assets	Annual Rate
Less than $500 million	1.000%
$500 million to $750 million	0.975
$750 million to $1 billion	0.950
Greater than $1 billion	0.925

The Adviser has contractually agreed to waive its management fee, and to the extent that fee waiver is insufficient, to reimburse Emerging Markets Fund for any ordinary operating expenses in an amount sufficient to cause the Fund’s ordinary operating expenses, including the management fee, to be not more than 1.50% of average daily net assets, annually. This contract continues through February 1, 2011, at which time the Adviser will determine whether to renew, revise or discontinue it. For the year ended September 30, 2010, the Adviser paid operating expenses on behalf of the Advisor Shares of Emerging Markets Fund. Emerging Markets Fund reimbursed the Adviser annually for operating expenses paid on their behalf up to 1.50% of average daily net assets, annually. The amount of operating expenses owed to the Adviser as of September 30, 2010, is included in payable for advisory fees and payable for operating expenses on the Statements of Assets and Liabilities for Emerging Markets Fund.

The officers and director of Artisan Funds who are affiliated with the Adviser receive no compensation from the Funds.

Prior to April 1, 2010, each director who was not an affiliated person of the Adviser received an annual retainer of $170,000, payable quarterly, as well as reimbursement of expenses related to his duties as a director of Artisan Funds. The amount of the annual retainer increases by $10,000 with each new series of Artisan Funds. In addition, the non-interested chair of the board of directors received an annual retainer of $60,000, payable quarterly, and each chair of a board committee who was a non-interested director received an annual retainer of $30,000, payable quarterly. Effective April 1, 2010, each director who was not an affiliated person of the Adviser received an annual retainer of $180,000, payable quarterly, due to the commencement of operations of Global Equity Fund. The other additional annual retainer fees were unchanged. These fees were generally allocated to each of the Artisan Funds based on net assets, subject to a minimum allocation of $1,500 to each Fund per quarter.

Artisan Funds has adopted a deferred compensation plan for directors who are not affiliated persons of the Adviser that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Funds. For purposes of determining the amount owed to the directors under the plan, deferred amounts were

39

NOTES TO FINANCIAL STATEMENTS

invested in shares of the Artisan Funds as selected by the individual directors. Each Fund purchased shares of the Artisan Funds selected for deferral by the director in amounts equal to his investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets were included as a component of “Other assets” on the Statement of Assets and Liabilities. Deferral of directors’ fees under the plan did not affect the net assets of the Funds, and did not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the plan.

Shares of Artisan Funds were offered for sale by Artisan Distributors LLC (“Distributors”). Distributors is wholly owned by Artisan Holdings. All distribution expenses relating to the Funds were paid by the Adviser.

(4)	Line of credit arrangement:

Artisan Funds is party to a line of credit agreement with State Street Bank and Trust Company (“SSB”), which expires in August 2011, under which each Fund may borrow up to $75 million, provided that such borrowing does not exceed the least of (a) 33 1/3% of its adjusted net assets, with adjusted net assets being total assets less total liabilities (excluding indebtedness for borrowed money), after giving effect to the loan (b) the maximum amount the Fund may borrow under applicable law, (c) the limitations included in the Fund’s prospectus, or (d) any limitations on borrowings in any agreement with any governmental authority or regulator; provided that the aggregate borrowings by all Artisan Funds may not exceed $100 million. For the period October 1, 2009 to August 17, 2010, Artisan Funds paid an up-front fee of 0.05% and a commitment fee at the annual rate of 0.10% on the unused portion of the line of credit and interest was charged on any borrowings at the current Federal Funds rate plus 1.25%. Effective August 18, 2010, Artisan Funds paid a commitment fee at the annual rate of 0.125% on the unused portion of the line of credit and interest was charged on any borrowings at the current Federal Funds rate plus 1.25%. For the periods October 1, 2009 to August 17, 2010, and August 18, 2010 to August 17, 2011, SSB agreed to waive 0.05% and 0.025%, respectively, of the commitment fee by reducing the Funds’ custody expenses. The use of the line of credit was generally restricted to temporary borrowing for extraordinary or emergency purposes. During the year ended September 30, 2010, there were no borrowings under the line of credit for Emerging Markets Fund, International Fund, International Value Fund, or Mid Cap Fund.

(5)	Investment transactions:

The cost of securities purchased and the proceeds from the sale of securities (excluding short-term securities) for the year ended September 30, 2010 were as follows:

Fund	Security Purchases	Security Sales
Emerging Markets	$364,745,200	$70,971,238
International	6,697,169,972	7,872,882,679
International Value	1,582,440,844	514,114,228
Mid Cap	2,696,786,786	2,838,159,286

(6)	Transactions in securities of affiliates:

The table below shows information about securities of the Funds’ “affiliates” (as defined below) that were held by the Funds, purchased or sold by the Funds, or from which

40

NOTES TO FINANCIAL STATEMENTS

dividends were received by the Funds during the year ended September 30, 2010. The Funds identify a company as an affiliate for the purpose of this report if one or more of the Funds owned, in the aggregate, voting securities that it believed represented 5% or more of that company’s outstanding voting securities (as defined by the Investment Company Act of 1940) during the year ended September 30, 2010.

		As of 9/30/09			Net Realized Gain (Loss)		As of 9/30/10
Fund	Security	Share Balance	Purchase Cost	Sales Cost		Dividend Income(1)	Share Balance	Value

International Value
	Arch Capital Group Ltd.(2)(3)	1,276,234	$21,458,377	$2,666,744	$70,505	$-	1,543,774	$129,368,261
	Qinetiq Group PLC(2)	-	79,873,167	-	-	-	41,112,031	69,620,328
	Savills Plc(2)	4,373,849	20,245,734	-	-	940,974	8,553,847	40,849,189
	Signet Jewelers Ltd.(2)(3)	3,212,986	46,640,171	16,605,638	(3,102,365)	-	4,397,187	139,566,715
	Total(4)		$168,217,449	$19,272,382	$(3,031,860)	$940,974		$379,404,493
Mid Cap
	athenahealth, Inc.(2)(3)	833,900	$38,205,101	$4,266,376	$(1,759,800)	$-	1,680,000	$55,473,600
	GSI Commerce, Inc.(2)(3)	-	72,762,598	168,160	14,855	-	3,010,400	74,356,880
	Total(4)		$110,967,699	$4,434,536	$(1,744,945)	$-		$129,830,480

(1)	Net of foreign taxes withheld, if any.
(2)	Issuer was not an affiliate as of September 30, 2009.
(3)	Non-income producing security.
(4)	Total value as of September 30, 2010 is presented for only those issuers that were affiliates as of September 30, 2010.

(7)	Information for Federal income tax purposes:

For Federal income tax purposes, the cost of investments, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation on investments as of September 30, 2010 was as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation on Investments
Emerging Markets	$470,718,783	$63,411,929	$(8,493,157)	$54,918,772
International	8,089,479,822	1,622,956,374	(144,379,812)	1,478,576,562
International Value	2,950,936,105	456,652,869	(63,880,003)	392,772,866
Mid Cap	3,367,326,547	1,517,099,379	(46,312,845)	1,470,786,534

The difference between cost of investments for financial reporting and cost of investments for Federal income tax purposes was due primarily to timing differences in recognizing certain gains and losses on security transactions (e.g., wash sale loss deferrals and passive foreign investment company transactions).

41

NOTES TO FINANCIAL STATEMENTS

The tax characterization of ordinary income dividends and long-term capital gain distributions paid during the year ended September 30, 2010 and the year ended September 30, 2009 were as follows:

	Year Ended 9/30/10		Year Ended 9/30/09
Fund	Ordinary Income Dividends	Long-Term Capital Gain Distributions	Ordinary Income Dividends	Long-Term Capital Gain Distributions	Tax Return of Capital Distributions
Emerging Markets	$1,497,117	$-	$862,446	$-	$-
International	129,087,749	-	168,596,974	318,081,129	-
International Value	42,229,227	-	12,538,190	-	-
Mid Cap	-	-	-	46,112,826	-

Ordinary income dividends and long-term capital gain distributions were determined in accordance with income tax regulations that impose treatment that is different from the treatment that would result from the application of U.S. generally accepted accounting principles for such items as net short-term gains, wash sale loss deferrals, passive foreign investment company transactions, foreign currency transactions, net investment losses and post-October losses. Gains on redemptions-in-kind for International Fund of $123,107,002 were included in net realized gain (loss) on investments in the Statement of Operations for the period ended September 30, 2010, and were not recognized for Federal income tax purposes.

Additional tax information as of and for the year ended September 30, 2010 follows:

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Post-October Losses
Emerging Markets	$4,825,565	$-	$-
International	87,734,055	-	186,125,712
International Value	31,175,089	-	14,002,705
Mid Cap	-	-	46,910,687

As of September 30, 2010, the Funds had capital loss carryovers as follows:

	Expiring 2017	Expiring 2018	Total
Emerging Markets	$4,542,143	$6,358,806	$10,900,949
International	846,687,411	1,780,663,697	2,627,351,108
International Value	21,273,231	98,466,874	119,740,105
Mid Cap	133,629,309	501,610,833	635,240,142

42

NOTES TO FINANCIAL STATEMENTS

(8)	Fund share activities:

Capital share transactions for the Funds were as follows:

	EMERGING MARKETS		INTERNATIONAL
Year ended September 30, 2010	Institutional Shares	Advisor Shares	Investor Shares	Institutional Shares
Proceeds from shares issued	$173,420,897	$177,492,508	$1,714,558,253	$254,936,522
Net asset value of shares issued in reinvestment of dividends and distributions	983,707	499,770	85,906,490	32,932,785
Cost of shares redeemed(1)	(23,531,254)	(17,173,168)	(2,313,012,514)	(871,512,807)

Net increase (decrease) from fund share transactions	$150,873,350	$160,819,110	$(512,547,771)	$(583,643,500)

Shares sold	12,304,761	12,812,565	87,169,342	12,936,483
Shares issued in reinvestment of dividends and distributions	73,686	37,352	4,233,932	1,614,352
Shares redeemed	(1,700,418)	(1,260,856)	(119,470,363)	(44,484,274)

Net increase (decrease) in capital shares	10,678,029	11,589,061	(28,067,089)	(29,933,439)

	EMERGING MARKETS		INTERNATIONAL
Year ended September 30, 2009	Institutional Shares	Advisor Shares	Investor Shares	Institutional Shares
Proceeds from shares issued	$36,046,627	$42,105,884	$1,592,516,571	$172,950,986
Net asset value of shares issued in reinvestment of dividends and distributions	801,388	55,689	331,783,610	136,080,351
Cost of shares redeemed(1)	(20,916,631)	(2,746,698)	(2,620,368,565)	(433,419,290)

Net increase (decrease) from fund share transactions	$15,931,384	$39,414,875	$(696,068,384)	$(124,387,953)

Shares sold	3,727,344	3,845,456	102,961,075	11,471,176
Shares issued in reinvestment of dividends and distributions	104,212	7,232	22,089,455	9,017,916
Shares redeemed	(2,106,464)	(268,708)	(173,003,712)	(25,335,842)

Net increase (decrease) in capital shares	1,725,092	3,583,980	(47,953,182)	(4,846,750)

(1)	Net of redemption fees of:

Fund	9/30/2010	9/30/2009
Emerging Markets - Institutional Shares	$1,851	$618
Emerging Markets - Advisor Shares	1,609	36
International - Investor Shares	527,683	940,168
International - Institutional Shares	167,725	357,772

43

NOTES TO FINANCIAL STATEMENTS

	INTERNATIONAL VALUE		MID CAP
Year ended September 30, 2010	Investor Shares	Institutional Shares	Investor Shares	Institutional Shares
Proceeds from shares issued	$1,211,662,210	$330,197,912	$744,135,004	$19,299,101
Net asset value of shares issued in reinvestment of dividends and distributions	31,364,232	5,318,821	-	-
Cost of shares redeemed(1)	(483,111,162)	(15,346,416)	(842,511,453)	(65,731,979)

Net increase (decrease) from fund share transactions	$759,915,280	$320,170,317	$(98,376,449)	$(46,432,878)

Shares sold	52,013,751	14,377,757	28,632,435	694,723
Shares issued in reinvestment of dividends and distributions	1,378,042	233,794	-	-
Shares redeemed	(20,943,757)	(655,580)	(32,462,368)	(2,402,397)

Net increase (decrease) in capital shares	32,448,036	13,955,971	(3,829,933)	(1,707,674)

	INTERNATIONAL VALUE		MID CAP
Year ended September 30, 2009	Investor Shares	Institutional Shares	Investor Shares	Institutional Shares
Proceeds from shares issued	$998,478,418	$89,768,173	$736,881,835	$40,963,051
Net asset value of shares issued in reinvestment of dividends and distributions	9,494,289	1,837,654	40,618,187	5,181,307
Cost of shares redeemed(1)	(442,674,211)	(22,279,861)	(787,631,410)	(121,601,275)

Net increase (decrease) from fund share transactions	$565,298,496	$69,325,966	$(10,131,388)	$(75,456,917)

Shares sold	52,470,821	4,662,123	38,015,250	2,178,933
Shares issued in reinvestment of dividends and distributions	527,754	102,319	2,392,119	297,093
Shares redeemed	(25,344,403)	(1,262,697)	(43,513,929)	(6,036,669)

Net increase (decrease) in capital shares	27,654,172	3,501,745	(3,106,560)	(3,560,643)

(1)	Net of redemption fees of:

Fund	9/30/2010	9/30/2009
International Value - Investor Shares	$323,433	$604,391
International Value - Institutional Shares	70,638	107,009

(9)	Subsequent Events:

The Funds have evaluated subsequent events through the date of issuance of the Funds’ financial statements and have determined there is no impact to the Funds’ financial statements.

44

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders of Artisan Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Artisan Emerging Markets Fund, Artisan International Fund, Artisan International Value Fund, and Artisan Mid Cap Fund (four of the twelve portfolios constituting Artisan Funds, Inc.) (the “Funds”) as of September 30, 2010, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2010, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Artisan Emerging Markets Fund, Artisan International Fund, Artisan International Value Fund, and Artisan Mid Cap Fund of Artisan Funds, Inc. at September 30, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Chicago, Illinois

November 19, 2010

45

NOTES TO FINANCIAL STATEMENTS

Other Federal tax information (unaudited):

The Internal Revenue Code requires that shareholders be notified within 60 days of the Funds’ fiscal year-end of certain information regarding long-term capital gains, qualified dividend income and the dividends received deduction for corporate shareholders. This data is informational only. Every year in January, shareholders are sent a Form 1099-DIV which provides the federal tax status of dividends and distributions received during the calendar year. Shareholders are advised to consult their own tax advisor with respect to the specific tax consequences of investment in the Funds.

Each Fund hereby designates the following amounts as (i) long-term capital gain distributions for purposes of the dividends paid deduction (including earnings and profits distributed to shareholders on redemption of Fund shares), (ii) the amount of ordinary dividends paid during the fiscal year ended September 30, 2010 that are considered qualified dividend income as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003, and (iii) the amount of ordinary dividends paid during the fiscal year ended September 30, 2010 that are eligible for the dividends received deduction available to certain corporate shareholders.

Fund	Long-Term Capital Gains	Qualified Dividend Income	Dividends Received Deduction
Emerging Markets	-	69.87%	-
International	-	100.00	4.85%
International Value	-	54.47	-
Mid Cap	-	-	-

46

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of Artisan Funds, you may incur transaction costs, including redemption fees, and you will incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2010 to September 30, 2010.

Actual Expenses

The first line under the name of each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the name of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line below each Fund’s name in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio for the six months ended September 30, 2010 and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/2010	Ending Account Value 9/30/2010	Expenses Paid During Period 4/1/2010-9/30/2010(1)
Artisan Emerging Markets - Institutional Shares
Actual	$1,000.00	$1,069.50	$6.80
Hypothetical (5% return before expenses)	$1,000.00	$1,018.50	$6.63
Artisan International Fund - Institutional Shares
Actual	$1,000.00	$1,022.70	$4.97
Hypothetical (5% return before expenses)	$1,000.00	$1,020.16	$4.96
Artisan International Value Fund - Institutional Shares
Actual	$1,000.00	$1,029.50	$5.14
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$5.11

47

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

	Beginning Account Value 4/1/2010	Ending Account Value 9/30/2010	Expenses Paid During Period 4/1/2010-9/30/2010(1)
Artisan Mid Cap Fund - Institutional Shares
Actual	$1,000.00	$1,087.70	$5.02
Hypothetical (5% return before expenses)	$1,000.00	$1,020.26	$4.86

(1)

Expenses are equal to the Fund’s ratio of expenses to average net assets for the six-month period ended September 30, 2010 (shown below), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Fund	Annualized Ratio of Expenses to Average Net Assets for the Six-Month Period Ended September 30, 2010
Artisan Emerging Markets Fund - Institutional Shares	1.31%
Artisan International Fund - Institutional Shares	0.98%
Artisan International Value Fund - Institutional Shares	1.01%
Artisan Mid Cap Fund - Institutional Shares	0.96%

48

NOTES ON MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE AND PORTFOLIO HOLDINGS’ CLASSIFICATION

The discussions of each Fund included in this report include statistical information about the portfolios of each of the Funds. Except as otherwise noted, that information is as of

September 30, 2010. That information will vary with changes in a Fund’s portfolio investments. The performance information for each Fund relative to its benchmark index discussed in this report was prepared by the Adviser using information reported by FactSet Databases (“FactSet”). For the purposes of assigning portfolio securities to a particular country, the Adviser considers an issuer to be from a particular country as designated by its securities information vendors. The Adviser currently uses MSCI Inc. as its primary source and FactSet as a secondary source for this information. In the event (i) the Adviser’s securities information vendors do not assign a security to a particular country or if the published classification appears to be erroneous, or (ii) its primary vendor does not assign a security to a particular country and the secondary vendor has assigned a security to a particular country by using a methodology that is not the same as the methodology the primary vendor uses to assign a country, the Adviser assigns the security to a country using the primary vendor’s published criteria (to the extent available) or the Adviser’s own judgment. The primary information vendor’s criteria include the identity of the jurisdiction of the issuer’s incorporation, the main equity trading market for the issuer’s securities, the geographical distribution of the issuer’s operations and the location of the issuer’s headquarters. Country designations may change over time.

For the purposes of assigning portfolio securities to a particular sector and industry, the Adviser assigns securities in accordance with the sector and industry classifications of the Global Industry Classification Standard (GICS®) developed by MSCI Inc. and Standard & Poor’s (to the extent available) as a primary source and FactSet (to the extent available) as a secondary source for this information. In the event the Adviser’s securities information vendors do not classify a security to a particular sector or industry or if the published classification appears to be erroneous, the Adviser classifies the security according to its own judgment, using other securities information vendors, the company description and other publicly available information about the company’s peer group. Sector and industry classifications may change over time.

The names of portfolio securities reflected in this report are as reported by the Funds’ data providers, may not represent the legal name of the entity and, in some cases, are translations of non-English names.

Descriptions of Indices

Each Fund’s performance is compared in this report to changes in one or more indices, including in all cases a broad-based index of changes in prices of securities in the markets in which the Fund invests. All of the indices are unmanaged and their returns include reinvested dividends. Unlike the Funds’ returns, the returns of each index do not include the payment of sales commissions or other expenses that would be incurred in the purchase or sale of the securities included in that index. An investment cannot be made directly in an index. Fair value pricing is not employed by market indices.

The indices to which the Funds are compared are:

Artisan Emerging Markets Fund – Morgan Stanley Capital International Emerging Markets IndexSM is a market-weighted index of companies in emerging markets.

49

NOTES ON MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE AND PORTFOLIO HOLDINGS’ CLASSIFICATION

Artisan International and Artisan International Value Funds – Morgan Stanley Capital International EAFE® Index (MSCI EAFE®) is a market-weighted index of companies in developed markets, excluding the U.S. and Canada. MSCI EAFE®’s average annual return since inception of the International Fund is based upon a starting date of December 31, 1995.

Artisan International Fund – Morgan Stanley Capital International EAFE® Growth Index (MSCI EAFE® Growth) is a market-weighted index of companies in developed markets, excluding the U.S. and Canada, that exhibits growth investment style characteristics according to MSCI’s methodology. MSCI EAFE® Growth’s average annual return since inception of the International Fund is based upon a starting date of December 31, 1995.

Artisan International Value Fund – Morgan Stanley Capital International EAFE® Value Index (MSCI EAFE® Value) is a market-weighted index of companies in developed markets, excluding the U.S. and Canada, that exhibits value investment style characteristics according to MSCI’s methodology.

Artisan Mid Cap Fund – Russell Midcap® Index is a market-weighted index of about 800 medium-sized U.S. companies.

Artisan Mid Cap Fund – Russell Midcap® Growth Index is a market-weighted index of those medium-sized companies included in the Russell Midcap® Index with higher price-to-book and higher forecasted growth values.

Trademarks

Trademarks and copyrights relating to the indices and products of portfolio companies mentioned in this report are owned by their respective owners. Except as otherwise indicated, the trademarks, including names, logos, slogans and service marks appearing in this report are the property of the Adviser and may not be copied, reproduced, published or in any way used without written permission.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by Artisan Partners Limited Partnership. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

The MSCI information may only be used by the reader, may not be reproduced or redisseminated in any form and may not be used to create any financial instruments or products or any indices. The MSCI information is provided on an “as is” basis and the reader of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly

50

NOTES ON MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE AND PORTFOLIO HOLDINGS’ CLASSIFICATION

disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall MSCI Parties have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages.

Russell Investment Group is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. The presentation may contain confidential information and unauthorized use, disclosure, copying, dissemination or redistribution is strictly prohibited. This is a presentation of Artisan Funds, Inc. Russell Investment Group is not responsible for the formatting or configuration of this material or for any inaccuracy in Artisan Funds’ presentation thereof.

PROXY VOTING POLICIES AND PROCEDURES

You may obtain a description of Artisan Funds’ proxy voting policies and procedures, without charge, upon request by calling 800.399.1770. That information also is included in Artisan Funds’ statement of additional information, which is available without charge, upon request, by calling 800.399.1770 and on the Securities and Exchange Commission’s website at www.sec.gov.

Information relating to how each Artisan Fund voted proxies relating to portfolio securities held during the twelve-month period ended June 30 is available without charge, on the Funds’ website at www.artisanfunds.com and on the Securities and Exchange Commission’s website at www.sec.gov.

INFORMATION ABOUT PORTFOLIO SECURITIES

Artisan Funds files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the quarters ending December 31 and June 30 (the first and third quarters of the Funds’ fiscal year) on Form N-Q. The Funds’ Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. You also may review and copy those documents by visiting the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at 800.SEC.0330.

51

DIRECTORS AND OFFICERS

The board of directors has overall responsibility for the conduct of the affairs of Artisan Funds. Each director serves an indefinite term of unlimited duration until the next annual meeting of shareholders and until the election and qualification of his or her successor. The board of directors may fill any vacancy on the board provided that after such appointment at least two-thirds of the directors have been elected by the shareholders. The shareholders may remove a director by a vote of a majority of the outstanding shares of the Funds at any meeting of shareholders called for the purpose of removing such director.

The board of directors elects the officers of Artisan Funds. Each officer serves until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed or disqualified. The board of directors may remove any officer with or without cause at any time.

The names and ages of the directors and officers as of November 17, 2010, the position each holds with the Funds, the date each was first elected to office, their principal business occupations and other directorships they have held during at least the last five years are shown below. Each director oversees all twelve series of Artisan Funds.

Name and Age at 11/17/10	Position(s) Held with Artisan Funds	Date First Elected or Appointed to Office	Principal Occupation(s) during at least the Past 5 Years	Other Public Company or Registered Investment Company Directorships Held
Directors who are not “interested persons” of Artisan Funds:
David A. Erne – 67	Director and Independent Chair of the Board of Directors	Director since 3/27/95; Independent Chair since 2/4/05	Of counsel to the law firm Reinhart Boerner Van Deuren s.c., Milwaukee, WI.	Trustee, Northwestern Mutual Life Insurance Company (individual life insurance, disability insurance and annuity company).
Thomas R. Hefty – 63	Director	3/27/95	Retired; from January 2007 to February 2008, President, Kern Family Foundation (private, grant-making organization); until December 2006, of counsel to the law firm Reinhart Boerner Van Deuren s.c., Milwaukee, WI; until December 2006, Adjunct Professor, Department of Business and Economics, Ripon College; until December 2002, Chairman of the Board and Chief Executive Officer of Cobalt Corporation (provider of managed care and specialty business services).	None.
Jeffrey A. Joerres – 50	Director	8/9/01	Chairman of the Board, President and Chief Executive Officer of Manpower Inc. (non-governmental employment service organization).	Director, Johnson Controls, Inc. (manufacturer of automotive systems and building controls).
Patrick S. Pittard – 64	Director	8/9/01	Distinguished Executive in Residence (teaching position), University of Georgia; until October 2001, Chairman of the Board, President and Chief Executive Officer of Heidrick & Struggles International, Inc. (executive search firm).	Director, Lincoln National Corporation (insurance and investment management company); former Director, Cbeyond, Inc. (telecommunications company, formerly Cbeyond Communications, Inc.).

52

DIRECTORS AND OFFICERS

Name and Age at 11/17/10	Position(s) Held with Artisan Funds	Date First Elected or Appointed to Office	Principal Occupation(s) during at least the Past 5 Years	Other Public Company or Registered Investment Company Directorships Held
Howard B. Witt – 70	Director	3/27/95	Retired; until December 2004, Chairman of the Board, President and Chief Executive Officer of Littelfuse, Inc. (manufacturer of advanced circuit protection devices).	Former Director, Franklin Electric Co., Inc. (manufacturer of electric motors).
Director who is an “interested person” of Artisan Funds:
Andrew A. Ziegler – 53*	Director	1/5/95	Managing Director of Artisan Partners; until February 2010, President and Chief Executive Officer of Artisan Funds.	None.
Officers:
Eric R. Colson – 40	President and Chief Executive Officer	2/9/10	Managing Director and Chief Executive Officer of Artisan Partners since January 2010; prior thereto, Managing Director and Chief Operating Officer – Investment Operations of Artisan Partners.	None.
Lawrence A. Totsky – 51	Chief Financial Officer and Treasurer	1/22/98	Managing Director and Senior Vice President of Artisan Partners; Vice President, Chief Financial Officer and Treasurer of Artisan Distributors LLC.	None.
Janet D. Olsen – 54	General Counsel and Secretary	1/18/01	Managing Director and General Counsel of Artisan Partners; Vice President and Secretary of Artisan Distributors LLC.	None.
Brooke J. Billick – 56	Chief Compliance Officer	8/19/04	Chief Compliance Officer and Associate Counsel of Artisan Partners; Chief Compliance Officer of Artisan Distributors LLC.	None.
Carlene M. Ziegler – 54	Vice President	3/27/95	Managing Director of Artisan Partners; until April 2008, Portfolio Co-Manager of Artisan small-cap growth strategy, including Artisan Small Cap Fund; until February 2005, Director of Artisan Funds.	None.
Michael C. Roos – 52	Vice President	12/19/03	Managing Director of Artisan Partners; Vice President of Artisan Distributors LLC.	None.
Gregory K. Ramirez – 40	Assistant Secretary and Assistant Treasurer	1/22/98	Managing Director and Chief Accounting Officer of Artisan Partners; Assistant Treasurer of Artisan Distributors LLC.	None.
Sarah A. Johnson – 38	Assistant Secretary	2/5/03	Managing Director and Associate Counsel of Artisan Partners.	None.

*	Mr. Ziegler is an “interested person” of Artisan Funds, as defined in the Investment Company Act of 1940, because he is a Managing Director of Artisan Partners and an officer of Artisan Investments GP LLC (the general partner of Artisan Partners). Mr. Ziegler and Carlene M. Ziegler (who are married to each other) control Artisan Partners.

53

DIRECTORS AND OFFICERS

The business address of the officers and director affiliated with Artisan Partners is 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202. The addresses of the other directors are: Mr. Joerres – 100 Manpower Place, Milwaukee, Wisconsin 53212; and Mr. Erne, Mr. Hefty, Mr. Pittard and Mr. Witt – c/o Artisan Funds, 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202.

Artisan Funds’ statement of additional information (SAI) contains further information about the directors. Please call 800.399.1770 for a free copy of the SAI.

54

ARTISAN FUNDS P.O. BOX 8412 BOSTON, MA 02266-8412 800.399.1770

ANNUAL

REPORT

SEPTEMBER 30, 2010

ARTISAN EMERGING MARKETS FUND

ARTISAN FUNDS, INC.

ADVISOR SHARES

2	MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

4	SCHEDULE OF INVESTMENTS

7	STATEMENT OF ASSETS AND LIABILITIES

8	STATEMENT OF OPERATIONS

9	STATEMENT OF CHANGES IN NET ASSETS

10	FINANCIAL HIGHLIGHTS

11	NOTES TO FINANCIAL STATEMENTS

21	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

23	SHAREHOLDER EXPENSE EXAMPLE

24	NOTES ON MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE AND PORTFOLIO HOLDINGS’ CLASSIFICATION

25	PROXY VOTING POLICIES AND PROCEDURES

26	INFORMATION ABOUT PORTFOLIO SECURITIES

27	DIRECTORS AND OFFICERS

ARTISAN FUNDS

P.O. BOX 8412

BOSTON, MA 02266-8412

This report and the audited financial statements contained herein are provided for the general information of the shareholders of the Advisor Shares of Artisan Emerging Markets Fund. Before investing, investors should consider carefully the Fund’s investment objective, risks and charges and expenses. For more complete information on the Fund, including fees and expenses, please call 866.574.1770 for a free prospectus. Read it carefully before you invest or send money.

Company discussions are for illustration only and are not intended as recommendations of individual stocks. The discussion presents information about the companies believed to be accurate, and the views of the portfolio manager, as of September 30, 2010. That information and those views may change, and the Fund disclaims any obligation to advise shareholders of any such changes. Artisan Emerging Markets Fund also offers an institutional class of shares for institutional investors meeting certain minimum investment requirements. A report on the institutional class is available under separate cover.

Artisan Funds offered through Artisan Distributors LLC, member FINRA.

ARTISAN EMERGING MARKETS FUND (ARTZX)

INVESTMENT PROCESS HIGHLIGHTS

Artisan Emerging Markets Fund employs a fundamental research process to construct a diversified portfolio of emerging market companies. The team’s investment process is focused on identifying companies that are priced at a discount relative to the team’s estimate of their sustainable earnings.

•

Sustainable Earnings. The team believes that over the long term a stock’s price is directly related to the company’s ability to deliver sustainable earnings. The team determines a company’s sustainable earnings based upon financial and strategic analysis. The financial analysis of a company’s balance sheet, income statement, and statement of cash flows focuses on identifying historical drivers of return on equity. The strategic analysis examines a company’s competitive advantages and financial strength to assess sustainability.

•

Valuation. The team believes that investment opportunities develop when businesses with sustainable earnings are undervalued relative to peers and historical industry, country and regional valuations. The team values a business and develops a price target based on their assessment of the business’s sustainable earnings and cash flow expectations and the team’s risk analysis.

•

Risk Analysis. The team believes that a disciplined risk framework allows greater focus on fundamental stock selection. The team incorporates its assessment of company-specific and macroeconomic risks into its valuation analysis to develop a risk-adjusted target price. The risk-rating assessment includes a review of the currency, interest rate, monetary and fiscal policy and political risks to which a company is exposed.

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (6/2/2008 to 9/30/2010)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2010)

Fund / Index	1-Year	Since Inception
Artisan Emerging Markets Fund - Advisor Shares	17.75%	-4.68%
MSCI Emerging Markets IndexSM	20.22	-2.50

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance information call 866.574.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The performance shown does not reflect the deduction of a 2% redemption fee on shares held by an investor for 90 days or less and, if reflected, the fee would reduce the performance quoted. The Fund’s performance information reflects Artisan Partners’ contractual agreement to limit the Fund’s expenses to no more than 1.50%, which has been in effect since the Fund’s inception and has had a material impact on the Fund’s performance. Absent that expense waiver, the Fund’s performance would have been lower. See page 24 for a description of the index.

2

INVESTING ENVIRONMENT

The MSCI Emerging Markets IndexSM advanced 20.22% during the one-year period ended September 30, 2010. Though volatility was high throughout the year, emerging markets rallied in the latter part of the period after positive economic reports from China and a good outcome on the European bank stress tests eased investors’ concerns about a double-dip recession. From a regional perspective, the EMEA (Europe, Middle East & Africa) was the strongest performing region as stocks in South Africa and Russia posted gains of approximately 30% and 13%, respectively. Strong results in Latin America were driven by a 24% gain by Mexican stocks and a 16% advance for Brazilian equities. Asia also put up strong numbers. Stocks in India advanced 27%, while those in China, Korea and Taiwan advanced approximately 12-15%.

SECTOR DIVERSIFICATION

Sector	9/30/09	9/30/10
Consumer Discretionary	10.9%	8.3%
Consumer Staples	6.2	7.3
Energy	12.7	11.0
Financials	14.8	15.8
Healthcare	2.2	2.7
Industrials	10.8	9.5
Information Technology	12.9	12.5
Materials	11.3	14.8
Telecommunication Services	11.8	10.5
Utilities	2.6	3.0
Other assets less liabilities	3.8	4.6
Total	100.0%	100.0%

As a percentage of total net assets.

PERFORMANCE DISCUSSION

The Fund participated in the rally with a 17.75% return during the year, but fell short of the Index. We benefited from the strength of our holdings in China, Brazil, Russia, Indonesia, Turkey and Taiwan. Some of our top contributors in these countries were train-borne electrical systems provider Zhuzhou CSR Times Electric Co., Ltd., consumer products manufacturer Hypermarcas SA, rail freight transportation services provider Globaltrans Investment PLC, cement and building materials manufacturer PT Indocement Tunggal Prakarsa Tbk, investment and development bank Turkiye Sinai Kalkinma Bankasi A.S. and mobile handset manufacturer HTC Corporation.

On the downside, relative to the Index, we were negatively impacted by the underperformance of our holdings in Korea, South Africa and Kazakhstan. Our biggest decliners in Korea were educational programs provider MegaStudy Co., Ltd. and residential construction company Hyundai Development Company. In South Africa, our results were hindered by weakness in precious metals producer Gold Fields Limited and ship and transport provider Grindrod Limited. Our lone holding in Kazakhstan, oil and gas producer KazMunaiGas Exploration Production, was also among our biggest decliners.

REGION ALLOCATION

Region	9/30/09	9/30/10
Emerging Asia	41.9%	44.8%
Latin America	26.0	25.0
Europe, Middle East & Africa	24.1	23.9
Developed Markets	4.2	1.7

As a percentage of total net assets.

FUND CHANGES

We always strive to identify stocks that possess unique access to growth and competitive advantages that will allow those companies to sustain earnings growth over the long term. Some of our more recent additions to the portfolio during the period included: Indian financial services provider LIC Housing Finance Limited, Brazilian retail and commercial bank Banco do Brasil S.A., Indian electricity generator Reliance Infrastructure Ltd., Brazilian software developer Totvs SA and Russian building materials producer LSR Group O.J.S.C. Our purchases were funded in part by the sales of Compania Cervecerias Unidas S.A., Grindrod Limited, Itau Unibanco Holdings SA, Pearson Sistemas do Brasil SA and Tele Norte Leste Participacoes S.A.

3

ARTISAN EMERGING MARKETS FUND

Schedule of Investments – September 30, 2010

	Shares Held	Value

COMMON AND PREFERRED STOCKS - 95.4%

BRAZIL - 19.4%
Banco do Brasil S.A.	120,800	$2,293,915
Banco do Brasil S.A.(1)(5)	107,980	2,050,471
BM&F BOVESPA SA	918,100	7,677,964
Companhia de Bebidas das Americas, Preferred(2)	45,900	5,562,527
Companhia Energetica de Minas Gerais-CEMIG, Preferred(2)	230,571	3,740,647
Companhia Vale do Rio Doce	518,162	16,016,473
Empresa Brasileira de Aeronautica S.A.	495,900	3,461,335
Fleury SA	384,801	4,775,899
Hypermarcas SA(3)	407,500	6,331,664
Iguatemi Empresa de Shopping Centers SA	238,000	5,345,154
Julio Simoes Logistica SA(3)	180,400	875,345
Julio Simoes Logistica SA(1)(3)(5)	293,100	1,422,193
Petroleo Brasileiro S.A.	1,203,145	21,616,790
Randon SA Implementos e Participacoes, Preferred(2)	662,300	4,658,020
SLC Agricola SA	356,882	3,935,826
Tim Participacoes S.A., Preferred(2)	1,595,600	5,139,492
Totvs SA	46,400	3,562,270
Wilson Sons Limited (DR)	156,921	2,458,615

		100,924,600
CHILE - 0.8%
Empresa Nacional de Telecomunicaciones S.A.	266,110	4,321,915

CHINA - 12.3%
Airmedia Group, Inc. (DR)(3)	280,601	1,661,158
Ajisen China Holdings Limited	3,310,913	5,180,469
Chaoda Modern Agriculture (Holdings) Limited	6,228,536	5,161,781
China Dongxiang Group Company	8,178,000	4,722,019
China Mobile Limited	1,090,000	11,168,537
China Railway Construction Corporation, H Shares	2,005,000	2,697,848
GOME Electrical Appliances Holdings Limited(3)	18,895,587	5,723,094
Huabao International Holdings Limited	6,426,600	10,088,607
Mindray Medical International Limited, Class A (DR)	150,960	4,463,887
Tingyi (Cayman Islands) Holding Corporation	2,268,300	6,270,908
Zhuzhou CSR Times Electric Co., Ltd., H Shares	2,044,200	6,573,499

		63,711,807

	Shares Held	Value

CZECH REPUBLIC - 0.8%
CEZ	97,517	$4,366,477

EGYPT - 1.4%
Egyptian Financial Group-Hermes Holding	897,204	4,570,335
Orascom Construction Industries	66,667	2,925,362

		7,495,697
HUNGARY - 0.7%
MOL Hungarian Oil and Gas Nyrt., Class A(3)	34,535	3,629,195

INDIA - 6.2%
Cairn India Ltd.(3)	800,176	5,926,306
India Cements Limited	1,593,394	4,145,271
LIC Housing Finance Limited	140,552	4,501,042
Nagarjuna Construction Company Ltd.	1,047,588	3,660,205
Power Finance Corporation	718,285	5,491,639
Reliance Infrastructure Ltd.	159,569	3,785,480
Welspun Corporation Ltd.	812,167	4,861,977

		32,371,920
INDONESIA - 4.9%
Indofood CBP Sukses Makmur TBK PT(3)(4)(5)	1,961,500	1,185,691
PT Astra International Tbk	1,089,500	6,921,529
PT Bank Negara Indonesia Tbk	5,310,500	2,186,676
PT Bank Rakyat Indonesia	4,037,500	4,523,810
PT Gudang Garam Tbk	200,500	1,159,193
PT Indocement Tunggal Prakarsa Tbk	1,954,850	4,030,167
PT Telekomunikasi Indonesia Tbk	5,181,885	5,341,551

		25,348,617
ITALY - 0.5%
Tenaris S.A. (DR)	60,177	2,312,000

KAZAKSTAN - 0.7%
KazMunaiGas Exploration Production (DR)	205,624	3,633,376

KOREA - 7.6%
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	160,434	3,834,095
LG Electronics Inc.	25,493	2,148,544
MegaStudy Co., Ltd.	16,059	2,374,521
Samsung Electronics Co., Ltd.	29,203	19,899,786
Shinhan Financial Group Co., Ltd.	148,857	5,698,407
Shinsegae Co., Ltd.	10,701	5,640,255

		39,595,608

4

	Shares Held	Value

MEXICO - 4.8%
America Movil SAB de C.V., Series L	3,917,733	$10,470,791
Bolsa Mexicana de Valores SA	1,702,157	2,844,661
Grupo Financiero Banorte S.A.B. de C.V.	1,100,198	4,173,221
Grupo Televisa S.A.	991,266	3,760,811
Urbi, Desarrollos Urbanos, S.A.de C.V.(3)	1,848,281	3,870,615

		25,120,099
POLAND - 0.6%
Polski Koncern Naftowy Orlen S.A.(3)	237,797	3,272,229

RUSSIA - 6.2%
Eurasia Drilling Company Ltd. (DR)	84,076	1,954,767
Eurasia Drilling Company Ltd., 144A (DR)	26,670	620,078
Globaltrans Investment PLC (DR)	231,715	3,496,579
LSR Group O.J.S.C. (DR)(3)	391,870	3,330,895
LUKOIL (DR)	127,356	7,233,821
Magnit OAO	8,714	1,010,824
Magnitogorsk Iron & Steel Works (DR)	501,693	6,506,958
Mobile TeleSystems (DR)	281,601	5,978,389
Razguliay Group(3)(4)	1,323,641	1,921,651

		32,053,962
SOUTH AFRICA - 8.3%
ABSA Group Limited	271,821	5,225,640
African Bank Investments Limited	774,215	3,982,010
Barloworld Limited	390,125	2,619,397
Harmony Gold Mining Company Limited	384,846	4,306,587
Impala Platinum Holdings Limited	330,376	8,531,642
Life Healthcare Group Holdings Pte Ltd.	1,230,898	2,550,004
Mondi Limited	492,963	4,031,260
Mr. Price Group Limited	506,524	3,996,818
MTN Group Limited	442,015	7,990,228

		43,233,586
SWEDEN - 0.6%
Alliance Oil Co Ltd. (DR)(3)	247,968	3,333,047

TAIWAN - 10.9%
Acer Inc.	1,229,573	3,124,949
Cathay Financial Holding Co., Ltd.	2,308,356	3,528,128
Chinatrust Financial Holding Company Ltd.	5,332,299	3,362,396
E Ink Holdings Inc.(3)	3,390,000	6,575,677
Far Eastern Textile Ltd.	2,771,091	3,814,059
Hon Hai Precision Industry Co., Ltd.	1,978,656	7,441,771
HTC Corporation	340,620	7,730,089
MediaTek Incorporation	467,794	6,573,358
Taiwan Fertilizer Co., Ltd.	1,386,000	4,329,933
Taiwan Semiconductor Manufacturing Company Ltd.	4,990,647	9,904,138

		56,384,498

	Shares Held	Value

THAILAND - 2.9%
Bangkok Bank Public Company Limited (DR)	796,000	$4,091,466
Bumrungrad Hospital Public Company Limited (DR)	2,022,500	2,332,372
Glow Energy Pcl (DR)	2,477,800	3,490,147
Siam Commercial Bank Public Company Limited (DR)	1,443,500	4,922,644

		14,836,629
TURKEY - 4.7%
Cimsa Cimento Sanayi ve Ticaret A.S.	469,269	3,568,462
Ford Otomotiv Sanayi A.S.	351,476	3,012,894
Tekfen Holding A.S.	1,059,181	4,320,050
Tupras-Turkiye Petrol Rafinerileri A.S.	125,694	3,388,798
Turkcell Iletisim Hizmetleri AS	650,993	4,387,807
Turkiye Sinai Kalkinma Bankasi A.S.	3,400,251	5,711,942

		24,389,953
UNITED ARAB EMIRATES - 0.5%
Air Arabia	12,066,887	2,727,017

UNITED KINGDOM - 0.6%
Antofagasta plc	156,586	3,040,323

Total common and preferred stocks (Cost $430,211,937)		496,102,555

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 5.7%
Repurchase agreement with Fixed Income Clearing Corporation, 0.08%, dated 9/30/2010, due 10/1/2010, maturity value $29,535,066(6) (Cost $29,535,000)	$29,535,000	29,535,000

Total investments - 101.1% (Cost $459,746,937)		525,637,555

Other assets less liabilities - (1.1%)		(5,841,523)

Total net assets - 100.0%(7)		$519,796,032

(1)

Security is restricted. The shares of Banco do Brasil S.A. and Julio Simoes Logistica SA were acquired in a private placement. The shares of Banco do Brasil S.A. and Julio Simoes Logistica SA are freely tradeable outside the United States, where the Fund expects to trade them.

5

Security	Acquisition Dates	Cost	Value	Percentage of Total Net Assets
Banco do Brasil S.A.	7/1/2010	$1,477,126	$2,050,471	0.4%
Julio Simoes Ligistica SA	4/20/2010	1,338,815	1,422,193	0.3

			$3,472,664	0.7%

(2)	Non-voting shares.
(3)	Non-income producing security.
(4)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds, Inc. In total, securities valued at a fair value were $3,107,342 or 0.6% of total net assets.

(5)

Security has been determined to be illiquid under procedures established by the board of directors of Artisan Funds, Inc. In total, the value of securities determined to be illiquid were $4,658,355 or 0.9% of total net assets.

(6)	Collateralized by:

Issuer	Maturity	Value
U.S. Treasury Bill	12/30/2010	$30,129,928

(7)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - September 30, 2010
	Value	Percentage of Total Net Assets
Consumer Discretionary	$43,372,472	8.3%
Consumer Staples	38,180,320	7.3
Energy	56,920,407	11.0
Financials	82,181,521	15.8
Healthcare	14,122,162	2.7
Industrials	49,543,619	9.5
Information Technology	64,812,038	12.5
Materials	76,788,555	14.8
Telecommunication Services	54,798,710	10.5
Utilities	15,382,751	3.0

Total common and preferred stocks	496,102,555	95.4
Short-term investments	29,535,000	5.7

Total investments	525,637,555	101.1
Other assets less liabilities	(5,841,523)	(1.1)

Total net assets	$519,796,032	100.0%

CURRENCY EXPOSURE - September 30, 2010
	Value	Percentage of Total Investments
Brazilian real	$100,924,600	19.2%
British pound	3,040,323	0.6
Chilean peso	4,321,915	0.8
Czech koruna	4,366,477	0.8
Egyptian pound	7,495,697	1.4
Hong Kong dollar	57,586,762	11.0
Hungarian forint	3,629,195	0.7
Indian rupee	32,371,920	6.2
Indonesian rupiah	25,348,617	4.8
Korean won	39,595,608	7.5
Mexican peso	25,120,099	4.8
Polish zloty	3,272,229	0.6
South African rand	43,233,586	8.2
Swedish krona	3,333,047	0.7
Taiwan dollar	56,384,498	10.7
Thai baht	14,836,629	2.8
Turkish lira	24,389,953	4.7
United Arab Emirates dirham	2,727,017	0.5
U.S. dollar	73,659,383	14.0

Total investments	$525,637,555	100.0%

TOP TEN HOLDINGS - September 30, 2010
Company Name	Country	Percentage of Total Net Assets
Petroleo Brasileiro S.A.	Brazil	4.2%
Samsung Electronics Co., Ltd.	Korea	3.8
Companhia Vale do Rio Doce	Brazil	3.1
China Mobile Limited	China	2.1
America Movil SAB de C.V.	Mexico	2.0
Huabao International Holdings Limited	China	1.9
Taiwan Semiconductor Manufacturing Company Ltd.	Taiwan	1.9
Impala Platinum Holdings Limited	South Africa	1.6
MTN Group Limited	South Africa	1.5
HTC Corporation	Taiwan	1.5

Total		23.6%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

6

ARTISAN FUNDS, INC.

Statement of Assets and Liabilities – September 30, 2010

EMERGING MARKETS
ASSETS:
Investments in securities, unaffiliated, at value	$496,102,555
Short-term investments (repurchase agreements), at value	29,535,000

Total investments	525,637,555
Cash	1,077
Foreign currency	1,014,884
Net unrealized gain on foreign currency forward contracts	24,130
Receivable from investments sold	3,626,933
Receivable from fund shares sold	10,134,916
Dividends and interest receivable	1,045,343
Receivable from Adviser	305,801
Other assets	3,019

Total assets	541,793,658

LIABILITIES:
Payable for investments purchased	20,174,626
Payable for fund shares redeemed	21,109
Payable for operating expenses	1,097,439
Payable for foreign taxes	701,433
Payable for deferred directors’ compensation	3,019

Total liabilities	21,997,626

Total net assets	$519,796,032

NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$471,534,146
Net unrealized appreciation on investments and foreign currency related transactions	65,325,941
Accumulated undistributed net investment income	2,512,194
Accumulated net realized losses on investments and foreign currency related transactions	(19,576,249)

$519,796,032

SUPPLEMENTARY INFORMATION:
Net assets
Institutional Shares	$284,187,126
Advisor Shares	$235,608,906
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Institutional Shares	18,663,364
Advisor Shares	15,460,732
Net asset value, offering price and redemption price per share
Institutional Shares	$15.23
Advisor Shares	$15.24
Cost of securities of unaffiliated issuers held	$459,746,937
Cost of foreign currency	$1,015,501

The accompanying notes are an integral part of the financial statements.

7

ARTISAN FUNDS, INC.

Statement of Operations – For the Year Ended September 30, 2010

EMERGING MARKETS
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(1)	$7,525,540
Interest	2,184

Total investment income	7,527,724

EXPENSES:
Advisory fees	2,968,220
Transfer agent fees
Institutional Shares	19,796
Advisor Shares	430,625
Shareholder communications
Institutional Shares	11,588
Advisor Shares	28,180
Custodian fees	405,451
Accounting fees	70,145
Professional fees	69,089
Registration fees
Institutional Shares	62,268
Advisor Shares	172,160
Directors’ fees	9,229
Other operating expenses	11,814

Total operating expenses	4,258,565
Less amounts waived or paid by the Adviser	(305,801)

Net Expenses	3,952,764

Net investment income	3,574,960

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	9,711,870
Foreign currency related transactions	(1,401,436)

8,310,434
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments	43,790,024
Foreign currency related transactions	(483,849)

43,306,175

Net gain on investments and foreign currency related transactions	51,616,609

Net increase in net assets resulting from operations	$55,191,569

(1)	Net of foreign taxes withheld $781,363

The accompanying notes are an integral part of the financial statements.

8

ARTISAN FUNDS, INC.

Statement of Changes in Net Assets

	EMERGING MARKETS
	Year Ended 9/30/2010	Year Ended 9/30/2009
OPERATIONS:
Net investment income	$3,574,960	$743,057
Net realized gain (loss) on:
Investments	9,711,870	(26,362,147)
Foreign currency related transactions	(1,401,436)	(230,806)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments	43,790,024	52,745,622
Foreign currency related transactions	(483,849)	20,169

Net increase in net assets resulting from operations	55,191,569	26,915,895

DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Institutional Shares	(988,454)	(747,694)
Advisor Shares	(508,663)	(51,612)
Net realized gains on investment transactions:
Institutional Shares	-	(59,063)
Advisor Shares	-	(4,077)

Total distributions paid to shareholders	(1,497,117)	(862,446)

FUND SHARE ACTIVITIES:
Net increase in net assets resulting from fund share activities	311,692,460	55,346,259

Total increase in net assets	365,386,912	81,399,708

Net assets, beginning of period	154,409,120	73,009,412

Net assets, end of period	$519,796,032	$154,409,120

Accumulated undistributed net investment income	$2,512,194	$716,697

The accompanying notes are an integral part of the financial statements.

9

ARTISAN FUNDS, INC.

Financial Highlights – For a share outstanding throughout each period

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years or, if shorter, the period of the Fund’s operations. Certain information reflects financial results for a single Fund share, The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

	ARTISAN EMERGING MARKETS FUND
	Advisor Shares
	Year or Period Ended
	9/30/2010	9/30/2009	9/30/2008(5)

Net Asset Value Beginning of Period	$13.03	$11.16	$17.43
Net Investment Income(1)	0.18	0.07	0.04
Net Realized and Unrealized Gain (Loss) on Investments	2.12	1.93	(6.31)

Total Income (Loss) from Investment Operations	2.30	2.00	(6.27)

Dividends from Net Investment Income	(0.09)	(0.12)	-
Distributions from Net Realized Gains	-	(0.01)	-

Total Distributions	(0.09)	(0.13)	-

Net Asset Value End of Period	$15.24	$13.03	$11.16

Total Return(2)	17.75%	18.64%	(35.97)%
Net Assets End of Period (millions)	$235.6	$50.4	$3.2
Ratio of Expenses to Average Net Assets(3)(4)	1.50%	1.50%	1.50%
Ratio of Net Investment Income to Average Net Assets(3)(4)	1.28%	0.70%	0.93%
Portfolio Turnover Rate(2)	25.89%	56.88%	42.24%

(1)	Computed based on average shares outstanding.
(2)	Periods less than twelve months (where applicable) are not annualized.
(3)	Periods less than twelve months (where applicable) are annualized.
(4)

The ratios of expenses to average net assets and net investment income (loss) to average net assets exclude expenses waived or paid by the Adviser or the board of directors. Absent expenses waived or paid by the Adviser or the board of directors, the ratios of expenses to average net assets and net investment income (loss) to average net assets would have been as follows:

Year or Period Ended	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets
9/30/2010	1.73%	1.04%
9/30/2009	3.00%	(0.80)%
9/30/2008	9.73%	(7.30)%

(5)	For the period from commencement of operations (June 2, 2008) through September 30, 2008.

The accompanying notes are an integral part of the financial statements.

10

ARTISAN FUNDS, INC.

Notes to Financial Statements – September 30, 2010

(1)	Organization:

Artisan Funds, Inc. (“Artisan Funds”) was incorporated on January 5, 1995, as a Wisconsin corporation and is registered under the Investment Company Act of 1940, as amended. Artisan Funds is a series comprised of twelve open-end, diversified mutual funds. Artisan Emerging Markets Fund (the “Fund”), commenced operations on June 26, 2006. The Fund’s investment objective is to seek long-term capital growth.

Emerging Markets Fund offers shares of capital stock of two classes – Institutional Shares and Advisor Shares – and began offering Advisor Shares on June 2, 2008. Advisor Shares are sold to employee benefit plans, clients of financial advisors, clients of sponsored programs and institutional or other investors. All investments and exchanges are subject to approval by the Fund. The financial statements of Institutional Shares are presented in a separate report.

Each class of shares has equal rights with respect to portfolio assets and voting privileges. Each class has exclusive voting rights with respect to any matters involving only that class.

Income, expenses not specific to a particular class and realized and unrealized gains and losses were allocated daily to each class of shares based upon the relative net asset value of outstanding shares. Expenses attributable to a particular class of shares, such as transfer agency fees, shareholder communication expenses and registration fees, were allocated directly to that class.

The Fund is managed by Artisan Partners Limited Partnership (the “Adviser”). The Adviser is wholly owned by Artisan Partners Holdings LP (“Artisan Holdings”).

(2)	Summary of significant accounting policies:

The following is a summary of significant accounting policies of Artisan Funds in effect during the period covered by the financial statements, which were in accordance with United States generally accepted accounting principles.

(a)	Security valuation – The net asset value (“NAV”) of the shares of each class of the Fund was determined as of the close of regular session trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m., Eastern Time) each day the NYSE was open for regular session trading. The NAV of each class of shares was determined by dividing the value of the Fund’s securities and other assets attributed to that class, less its liabilities attributed to that class, by the number of outstanding shares of that class of the Fund.

In determining NAV, each equity security traded on a securities exchange, including over-the-counter securities, was valued at the closing price as of the time of valuation on the exchange or market designated by the Fund’s accounting agent or pricing vendor as the principal exchange (the “principal exchange”). The closing price provided by the pricing vendor for a principal exchange may differ and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Absent closing

11

NOTES TO FINANCIAL STATEMENTS

price information from the principal exchange as of the time of valuation, the security was valued using the closing price on another exchange on which the security traded (if such price is made available by the pricing vendor) or the most recent bid quotation on the principal exchange or, if not available, another exchange or in the over-the-counter market, except that securities listed on the London Stock Exchange were valued at the mean of the most recent bid and asked quotations as of the time of valuation. Short-term investments, other than repurchase agreements, maturing within sixty days from the valuation date were valued at amortized cost, which approximates market value.

Securities for which prices were not readily available were valued by Artisan Funds’ valuation committee (the “valuation committee”) at a fair value determined in good faith under procedures established by and under the general supervision of Artisan Funds’ board of directors (the “board of directors”). A price was considered to be not readily available if, among other things, the valuation committee believed that the price determined as described in the preceding paragraph did not reflect a fair value of the security.

Emerging Markets Fund generally invested a significant portion, and perhaps as much as substantially all, of its total assets in securities principally traded in markets outside the U.S. The foreign markets in which the Fund invested were sometimes open on days when the NYSE was not open and the Fund did not calculate its NAV, and sometimes were not open on days when the Fund did calculate its NAV. Even on days on which both the foreign market and the NYSE were open, several hours may have passed between the time when trading in the foreign market closed and the time as of which the Fund calculates its NAV. That was generally the case for markets in Europe, Asia, Australia and other far eastern markets; the regular closing time of foreign markets in North and South America was generally the same as the closing time of the NYSE and the time as of which the Fund calculated its NAV.

The valuation committee concluded that a price determined under the Fund’s valuation procedures was not readily available if, among other things, the valuation committee believed that the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded but before the time for determination of NAV (“subsequent event”). A subsequent event might include a company-specific development (for example, announcement of a merger that is made after the close of the foreign market), a development that might affect an entire market or region (for example, imposition of foreign exchange controls by a foreign government), a potentially global development (such as a terrorist attack that may be expected to have an impact on investor expectations worldwide) or a significant change in one or more U.S. securities indexes. Artisan Funds monitored for subsequent events using several tools. An indication by any of those tools of a potential material change in the value of securities resulted in either a meeting of the valuation committee, which considered whether a subsequent event had occurred and whether local market closing prices continued to represent fair values for potentially affected non-U.S. securities, and/or a valuation based on information provided by a third party research service. This third party research service was used to assist in determining estimates of fair values for foreign securities. That service utilized statistical data based on historical performance of securities, markets and other data in developing factors used to estimate a fair value.

12

NOTES TO FINANCIAL STATEMENTS

Estimates of fair values utilized by the Fund as described above may differ from the value realized on the subsequent sale of those securities and from quoted or published prices for those securities. The differences may have been material to the NAV of the Fund or to the information presented.

Foreign stocks as an asset class may underperform U.S. stocks, and foreign stocks may be more volatile than U.S. stocks. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and participation certificates) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices and political instability.

The risks of foreign investments typically are greater in emerging and less developed markets. For example, political and economic structures in these less developed countries may be new and changing rapidly, which may cause instability and greater risk of loss. Their securities markets may be less developed, and securities in those markets are generally more volatile and less liquid than those in the developed markets. Emerging market countries also are more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain emerging markets also may face other significant internal or external risks, including a heightened risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. High levels of national debt tend to make such markets also heavily reliant on foreign capital and, therefore, vulnerable to capital flight.

(b)	Fair Value Measurements – Under generally accepted accounting principles for fair value measurement, accounting standards clarify the definition of fair value for financial reporting, establish a framework for measuring fair value and require additional disclosures about the use of fair value measurements. In accordance with this standard, fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. The standard establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The three-tier hierarchy of inputs is summarized in three broad levels:

•	Level 1 – quoted prices in active markets for identical investments
•

Level 2 – other significant observable inputs (including but not limited to quoted prices for similar securities, interest rates, credit risks, etc. In circumstances where securities trading primarily outside the U.S. whose

13

NOTES TO FINANCIAL STATEMENTS

value the Fund adjusted as result of significant market movements following the close of local trading are classified as level 2.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining a fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities.

The following table summarizes the Fund’s investments, based on the inputs used to determine their fair values as of September 30, 2010:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Securities(1)
Emerging Asia	$231,063,388	$1,185,691	$-	$232,249,079
Latin America	130,366,613	-	-	130,366,613
Emerging Europe, Middle East & Africa	122,879,842	1,921,651	-	124,801,493
Developed Markets	8,685,370	-	-	8,685,370
Repurchase Agreements	-	29,535,000	-	29,535,000
Total	$492,995,213	$32,642,342	$-	$525,637,555

(1)	See Fund’s Schedule of Investments for country classifications.

As of September 30, 2010, there were no significant transfers between Level 1, Level 2, and Level 3 securities.

(c)	Taxes – No provision was made for federal income taxes or excise taxes since the Fund intends to (i) comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and (ii) distribute to its shareholders substantially all of its taxable income as well as net realized gains from the sale of investment securities. The Fund may utilize earnings and profits distributed to shareholders on redemptions of Fund shares as part of the dividends paid deduction.

The Fund has analyzed the tax positions taken on federal income tax returns for all remaining open tax years (fiscal years 2007 through 2010) and has concluded that as of September 30, 2010, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

The Fund may be subject to taxes on realized gains from the sale of investment securities imposed by certain countries in which the Fund invests. The foreign tax expense, if any, was recorded on an accrual basis and is included in “Net realized gain (loss) on investments” on the accompanying Statement of Operations. The amount of foreign tax owed is included in “Payable for foreign taxes” on the accompanying Statement of Assets and Liabilities.

14

NOTES TO FINANCIAL STATEMENTS

(d)	Portfolio transactions – In determining the Fund’s NAV, security transactions and shareholder transactions were accounted for no later than one business day after trade date, in accordance with applicable regulations. However, for financial reporting purposes, security transactions and shareholder transactions were recorded on trade date in accordance with United States generally accepted accounting principles. Net realized gains and losses on securities were computed on specific security lot identification.

(e)	Foreign currency translation – Values of foreign investments, open foreign currency forward contracts, payables for capital gains taxes and cash denominated in foreign currencies were translated into U.S. dollars using a spot market rate of exchange as of the time of determination of the Fund’s NAV on the day of valuation. Payables and receivables for securities transactions, dividend and reclaim receivables and other receivables and payables denominated in a foreign currency were translated into U.S. dollars using a spot market rate of exchange as of 12:00 p.m. (Eastern Time) on the day of valuation. Purchases and sales of investments and dividend and interest income were translated into U.S. dollars using a spot market rate of exchange as of 12:00 p.m. (Eastern Time) on the date of such transactions. The portion of security gains or losses resulting from changes in foreign exchange rates was included with net realized and unrealized gain or loss from investments, as appropriate, for both financial reporting and tax purposes.

The Fund may enter into foreign currency forward contracts to hedge the foreign currency exposure on open payables and receivables. These foreign currency forward contracts, or spot contracts, generally settle within two business days. The Fund also may enter into foreign currency forward contracts to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities, although they generally do not do so. Foreign currency forward contracts, if any, were recorded at market value and any related realized and unrealized gains and losses were reported as foreign currency related transactions for financial reporting purposes. For tax purposes, these foreign exchange gains and losses were treated as ordinary income or loss. The Fund could be exposed to loss if the counterparties fail to perform under these contracts. For the period ended September 30, 2010, the Fund entered only into spot contracts.

Other foreign currency related transaction gains and losses may result from currency gains and losses realized from the difference between the amounts of dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. The net increase (decrease) in unrealized appreciation or depreciation on foreign currency related transactions arose from changes in the values of assets and liabilities, other than investments in securities, resulting from changes in foreign exchange rates.

(f)

Repurchase agreements – The Fund may enter into repurchase agreements with institutions that the Adviser determined were creditworthy pursuant to criteria adopted by the board of directors. Repurchase agreements were recorded at cost plus accrued interest and were collateralized in an amount greater than or equal to the repurchase price plus accrued interest. Collateral (in the form of U.S. government securities) was held by the Fund’s custodian and in the event of default on the

15

NOTES TO FINANCIAL STATEMENTS

obligation of the counterparty to repurchase, the Fund had the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the proceeds from any sale of such collateral were less than the repurchase price, the Fund would have suffered a loss.

(g)	Depositary receipts – The Fund may invest in depositary receipts. Depositary receipts are typically issued by a financial institution (a “depositary”), evidencing ownership interests in a security issued by an issuer and deposited with the depositary.

(h)	Equity-linked participation certificates – The Fund may invest in equity-linked participation certificates. Equity-linked participation certificates are derivative securities which are designed to provide synthetic exposure to one or more underlying securities. An investment in an equity-linked participation certificate typically entitles the holder to a return equal to the market return of the underlying security or securities, subject to the credit risk of the issuing financial institution. The Fund did not invest in participation certificates during the year ended September 30, 2010.

(i)	Transfer agent and authorized agent fees – The Fund paid fees to, and reimbursed expenses of, the Fund’s transfer agent. In addition, the Fund has authorized certain financial services companies, broker-dealers, banks or other authorized agents, and in some cases, other organizations designated by an authorized agent (with their designees, collectively “authorized agents”) to accept purchase, exchange and redemption orders for Advisor Shares on the Fund’s behalf. Many authorized agents charged a fee for accounting and shareholder services that the agent provided to Fund shareholders on the Fund’s behalf. Those services typically included recordkeeping, transaction processing for shareholders’ accounts and other services. The fee was either based on the number of accounts to which the authorized agent provided such services, or was a percentage (as of September 30, 2010, up to 0.40% annually) of the average value of Fund shares held in such accounts. The Fund paid a portion of such fees, which are intended to compensate the authorized agent for its provision of services of the type that would be provided by the Fund’s transfer agent or other service providers if the shares were registered on the books of the Fund’s transfer agent. The balance of the fees incurred was paid by the Adviser. The Fund’s expenses incurred for services provided by authorized agents were included in “Transfer agent fees” in the Statement of Operations. The table below shows the portion of the total fees and expenses to the Fund’s transfer agent and the fees to authorized agents incurred by each class of the Fund during the year ended September 30, 2010.

	Year Ended 9/30/10
	Fees and Expenses to Transfer Agent	Fees to Authorized Agents	Total
Institutional Shares	$19,796	$-	$19,796
Advisor Shares	62,732	367,893	430,625

(j)	Commission recapture – The Fund had the ability to direct portfolio trades to various brokers that have agreed to rebate a portion of the commissions generated. The Fund received no commission recapture rebates for the year ended September 30, 2010.

16

NOTES TO FINANCIAL STATEMENTS

(k)	Use of estimates – The preparation of financial statements in conformity with United States generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(l)	Indemnifications – In the normal course of business, the Fund has entered into contracts in which the Fund agrees to indemnify the other party or parties against various potential costs or liabilities. The Fund’s maximum exposure under these arrangements is unknown. No claim had been made for indemnification pursuant to any such agreement of the Fund.

(m)	Other – Dividend income less foreign taxes withheld, if any, was generally recorded on the ex-dividend date. In some cases, the information was not available to the Fund on the ex-dividend date. In such cases, which may have included private placements and foreign securities, dividends were recorded as soon after the ex-dividend date as reliable information became available to the Fund. Non-cash dividends included in dividend income, if any, were generally recorded at the fair market value of securities received. Interest income was reported on the accrual basis. Distributions to shareholders were recorded on the ex-dividend date. Expenses attributable to Artisan Funds were generally allocated to each Fund based on net assets. However, other expense allocation methodologies were used, depending on the nature of the expense item. Expenses attributable to a particular Fund or class were allocated directly to that Fund or class.

The character of income and net realized gains and losses may differ in some instances for financial statement and tax purposes and may result in reclassification of permanent differences among certain capital accounts to more appropriately conform financial accounting to tax characterizations of dividend and capital gain distributions.

Emerging Markets Fund generally imposed a 2% redemption fee on shares held 90 days or less. Those redemption fees were recorded as a reduction in the cost of shares redeemed and had the primary effect of increasing paid-in capital. The Fund reserved the right to waive or reduce the 2% redemption fee on shares held 90 days or less at its discretion when the Fund believed such waiver was in the best interests of the Fund, including but not limited to when it determined that imposition of the redemption fee was not necessary to protect the Fund from the effects of short-term trading. The Fund waived the fee on redemption of shares held by certain authorized agents or other Fund intermediaries and otherwise in accordance with the Fund’s prospectus.

(3)	Transactions with affiliates:

The Adviser, with which the officers and a director of Artisan Funds were affiliated, provided investment advisory and administrative services to the Fund. In exchange for those services, Emerging Markets Fund paid a monthly management fee to the Adviser at the annual rate of 1.05% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee, and to the extent that fee waiver is insufficient, to reimburse Emerging Markets Fund for any ordinary operating expenses in an amount sufficient to cause the Fund’s ordinary operating expenses, including the management fee, to be not more than 1.50% of average daily net assets, annually. This contract continues through February 1, 2011, at which time the Adviser will determine

17

NOTES TO FINANCIAL STATEMENTS

whether to renew, revise or discontinue it. For the year ended September 30, 2010, the Adviser paid operating expenses on behalf of the Advisor Shares of Emerging Markets Fund. Emerging Markets Fund reimbursed the Adviser annually for operating expenses paid on its behalf up to 1.50% of average daily net assets, annually. The amount of operating expenses owed to the Adviser as of September 30, 2010, is included in payable for operating expenses on the Statements of Assets and Liabilities for Emerging Markets Fund.

The officers and director of Artisan Funds who are affiliated with the Adviser receive no compensation from Artisan Funds.

Prior to April 1, 2010, each director who was not an affiliated person of the Adviser received an annual retainer of $170,000, payable quarterly, as well as reimbursement of expenses related to his duties as a director of Artisan Funds. The amount of the annual retainer increases by $10,000 with each new series of Artisan Funds. In addition, the non-interested chair of the board of directors received an annual retainer of $60,000, payable quarterly, and each chair of a board committee who was a non-interested director received an annual retainer of $30,000, payable quarterly. Effective April 1, 2010, each director who was not an affiliated person of Artisan Funds or the Adviser received an annual retainer of $180,000, payable quarterly, due to the commencement of operations of Global Equity Fund. The other additional annual retainer fees were unchanged. These fees were generally allocated to each of the Artisan Funds based on net assets, subject to a minimum allocation of $1,500 to each Fund per quarter.

Artisan Funds has adopted a deferred compensation plan for directors who are not affiliated persons of the Adviser that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from Artisan Funds. For purposes of determining the amount owed to the directors under the plan, deferred amounts were invested in shares of Artisan Funds as selected by the individual directors. The Fund purchased shares of Artisan Funds selected for deferral by the director in amounts equal to his investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets were included as a component of “Other assets” on the Statement of Assets and Liabilities. Deferral of directors’ fees under the plan did not affect the net assets of the Fund, and did not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the plan.

Shares of Artisan Funds were offered for sale by Artisan Distributors LLC (“Distributors”). Distributors is wholly owned by Artisan Holdings. All distribution expenses relating to the Fund were paid by the Adviser.

(4)	Line of credit arrangement:

Artisan Funds is party to a line of credit agreement with State Street Bank and Trust Company (“SSB”), which expires in August 2011, under which each Fund may borrow up to $75 million, provided that such borrowing does not exceed the least of (a) 33 1/3% of its adjusted net assets, with adjusted net assets being total assets less total liabilities (excluding indebtedness for borrowed money), after giving effect to the loan (b) the maximum amount the Fund may borrow under applicable law, (c) the limitations included in the Fund’s prospectus, or (d) any limitations on borrowings in any agreement with any governmental authority or regulator; provided that the aggregate borrowings by all Artisan Funds may not exceed $100 million. For the period October 1, 2009 to August 17, 2010, Artisan Funds

18

NOTES TO FINANCIAL STATEMENTS

paid an up-front fee of 0.05% and a commitment fee at the annual rate of 0.10% on the unused portion of the line of credit and interest was charged on any borrowings at the current Federal Funds rate plus 1.25%. Effective August 18, 2010, Artisan Funds paid a commitment fee at the annual rate of 0.125% on the unused portion of the line of credit and interest was charged on any borrowings at the current Federal Funds rate plus 1.25%. For the periods October 1, 2009 to August 17, 2010, and August 18, 2010 to August 17, 2011, SSB agreed to waive 0.05% and 0.025%, respectively, of the commitment fee by reducing the Funds’ custody expenses. The use of the line of credit was generally restricted to temporary borrowing for extraordinary or emergency purposes. During the year ended September 30, 2010, there were no borrowings under the line of credit for the Fund.

(5)	Investment transactions:

The cost of securities purchased and the proceeds from the sale of securities (excluding short-term securities) for the year ended September 30, 2010 were $364,745,200 and $70,971,238, respectively.

(6)	Information for Federal income tax purposes:

For Federal income tax purposes, the cost of investments, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation on investments as of September 30, 2010 were as follows:

Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation on Investments
$470,718,783	$63,411,929	$(8,493,157)	$54,918,772

The difference between cost of investments for financial reporting and cost of investments for Federal income tax purposes was due primarily to timing differences in recognizing certain gains and losses on security transactions (e.g., wash sale loss deferrals and passive foreign investment company transactions).

The tax characterization of ordinary income dividends and long-term capital gain distributions paid during the year ended September 30, 2010 and the year ended September 30, 2009 were as follows:

Year Ended 9/30/10		Year Ended 9/30/09
Ordinary Income Dividends	Long-Term Capital Gain Distributions	Ordinary Income Dividends	Long-Term Capital Gain Distributions
$1,497,117	$ -	$862,446	$ -

Ordinary income dividends and long-term capital gain distributions were determined in accordance with income tax regulations that impose treatment that is different from the treatment that would result from the application of U.S. generally accepted accounting principles. These differences were due to differing treatments for such items as net short- term gains, wash sale loss deferrals, passive foreign investment company transactions, foreign currency transactions, net investment losses and post-October losses.

19

NOTES TO FINANCIAL STATEMENTS

Additional tax information as of and for the year ended September 30, 2010 follows:

Undistributed Ordinary Income	Undistributed Long-Term Gain	Post-October Losses
$4,825,565	$ -	$

As of September 30, 2010, the Fund had capital loss carryovers of $4,542,143 and $6,358,806 with expiration dates of 2017 and 2018, respectively.

(7)	Fund share activities:

Capital share transactions for the Fund were as follows:

Year ended September 30, 2010	Institutional Shares	Advisor Shares
Proceeds from shares issued	$173,420,897	$177,492,508
Net asset value of shares issued in reinvestment of dividends and distributions	983,707	499,770
Cost of shares redeemed(1)	(23,531,254)	(17,173,168)

Net increase from fund share transactions	$150,873,350	$160,819,110

Shares sold	12,304,761	12,812,565
Shares issued in reinvestment of dividends and distributions	73,686	37,352
Shares redeemed	(1,700,418)	(1,260,856)

Net increase in capital shares	10,678,029	11,589,061

Year ended September 30, 2009	Institutional Shares	Advisor Shares
Proceeds from shares issued	$36,046,627	$42,105,884
Net asset value of shares issued in reinvestment of dividends and distributions	801,388	55,689
Cost of shares redeemed(1)	(20,916,631)	(2,746,698)

Net increase from fund share transactions	$15,931,384	$39,414,875

Shares sold	3,727,344	3,845,456
Shares issued in reinvestment of dividends and distributions	104,212	7,232
Shares redeemed	(2,106,464)	(268,708)

Net increase in capital shares	1,725,092	3,583,980

(1)	Net of redemption fees of:

	9/30/2010	9/30/2009
Institutional Shares	$1,851	$618
Advisor Shares	1,609	36

(8)	Subsequent Events

The Fund evaluated subsequent events through the issuance of the Fund’s financial statements and has determined there is no impact to the Fund’s financial statements.

20

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders of Artisan Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Artisan Emerging Markets Fund (one of the twelve portfolios constituting Artisan Funds, Inc.) (the “Fund”) as of September 30, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2010, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Artisan Emerging Markets Fund of Artisan Funds, Inc. at September 30, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Chicago, Illinois

November 19, 2010

21

NOTES TO FINANCIAL STATEMENTS

Other Federal tax information (unaudited):

The Internal Revenue Code requires that shareholders be notified within 60 days of the Fund’s fiscal year-end of certain information regarding long-term capital gains, qualified dividend income and the dividends received deduction for corporate shareholders. This data is informational only. Every year in January, shareholders are sent a Form 1099-DIV which provides the federal tax status of dividends and distributions received during the calendar year. Shareholders are advised to consult their own tax advisor with respect to the specific tax consequences of investment in the Fund.

The Fund hereby designates the following amounts as (i) long-term capital gain distributions for purposes of the dividends paid deduction (including earnings and profits distributed to shareholders on redemption of Fund shares), (ii) the amount of ordinary dividends paid during the fiscal year ended September 30, 2010 that are considered qualified dividend income as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003, and (iii) the amount of ordinary dividends paid during the fiscal year ended September 30, 2010 that are eligible for the dividends received deduction available to certain corporate shareholders.

Long-Term Capital Gains	Qualified Dividend Income	Dividends Received Deduction
$ -	69.87%	-%

22

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of Artisan Funds, you may incur transaction costs, including redemption fees, and you will incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2010 to September 30, 2010.

Actual Expenses

The first line below the Fund’s name in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the name of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line below the Fund’s name in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for the six months ended September 30, 2010 and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/2010	Ending Account Value 9/30/2010	Expenses Paid During Period 4/1/2010-9/30/2010(1)
Artisan Emerging Markets Fund - Advisor Shares
Actual	$1,000.00	$1,068.00	$7.78
Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	$7.59

(1)

Expenses are equal to the Fund’s ratio of expenses to average net assets for the six-month period ended September 30, 2010 (shown below), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Fund	Annualized Ratio of Expenses to Average Net Assets for the Six-Month Period Ended September 30, 2010
Artisan Emerging Markets Fund - Advisor Shares(a)	1.50%

(a)	The annualized ratio of expenses to average net assets excludes expenses waived or paid by the Adviser.

23

NOTES ON MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE AND PORTFOLIO HOLDINGS’ CLASSIFICATION

The discussion of the Fund included in this report includes statistical information about the portfolio of the Fund. Except as otherwise noted, that information is as of September 30, 2010. That information will vary with changes in the Fund’s portfolio investments. The performance information for the Fund relative to its benchmark index discussed in this report was prepared by the Adviser using information reported by FactSet Databases (“FactSet”). For the purposes of assigning portfolio securities to a particular country, the Adviser considers an issuer to be from a particular country as designated by its securities information vendors. The Adviser currently uses MSCI Inc. as its primary source and FactSet as a secondary source for this information. In the event (i) the Adviser’s securities information vendors do not assign a security to a particular country or if the published classification appears to be erroneous, or (ii) its primary vendor does not assign a security to a particular country and the secondary vendor has assigned a security to a particular country by using a methodology that is not the same as the methodology the primary vendor uses to assign a country, the Adviser assigns the security to a country using the primary vendor’s published criteria (to the extent available) or the Adviser’s own judgment. The primary information vendor’s criteria include the identity of the jurisdiction of the issuer’s incorporation, the main equity trading market for the issuer’s securities, the geographical distribution of the issuer’s operations and the location of the issuer’s headquarters. Country designations may change over time.

For the purposes of assigning portfolio securities to a particular sector and industry, the Adviser assigns securities in accordance with the sector and industry classifications of the Global Industry Classification Standard (GICS®) developed by MSCI Inc. and Standard & Poor’s (to the extent available) as a primary source and FactSet (to the extent available) as a secondary source for this information. In the event the Adviser’s securities information vendors do not classify a security to a particular sector or industry or if the published classification appears to be erroneous, the Adviser classifies the security according to its own judgment, using other securities information vendors, the company description and other publicly available information about the company’s peer group. Sector and industry classifications may change over time.

The names of portfolio securities reflected in this report are as reported by the Fund’s data providers, may not represent the legal name of the entity and, in some cases, are translations of non-English names.

Description of Index

The Fund’s performance is compared in this report to changes in a broad-based index of changes in prices of securities in the market in which the Fund invests. This index is unmanaged and its returns include reinvested dividends. Unlike the Fund’s returns, the returns of the index do not include the payment of sales commissions or other expenses that would be incurred in the purchase or sale of the securities included in the index. An investment cannot be made directly in an index. Fair value pricing is not employed by market indices.

The index to which the Fund is compared is the Morgan Stanley Capital International Emerging Markets IndexSM, a market-weighted index of companies in emerging markets.

24

NOTES ON MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE AND PORTFOLIO HOLDINGS’ CLASSIFICATION

Trademarks

Trademarks and copyrights relating to the indices and products of portfolio companies mentioned in this report are owned by their respective owners. Except as otherwise indicated, the trademarks, including names, logos, slogans and service marks appearing in this report are the property of the Adviser and may not be copied, reproduced, published or in any way used without written permission.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by Artisan Partners Limited Partnership. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

The MSCI information may only be used by the reader, may not be reproduced or redisseminated in any form and may not be used to create any financial instruments or products or any indices. The MSCI information is provided on an “as is” basis and the reader of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall MSCI Parties have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages.

PROXY VOTING POLICIES AND PROCEDURES

You may obtain a description of Artisan Funds’ proxy voting policies and procedures, without charge, upon request by calling 866.574.1770. That information also is included in Artisan Funds’ statement of additional information, which is available without charge, on the Fund’s website at www.artisanfunds.com and on the Securities and Exchange Commission’s website at www.sec.gov.

25

PROXY VOTING POLICIES AND PROCEDURES

Information relating to how the Fund voted proxies relating to portfolio securities held during the twelve-month period ended June 30 is available without charge, on the Fund’s website at www.artisanfunds.com and on the Securities and Exchange Commission’s website at www.sec.gov.

INFORMATION ABOUT PORTFOLIO SECURITIES

Artisan Funds files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the quarters ending December 31 and June 30 (the first and third quarters of the Funds’ fiscal year) on Form N-Q. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. You also may review and copy those documents by visiting the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at 800.SEC.0330.

26

DIRECTORS AND OFFICERS

The board of directors has overall responsibility for the conduct of the affairs of Artisan Funds. Each director serves an indefinite term of unlimited duration until the next annual meeting of shareholders and until the election and qualification of his or her successor. The board of directors may fill any vacancy on the board provided that after such appointment at least two-thirds of the directors have been elected by the shareholders. The shareholders may remove a director by a vote of a majority of the outstanding shares of the Funds at any meeting of shareholders called for the purpose of removing such director.

The board of directors elects the officers of Artisan Funds. Each officer serves until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed or disqualified. The board of directors may remove any officer with or without cause at any time.

The names and ages of the directors and officers as of November 17, 2010, the position each holds with the Funds, the date each was first elected to office, their principal business occupations and other directorships they have held during at least the last five years are shown below. Each director oversees all twelve series of Artisan Funds.

Name and Age at 11/17/10	Position(s) Held with Artisan Funds	Date First Elected or Appointed to Office	Principal Occupation(s) during at least the Past 5 Years	Other Public Company or Registered Investment Company Directorships Held
Directors who are not “interested persons” of Artisan Funds:
David A. Erne – 67	Director and Independent Chair of the Board of Directors	Director since 3/27/95; Independent Chair since 2/4/05	Of counsel to the law firm Reinhart Boerner Van Deuren s.c., Milwaukee, WI.	Trustee, Northwestern Mutual Life Insurance Company (individual life insurance, disability insurance and annuity company).
Thomas R. Hefty – 63	Director	3/27/95	Retired; from January 2007 to February 2008, President, Kern Family Foundation (private, grant-making organization); until December 2006, of counsel to the law firm Reinhart Boerner Van Deuren s.c., Milwaukee, WI; until December 2006, Adjunct Professor, Department of Business and Economics, Ripon College; until December 2002, Chairman of the Board and Chief Executive Officer of Cobalt Corporation (provider of managed care and specialty business services).	None.
Jeffrey A. Joerres – 50	Director	8/9/01	Chairman of the Board, President and Chief Executive Officer of Manpower Inc. (non-governmental employment service organization).	Director, Johnson Controls, Inc. (manufacturer of automotive systems and building controls).
Patrick S. Pittard – 64	Director	8/9/01	Distinguished Executive in Residence (teaching position), University of Georgia; until October 2001, Chairman of the Board, President and Chief Executive Officer of Heidrick & Struggles International, Inc. (executive search firm).	Director, Lincoln National Corporation (insurance and investment management company); former Director, Cbeyond, Inc. (telecommunications company, formerly Cbeyond Communications, Inc.).

27

DIRECTORS AND OFFICERS

Name and Age at 11/17/10	Position(s) Held with Artisan Funds	Date First Elected or Appointed to Office	Principal Occupation(s) during at least the Past 5 Years	Other Public Company or Registered Investment Company Directorships Held
Howard B. Witt – 70	Director	3/27/95	Retired; until December 2004, Chairman of the Board, President and Chief Executive Officer of Littelfuse, Inc. (manufacturer of advanced circuit protection devices).	Former Director, Franklin Electric Co., Inc. (manufacturer of electric motors).
Director who is an “interested person” of Artisan Funds:
Andrew A. Ziegler – 53*	Director	1/5/95	Managing Director of Artisan Partners; until February 2010, President and Chief Executive Officer of Artisan Funds.	None.
Officers:
Eric R. Colson – 40	President and Chief Executive Officer	2/9/10	Managing Director and Chief Executive Officer of Artisan Partners since January 2010; prior thereto, Managing Director and Chief Operating Officer – Investment Operations of Artisan Partners.	None.
Lawrence A. Totsky – 51	Chief Financial Officer and Treasurer	1/22/98	Managing Director and Senior Vice President of Artisan Partners; Vice President, Chief Financial Officer and Treasurer of Artisan Distributors LLC.	None.
Janet D. Olsen – 54	General Counsel and Secretary	1/18/01	Managing Director and General Counsel of Artisan Partners; Vice President and Secretary of Artisan Distributors LLC.	None.
Brooke J. Billick – 56	Chief Compliance Officer	8/19/04	Chief Compliance Officer and Associate Counsel of Artisan Partners; Chief Compliance Officer of Artisan Distributors LLC.	None.
Carlene M. Ziegler – 54	Vice President	3/27/95	Managing Director of Artisan Partners; until April 2008, Portfolio Co-Manager of Artisan small-cap growth strategy, including Artisan Small Cap Fund; until February 2005, Director of Artisan Funds.	None.
Michael C. Roos – 52	Vice President	12/19/03	Managing Director of Artisan Partners; Vice President of Artisan Distributors LLC.	None.
Gregory K. Ramirez – 40	Assistant Secretary and Assistant Treasurer	1/22/98	Managing Director and Chief Accounting Officer of Artisan Partners; Assistant Treasurer of Artisan Distributors LLC.	None.
Sarah A. Johnson – 38	Assistant Secretary	2/5/03	Managing Director and Associate Counsel of Artisan Partners.	None.

*	Mr. Ziegler is an “interested person” of Artisan Funds, as defined in the Investment Company Act of 1940, because he is a Managing Director of Artisan Partners and an officer of Artisan Investments GP LLC (the general partner of Artisan Partners). Mr. Ziegler and Carlene M. Ziegler (who are married to each other) control Artisan Partners.

28

DIRECTORS AND OFFICERS

The business address of the officers and director affiliated with Artisan Partners is 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202. The addresses of the other directors are: Mr. Joerres – 100 Manpower Place, Milwaukee, Wisconsin 53212; and Mr. Erne, Mr. Hefty, Mr. Pittard and Mr. Witt – c/o Artisan Funds, 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202.

Artisan Funds’ statement of additional information (SAI) contains further information about the directors. Please call 866.574.1770 or visit our website at www.artisanfunds.com for a free copy of the SAI.

29

ARTISAN FUNDS P.O. BOX 8412 BOSTON, MA 02266-8412 866.574.1770

Item 2.	Code of Ethics.

(a) Registrant has adopted a code of ethics (the “Code”) that applies to its principal executive officer, principal financial officer and principal accounting officer (the “Covered Officers”).

(b) No disclosures are required pursuant to this Item 2(b).

(c) During the period covered by the report, registrant did not make any substantive amendments to the Code.

(d) During the period covered by the report, registrant did not grant any waivers, including implicit waivers, from the provisions of the Code.

(e) Not applicable.

(f) A copy of the Code is filed as Exhibit (a)(1) to this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

Registrant’s board of directors has determined that Thomas R. Hefty, member and chairman of the registrant’s audit committee, qualifies as an audit committee financial expert, as such term is defined in Instruction 2(b) to Item 3 of Form N-CSR. Mr. Hefty is “independent” as such term is defined in paragraph (a)(2) of Item 3 of Form N-CSR.

Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including, without limitation, for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4.	Principal Accountant Fees and Services.

Aggregate fees billed to the registrant for professional services rendered by the registrant’s principal accountant, Ernst & Young LLP, are summarized in the tables below. The tables summarize fees billed (or to be billed) by the registrant’s principal accountant for work performed relating to each applicable period identified below.

Fees:

	Fiscal Year Ended September 30, 2010	Fiscal Year Ended September 30, 2009
Audit Fees (a)	$238,000	$230,500
Audit-Related Fees (b)	$45,700	$44,700
Tax Fees (c)	$203,000	$186,050
All Other Fees (d)	—	—

(a) “Audit Fees” include amounts for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements and services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements, including for 2010, portions of which have not been billed at the time of this filing and fees billed for consents issued in conjunction with the registrant’s post-effective amendments to the Funds’ registration statements filed for each of the last two fiscal years.

(b) “Audit-Related Fees” include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements. Audit-related fees have not been reported under the item “audit fees” in the chart above.

The fees billed by Ernst & Young LLP during the fiscal years ended September 30, 2010 and September 30, 2009 include fees incurred for services for review procedures performed in conjunction with the semiannual reports to shareholders as of March 31, 2010 and March 31, 2009.

(c) “Tax Fees” include amounts for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning.

The fees shown in the table above for the fiscal year ended September 30, 2010 include fees for (1) the review and preparation of the Funds’ income tax returns for the fiscal year ended September 30, 2010, which have not been billed as of the time of this filing; (2) the review of excise tax calculations and preparation of excise tax returns for the calendar year ended December 31, 2010, which also have not yet been billed as of the time of this filing; (3) the use of a PFIC database supplied by Ernst & Young LLP for the fiscal year ended September 30, 2009 and the excise year ended December 31, 2009, and the semiannual period ended March 31, 2010; and (4) the use of a Qualified Foreign Corporation (QFC) Database supplied by Ernst & Young LLP for the calendar year ended December 31, 2009.

The fees shown in the table above for the fiscal year ended September 30, 2009 include fees for (1) the review and preparation of the Funds’ income tax returns for the fiscal year ended September 30, 2009; (2) the review of excise tax calculations and preparation of excise tax returns for the calendar year ended December 31, 2009; (3) the use of a PFIC database supplied by Ernst & Young LLP for the fiscal year ended September 30, 2008, the excise year ended December 31, 2008, and the semiannual period ended March 31, 2009; and (4) the use of a Qualified Foreign Corporation (QFC) Database supplied by Ernst & Young LLP for the calendar year ended December 31, 2008.

(d) None.

(e)(1) During its regularly scheduled periodic meetings, the registrant’s audit committee considers any requests to pre-approve any audit, audit-related, tax and other services to be provided by the principal accountants of the registrant. The audit committee has authorized its chairman to exercise that authority in the intervals between meetings; and the chairman presents any such pre-approvals to the audit committee at its next regularly scheduled meeting. Under paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, pre-approval of non-audit services may be waived provided that: 1) the aggregate fees for all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to its principal accountant during the fiscal year in which services are provided, 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

(e)(2) No services included in Items 4(b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees for the fiscal years ended September 30, 2010 and September 30, 2009 by the registrant’s principal accountant for non-audit services rendered to the registrant are shown in the tables above and described under Items 4(b) – (d) above. For the registrant’s fiscal years ended September 30, 2010 and September 30, 2009, Ernst & Young LLP served as the registrant’s principal accountant and provided no services and billed no fees for non-audit services rendered to the registrant’s adviser or entities controlling, controlled by or under common control with the adviser.

(h) The audit committee of the registrant’s board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence. The provisions of Rule 2-01(c)(7) were effective on May 6, 2003. No such services were rendered on or after May 6, 2003.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

The Schedules of Investments in securities of unaffiliated issuers as of September 30, 2010 are included as part of the annual reports to shareholders filed under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

No material changes to report.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers have concluded, based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), that the Disclosure Controls are effectively designed to provide reasonable assurance that the information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	(1)	Code of Ethics for Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (as referenced in Item 2 above), attached hereto as Exhibit (a)(1)

	(2)	Certifications of Eric R. Colson, Principal Executive Officer and Lawrence A. Totsky, Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), attached hereto as Exhibits (a)(2)(i) and (a)(2)(ii)

(b)		Certification of Eric R. Colson, Principal Executive Officer and Lawrence A. Totsky, Principal Financial Officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, attached hereto as Exhibit (b)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Artisan Funds, Inc.

By:	/S/ ERIC R. COLSON
Eric R. Colson
Principal Executive Officer

Date:	December 3, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ ERIC R. COLSON
Eric R. Colson
Principal Executive Officer

Date:	December 3, 2010

By:	/S/ LAWRENCE A. TOTSKY
Lawrence A. Totsky
Principal Financial Officer

Date:	December 3, 2010